As filed with the Securities and Exchange	Registration No. 333-56297
Commission on April 20, 2007	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 34 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B
of
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31
Hartford, Connecticut 06156
Depositor’s Telephone Number, including Area Code: (860) 723-2239

John S. (Scott) Kreighbaum, Esq.
ING
1475 Dunwoody Drive
West Chester, PA 19380-1478
(610) 425-3404
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 30, 2007 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

ING Life Insurance and Annuity Company

Variable Annuity Account B of ING Life Insurance and Annuity Company

Deferred Variable Annuity Contract

ING VARIABLE ANNUITY

April 30, 2007

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING Life Insurance and Annuity Company (“ILIAC,” the “Company,” “we,” “us,” “our”). It is issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (“Tax Code”); a qualified individual retirement annuity (“IRA”); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account. See “Premium Bonus Option–Suitability.”

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III — Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying Fund may be obtained by calling our Customer Service Center at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 30, 2007, Statement of Additional Information (“SAI”) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain free of charge, the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public Reference Room in Washington, D.C. You may call 1-202-942-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the

ILIAC Variable Annuity – INGVA

separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room 1580, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

  ILIAC Guaranteed Account (the Guaranteed Account)
  Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Topics – Contract Distribution,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ILIAC Variable Annuity – INGVA

The investment portfolios available under your Contract are:

ING Investors Trust	ING Partners, Inc. (Cont.)
ING American Funds Growth Portfolio	ING Oppenheimer Global Portfolio (Initial Class)
ING American Funds Growth-Income Portfolio	ING Oppenheimer Strategic Income Portfolio (Initial Class)
ING American Funds International Portfolio	ING Templeton Foreign Equity Portfolio (Service Class)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING Thornburg Value Portfolio (Initial Class)
ING Evergreen Omega Portfolio (Class I)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING FMRSM Diversified Mid Cap Portfolio (Class I)	(Initial Class)
ING FMRSM Large Cap Growth Portfolio (Class I)	ING UBS U.S. Large Cap Equity Portfolio (Initial Class)
ING FMRSM Mid Cap Growth Portfolio (Class S)	ING UBS U.S. Small Cap Growth Portfolio (Service Class)
ING Franklin Income Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Initial Class)
ING Franklin Mutual Shares Portfolio (Class S)
ING Global Real Estate Portfolio (Class S)	ING Variable Funds
ING Global Resources Portfolio (Class S)	ING VP Growth and Income Portfolio (Class I)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class I)	ING Variable Portfolios, Inc.
ING JPMorgan Value Opportunities Portfolio (Class I)	ING VP Global Science and Technology Portfolio (Class I)
ING Julius Baer Foreign Portfolio (Class S)	ING VP Growth Portfolio (Class I)
ING Legg Mason Value Portfolio (Class I)	ING VP Index Plus LargeCap Portfolio (Class I)
ING LifeStyle Aggressive Growth Portfolio (Class S)	ING VP International Equity Portfolio (Class I)
ING LifeStyle Growth Portfolio (Class S)	ING VP Small Company Portfolio (Class I)
ING LifeStyle Moderate Growth Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)	ING Variable Products Trust
ING Lord Abbett Affiliated Portfolio (Class S)	ING VP High Yield Bond (Class I)
ING MarketPro Portfolio (Class S)	ING VP SmallCap Opportunities Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)
ING Marsico International Opportunities Portfolio (Class S)	ING VP Balanced Portfolios, Inc. (Class I)
ING MFS Total Return Portfolio (Class I)
ING Oppenheimer Main Street Portfolio (Class I)	ING VP Intermediate Bond Portfolio (Class I)
ING Pioneer Fund Portfolio (Class I)
ING Pioneer Mid Cap Value Portfolio (Class S)	ING VP Money Market Portfolio (Class I)
ING Templeton Global Growth Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)	Fidelity Variable Insurance Products
ING UBS U.S. Allocation Portfolio (Class S)	Fidelity VIP Contrafund Portfolio (Class I)
ING VP Index Plus International Equity Portfolio (Class S)	Fidelity VIP Equity-Income Portfolio (Class I)
ING Wells Fargo Disciplined Value Portfolio (Class S)
ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

ING Partners, Inc.
ING Baron Small Cap Growth Portfolio (Service Class)
ING Columbia Small Cap Value II Portfolio (Service Class)
ING Davis Venture Value Portfolio (Service Class)
ING JPMorgan International Portfolio (Initial Class)
ING Legg Mason Partners Aggressive Growth Portfolio
(Initial Class)
ING Lord Abbett U.S. Government Securities Portfolio
(Initial Class)
ING Neuberger Berman Partners Portfolio (Initial Class)
ING Neuberger Berman Regency Portfolio (Service Class)

ILIAC Variable Annuity – INGVA

ILIAC Variable Annuity –INGVA

i

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for additional detail.

Questions:

Contacting the Company. To answer your questions, contact your sales representative or write or call our Customer Service Center at:

ING P.O. Box 9271 Des Moines, IA 50306-9271 1-800-531-4547

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following addresses when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:

ING	ING
Attn: Customer Service	Attn: Customer Service Center
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Express mail packages should not be sent to the P.O. Box address.

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals. The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

New York Contracts:

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. For details regarding the New York contracts, see the “Fee Table” and the “New York Contracts” sections of this prospectus.

Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

	Option Package I	Option Package II	Option Package III

Mortality and Expense Risk
Charge[1]:	0.80%	1.10%	1.25%

ILIAC Variable Annuity –INGVA

1

Death Benefit[2] on Death of the	The greater of:		The greatest of:			The greatest of:
Annuitant[3]:	(1) The sum of all purchase		(1)	The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for			payments, adjusted for			payments, adjusted for
	amounts withdrawn or			amounts withdrawn or			amounts withdrawn or
	applied to an income			applied to an income			applied to an income
	phase payment option as			phase payment option as			phase payment option as
	of the claim date; or			of the claim date; or			of the claim date; or
	(2) The account value on the		(2)	The account value on the		(2)	The account value on the
	claim date.			claim date; or			claim date; or
			(3)	The “step-up value” on the		(3)	The “step-up value” on
				claim date.			the claim date; or
						(4)	The “roll-up value” on the
claim date.[4]

Minimum Initial Purchase	Non-			Non-			Non-
Payment[5]:	Qualified:	Qualified:	Qualified:		Qualified:	Qualified:		Qualified:
	$15,000	$1,500		$5,000	$1,500		$5,000	$1,500

Free Withdrawals[6]:	10% of your account value		10% of your account value			10% of your account value
	each account year, non-			each account year, non-		each account year, cumulative
	cumulative.			cumulative.			to a maximum 30%.

Nursing Home Waiver —
Waiver of Early Withdrawal	Not
Charge[7]:	Available			Available			Available

1	See “Fee Table” and “Fees.”

2	See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option— Forfeiture.”

3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

4	See the “New York Contracts” section of this prospectus for details regarding the death benefit under Option Package III for contracts issued in New York.

5	See “Purchase and Rights.”

6	See “Fees.”

7	See “Fees” and the “New York Contracts” sections of this prospectus for details regarding contracts issued in New York.

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See “Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge may also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See “Fee Table” and “Fees.”

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option— Forfeiture” and “Right to Cancel.”

If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture” and “Death Benefit—Premium Bonus.”

If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first

ILIAC Variable Annuity – INGVA

2

seven account years. See “Premium Bonus Option—Forfeiture” and “Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option—Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.
  Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs or 403(b) plans) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

ILIAC Variable Annuity – INGVA

3

CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

  Fixed Interest Options; or
  Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides for payments to your beneficiary; or
  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Fees: Early Withdrawal Charge (As a percentage of payments withdrawn.)

For Contracts Issued Outside of the State of New York

All Contracts (except Roth IRA Contracts Issued Before
September 20, 2000):

Years from Receipt
of Purchase Payment	Early Withdrawal Charge

ILIAC Variable Annuity – INGVA

4

Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts Issued Before September 20, 2000

Completed Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

For Contracts Issued in the State of New York

All Contracts

Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

Annual Maintenance Fee	$30.00[1]
Transfer Charge	$ 0.00[2]

1	The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See “Fees—Annual Maintenance Fee.”

2	We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Transfers” for additional information.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Fees Deducted from Investments in the Separate Account:

Amount During the Accumulation Phase

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

If You Do Not Elect the Premium Bonus Option:

All Account
Years
Option Page I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%

ILIAC Variable Annuity – INGVA

5

Option Page II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

If You Elect the Premium Bonus Option:

	Account	After the 7th
	Years	Account
	1-7	Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

If You Elect the Premium Bonus Option and Invest in the GET Fund*:

	Account	After the 7th
	Years	Account
	1-7	Year
Option Page I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%

Option Page II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%

Option Page III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%

ILIAC Variable Annuity – INGVA

6

Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

*	The GET Fund guarantee charge applies during each guarantee period to amounts invested in the GET Fund investment option only. This fee table assumes a GET Fund guarantee period of seven years. See “Investment Options — Variable Investment Options” for additional information.

Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service	0.34%	1.51%
(12b-1) fees[1], and other expenses):

1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds without taking into account any fee waiver or expense reimbursement arrangements that may apply.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

For Contracts Issued Outside the State of New York Assuming You Elect the Premium Bonus Option:

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,047	$1,656	$2,288	$3,721

2)	If you do not withdraw your entire account value or if you select an income phase payment

	option at the end of the applicable time period*:
	1 year	3 years	5 years	10 years
	$347	$1,056	$1,788	$3,721

For Contracts Issued in the State of New York Assuming You Elect the Premium Bonus Option:

1)	If you withdraw your entire account value at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$1,047	$1,556	$2,088	$3,721

ILIAC Variable Annuity – INGVA

7

2)	If you do not withdraw your entire account value or if you select an income phase payment

	option at the end of the applicable time period*:
	1 year	3 years	5 years	10 years
	$347	$1,056	$1,788	$3,721

*	This example does not apply during the income phase if you selected a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal after payments start. In this case the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

     Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fund Expenses” for more information.

     How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix V of this prospectus we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE AND RIGHTS

How to Purchase: Please note that this contract is no longer available for purchase, although you may continue to make purchase payments under existing contracts. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are

ILIAC Variable Annuity – INGVA

8

alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

  Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.
  Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics -- Contract Distribution”). You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.
  Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides. In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date we establish your account is 90. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or older you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages.

Your Rights Under the Contract:

  Individual Contracts. You have all contract rights.
  Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

ILIAC Variable Annuity – INGVA

9

  Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sum;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See “Premium Bonus Option—Suitability.”

Purchase Payment Amounts. The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

		Option		Option		Option

	Package I		Package II		Package III

Minimum Initial	Non-		Non-		Non-
Purchase	Qualified:	Qualified:*	Qualified:	Qualified:*	Qualified:	Qualified:*
Payment
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

*	The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income. Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

  The size and type of the prospective group, if any, to which the reduction would apply;
  The method and frequency of purchase payments to be made under the contract; and
  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and

ILIAC Variable Annuity – INGVA

10

the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. Any premium bonus credited to your account will be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. We may also deduct this charge from amounts allocated to the fixed interest options, resulting in an annual 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees—Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account Value.”

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

ILIAC Variable Annuity – INGVA

11

  If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
  If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit—Premium Bonus.”
  If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal

Date	Payment	Bonus	Value	Amount	Explanation

May 2, 2004	$100,000	$4,000	$104,000	--	You make a $100,000 initial purchase
					payment and we credit your account
					with a 4% ($4,000) premium bonus.
					Your beginning account value equals
					$104,000.

May 2, 2007	--	--	$120,000	$30,000	Assume that your account value grows
					to $120,000 over the next three years
					and you request a $30,000 withdrawal.
					$18,000 of that $30,000 will be
					subject to an early withdrawal charge
					($30,000 minus $12,000 (the 10% free
					withdrawal amount, see “Fees—Free
					Withdrawals”)) and you would pay a
					$1,080 early withdrawal charge (6%
					of $18,000). Additionally, because
					$18,000 is 18% of the $100,000
					purchase payment made in the first
					account year, 18% of your $4,000
					premium bonus, or $720, would be
					forfeited.*

*	This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees—Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

See the “New York Contracts” section of this prospectus for details about forfeiture of the premium bonus under contracts issued in New York.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven

ILIAC Variable Annuity – INGVA

12

account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and phone number listed in “Contract Overview—Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of GET Fund Series Offerings. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the day of the offering period. The guarantee does not promise that you will earn the fund’s minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice on the maturity date, we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

ILIAC Variable Annuity – INGVA

13

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the ILIAC Guaranteed Account (the Guaranteed Account) or the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus.

Selecting Investment Options:

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared—bought by more than one company.
  Mixed—bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

ILIAC Variable Annuity – INGVA

14

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and transfers into the Fixed Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers. The Contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;
  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
  Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy, we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation, we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other company variable life insurance policies and variable annuity contracts that you own. It may be extended to other variable policies and contracts that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation

ILIAC Variable Annuity – INGVA

15

relates to your Contract or another owner’s variable policy or contract, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization, individual or other party; and
  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs, transfers involving funds that affirmatively permit short-term trading in their fund shares, such as the ProFund portfolios, if available, transfers between a fund affirmatively permitting short-term trading and the Liquid Assets portfolio (subaccount), if available, and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our excessive trading policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios, if available, be received at our Customer Service Center no later than 3 p.m. eastern time.

Limits Imposed by the Underlying Fund. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation to a subaccount if the corresponding fund will not accept the allocation for any reason.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

ILIAC Variable Annuity – INGVA

16

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview—Questions: Contacting the Company.”

In certain states purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview—Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES (EXCESSIVE TRADING POLICY)

You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days before an account anniversary.

The following minimum account values need to be met:

	Transfers to			Transfers to

	Option Package I		Option Packages II or III

Minimum Account	Non-		Non-
Value	Qualified:	Qualified:	Qualified:	Qualified:
	$15,000	$1,500	$5,000	$1,500

  You will receive a new contract schedule page upon transfer.
  Only one option package may be in effect at any time.
Transfers to	Transfers to	Transfers to

Option Package I	Option Package II	Option Package III

ILIAC Variable Annuity – INGVA

17

Death Benefit[1] :	Death Benefit[1] :	Death Benefit[1] :
· The sum of all purchase	· The sum of all purchase	· The sum of all purchase
payments made, adjusted for	payments made, adjusted for	payments made, adjusted for
amounts withdrawn or applied to	amounts withdrawn or applied to	amounts withdrawn or applied to
an income phase payment option	an income phase payment option	an income phase payment option
as of the claim date, will	as of the claim date, will	as of the claim date, will
continue to be calculated from	continue to be calculated from	continue to be calculated from
the account effective date.	the account effective date.	the account effective date.
· The “step-up value” under	· If transferring from Option	· If transferring from Option
Option Packages II and III will	Package I, the “step-up value”	Package I, the “step-up value”
terminate on the new schedule	will be calculated beginning on	will be calculated beginning on
effective date.	the new schedule effective date.	the new schedule effective date.
· The “roll-up value” under	· If transferring from Option	· If transferring from Option
Option Package III will	Package III, the “step-up value”	Package II, the “step-up value”
terminate on the new schedule	will continue to be calculated	will continue to be calculated
effective date.	from the date calculated under	from the date calculated under
	Option Package III.	Option Package II.
	· The “roll-up value” under	· The “roll-up value” will be
	Option Package III will	calculated beginning on the new
	terminate on the new schedule	schedule effective date.
effective date.

Nursing Home Waiver[2] :	Nursing Home Waiver[2] :	Nursing Home Waiver[2] :
· The availability of the waiver of	· If transferring from Option	· If transferring from Option
the early withdrawal charge	Package I, the waiting period	Package I, the waiting period
under the Nursing Home Waiver	under the Nursing Home Waiver	under the Nursing Home Waiver
will terminate on the new	will begin to be measured from	will begin to be measured from
schedule effective date.	the new schedule effective date.	the new schedule effective date.
	· If transferring from Option	· If transferring from Option
	Package III, the waiting period	Package II, the waiting period
	will have been satisfied on the	will have been satisfied on the
	new schedule effective date.	new schedule effective date.

Free Withdrawals[3] :	Free Withdrawals[3] :	Free Withdrawals[3] :
· If transferring from Option	· If transferring from Option	· The cumulative to 30% available
Package III, any available free	Package III, any available free	free withdrawal amount will
withdrawal amount in excess of	withdrawal amount in excess of	begin to be calculated as of the
10% will be lost as of the new	10% will be lost as of the new	new schedule effective date.
schedule effective date.	schedule effective date.

1 See “Death Benefit.” 2 See “Fees—Nursing Home Waiver.” 3 See “Fees—Free Withdrawals.”

FEES

The following repeats and adds to information provided in the “Fees and Expenses” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you

ILIAC Variable Annuity – INGVA

18

specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

For Contracts Issued outside of the State of New York

All Contracts (except Roth IRA Contracts Issued Before September 20, 2000):

Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Roth IRA Contracts Issued Before September 20, 2000:

Completed
Account Years	Early Withdrawal Charge
Less than 1	5%
1 or more but less than 2	4%
2 or more but less than 3	3%
3 or more but less than 4	2%
4 or more but less than 5	1%
5 or more	0%

For Contracts Issued in the State of New York

All Contracts

Years from Receipt of
Purchase Payment	Early Withdrawal Charge
Less than 1	7%
1 or more but less than 2	6%
2 or more but less than 3	5%
3 or more but less than 4	4%
4 or more but less than 5	3%
5 or more but less than 6	2%
6 or more but less than 7	1%
7 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% (4% for a Contract issued in NY) of the portion of that purchase payment withdrawn.

For certain Roth IRA contracts where the early withdrawal charge is based on the number of completed account years, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that purchase payment withdrawn.

ILIAC Variable Annuity – INGVA

19

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

  Used to provide income phase payments to you;
  Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;
  Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;
  Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);
  Applied as a rollover to certain Roth IRAs issued by us or an affiliate;
  If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “Systematic Distribution Options”)); or
  Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

  More than one account year has elapsed since the schedule effective date;
  The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and
  The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law. See the “New York Contracts” section of this prospectus for contracts issued in New York.

Annual Maintenance Fee

ILIAC Variable Annuity – INGVA

20

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II

0.80%	1.10%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “The Income Phase – Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

ILIAC Variable Annuity – INGVA

21

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III

0.15%	0.15%	0.15%

There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase.

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year. See “Premium Bonus Option – Premium Bonus Option Charge.”

ING GET U.S. Core Portfolio Guarantee Charge

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “Investment Options-Variable Investment Options.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is issued;
  The amount of expected purchase payments;
  A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
  The type and frequency of administrative and sales services provided; or

ILIAC Variable Annuity – INGVA

22

· The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

     Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

ILIAC Variable Annuity – INGVA

23

     Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the company or its affiliates in 2006, that ranking would be as follows:

· Fidelity Variable Insurance Product Portfolios

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Topics – Contract Distribution.”

ILIAC Variable Annuity – INGVA

24

ILIAC Variable Annuity – INGVA

25

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase your account value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus
  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”

ILIAC Variable Annuity – INGVA

26

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount’s units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the ING GET U.S. Core Portfolio. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 3:	The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

ILIAC Variable Annuity – INGVA

27

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See “Restrictions on Withdrawals from 403(b) Plan Accounts.”

Steps for Making A Withdrawal:

Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.

However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed Account prospectus for more information about withdrawals from the Guaranteed Account and the Fixed Account.

Select investment options. If you do not specify this, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

Properly complete a disbursement form and deliver it to our Customer Service Center.

Restrictions on Withdrawals from 403(b) Plan Accounts. Under Section 403(b) contracts the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant’s death, disability, attainment of age 59½, separation from service or financial hardship. See “Taxation.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET U.S. Core Portfolio and then elect to reinstate them, we will reinstate them in an ING GET U.S. Core

ILIAC Variable Annuity – INGVA

28

Portfolio series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro-rata basis. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option. A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

  SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.
  ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.
  LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Taxation.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or the Company at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax

ILIAC Variable Annuity – INGVA

29

consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life(lives) or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview—Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

Option Package I	Option Package II	Option Package III

ILIAC Variable Annuity – INGVA

30

Death Benefit on	The greater of:		The greatest of:		The greatest of:
Death of the	(1)	The sum of all purchase	(1)	The sum of all purchase	(1)	The sum of all purchase
Annuitant:		payments, adjusted for		payments, adjusted for		payments, adjusted for
		amounts withdrawn or		amounts withdrawn or		amounts withdrawn or applied
		applied to an income		applied to an income phase		to an income phase payment
		phase payment option		payment option as of the		option as of the claim date; or
		as of the claim date; or		claim date; or	(2)	The account value* on the
	(2)	The account value* on	(2)	The account value* on the		claim date; or
		the claim date.		claim date; or	(3)	The “step-up value”* (as
			(3)	The “step-up value”* (as		described below) on the claim
				described below) on the		date; or
				claim date.	(4)	The “roll-up value”* (as
						described below) on the claim
						date.**

*	For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

**	See the “New York Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or
  The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal

ILIAC Variable Annuity – INGVA

31

to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

The “roll-up value” is not available on contracts issued in the State of New York. See the “New York Contracts” section of this prospectus for details about the Option Package III death benefit for contracts issued in New York.

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;

(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and

(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only the death benefit described above

ILIAC Variable Annuity – INGVA

32

under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract if the annuitant dies the beneficiary may choose one of the following three methods of payment:

  Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules (see “Taxation Required Minimum Distributions”));
  Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or
  Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See “Taxation.”

For Non-Qualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

	(a)	Continue the contract in the accumulation phase;

	(b)	Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of

ILIAC Variable Annuity – INGVA

33

the income phase payment options; or

(c)	Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above (subject to the Tax Code distribution rules). See “Taxation—Required Minimum Distributions.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Taxation.”

(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See “Taxation.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.

ILIAC Variable Annuity – INGVA

34

The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview—Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or

(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;

(b)	The joint lives of the annuitant and beneficiary;

(c)	A guaranteed period greater than the annuitant’s life expectancy; or

(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

ILIAC Variable Annuity – INGVA

35

See “Taxation” for further discussion of rules relating to income phase payments.

Charges Deducted.

  If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees—Mortality and Expense Risk Charge.”
  There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “Fees—Administrative Expense Charge.”
  If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees—Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless your beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

ILIAC Variable Annuity – INGVA

36

ILIAC Variable Annuity – INGVA

37

Lifetime Income Phase Payment Options

Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.

Life Income—	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income—	Length of Payments: For as long as either annuitant lives. It is possible that only one payment
Two Lives	will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.

Life Income—	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5 to 30
Two Lives—	years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first
Payments	death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income—	Length of Payments: For as long as the annuitant lives.
Cash Refund	Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
Option (limited	lump sum payment equal to the amount originally applied to the income phase payment option
availability—	(less any applicable premium tax) and less the total amount of income payments paid.
fixed payments
only)

Life Income—	Length of Payments: For as long as either annuitant lives.
Two Lives—Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option	Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-sum
(limited	payment equal to the amount applied to the income phase payment option (less any applicable
availability—	premium tax) and less the total amount of income payments paid.
fixed payments
only)

Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected
Guaranteed	the premium bonus option). In certain cases a lump-sum payment may be requested at any time
Payments	(see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lifetime Income Phase Payment Options

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Customer Service Center.

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

NEW YORK CONTRACTS

Some of the fees, features and benefits of the contract are different if it is issued in the State of New York. This section identifies the different features and benefits and replaces the portions of this prospectus that contain the differences with information that relates specifically to New York contacts. This section should be read in conjunction with the rest of this prospectus. The fees that apply to New York contracts are described in the “Fee Table” and “Fees” sections of this prospectus.

Contract Overview – Contract Facts. The following information about New York contracts replaces the “Contract Facts” subsection in the “Contract Overview” section of this prospectus:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. The differences are summarized as follows:

	Option Package I		Option Package II			Option Package III

Mortality and Expense Risk
Charge[1]:	0.80%		1.10%		1.25%

Death Benefit[2] on Death of the	The greater of:		The greatest of:		The greatest of:
Annuitant[3]:	(1) The sum of all purchase		(1) The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for		payments, adjusted for			payments, adjusted for
	amounts withdrawn or		amounts withdrawn or			amounts withdrawn or
	applied to an income		applied to an income			applied to an income phase
	phase payment option as		phase payment option as			payment option as of the
	of the claim date; or		of the claim date; or			claim date; or
	(2) The account value on the		(2) The account value on the		(2)	The account value on the
	claim date.		claim date; or			claim date; or
			(3) The “step-up value” on		(3)	The “step-up value” on the
			the claim date.			claim date.[4]

Minimum Initial Payment/	Non-		Non-			Non-
Account Value[5]:	Qualified:	Qualified:	Qualified:	Qualified:	Qualified:		Qualified:
	$15,000	$1,500	$5,000	$1,500		$5,000	$1,500

Free Withdrawals[6]:	10% of your account value		10% of your account value		10% of your account value each
	each account year, non-		each account year, non-		account year, cumulative to a
	cumulative.		cumulative.			maximum 30%.

Nursing Home Waiver —
Waiver of Early Withdrawal	Not		Not			Not
Charge[7]:	Available		Available			Available

1	See “Fee Table” and “Fees.”

2	See “Death Benefit.” If a death benefit is payable based on account value or step-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium Bonus Option— Forfeiture” in this section.

3	When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under

ILIAC Variable Annuity – INGVA

38

each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.

4	The death benefit is the same under Option Packages II and III for contracts issued in New York. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.

5	See “Purchase and Rights.”

6	See “Fees.”

7	See “Fees.”

Premium Bonus Option - Forfeiture. The following information about New York contracts replaces the “Forfeiture” subsection in the “Premium Bonus Option” section of this prospectus:

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

  If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”
  If a death benefit is payable based on account value or step-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death Benefit— Premium Bonus.”
  If all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be calculated by:
Completed Account Years	Amount of Premium

at the Time of the Withdrawal	Bonus Subject to Forfeiture

Less than 1	100%
1 or more but less than 2	100%
2 or more but less than 3	100%
3 or more but less than 4	100%
4 or more but less than 5	100%
5 or more but less than 6	75%
6 or more but less than 7	50%
7 or more	0%

(2)	And multiplying that amount by the same percentage as the amount withdrawn subject to the early withdrawal charge is to the total of all purchase payments made to the account during the first account year.

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal

Date	Payment	Bonus	Value	Amount	Explanation

May 2,	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase
2004					payment and we credit your account with a
					4% ($4,000) premium bonus. Your
					beginning account value equals $104,000.

May 2,	—	—	$120,000	$30,000	Assume that your account value grows to
2007					$120,000 over the next three years and you
					request a $30,000 withdrawal. $18,000 of
					that $30,000 will be subject to an early
					withdrawal charge ($30,000 minus $12,000
					(the 10% free withdrawal amount, see

ILIAC Variable Annuity – INGVA

39

	Purchase	Premium	Account	Withdrawal

Date	Payment	Bonus	Value	Amount	Explanation

“Fees—Free Withdrawals”)) and you would
pay a $720 early withdrawal charge (4% of
$18,000). Additionally, 100% of the
premium bonus is subject to forfeiture
according to the table above, and because
$18,000 is 18% of the $100,000 purchase
payment made in the first account year, 18%
of your $4,000 premium bonus, or $720,
would be forfeited.*

*	This example assumes that either Option Package I or II has been in effect since you purchased the contract. If Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees—Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Death Benefit – Death Benefit Amount. The following information about New York contracts replaces the “Death Benefit” section of this prospectus:

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies:

	Option Package I	Option Package II	Option Package III**

Death Benefit on	The greater of:	The greatest of:	The greatest of:
Death of the	(1) The sum of all purchase	(1) The sum of all purchase	(1) The sum of all purchase
Annuitant:	payments, adjusted for	payments, adjusted for	payments, adjusted for
	amounts withdrawn or	amounts withdrawn or	amounts withdrawn or
	applied to an income	applied to an income	applied to an income phase
	phase payment option	phase payment option	payment option as of the
	as of the claim date; or	as of the claim date; or	claim date; or
	The account value* on the	(2) The account value* on	(2) The account value* on the
	claim date.	the claim date; or	claim date; or
		The “step-up value”* (as	The “step-up value”* (as
		described below) on the	described below) on the claim
		claim date.	date.**

*	For purposes of calculating the death benefit, the account value and step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option— Forfeiture.”

**	For contracts issued in the State of New York, the benefit payable upon the death of the annuitant under Option Package III is the same as that described under Option Package II. Therefore, contract holders of contracts issued in New York should seriously consider whether Option Package III is suitable for their circumstances.

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

  The account value; or
  The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

  The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

ILIAC Variable Annuity – INGVA

40

· The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture” above.

TAXATION

Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 403(b), 408, or 408A of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution

     Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

ILIAC Variable Annuity – INGVA

41

     Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested.

     Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

     Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

     General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

     10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually) over your life

ILIAC Variable Annuity – INGVA

42

     or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or· the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

     Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

ILIAC Variable Annuity – INGVA

43

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed by August 31, 2011. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

     Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

     Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General

The Contracts are primarily designed for use with IRAs under Tax Code Section 408 and 408A and Tax Code

ILIAC Variable Annuity – INGVA

44

Section 403(b) plans (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

     Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

     Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of

ILIAC Variable Annuity – INGVA

45

general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

     Section 403(b) Tax-Sheltered Annuities. The contracts are available as Tax Code section 403(b) tax-sheltered annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement.

In November, 2004 the Treasury Department proposed regulations which, if finalized, are not scheduled to take effect until after 2007. These proposed regulations may not be relied upon until they become final. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. The proposed regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) a revocation or modification of IRS Revenue Ruling 90-24, which would increase restrictions on a participant's right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

     In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

     Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code; or
  The distribution is a qualified charitable distribution as defined under the Pension Protection Act of 2006. This type of distribution is only available through the end of 2007. You should consult a competent tax advisor for further information.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified

ILIAC Variable Annuity – INGVA

46

distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings unless it is a qualified charitable contribution as defined under the Pension Protection Act and as described above. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separate from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code.

If, pursuant to Revenue Ruling 90-24, the Company agrees to accept amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

ILIAC Variable Annuity – INGVA

47

     Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (IRA and 403(b)). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

     Lifetime Required Minimum Distributions (IRA and 403(b) only). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

     Start Date and Time Period. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

     Required Distributions Upon Death (Section 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions

ILIAC Variable Annuity – INGVA

48

must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

     No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

     Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

     IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

     Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefits

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to

ILIAC Variable Annuity – INGVA

49

legislative developments and their effect on the Contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

ILIAC Variable Annuity – INGVA

50

ILIAC Variable Annuity – INGVA

51

ILIAC Variable Annuity – INGVA

52

ILIAC Variable Annuity – INGVA

53

ILIAC Variable Annuity – INGVA

54

ILIAC Variable Annuity – INGVA

55

ILIAC Variable Annuity – INGVA

56

ILIAC Variable Annuity – INGVA

57

ILIAC Variable Annuity – INGVA

58

OTHER TOPICS

The Company

We issue the contract described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue Hartford, Connecticut 06156

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

     Insurance, Retirement Plan Products and Other Regulatory Matters. The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing and other sales incentives; potential conflicts of interest; potential anticompetitive activity; reinsurance; marketing practices ; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

     Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

ILIAC Variable Annuity – INGVA

59

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.- based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

     Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Variable Annuity Account B

We established Variable Annuity Account B (the separate account) in 1976 under Connecticut Law as a continuation of the separate account established in 1974 under Arkansas Law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

ILIAC Variable Annuity – INGVA

60

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the Contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (“NASD”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The Contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the Contracts as “distributors.”

All registered representatives selling the Contracts must also be licensed as insurance agents for the Company.

The following is a list of broker/dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Financial Partners, Inc.
Directed Services LLC	ING Funds Distributor, LLC
Financial Network Investment Corporation	ING Investment Management Services LLC
Guaranty Brokerage Services, Inc.	ING Private Wealth Management LLC
ING America Equities, Inc.	Multi-Financial Securities Corporation
ING Direct Funds Limited	PrimeVest Financial Services, Inc.
ING DIRECT Securities, Inc.	Systematized Benefits Administrators, Inc.
ING Financial Markets LLC

Registered representatives of distributors who solicit sales of the Contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the Contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 0% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and asset-based service fees may also be paid.

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate

ILIAC Variable Annuity – INGVA

61

or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of Contracts described above, ING Financial Advisors, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products . We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits

ILIAC Variable Annuity – INGVA

62

and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2006 , received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by us, ranked by total dollars received:

1.	ING Financial Partners, Inc.	14.	Brecek & Young Advisors Inc.
2.	Lincoln Investment Planning, Inc.	15.	FSC Agency Inc.
3.	Planmember Securities Corporation	16.	Mutual Services Corporation
4.	Great American Advisors, Inc.	17.	AIG Financial Advisors, Inc.
5.	T. S. Philips Investments, Inc.	18.	Raymond James Financial Services, Inc.
6.	Linsco/Private Ledger Corporation	19.	Sammons Securities Co., LLC
7.	G L P Investment Services, Inc.	20.	National Planning Corporation
8.	Legend Equities Corporation	21.	Oneamerica Securities
9.	Royal Alliance Associates, Inc.	22.	USAllianz Securities, Inc.
10.	Stuart Securities Corporation	23.	Securities America, Inc.
11.	Veritrust Financial	24.	Woodbury Financial Services, Inc.
12.	GWN Securities, Inc.	25.	CFD Investments, Inc.
13.	Centaurus Financial, Inc.

If the amounts paid to ING Financial Advisers, LLC were included , ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

ILIAC Variable Annuity – INGVA

63

· During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure.

Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is

ILIAC Variable Annuity – INGVA

64

exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve Variable Annuity Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

ILIAC Variable Annuity – INGVA

65

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview — Questions:
Contacting the Company.”

ILIAC Variable Annuity – INGVA

SAI-1

APPENDIX I

ILIAC Guaranteed Account

The ILIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or the Company to learn:

  The interest rate(s) we will apply to amounts invested in the Guaranteed Account.
  We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your accountdollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annualeffective rate of 3%.
  The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s).
  You are required to leave your account dollars in the Guaranteed Account for a specified period of time inorder to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

  Market Value Adjustment (MVA)—as described in this appendix and in the Guaranteed Account prospectus;
  Tax penalties and/or tax withholding—see “Taxation;”

ILIAC Variable Annuity – INGVA

I-1

  Early withdrawal charge—see “Fees;” or
  Maintenance fee—see “Fees.”

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge may be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option –Forfeiture” and “Withdrawals” sections of the contract prospectus.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

  Transfers due to participation in the dollar cost averaging program;
  Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
  Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
  Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied, except under certain contracts issued in the State of New York.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn pro-rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

ILIAC Variable Annuity – INGVA

I-2

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. The Company’s subsidiary, ING Financial Advisers, LLC (“ING Financial”) serves as the principal underwriter of the contract. ING Financial, a Delaware limited liability company, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. From time to time ING Financial may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

ILIAC Variable Annuity – INGVA

I-3

APPENDIX II

Fixed Account

General Disclosure.

  The Fixed Account is an investment option available during the accumulation phase under the contract.
  Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.
  Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
  Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
  Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
  Additional information about this option may be found in the contract.

Interest Rates.

  The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.
  Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Customer Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

ILIAC Variable Annuity – INGVA

II-1

APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder,” “LifeStyle Funds” or “MarketPro Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle or MarketPro Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING FMRSM Earnings Growth Portfolio	ING FMRSM Large Cap Growth Portfolio
ING JPMorgan Small Cap Equity Portfolio	ING JPMorgan Small Cap Core Equity Portfolio
ING Mercury Large Cap Growth Portfolio	ING BlackRock Large Cap Growth Portfolio
ING MFS Capital Opportunities Portfolio	ING Thornburg Value Portfolio
ING MFS Mid Cap Growth Portfolio	ING FMRSM Mid Cap Growth Portfolio
ING Wells Fargo Mid Cap Disciplined Portfolio	ING Wells Fargo Disciplined Value Portfolio

ILIAC Variable Annuity – INGVA

III-1

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING American Funds Growth Portfolio	Seeks to make your investment grow. The Portfolio’s
investment objective is not fundamental and may be changed
Investment Adviser: ING Investments, LLC	without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time. The Portfolio’s investment objective is not
Investment Adviser: ING Investments, LLC	fundamental and may be changed without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: ING Investments, LLC	be changed without a shareholder vote.
Investment Adviser to Master Funds: Capital Research
Management Company

ING BlackRock Large Cap Growth Portfolio (Class I)	Seeks long-term growth of capital.
(formerly, ING Mercury Large Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC (formerly, Mercury Advisors)

ING Evergreen Omega Portfolio (Class I)	Seeks long-term capital growth. The Portfolio’s investment
objective is not fundamental and may be changed without a
Investment Adviser: Directed Services LLC	shareholder vote.
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING FMRSM Diversified Mid Cap Portfolio* (Class I)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ILIAC Variable Annuity – INGVA

III-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING FMRSM Large Cap Growth Portfolio* (Class I)	Seeks growth of capital over the long term. The Portfolio’s
(formerly, ING FMRSM Earnings Growth Portfolio)	investment objective is not fundamental and may be changed
without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING FMRSM Mid Cap Growth Portfolio* (Class S)	Seeks long-term growth of capital.
(formerly, ING MFS Mid Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management & Research
Co. (formerly, Massachusetts Financial Services Company)

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation. The Portfolio’s investment objective is
Investment Adviser: Directed Services LLC	not fundamental and may be changed without a shareholder
Investment Subadviser: Franklin Advisers, Inc.	vote.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income. The
Portfolio’s investment objective is not fundamental and may
Investment Adviser: Directed Services LLC	be changed without a shareholder vote.
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Global Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks to provide investors
with high total return. The Portfolio’s investment objective is
Investment Adviser: ING Investments, LLC	not fundamental and may be changed without a shareholder
Investment Subadviser: ING Clarion Real Estate	vote.
Securities L.P.

ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ILIAC Variable Annuity – INGVA

III-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING JPMorgan Small Cap Core Equity Portfolio (Class I)	Seeks capital growth over the long term. The Portfolio’s
(formerly, ING JPMorgan Small Cap Equity Portfolio)	investment objective is not fundamental and may be changed
without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Value Opportunities Portfolio (Class I)	Seeks long-term capital appreciation. The Portfolio’s
investment objective is not fundamental and may be changed
Investment Adviser: Directed Services LLC	without a shareholder vote.
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Julius Baer Foreign Portfolio (Class S)	Seeks long-term growth of capital. The Portfolio’s
investment objective is not fundamental and may be changed
Investment Adviser: Directed Services LLC	without a shareholder vote.
Investment Subadviser: Julius Baer Investment
Management, LLC

ING Legg Mason Value Portfolio (Class I)	A non-diversified portfolio that seeks long-term growth of
capital. The Portfolio’s investment objective is not
Investment Adviser: Directed Services LLC	fundamental and may be changed without a shareholder vote.
Investment Subadviser: Legg Mason Capital
Management, Inc.

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital. This objective is not fundamental
and may be changed without a shareholder vote.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income. This
objective is not fundamental and may be changed without a
Investment Adviser: ING Investments, LLC	shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of
current income. This objective is not fundamental and may
Investment Adviser: ING Investments, LLC	be changed without a shareholder vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income. This objective is not fundamental and may be changed without a shareholder
Investment Adviser: ING Investments, LLC	vote.
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ILIAC Variable Annuity – INGVA

III-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Lord Abbett Affiliated Portfolio (Class S)	Seeks long-term growth of capital and secondarily, current
income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Lord, Abbett & Co. LLC

ING MarketPro Portfolio (Class S)	Seeks capital appreciation and secondarily, income. This
objective is not fundamental and may be changed without a
Investment Adviser: ING Investments, LLC	shareholder vote.

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital. The Portfolio’s
(Class S)	investment objective is not fundamental and may be changed
without a shareholder vote.
Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio (Class I)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial Services	opportunity for growth of capital and income.
Company

ING Oppenheimer Main Street Portfolio (Class I)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Pioneer Fund Portfolio (Class I)	Seeks reasonable income and capital growth. The Portfolio’s
investment objective is not fundamental and may be changed
Investment Adviser: Directed Services LLC	without a shareholder vote.
Investment Subadviser: Pioneer Investment Management,
Inc.

ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation. The Portfolio’s investment
objective is not fundamental and may be changed without a
Investment Adviser: Directed Services LLC	shareholder vote.
Investment Subadviser: Pioneer Investment Management,
Inc.

ILIAC Variable Annuity – INGVA

III-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING UBS U.S. Allocation Portfolio (Class S)	Seeks to maximize total return over the long term by
allocating its assets among stocks, bonds, short-term
Investment Adviser: Directed Services LLC	instruments and other investments.
Investment Subadviser: UBS Global Asset Management
(Americas) Inc.

ING VP Index Plus International Equity Portfolio (Class S)	Seeks to outperform the total return performance of the
Morgan Stanley Capital International Europe Australasia and
Far East® Index (“MSCI EAFE® Index”), while maintaining a
Investment Adviser: ING Investments, LLC
market level of risk. The Portfolio’s investment objective is
Investment Subadviser: ING Investment Management	not fundamental and may be changed without a shareholder
Advisors, B.V.	vote.

ING Wells Fargo Disciplined Value Portfolio (Class S)	Seeks long-term capital growth.
(formerly, ING Wells Fargo Mid Cap Disciplined Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management, Inc.

ING Wells Fargo Small Cap Disciplined Portfolio (Class S)	Seeks long-term capital appreciation. The Portfolio’s
investment objective is not fundamental and may be changed
Investment Adviser: Directed Services LLC	without a shareholder vote.
Investment Subadviser: Wells Capital Management, Inc.

ING Partners, Inc.
151 Farmington Avenue, Hartford, CT 06156-8962

ING Baron Small Cap Growth Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: BAMCO, Inc.

ING Columbia Small Cap Value II Portfolio (Service Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Columbia Management Advisors,
LLC

ILIAC Variable Annuity – INGVA

III-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Davis Venture Value Portfolio (Service Class)	A non-diversified portfolio that seeks long-term growth of
capital.
Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan International Portfolio (Initial Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: J.P. Morgan Asset Management
(U.K.) Limited

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Initial Class)

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: ClearBridge Advisors, LLC
(formerly, Salomon Brothers Asset Management Inc.)

ING Lord Abbett U.S. Government Securities Portfolio	Seeks high current income consistent with reasonable risk.
(Initial Class)

Investment Adviser: Directed Services, LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Lord, Abbett & Co. LLC

ING Neuberger Berman Partners Portfolio (Initial Class)	Seeks capital growth.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Neuberger Berman Management
Inc.

ING Neuberger Berman Regency Portfolio (Service Class)	Seeks capital growth.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Neuberger Berman Management
Inc.

ING Oppenheimer Global Portfolio (Initial Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: OppenheimerFunds, Inc.

ILIAC Variable Annuity – INGVA

III-7

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Strategic Income Portfolio (Initial Class)	Seeks a high level of current income principally derived from interest on debt securities.
Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: OppenheimerFunds, Inc.

ING Templeton Foreign Equity Portfolio (Service Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Templeton Investment Counsel,
LLC

ING Thornburg Value Portfolio (Initial Class)	Seeks capital appreciation.
(formerly, ING MFS Capital Opportunities Portfolio)

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: Thornburg Investment
Management (formerly, Massachusetts Financial Services
Company)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio	Seeks long-term capital appreciation.
(Initial Class)

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: T. Rowe Price Associates, Inc.

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: UBS Global Asset Management
(Americas) Inc.

ING UBS U.S. Small Cap Growth Portfolio (Service Class)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC (formerly,
ING Life Insurance and Annuity Company)
Investment Subadviser: UBS Global Asset Management
(Americas) Inc.

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital
(Initial Class)	appreciation and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ILIAC Variable Annuity – INGVA

III-8

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Variable Funds

ING VP Growth and Income Portfolio (Class I)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP Global Science and Technology Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING VP Growth Portfolio (Class I)	Seeks growth of capital through investment in a diversified
portfolio consisting primarily of common stocks and
Investment Adviser: ING Investments, LLC	securities convertible into common stocks believed to offer
Investment Subadviser: ING Investment Management	growth potential.
Co.

ING VP Index Plus LargeCap Portfolio (Class I)	Seeks to outperform the total return performance of the
Standard & Poor’s 500 Composite Stock Price Index (S&P
Investment Adviser: ING Investments, LLC	500 Index), while maintaining a market level of risk.
Investment Subadviser: ING Investment Management
Co.

ING VP International Equity Portfolio (Class I)	Seeks long-term capital growth primarily through investment
in a diversified portfolio of common stocks principally traded
Investment Adviser: ING Investments, LLC	in countries outside of the United States. The Portfolio will
Investment Subadviser: ING Investment Management	not target any given level of current income.
Co.

ING VP Small Company Portfolio (Class I)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks and securities of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalization.
Investment Subadviser: ING Investment Management
Co.

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP High Yield Bond (Class I)	Seeks to provide investors with a high level of current income and total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ILIAC Variable Annuity – INGVA

III-9

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP SmallCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Balanced Portfolios, Inc.

ING VP Balanced Portfolio (Class I)	Seeks to maximize investment return, consistent with
reasonable safety of principal, by investing in a diversified
Investment Adviser: ING Investments, LLC	portfolio of one or more of the following asset classes:
stocks, bonds and cash equivalents, based on the judgment of
Investment Subadviser: ING Investment Management	the Portfolio’s management, of which of those sectors or mix
Co.	thereof offers the best investment prospects.

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class I)	Seeks to maximize total return consistent with reasonable
risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

ING VP Money Market Portfolio

ING VP Money Market Portfolio (Class I)	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment in
Investment Adviser: ING Investments, LLC	high-quality money market instruments. There is no
guarantee that the ING VP Money Market Subaccount
Investment Subadviser: ING Investment Management	will have a positive or level return.
Co.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Class I)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

ILIAC Variable Annuity – INGVA

III-10

Fund Name and
Investment Adviser/Subadviser	Investment Objective

Fidelity VIP Equity-Income Portfolio (Class I)	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research	the composite yield on the securities comprising the Standard
& Poor’s 500® Index (S&P 500®).
Company
Investment Subadviser: FMR Co., Inc.; Fidelity Research
& Analysis Company; Fidelity Management & Research
(U.K.) Inc.; Fidelity International Investment Advisors;
Fidelity International Investment Advisors (U.K.) Limited;
Fidelity Investments Japan Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING Life Insurance and Annuity Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

ILIAC Variable Annuity – INGVA

III-11

APPENDIX IV

Projected Schedule of

ING GET U.S. Core Portfolio Offerings

	Offering Dates	Guarantee Dates
ING GET U.S. Core Portfolio – Series 14	12/21/06 – 06/20/07	06/21/07 – 06/19/14

ILIAC Variable Annuity – INGVA

IV-1

APPENDIX V

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2005 the “Value at beginning of period” shown is the value at first date of investment. For those subaccounts that ended operations during the period ended December 31, 2005 the “Value at end of period” shown is the value at the last date of investment.

TABLE I

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.40% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437	$9.976	$9.824
Value at end of period	$12.57	$12.07	$11.30	$9.61	$11.092	$12.089	$12.656	$11.437	$9.976
Number of accumulation units outstanding at end of period	14,120	24,894	26,484	11,931	11,652	8,297	12,298	12,288	3,258
FEDERATED FUND FOR US GOVT. SECURITIES II
Value at beginning of period	$15.41
Value at end of period	$15.51
Number of accumulation units outstanding at end of period	181,455
FIDELITY® VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during April 1996)
Value at beginning of period	$16.83	$16.18	$13.91	$15.458	$16.348	$17.257	$15.754	$13.888	$11.674	$10.539
Value at end of period	$17.26	$16.83	$16.18	$13.91	$15.458	$16.348	$17.257	$15.754	$13.888	$11.674
Number of accumulation units outstanding at end of period	135,595	204,173	264,759	304,707	322,613	335,446	388,585	408,019	272,786	104,229
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97	$14.802	$12.093	$10.273
Value at end of period	$27.52	$23.87	$20.96	$16.55	$18.515	$21.40	$23.242	$18.97	$14.802	$12.093
Number of accumulation units outstanding at end of period	884,670	987,722	1,061,457	1,144,943	1,299,125	1,565,470	1,826,356	1,853,911	1,682,029	540,936
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482	$14.974	$11.855	$10.301
Value at end of period	$20.91	$20.03	$18.22	$14.18	$17.311	$18.474	$17.279	$16.482	$14.974	$11.855
Number of accumulation units outstanding at end of period	1,186,833	1,549,447	1,817,918	2,000,319	2,297,364	2,335,570	2,597,042	2,792,889	2,292,971	1,000,050
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period	$16.28	$15.97	$12.19	$17.693	$21.792	$24.826	$18.32	$13.32	$10.94	$9.005
Value at end of period	$16.98	$16.28	$15.97	$12.19	$17.693	$21.792	$24.826	$18.32	$13.32	$10.94
Number of accumulation units outstanding at end of period	602,621	807,857	979,747	1,125,586	1,296,071	1,572,341	1,858,232	1,869,306	1,399,424	870,922

V 1

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996

FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period	$12.25	$11.34	$9.04	$8.859	$10.18	$13.317	$12.488	$13.238	$11.41	$10.493
Value at end of period	$12.41	$12.25	$11.34	$9.04	$8.859	$10.18	$13.317	$12.488	$13.238	$11.41
Number of accumulation units outstanding at end of period	426,422	618,367	799,713	663,068	773,715	890,534	1,086,377	1,196,922	862,284	239,917
FIDELITY® VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063	$16.646	$12.722	$10.828
Value at end of period	$21.22	$20.53	$18.83	$14.87	$19.397	$22.383	$25.027	$21.063	$16.646	$12.722
Number of accumulation units outstanding at end of period	730,266	993,587	1,196,859	1,193,376	1,469,435	1,723,480	1,838,819	1,953,506	1,375,721	384,282
FIDELITY® VIP INVESTMENT GRADE BOND
PORTFOLIO
Value at beginning of period	$16.05
Value at end of period	$16.17
Number of accumulation units outstanding at end of period	18,605
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during March 1996)
Value at beginning of period	$15.19	$13.56	$9.59	$12.203	$15.701	$19.684	$13.997	$12.59	$11.447	$10.304
Value at end of period	$17.83	$15.19	$13.56	$9.59	$12.203	$15.701	$19.684	$13.997	$12.59	$11.447
Number of accumulation units outstanding at end of period	154,038	178,516	192,719	209,026	195,449	225,474	230,681	261,377	237,376	115,487
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.90
Value at end of period	$10.72
Number of accumulation units outstanding at end of period	390,028
ING EVERGREEN OMEGA PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.92
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	106,764
ING FMR EARNINGS GROWTH PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$9.66
Value at end of period	$9.90
Number of accumulation units outstanding at end of period	114,102
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.69
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	20,857
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64	$9.912	$9.791
Value at end of period	$13.62	$12.55	$10.71	$8.39	$10.384	$14.415	$18.181	$11.64	$9.912
Number of accumulation units outstanding at end of period	87,472	145,478	127,225	141,521	105,209	76,956	87,650	79,756	2,569

V 2

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.30
Value at end of period	$10.64
Number of accumulation units outstanding at end of period	145,473
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686	$10.152	$10.009
Value at end of period	$12.44	$12.42	$11.16	$8.84	$12.836	$17.303	$18.612	$12.686	$10.152
Number of accumulation units outstanding at end of period	119,686	178,324	206,430	333,609	329,528	535,004	473,282	358,518	216,273
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.13
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	1,007,580
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	1,845,044
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.24
Value at end of period	$11.04
Number of accumulation units outstanding at end of period	40,711
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$10.10
Number of accumulation units outstanding at end of period	630,746
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$10.44
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	150,818
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494	$10.554	$10.689
Value at end of period	$10.74	$9.77	$9.03	$6.63	$10.395	$14.097	$20.074	$13.494	$10.554
Number of accumulation units outstanding at end of period	682,314	872,366	1,184,775	1,301,937	1,798,491	2,155,759	2,336,393	2,557,155	2,394,861
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04
Value at end of period	$11.69
Number of accumulation units outstanding at end of period	447,605
V 3

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406	$13.834	$13.56
Value at end of period	$20.31	$19.40	$17.89	$13.85	$18.318	$20.694	$20.993	$17.406	$13.834
Number of accumulation units outstanding at end of period	651,997	859,736	992,016	1,092,108	1,299,610	1,516,955	1,472,258	1,616,748	1,572,718
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656	$8.786	$8.96
Value at end of period	$10.66	$9.88	$8.74	$7.09	$9.574	$12.274	$13.032	$10.656	$8.786
Number of accumulation units outstanding at end of period	497,936	630,854	739,569	916,120	1,177,274	1,421,458	1,550,656	1,761,234	1,615,395
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.88
Number of accumulation units outstanding at end of period	759,682
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 1996)
Value at beginning of period	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405	$14.228	$11.781	$10.582
Value at end of period	$19.56	$19.03	$17.64	$15.05	$17.016	$18.018	$18.376	$16.405	$14.228	$11.781
Number of accumulation units outstanding at end of period	157,366	195,681	240,188	273,826	315,543	364,760	387,565	369,652	314,447	59,639
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.58	$3.67	$2.56	$4.424	$5.824	$9.106
Value at end of period	$3.94	$3.58	$3.67	$2.56	$4.424	$5.824
Number of accumulation units outstanding at end of period	91,603	162,127	410,635	115,373	74,229	34,998
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461	$16.354	$12.769	$10.101
Value at end of period	$15.81	$14.83	$13.88	$11.16	$15.096	$18.765	$21.374	$18.461	$16.354	$12.769
Number of accumulation units outstanding at end of period	409,644	511,623	624,677	718,631	896,573	1,015,824	1,172,637	1,217,448	946,796	299,882
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862	$13.158	$10.667
Value at end of period	$15.23	$14.13	$13.36	$10.40	$14.84	$20.638	$23.771	$17.862	$13.158
Number of accumulation units outstanding at end of period	38,833	57,496	72,287	79,048	109,809	256	156,242	284,771	68,840
ING VP INDEX PLUS LARGECAP PORTFOLIO
(The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the option)
Value at beginning of period	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704	$14.414	$10.919	$10.00
Value at end of period	$19.01	$18.30	$16.78	$13.49	$17.439	$20.478	$22.923	$18.704	$14.414	$10.919
Number of accumulation units outstanding at end of period	193,784	219,239	279,207	305,209	345,653	445,665	536,795	654,767	271,628	2,960
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 1996)
Value at beginning of period	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943	$11.201	$10.489	$10.26
Value at end of period	$15.95	$15.69	$15.17	$14.47	$13.549	$12.637	$11.689	$11.943	$11.201	$10.489
Number of accumulation units outstanding at end of period	372,441	419,545	585,875	855,016	580,831	422,109	516,266	500,098	269,675	95,644

V 4

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996

ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.33	$8.08	$6.20	$8.581	$11.434	$14.554	$9.754	$10.149
Value at end of period	$10.75	$9.33	$8.08	$6.20	$8.581	$11.434	$14.554	$9.754
Number of accumulation units outstanding at end of period	93,169	82,135	39,138	34,133	32,299	50,262	12,771	1,816
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 1996)
Value at beginning of period	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335	$10.90	$10.481	$10.151
Value at end of period	$12.74	$12.54	$12.58	$12.65	$12.624	$12.319	$11.744	$11.335	$10.90	$10.481
Number of accumulation units outstanding at end of period	640,751	677,901	1,135,320	2,039,666	2,045,640	1,690,766	2,775,866	2,041,170	1,409,840	799,456
ING VP NATURAL RESOURCES TRUST
Value at beginning of period	$16.59
Value at end of period	$23.37
Number of accumulation units outstanding at end of period	16,204
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595	$13.638	$11.313
Value at end of period	$23.81	$21.90	$19.42	$14.33	$18.926	$18.458	$17.54	$13.595	$13.638
Number of accumulation units outstanding at end of period	192,426	286,551	409,801	357,092	342,594	343,701	136,571	225,982	188,818
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1996)
Value at beginning of period	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825	$13.112	$11.613	$10.601
Value at end of period	$16.73	$16.34	$15.35	$13.70	$14.522	$15.088	$14.599	$13.825	$13.112	$11.613
Number of accumulation units outstanding at end of period	70,291	81,018	97,343	98,588	114,194	79,712	94,121	95,815	60,533	8,642
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during July 1996)
Value at beginning of period	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409	$14.983	$12.674	$11.003
Value at end of period	$17.89	$17.09	$15.47	$12.62	$14.841	$17.018	$17.374	$15.409	$14.983	$12.674
Number of accumulation units outstanding at end of period	136,356	100,636	64,273	52,779	57,017	66,806	74,094	83,798	72,383	91,927
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during July 1996)
Value at beginning of period	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676	$14.054	$12.123	$10.932
Value at end of period	$17.07	$16.54	$15.22	$12.92	$14.481	$15.792	$15.949	$14.676	$14.054	$12.123
Number of accumulation units outstanding at end of period	97,208	84,249	63,658	34,383	33,977	39,050	42,322	40,712	29,532	6,330
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985	$13.246	$10.856
Value at end of period	$18.76	$17.77	$16.37	$13.32	$18.25	$20.48	$18.847	$15.985	$13.246
Number of accumulation units outstanding at end of period	91,012	132,862	146,199	200,434	310,005	280,864	150,268	311,397	67,303
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period	$15.12	$12.80	$10.34	$14.517	$21.423	$24.477	$13.52	$12.204	$10.516
Value at end of period	$16.74	$15.12	$12.80	$10.34	$14.517	$21.423	$24.477	$13.52	$12.204
Number of accumulation units outstanding at end of period	177,662	232,162	274,712	231,201	314,680	374,221	224,632	179,861	65,695

V 5

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996

MFS® STRATEGIC INCOME SERIES
(The initial accumulation unit value was established at $10.000 during May 1996 when the fund became available under the
option)
Value at beginning of period	$13.78	$12.97	$11.92	$11.153	$10.799	$10.44	$10.86	$10.207	$10.471	$10.00
Value at end of period	$13.84	$13.78	$12.97	$11.92	$11.153	$10.799	$10.44	$10.86	$10.207	$10.471
Number of accumulation units outstanding at end of period	42,536	61,395	91,007	84,628	48,322	49,082	36,450	69,957	52,302	20,479
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1997)
Value at beginning of period	$15.12	$12.80	$10.34	$14.517	$21.423	$24.477	$13.52	$12.204	$10.516
Value at end of period	$16.74	$15.12	$12.80	$10.34	$14.517	$21.423	$24.477	$13.52	$12.204
Number of accumulation units outstanding at end of period	177,662	232,162	274,712	231,201	314,680	374,221	224,632	179,861	65,695
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during May 1997)
Value at beginning of period	$13.63	$12.63	$10.10	$12.62	$14.248	$15.839	$13.199	$12.785	$10.497
Value at end of period	$14.24	$13.63	$12.63	$10.10	$12.62	$14.248	$15.839	$13.199	$12.785
Number of accumulation units outstanding at end of period	293,790	429,684	465,039	463,031	558,484	650,882	650,435	693,695	354,269

V 6

CONDENSED FINANCIAL INFORMATION

TABLE II

FOR CONTRACTS ISSUED WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998

CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208	$10.596
Value at end of period	$12.45	$11.93	$11.16	$9.47	$10.919	$11.882	$12.421	$11.208
Number of accumulation units outstanding at end of period	4,427	9,781	11,187	7,060	8,516	10,043	12,257	11,121
FIDELITY® VIP ASSET MANAGERSM PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.04	$11.56	$9.92	$11.005	$11.621	$12.248	$11.165	$10.607
Value at end of period	$12.37	$12.04	$11.56	$9.92	$11.005	$11.621	$12.248	$11.165
Number of accumulation units outstanding at end of period	64,473	99,169	104,395	86,026	105,390	102,250	117,415	152,533
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537	$11.136
Value at end of period	$18.38	$15.92	$13.96	$11.00	$12.292	$14.186	$15.383	$12.537
Number of accumulation units outstanding at end of period	189,474	270,618	284,306	282,851	331,463	375,961	410,630	353,548
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806	$10.957
Value at end of period	$13.86	$13.25	$12.03	$9.35	$11.401	$12.148	$11.346	$10.806
Number of accumulation units outstanding at end of period	308,442	440,175	477,417	482,335	502,916	484,590	576,813	476,634
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.88	$11.64	$8.87	$12.858	$15.812	$17.986	$13.253	$11.094
Value at end of period	$12.42	$11.88	$11.64	$8.87	$12.858	$15.812	$17.986	$13.253
Number of accumulation units outstanding at end of period	144,232	204,880	237,777	289,422	313,460	331,372	344,724	307,937
FIDELITY® VIP HIGH INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.13	$8.44	$6.71	$6.572	$7.541	$9.849	$9.222	$10.292
Value at end of period	$9.26	$9.13	$8.44	$6.71	$6.572	$7.541	$9.849	$9.222
Number of accumulation units outstanding at end of period	96,224	237,401	416,392	126,879	171,198	215,872	248,198	270,627
FIDELITY® VIP INDEX 500 PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259	$11.159
Value at end of period	$12.49	$12.06	$11.04	$8.71	$11.342	$13.067	$14.589	$12.259
Number of accumulation units outstanding at end of period	170,290	255,117	275,998	318,692	360,463	425,196	738,298	409,685
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.49	$10.24	$7.23	$9.185	$11.80	$14.771	$10.487	$11.082
Value at end of period	$13.50	$11.49	$10.24	$7.23	$9.185	$11.80	$14.771	$10.487
Number of accumulation units outstanding at end of period	41,094	55,156	48,865	42,116	48,883	53,231	57,260	45,606

V 7

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998

ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.90
Value at end of period	$10.73
Number of accumulation units outstanding at end of period	66,891
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.76
Value at end of period	$10.97
Number of accumulation units outstanding at end of period	1,129
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995	$11.145
Value at end of period	$13.00	$11.96	$10.19	$7.97	$9.855	$13.658	$17.201	$10.995
Number of accumulation units outstanding at end of period	30,651	38,432	32,476	34,668	35,605	34,335	34,698	30,516
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.31
Value at end of period	$10.65
Number of accumulation units outstanding at end of period	1,281
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005	$11.503
Value at end of period	$11.90	$11.86	$10.64	$8.42	$12.203	$16.424	$17.64	$12.005
Number of accumulation units outstanding at end of period	51,670	68,660	83,398	119,891	126,600	145,704	145,648	108,102
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.02
Value at end of period	$10.43
Number of accumulation units outstanding at end of period	237,360
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	270,034
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.42
Value at end of period	$11.05
Number of accumulation units outstanding at end of period	13,386
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$10.11
Number of accumulation units outstanding at end of period	193,543

V 8

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998

ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.23
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	15,707
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797	$11.104
Value at end of period	$9.49	$8.62	$7.96	$5.83	$9.13	$12.362	$17.577	$11.797
Number of accumulation units outstanding at end of period	85,413	96,144	123,870	146,220	178,926	204,067	258,892	205,549
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.04
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	67,621
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103	$11.12
Value at end of period	$14.27	$13.61	$12.53	$9.69	$12.795	$14.433	$14.62	$12.103
Number of accumulation units outstanding at end of period	114,098	132,419	117,552	109,183	121,445	132,805	121,008	120,157
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634	$11.178
Value at end of period	$11.76	$10.89	$9.61	$7.79	$10.501	$13.442	$14.25	$11.634
Number of accumulation units outstanding at end of period	50,188	69,767	88,444	110,061	137,737	145,226	154,290	131,761
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.06
Value at end of period	$10.89
Number of accumulation units outstanding at end of period	182,409
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312	$10.708
Value at end of period	$13.63	$13.24	$12.25	$10.44	$11.787	$12.462	$12.69	$11.312
Number of accumulation units outstanding at end of period	53,785	79,752	100,168	100,062	97,168	106,603	122,860	112,689
ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.60	$3.69	$2.57	$4.435	$5.83	$8.85
Value at end of period	$3.98	$3.60	$3.69	$2.57	$4.435	$5.83
Number of accumulation units outstanding at end of period	13,786	13,985	51,590	10,727	2,710	2,543

V 9

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998

ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063	$11.063
Value at end of period	$9.58	$8.97	$8.38	$6.73	$9.087	$11.278	$12.827	$11.063
Number of accumulation units outstanding at end of period	262,047	320,334	347,069	407,326	384,290	419,418	474,578	794,335
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977	$11.455
Value at end of period	$11.19	$10.36	$9.78	$7.60	$10.831	$15.039	$17.296	$12.977
Number of accumulation units outstanding at end of period	23,464	29,696	31,978	37,025	50,862	89,897	74,875	75,506
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535	$11.157
Value at end of period	$12.88	$12.38	$11.33	$9.10	$11.741	$13.766	$15.387	$12.535
Number of accumulation units outstanding at end of period	86,451	106,738	113,492	139,607	182,887	190,980	208,800	215,324
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606	$10.118
Value at end of period	$14.32	$14.06	$13.57	$12.93	$12.087	$11.256	$10.396	$10.606
Number of accumulation units outstanding at end of period	118,765	132,044	156,673	208,945	203,572	146,073	284,700	211,071
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$9.43	$8.15	$6.25	$8.63	$11.481	$14.592	$9.764	$9.851
Value at end of period	$10.88	$9.43	$8.15	$6.25	$8.63	$11.481	$14.592	$9.764
Number of accumulation units outstanding at end of period	13,440	15,102	4,009	4,422	4,137	8,697	2,511	2,693
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371	$10.097
Value at end of period	$11.78	$11.58	$11.60	$11.64	$11.603	$11.306	$10.762	$10.371
Number of accumulation units outstanding at end of period	183,467	266,154	309,034	604,639	896,013	726,382	370,653	319,753
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724	$11.126
Value at end of period	$17.22	$15.81	$14.00	$10.31	$13.599	$13.243	$12.565	$9.724
Number of accumulation units outstanding at end of period	78,633	101,386	109,954	78,472	104,124	109,027	80,258	71,465
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38	$10.404
Value at end of period	$12.70	$12.38	$11.61	$10.35	$10.953	$11.362	$10.978	$10.38
Number of accumulation units outstanding at end of period	7,956	21,114	11,808	16,425	29,205	23,848	29,162	29,301
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059	$10.694
Value at end of period	$11.81	$11.26	$10.18	$8.29	$9.733	$11.143	$11.359	$10.059
Number of accumulation units outstanding at end of period	9,031	6,479	9,774	5,274	6,934	16,321	16,116	17,615

V 10

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998

ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27	$10.504
Value at end of period	$12.07	$11.68	$10.73	$9.09	$10.179	$11.084	$11.177	$10.27
Number of accumulation units outstanding at end of period	10,535	9,987	6,168	12,126	17,957	16,607	9,394	18,307
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644	$11.097
Value at end of period	$13.81	$13.07	$12.01	$9.76	$13.355	$14.964	$13.75	$11.644
Number of accumulation units outstanding at end of period	37,696	54,950	53,100	58,978	76,652	71,351	77,073	110,097
MFS® STRATEGIC INCOME SERIES
(Funds were first received in this option during June 1998)
Value at beginning of period	$13.46	$12.66	$11.61	$10.847	$10.487	$10.123	$10.514	$10.032
Value at end of period	$13.55	$13.46	$12.66	$11.61	$10.847	$10.487	$10.123	$10.514
Number of accumulation units outstanding at end of period	14,870	15,380	16,101	10,801	1,891	11,556	885	591
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.28	$10.38	$8.37	$11.742	$17.302	$19.738	$10.886	$11.304
Value at end of period	$13.62	$12.28	$10.38	$8.37	$11.742	$17.302	$19.738	$10.886
Number of accumulation units outstanding at end of period	74,297	85,112	81,904	71,288	85,254	99,767	114,364	88,310
OPPENHEIMER MAIN STREET FUND®/VA
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.53	$9.75	$7.79	$9.712	$10.948	$12.153	$10.111	$11.377
Value at end of period	$11.02	$10.53	$9.75	$7.79	$9.712	$10.948	$12.153	$10.111
Number of accumulation units outstanding at end of period	146,751	210,846	206,573	201,949	229,847	235,409	263,646	232,433

V 11

PART B

VARIABLE ANNUITY ACCOUNT B

OF

ING LIFE INSURANCE AND ANNUITY COMPANY

ING VARIABLE ANNUITY Statement of Additional Information

Dated April 30, 2007

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 30, 2007.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING USFS Customer Service Defined Contribution Administration, TS21 151 Farmington Avenue Hartford, CT 06156-1277 1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2006, the Company had $59 billion invested through their products, including $50 billion in their separate accounts (of which Company affiliates manage or oversee the management of $19 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2006. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc." The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2006, 2005 and 2004 amounted to $2,507,216.09, $2,761,989.83 and $2,068,285.47, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.

4

From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

5

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2006, 2005, and 2004	C-3

Consolidated Balance Sheets as of
December 31, 2006 and 2005	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2006, 2005, and 2004	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2006, 2005, and 2004	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 23, 2007

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2006	2005	2004
Revenue:
Net investment income	$1,029.7	$1,037.1	$998.6
Fee income	714.8	609.6	554.3
Premiums	37.5	43.2	38.5
Broker-dealer commission revenue	429.2	378.1	375.0
Net realized capital gains	3.0	22.0	10.8
Other income	15.7	7.7	1.9
Total revenue	2,229.9	2,097.7	1,979.1
Benefits and expenses:
Interest credited and other benefits
to contractowners	783.7	739.6	739.4
Operating expenses	568.3	524.3	459.2
Broker-dealer commission expense	429.2	378.1	375.0
Amortization of deferred policy acquisition
cost and value of business acquired	21.3	159.9	127.4
Interest expense	2.9	1.6	0.6
Total benefits and expenses	1,805.4	1,803.5	1,701.6
Income before income taxes	424.5	294.2	277.5
Income tax expense	122.7	21.5	57.0
Net income	$301.8	$272.7	$220.5

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,150.1 at 2006 and $16,745.3 at 2005)	$15,112.2	$16,740.5
Equity securities, available-for-sale, at fair value
(cost of $233.6 at 2006 and $166.9 at 2005)	251.7	170.1
Mortgage loans on real estate	1,879.3	1,396.0
Policy loans	268.9	262.4
Other investments	398.9	144.6
Securities pledged
(amortized cost of $1,106.2 at 2006 and $1,260.8 at 2005)	1,099.5	1,247.6
Total investments	19,010.5	19,961.2
Cash and cash equivalents	311.2	257.7
Short-term investments under securities loan agreement	283.1	318.1
Accrued investment income	180.4	203.6
Receivables for securities sold	90.1	4.7
Reinsurance recoverable	2,715.4	2,796.7
Deferred policy acquisition costs	623.6	512.4
Value of business acquired	1,342.9	1,294.4
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	45.0	131.0
Due from affiliates	9.1	18.6
Property and equipment	75.1	33.2
Other assets	73.8	49.5
Assets held in separate accounts	43,550.8	35,899.8
Total assets	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$19,995.8	$20,932.8
Payables for securities purchased	42.6	3.1
Payables under securities loan agreement	283.1	318.1
Borrowed money	833.2	941.1
Due to affiliates	82.8	71.9
Current income taxes	59.8	51.1
Deferred income taxes	246.0	183.1
Other liabilities	406.2	312.2
Liabilities related to separate accounts	43,550.8	35,899.8
Total liabilities	65,500.3	58,713.2

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,299.5	4,549.6
Accumulated other comprehensive loss	(14.0)	(5.3)
Retained earnings (deficit)	(1,302.6)	(1,604.4)
Total shareholder's equity	2,985.7	2,942.7
Total liabilities and shareholder's equity	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2003
Excluding impact of merger	$2.8	$4,646.5	$116.0	$(2,119.4)	$2,645.9
Impact of merger with affiliate	-	3.8	-	23.9	27.7
Balance at December 31, 2003
Including impact of merger	2.8	4,650.3	116.0	(2,095.5)	2,673.6
Comprehensive income:
Net income	-	-	-	220.5	220.5
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					171.6
Dividends paid	-	(83.5)	-	-	(83.5)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,566.8	67.1	(1,877.1)	2,759.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,604.4)	2,942.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and
FAS No. 158 transition
adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change
in accounting principle ($(0.8) pretax)			(0.5)		(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	$2.8	$4,299.5	$(14.0)	$(1,302.6)	$2,985.7

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Operating Activities:
Net income	$301.8	$272.7	$220.5
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(191.0)	(174.0)	(168.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	25.9	165.8	134.3
Net accretion/decretion of discount/premium	83.8	115.5	155.9
Future policy benefits, claims reserves, and
interest credited	662.5	634.2	621.7
Provision for deferred income taxes	75.6	11.0	46.1
Net realized capital gains	(3.0)	(22.0)	(10.8)
Depreciation	12.6	12.0	12.4
Change in:
Accrued investment income	23.2	(21.6)	(3.1)
Reinsurance recoverable	81.3	104.6	51.0
Other receivable and assets accruals	(20.1)	2.6	26.8
Due to/from affiliates	20.4	4.6	(52.0)
Other payables and accruals	86.3	(49.8)	(2.1)
Other	5.9	3.3	(12.4)
Net cash provided by operating activities	1,165.2	1,058.9	1,020.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,355.2	19,232.3	26,791.6
Equity securities, available-for-sale	91.7	119.8	85.7
Mortgage loans on real estate	197.0	179.0	71.0
Acquisition of:
Fixed maturities, available-for-sale	(8,802.1)	(19,435.9)	(26,789.3)
Equity securities, available-for-sale	(149.1)	(120.4)	(81.6)
Mortgage loans on real estate	(680.3)	(484.8)	(406.7)
Policy loans	(6.5)	0.3	7.6
Other investments	(240.2)	(43.6)	(28.9)
Loans to affiliates	-	-	(175.0)
Purchases of property and equipment, net	(54.5)	(14.2)	(11.7)
Net cash provided by (used in) investing activities	711.2	(567.5)	(537.3)

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,875.7	2,024.2	2,089.9
Maturities and withdrawals from investment contracts	(3,420.7)	(2,237.5)	(1,910.4)
Short-term loans to affiliates	86.0	(106.0)	16.4
Short-term borrowings	(107.9)	(116.3)	(458.5)
Dividends to Parent	(256.0)	(20.5)	(83.5)
Net cash used in financing activities	(1,822.9)	(456.1)	(346.1)
Net increase in cash and cash equivalents	53.5	35.3	136.9
Cash and cash equivalents, beginning of year	257.7	222.4	85.5
Cash and cash equivalents, end of year	$311.2	$257.7	$222.4
Supplemental cash flow information:
Income taxes paid, net	$37.6	$47.1	$17.3
Interest paid	$40.8	$32.0	$22.8

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”), Directed Services LLC (“DSL”), and Northfield Windsor LLC (“NWL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions are the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Consolidated Balance Sheets and Consolidated Statements of Operations give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Total revenue	$594.9	$507.7	$476.0
Net income	35.8	28.2	21.2
Additional paid-in capital:
Dividends paid	25.0	20.5	13.5
Employee share-based payments	0.1	0.2	-

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at 200 Northfield Drive, Windsor, Connecticut that will serve as the principal executive offices of the Company and as corporate offices for other Hartford based operations of the Company and its affiliates (the “Windsor Property”).

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2005 or 2004. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheet at December 31, 2006, are as follows:

	Prior to	Effects of	As Reported at
	Adopting	Adopting	December 31,
	FAS No. 158	FAS No. 158	2006
Other assets	$74.0	$(0.2)	$73.8
Deferred income taxes	246.3	(0.3)	246.0
Other liabilities	405.6	0.6	406.2
Accumulated other comprehensive loss	(13.5)	(0.5)	(14.0)

Considering the Effects of Prior Year Misstatements

In September 2006, the Securities and Exchange Commission (“SEC”) staff issued SEC Staff Accounting Bulletin (“SAB”) Topic 1N, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). SAB 108 states that a registrant should quantify the effect of an error on the financial statements using a dual approach. Specifically, the amount should be computed using both the “rollover” (current year income statement perspective) and “iron curtain” (year-end balance sheet perspective) methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SAB 108 was effective for fiscal years ending after November 15, 2006. The adoption of SAB 108 did not have a material impact on the Company’s financial position.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

On November 3, 2005, the FASB issued FASB Staff Position (“FSP”) FAS No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of the Emerging Issues Task Force (“EITF”) Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”).

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

FSP FAS No. 115-1 was effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $42.6 and $5.7 for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

other limited partnerships at the commencement of the first reporting period beginning after December 15, 2006.

EITF 04-5 had no impact on ILIAC as of December 31, 2006, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued FAS No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized include: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated.

Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2006 and 2005 were those of ING, the Company’s ultimate parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of adopting FAS No. 123R, the Company’s Net income for the years ended December 31, 2006 and 2005, was $7.1 and $5.0, respectively, lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2006 and 2005 was $7.6 and $11.1, respectively, as of December 31, 2006 and 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

New Accounting Pronouncements

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007, although early adoption is permitted under certain conditions. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of retained earnings. As application of the standard is optional, any impact is limited to those financial assets and liabilities to which FAS No. 159 is applied. The Company is currently evaluating the items to which the fair value option may be applied.

Fair Value Measurements

In September 2006, the FASB issued FASB Statement No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements in accordance with FAS No. 109, “Accounting for Income Taxes.”

FIN 48 prescribes a two-step process for determining the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The first step is recognition: A company first determines whether a tax position is more likely than not to be sustained upon examination, based on the technical merits of the position. The second is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit recognized in the financial statements. The benefit under step two is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. No benefit will be recognized on tax positions that do not meet the more-likely-than-not recognition standard. In addition, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 is effective for fiscal years beginning after December 15, 2006, and was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company expects to recognize a cumulative effect of change in accounting principle between $2.5 and $5.0 as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Servicing of Financial Assets

In March 2006, the FASB issued FAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140” (“FAS No. 156”). FAS No. 156 requires the separate recognition of servicing assets and servicing liabilities each time an obligation to service a financial asset is undertaken by entering into a servicing contract and permits the fair value measurement of servicing assets and servicing liabilities. In addition, FAS No. 156 does the following:

▪	Clarifies when a servicer should separately recognize servicing assets and liabilities;
▪	Requires all separately recognized servicing assets and servicing liabilities to be initially measured at fair value, if practicable;
▪

Permits a one-time reclassification of available-for-sale securities to trading securities by entities with recognized servicing rights, provided that the available-for-sale securities are identified in some manner as offsetting the exposure to changes in fair value of servicing assets and servicing liabilities that are subsequently measured at fair value; and

▪	Requires additional disclosures for all separately recognized servicing assets and servicing liabilities.

FAS No. 156 requirements for recognition and initial measurement of servicing assets and servicing liabilities should be applied prospectively to all transactions entered into after the beginning of the first fiscal year that commences after September 15, 2006. The Company has determined that the adoption of FAS No. 156 will not have a material effect on the financial position, results of operations, or cash flows.

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006, and was adopted by the Company on January 1, 2007. The Company does not expect FAS No. 155 to have a significant impact on the Company’s financial position, results of operations, or cash flows.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged, and was adopted by the Company on January 1, 2007. As a result of implementing SOP 05-1, the Company expects to recognize a cumulative effect of a change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable, due to a limited market, for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2006 and 2005, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 17.7% and 22.0% of properties in California at December 31, 2006 and 2005, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years 2006, 2005, and 2004. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2006, 2005, and 2004, reserve interest rates ranged from 4.9% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2006 and 2005, unrealized capital losses of $7.3 and $8.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.7 billion and $2.8 billion at December 31, 2006 and 2005, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company's individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political
subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2005.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$35.7	$0.1	$-	$35.8
U.S. government agencies and authorities	468.4	0.5	8.4	460.5
State, municipalities, and political subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities(1):
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,449.5	32.9	94.0	4,388.4
Commercial mortgage-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
securities pledged	18,006.1	275.2	293.2	17,988.1
Less: securities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,745.3	270.0	274.8	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,912.2	$274.4	$276.0	$16,910.6

(1) Primarily U.S. dollar denominated.

At December 31, 2006 and 2005, net unrealized depreciation was $26.5 and $14.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2006 and 2005, $52.4 and $48.6, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2006, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$303.3	$302.5
After one year through five years	2,961.0	2,935.7
After five years through ten years	3,569.0	3,550.6
After ten years	1,373.8	1,421.7
Mortgage-backed securities	6,791.1	6,746.7
Other asset-backed securities	1,258.1	1,254.5
Less: securities pledged	1,106.2	1,099.5
Fixed maturities, excluding securities pledged	$15,150.1	$15,112.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2006 or 2005.

The Company does not have any significant exposure to subprime mortgage loans. The only exposure, if any, would arise from the Company's investment in mortgage-backed securities. These securities are primarily agency-backed and are highly rated. The average rating was AAA at December 31, 2006.

At December 31, 2006 and 2005, fixed maturities with fair values of $11.2 and $11.0, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2006 and 2005, approximately 2.3% and 1.2%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $49.8 and $49.5 in ING proprietary funds as of December 31, 2006 and 2005, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $832.4 and $942.9, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $833.2 and $941.1 at December 31, 2006 and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2006, the Company did not have any reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2006 and 2005. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2006 and 2005, were primarily related to interest rate movement, or spread widening, and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2006 and 2005.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

2005
Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	41.8	43.1	56.0	140.9
Total unrealized capital losses	$97.5	$77.0	$118.7	$293.2
Fair value	$5,941.1	$2,790.7	$2,643.6	$11,375.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.0% of the average book value. In addition, this category includes 1,193 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2006.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2006, 2005, and 2004.

	2006		2005		2004
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2	$-	-
U.S. corporate	24.4	67	3.9	15	-	-
Foreign	4.2	10	0.3	1	-	-
Residential mortgage-
backed	16.6	76	44.7	82	13.5	53
Other asset-backed	7.0	1	-	-	-	-
Equity securities	0.1	3	-	-	-	-
Total	$58.7	161	$49.0	100	$13.5	53

The above schedule includes $16.1, $43.3, and $13.5, for the years ended December 31, 2006, 2005, and 2004, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $42.6 and $5.7 in write-downs for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value, based upon the requirements of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the years ended December 31, 2006 and 2005.

	2006		2005
		No. of		No. of
	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2
U.S. corporate	24.4	67	2.3	13
Foreign	4.2	10	-	-
Residential mortgage-backed	0.6	1	3.3	2
Other asset-backed	7.0	1	-	-
Total	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2006 and 2005 was $687.7 and $470.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$969.0	$978.9	$999.4
Equity securities, available-for-sale	10.5	9.7	7.1
Mortgage loans on real estate	93.6	73.0	56.0
Policy loans	13.2	30.0	8.1
Short-term investments and
cash equivalents	2.4	2.7	2.4
Other	44.5	38.7	10.0
Gross investment income	1,133.2	1,133.0	1,083.0
Less: investment expenses	103.5	95.9	84.4
Net investment income	$1,029.7	$1,037.1	$998.6

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(67.0)	$1.0	$51.8
Equity securities, available-for-sale	9.3	12.4	9.9
Derivatives	(3.9)	17.9	(10.2)
Other	-	(0.3)	1.3
Less: allocation to experience-rated contracts	(64.6)	9.0	42.0
Net realized capital gains	$3.0	$22.0	$10.8
After-tax net realized capital gains	$2.0	$14.3	$7.0

During the year ended December 31, 2006, Net realized capital gains decreased due to the higher other-than-temporary impairments recognized in 2006 and higher losses on derivatives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized capital gains allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $164.5, $240.3, and $233.4, at December 31, 2006, 2005, and 2004, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Proceeds on sales	$6,481.2	$10,062.3	$10,236.3
Gross gains	109.0	161.1	146.9
Gross losses	110.9	93.9	70.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2006 and 2005.

	2006		2005
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$16,211.7	$16,211.7	$17,988.1	$17,988.1
Equity securities, available-for-sale	251.7	251.7	170.1	170.1
Mortgage loans on real estate	1,879.3	1,852.6	1,396.0	1,386.2
Policy loans	268.9	268.9	262.4	262.4
Cash, cash equivalents, and
short-term investments under
securities loan agreement	594.3	594.3	575.8	575.8
Other investments	398.9	398.9	144.6	144.6
Assets held in separate accounts	43,550.8	43,550.8	35,899.8	35,899.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,475.1	1,529.2	1,772.7	1,886.3
Without a fixed maturity	14,407.2	14,367.8	14,936.4	14,896.0
Derivatives	45.1	45.1	26.7	26.7
Liabilities related to
separate accounts	43,550.8	43,550.8	35,899.8	35,899.8

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2006	2005	2006	2005
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$-	$519.6	$-	$6.2

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,277.8	2,060.0	16.4	10.3

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	204.4	126.5	(30.9)	(23.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	756.8	70.5	(2.5)	(1.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	$139.0	$36.0	$0.3	$0.1

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	1,112.0	175.0	5.2	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	N/A*	N/A*	(2.7)	(4.2)

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2006, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $344.3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% to 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized capital gains (losses) on available-for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	512.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	$623.6

The estimated amount of DAC to be amortized, net of interest, is $35.7, $38.7, $43.7, $38.7, and $36.1, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% to 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized capital gains (losses) on available-for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,294.4
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	$1,342.9

The estimated amount of VOBA to be amortized, net of interest, is $95.3, $96.6, $105.9, $93.5, and $84.0, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the fixed margins and fees earned on higher average fixed and variable AUM and fewer other-than-temporary impairments. The Company revised certain contractowner withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2006, 2005, and 2004, the Company paid $256.0, $20.5, and $83.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2006, 2005, and 2004, the Company did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $125.7, $228.5, and $217.2, for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus was $1,434.9 and $1,539.1 as of December 31, 2006 and 2005, respectively.

As of December 31, 2006, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.3 billion and $0.7, respectively. As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.7 billion and $0.8, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005 was $3.3 billion and $3.7 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, filed a consolidated federal income tax return as part of the ING AIH affiliated group and was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC’s consolidated group filings with IICA for taxable year 2005, and prior taxable periods, were governed by a federal tax allocation agreement with IICA, whereby ILIAC charged its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credited IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2006, 2005, and 2004.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Current tax (benefit) expense:
Federal	$23.3	$4.9	$7.7
State	20.0	4.9	3.2
Total current tax expense	43.3	9.8	10.9
Deferred tax expense:
Federal	79.4	11.7	46.1
Total deferred tax expense	79.4	11.7	46.1
Total income tax expense	$122.7	$21.5	$57.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Income before income taxes	$424.5	$294.2	$277.5
Tax rate	35.0%	35.0%	35%
Income tax at federal statutory rate	148.6	103.0	97.1
Tax effect of:
Dividend received deduction	(36.5)	(25.8)	(9.6)
IRS audit settlement	-	(58.2)	(33.0)
State tax expense	13.0	3.2	2.1
Other	(2.4)	(0.7)	0.4
Income tax expense	$122.7	$21.5	$57.0

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2006 and 2005, are presented below.

	2006	2005
Deferred tax assets:
Insurance reserves	$262.0	$275.5
Unrealized gains allocable to
experience-rated contracts	18.3	17.0
Investments	3.5	18.8
Postemployment benefits	74.7	57.7
Compensation	25.1	37.6
Other	19.9	14.2
Total gross assets	403.5	420.8
Deferred tax liabilities:
Value of business acquired	(469.1)	(453.0)
Net unrealized capital gains	(15.9)	(27.3)
Deferred policy acquisition costs	(164.5)	(123.6)
Total gross liabilities	(649.5)	(603.9)
Net deferred income tax liability	$(246.0)	$(183.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance was established at December 31, 2006 and 2005, as management believed the above conditions did not exist.

The Company had a payable of $28.5 to ING AIH under the intercompany tax sharing agreement at December 31, 2006 and a payable of $30.3 to the Internal Revenue Service (“IRS”) at December 31, 2005 for federal income taxes.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $17.2 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

In 2005, the IRS completed its examination of the Company’s returns through tax year 2001. The provision for the year ended December 31, 2005 reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the Company’s positions.

The IRS is examining the Company’s income tax returns for tax years 2002 and 2003, with expected completion in early 2007. Management is not aware of any adjustments as a result of this examination that would have a material impact on the Company’s financial statements. There are also various state tax audits in progress.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $23.8, $22.5, and $18.8, for 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $9.7, $8.9, and $8.0, in 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006 and 2005.

	2006	2005
Change in Benefit Obligation:
Defined benefit obligation, January 1	$106.8	$104.1
Interest cost	5.5	6.0
Benefits paid	(8.3)	(9.7)
Actuarial loss on obligation	(6.3)	6.4
Defined benefit obligation, December 31	$97.7	$106.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2006	2005
Accrued benefit cost	$(97.7)	$(101.8)
Intangible assets	-	0.4
Accumulated other comprehensive income	14.1	17.8
Net amount recognized	$(83.6)	$(83.6)

At December 31, 2006 and 2005, the accumulated benefit obligation was $97.7 and $106.8, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2006 and 2005 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2006	2005
Discount rate at beginning of period	5.50%	6.00%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.9% was the appropriate discount rate as of December 31, 2006, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.9% discount rate will also be used to determine the Company’s 2007 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2006	2005	2004
Discount rate	5.90%	6.00%	6.25%
Rate of increase in compensation levels	4.00%	4.00%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2006 were as indicated above (5.9% discount rate, 4.0% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006, 2005, and 2004, were as follows:

	2006	2005	2004
Interest cost	$5.5	$6.0	$5.9
Net actuarial loss recognized in the year	2.0	1.3	-
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.4	0.3	0.1
Net periodic benefit cost	$8.1	$7.8	$6.2

Cashflows

In 2007, the employer is expected to contribute $13.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2007 through 2011, and thereafter through 2016, are estimated to be $13.5, $13.1, $9.8, $9.4, $8.2, and $25.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2006, 2005, and 2004, were $1.5, $1.4, and $2.5, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $62.2, $61.7, and $58.8, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $175.3, $138.5, and $132.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, net expenses related to the agreement were incurred in the amount of $12.4, $17.8, and $8.6, respectively.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL acts as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2006, 2005, and 2004, commissions were collected in the amount of $429.2, $378.1, and $375.0. Such commissions are, in turn, paid to broker-dealers.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreements with Lion, ING USA, and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amount of $70.8, $46.3, and $37.6, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $8.8, $6.4, and $5.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Investment Advisory and Other Fees

During 2006, 2005, and 2004, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $289.9, $263.0, and $209.2 (excludes fees paid to ING Investment Management Co.) in 2006, 2005, and 2004, respectively. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL.

DSL serves as the investment advisor, transfer agent, and administrator, to ING Investors Trust (the “Trust”), an affiliate. Under a unified fee agreement, DSL provides all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets. For the years ended December 31, 2006, 2005, and 2004, revenue for these services was $233.9, $174.6, and $138.2, respectively. At December 31, 2006 and 2005, DSL had $22.1 and $17.2, respectively, receivable from the Trust under the unified fee agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $1.8, $0.7, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively, and earned interest income of $3.3, $1.1, and $1.3, for the years ended December 31, 2006, 2005, and 2004, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2006 and 2005, ILIAC had $45.0 and $131.0, respectively, receivable from ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Notes”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2006 and 2005 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2006, 2005, and 2004. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the year ended December 31, 2006 and no interest expense for the year ended December 31, 2005. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2006, the Company had reinsurance treaties with eight unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2006, the Company did not have reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.4 and $17.8 were maintained for this contract as of December 31, 2006 and 2005, respectively.

Reinsurance ceded in force for life mortality risks were $22.4 and $24.2 at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, net receivables were comprised of the following:

	2006	2005
Claims recoverable from reinsurers	$2,727.1	$2,806.6
Payable for reinsurance premiums	(1.2)	(1.7)
Reinsured amounts due to reinsurer	(0.5)	(0.3)
Reserve credits	0.8	1.1
Other	(10.8)	(9.0)
Total	$2,715.4	$2,796.7

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Deposits ceded under reinsurance	$199.0	$215.5	$244.9
Premiums ceded under reinsurance	0.5	0.4	0.5
Reinsurance recoveries	359.0	363.7	395.2

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the longest term of which expires in 2014.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For the years ended December 31, 2006, 2005, and 2004, rent expense for leases was $17.8, $17.4, and $17.2, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2007 through 2011 are estimated to be $16.9, $3.6, $2.6, $1.6, and $0.9, respectively, and $0.8 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. During 2006 and 2005, $79.4 and $42.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2006, the maximum liability to the Company under the guarantee was $30.0.

New Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"), with a maximum estimated cost of $81.5 under the Construction Agreements. Costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition and development of the corporate office facility totaled $27.6 for the year ended December 31, 2006. These costs were capitalized in Property and equipment on the Consolidated Balance Sheet.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2006, 2005, and 2004.

	2006	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(44.6)	$(18.0)	$482.1
Equity securities, available-for-sale	18.1	3.2	8.7
DAC/VOBA adjustment on
available-for-sale securities	3.9	5.1	(9.5)
Sales inducements adjustment on
available-for-sale securities	0.1	0.1	(0.1)
Premium deficiency reserve adjustment	(37.5)	(23.6)	-
Other investments	0.8	1.2	1.3
Less: allocation to experience-rated contracts	(52.4)	(48.6)	357.5
Unrealized capital (losses) gains, before tax	(6.8)	16.6	125.0
Deferred income tax asset (liability)	2.4	(10.3)	(41.2)
Net unrealized capital (losses) gains	(4.4)	6.3	83.8
Pension liability, net of tax	(9.6)	(11.6)	(16.7)
Accumulated other comprehensive (loss) income	$(14.0)	$(5.3)	$67.1

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(52.4) and $(48.6) at December 31, 2006 and 2005, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(26.6)	$(500.1)	$(133.0)
Equity securities, available-for-sale	14.9	(5.5)	(5.1)
DAC/VOBA adjustment on
available-for-sale securities	(1.2)	14.6	10.1
Sales inducements adjustment on
available-for-sale securities	-	0.2	(0.1)
Premium deficiency reserve adjustment	(13.9)	(23.6)	-
Other investments	(0.4)	(0.1)	(59.7)
Less: allocation to experience-rated contracts	(3.8)	(406.1)	(134.0)
Unrealized capital gains (losses), before tax	(23.4)	(108.4)	(53.8)
Deferred income tax asset (liability)	12.7	30.9	21.6
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

	2006	2005	2004
Net unrealized capital holding gains (losses) arising
during the year (1)	$(43.6)	$(38.2)	$(1.8)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(32.9)	39.3	30.4
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(95.4), $(53.4), and $(3.0), for the years ended December 31, 2006, 2005, and 2004, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(72.0), $55.0, and $50.8, for the years ended December 31, 2006, 2005, and 2004, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

2005	First*	Second*	Third*	Fourth*
Total revenue	$511.7	$536.5	$529.7	$519.8
Income before income taxes	55.0	76.0	87.3	75.9
Income tax expense (benefit)	17.0	23.9	(40.9)	21.5
Net income	$38.0	$52.1	$128.2	$54.4

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year ended December 31, 2006

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust:
AIM V.I. Capital Appreciation Fund - Series I Shares	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
AIM V.I. Core Equity Fund - Series I Shares	ING American Funds Growth Portfolio
AIM V.I. Government Securities Fund - Series I Shares	ING American Funds Growth-Income Portfolio
AIM V.I. Growth Fund - Series I Shares	ING American Funds International Portfolio
AIM V.I. Premier Equity Fund - Series I Shares	ING BlackRock Large Cap Growth Portfolio - Service Class
American Century Variable Portfolios, Inc.:	ING Evergreen Health Sciences Portfolio - Service Class
American Century VP Balanced Fund	ING Evergreen Omega Portfolio - Institutional Class
American Century VP International Fund	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Calvert Variable Series, Inc.:	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Calvert Social Balanced Portfolio	ING FMRSM Large Cap Growth Portfolio - Institutional Class
Federated Insurance Series:	ING FMRSM Mid Cap Growth Portfolio - Service Class
Federated American Leaders Fund II	ING Franklin Income Portfolio - Service Class
Federated Capital Income Fund II	ING Global Real Estate Portfolio - Service Class
Federated Equity Income Fund II	ING Global Resources Portfolio - Service Class
Federated Fund for U.S. Government Securities II	ING JPMorgan Emerging Markets Equity
Federated High Income Bond Fund II	Portfolio - Institutional Class
Federated International Equity Fund II	ING JPMorgan Emerging Markets Equity
Federated Mid Cap Growth Strategies Fund II	Portfolio - Service Class
Federated Prime Money Fund II	ING JPMorgan Small Cap Core Equity
Fidelity Variable Insurance Products Fund:	Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING JPMorgan Value Opportunities
Fidelity® VIP High Income Portfolio - Initial Class	Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING JPMorgan Value Opportunities Portfolio - Service Class
Fidelity Variable Insurance Products II:	ING Julius Baer Foreign Portfolio - Service Class
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING Legg Mason Value Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Legg Mason Value Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING LifeStyle Aggressive Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING LifeStyle Growth Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING LifeStyle Moderate Growth Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING LifeStyle Moderate Portfolio - Service Class
Mutual Shares Securities Fund - Class 2	ING Lord Abbett Affiliated Portfolio - Institutional Class
ING GET Fund:	ING Lord Abbett Affiliated Portfolio - Service Class
ING GET Fund - Series L	ING MarketPro Portfolio - Service Class
ING GET Fund - Series M	ING Marsico Growth Portfolio - Service Class
ING GET Fund - Series N	ING Marsico International Opportunities
ING GET Fund - Series P	Portfolio - Service Class
ING GET Fund - Series Q	ING MFS Total Return Portfolio - Institutional Class
ING GET Fund - Series R	ING MFS Total Return Portfolio - Service Class
ING GET Fund - Series S	ING MFS Utilities Portfolio - Service Class
ING GET Fund - Series T	ING Oppenheimer Main Street Portfolio® - Institutional Class
ING GET Fund - Series U	ING Oppenheimer Main Street Portfolio® - Service Class
ING GET Fund - Series V	ING PIMCO High Yield Portfolio - Service Class

ING Investors Trust (continued):	ING Variable Funds:
ING Pioneer Fund Portfolio - Institutional Class	ING VP Growth and Income Portfolio - Class I
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Variable Insurance Trust:
ING Pioneer Mid Cap Value Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 1
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 2
ING T. Rowe Price Equity Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 3
ING Templeton Global Growth Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 4
ING UBS U.S. Allocation Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 5
ING Van Kampen Growth and Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 6
ING Van Kampen Real Estate Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 7
ING VP Index Plus International Equity Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 8
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 9
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 10
ING Partners, Inc.:	ING GET U.S. Core Portfolio - Series 11
ING American Century Large Company Value	ING GET U.S. Core Portfolio - Series 12
Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 13
ING American Century Select Portfolio - Initial Class	ING GET U.S. Core Portfolio - Series 14
ING American Century Small-Mid Cap Value	ING Variable Portfolios, Inc.:
Portfolio - Service Class	ING VP Global Science and Technology Portfolio - Class I
ING Baron Asset Portfolio - Service Class	ING VP Growth Portfolio - Class I
ING Baron Small Cap Growth Portfolio - Service Class	ING VP Index Plus LargeCap Portfolio - Class I
ING Columbia Small Cap Value II Portfolio - Service Class	ING VP Index Plus MidCap Portfolio - Class I
ING Davis Venture Value Portfolio - Service Class	ING VP Index Plus SmallCap Portfolio - Class I
ING Fundamental Research Portfolio - Service Class	ING VP International Equity Portfolio - Class I
ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING VP Small Company Portfolio - Class I
ING JPMorgan International Portfolio - Initial Class	ING VP Value Opportunity Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING VP Value Opportunity Portfolio - Class S
ING Legg Mason Partners Aggressive Growth	ING Variable Products Trust:
Portfolio - Initial Class	ING VP Financial Services Portfolio - Class I
ING Lord Abbett U.S. Government Securities	ING VP High Yield Bond Portfolio - Class I
Portfolio - Initial Class	ING VP International Value Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Initial Class	ING VP MidCap Opportunities Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING Neuberger Berman Regency Portfolio - Service Class	ING VP Real Estate Portfolio - Class I
ING OpCap Balanced Value Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING VP SmallCap Opportunities Portfolio - Class S
ING Oppenheimer Strategic Income Portfolio - Initial Class	ING VP Balanced Portfolio, Inc.:
ING Oppenheimer Strategic Income Portfolio - Service Class	ING VP Balanced Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING VP Intermediate Bond Portfolio:
ING Pioneer High Yield Portfolio - Initial Class	ING VP Intermediate Bond Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING VP Money Market Portfolio:
ING Solution 2025 Portfolio - Service Class	ING VP Money Market Portfolio - Class I
ING Solution 2035 Portfolio - Service Class	ING VP Natural Resources Trust:
ING Solution 2045 Portfolio - Service Class	ING VP Natural Resources Trust
ING Solution Income Portfolio - Service Class	Janus Aspen Series:
ING T. Rowe Price Diversified Mid Cap Growth	Janus Aspen Series Balanced Portfolio - Institutional Shares
Portfolio - Initial Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Janus Aspen Series Large Cap Growth
ING Templeton Foreign Equity Portfolio - Service Class	Portfolio - Institutional Shares
ING Thornburg Value Portfolio - Initial Class	Janus Aspen Series Mid Cap Growth
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Portfolio - Institutional Shares
ING UBS U.S. Small Cap Growth Portfolio - Service Class	Janus Aspen Series Worldwide Growth
ING Van Kampen Comstock Portfolio - Service Class	Portfolio - Institutional Shares
ING Van Kampen Equity and Income Portfolio - Initial Class	Lord Abbett Series Fund, Inc.:
ING Van Kampen Equity and Income Portfolio - Service Class	Lord Abbett Series Fund - Growth and Income
ING Strategic Allocation Portfolios, Inc.:	Portfolio - Class VC
ING VP Strategic Allocation Conservative Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING VP Strategic Allocation Growth Portfolio - Class I	MFS Variable Insurance TrustSM:
ING VP Strategic Allocation Moderate Portfolio - Class I	MFS® Strategic Income Series

Oppenheimer Variable Account Funds:	Pioneer Variable Contracts Trust:
Oppenheimer Aggressive Growth Fund/VA	Pioneer Equity Income VCT Portfolio - Class I
Oppenheimer Global Securities Fund/VA	Pioneer Fund VCT Portfolio - Class I
Oppenheimer Main Street Fund®/VA	Pioneer High Yield VCT Portfolio - Class I
Oppenheimer Main Street Small Cap Fund®/VA	Pioneer Mid Cap Value VCT Portfolio - Class I
Oppenheimer Strategic Bond Fund/VA	Wanger Advisors Trust:
PIMCO Variable Insurance Trust:	Wanger Select
PIMCO Real Return Portfolio - Administrative Class	Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American	Federated
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund	Capital Income
	Shares	Series I Shares	Portfolio	II	Fund II

Assets
Investments in mutual funds
at fair value	$ 1,077	$ 1,623	$ 2,101	$ 24,785	$ 3,039
Total assets	1,077	1,623	2,101	24,785	3,039

Liabilities
Payable to related parties	-	-	-	2	-

Total liabilities	-	-	-	2	-

Net assets	$ 1,077	$ 1,623	$ 2,101	$ 24,783	$ 3,039

Net assets
Accumulation units	$ 957	$ 1,425	$ 2,101	$ 24,736	$ 3,029
Contracts in payout (annuitization)
period	120	198	-	47	10

Total net assets	$ 1,077	$ 1,623	$ 2,101	$ 24,783	$ 3,039

Total number of shares	41,073	59,615	1,035,033	1,150,128	312,285

Cost of shares	$ 1,038	$ 1,422	$ 1,822	$ 21,700	$ 2,617

The accompanying notes are an integral part of these financial statements. 4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		Federated Fund			Federated Mid
	Federated	for U.S.	Federated High	Federated	Cap Growth
	Equity Income	Government	Income Bond	International	Strategies Fund
	Fund II	Securities II	Fund II	Equity Fund II	II

Assets
Investments in mutual funds
at fair value	$ 6,196	$ 2,385	$ 6,524	$ 3,845	$ 6,433
Total assets	6,196	2,385	6,524	3,845	6,433

Liabilities
Payable to related parties	-	-	1	-	-

Total liabilities	-	-	1	-	-

Net assets	$ 6,196	$ 2,385	$ 6,523	$ 3,845	$ 6,433

Net assets
Accumulation units	$ 6,087	$ 2,385	$ 6,480	$ 3,822	$ 6,433
Contracts in payout (annuitization)
period	109	-	43	23	-

Total net assets	$ 6,196	$ 2,385	$ 6,523	$ 3,845	$ 6,433

Total number of shares	379,189	210,278	831,069	224,745	250,914

Cost of shares	$ 4,802	$ 2,380	$ 6,095	$ 2,894	$ 5,729

The accompanying notes are an integral part of these financial statements. 5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 2,102	$ 187,759	$ 14,215	$ 223	$ 8,523
Total assets	2,102	187,759	14,215	223	8,523

Liabilities
Payable to related parties	-	13	1	-	-

Total liabilities	-	13	1	-	-

Net assets	$ 2,102	$ 187,746	$ 14,214	$ 223	$ 8,523

Net assets
Accumulation units	$ 2,102	$ 187,746	$ 14,214	$ -	$ 8,523
Contracts in payout (annuitization)
period	-	-	-	223	-

Total net assets	$ 2,102	$ 187,746	$ 14,214	$ 223	$ 8,523

Total number of shares	2,101,712	7,166,364	396,302	35,090	355,577

Cost of shares	$ 2,102	$ 156,231	$ 12,587	$ 223	$ 6,983

The accompanying notes are an integral part of these financial statements. 6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	Initial Class	Initial Class	Initial Class	- Class 2	- Class 2

Assets
Investments in mutual funds
at fair value	$ 267,461	$ 49,647	$ 1,210	$ 4,969	$ 3,754
Total assets	267,461	49,647	1,210	4,969	3,754

Liabilities
Payable to related parties	18	4	-	-	-

Total liabilities	18	4	-	-	-

Net assets	$ 267,443	$ 49,643	$ 1,210	$ 4,969	$ 3,754

Net assets
Accumulation units	$ 267,443	$ 49,643	$ 1,210	$ 4,969	$ 3,754
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 267,443	$ 49,643	$ 1,210	$ 4,969

Total number of shares	8,498,915	307,678	94,856	264,430	183,387

Cost of shares	$ 197,697	$ 36,809	$ 1,207	$ 4,288	$ 3,487

The accompanying notes are an integral part of these financial statements. 7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T	- Series U

Assets
Investments in mutual funds
at fair value	$ 25,745	$ 21,803	$ 24,390	$ 20,736	$ 19,639
Total assets	25,745	21,803	24,390	20,736	19,639

Liabilities
Payable to related parties	3	2	3	2	2
Total liabilities	3	2	3	2	2
Net assets	$ 25,742	$ 21,801	$ 24,387	$ 20,734	$ 19,637

Net assets
Accumulation units	$ 25,742	$ 21,801	$ 24,387	$ 20,734	$ 19,637
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 25,742	$ 21,801	$ 24,387	$ 20,734	$ 19,637

Total number of shares	2,514,169	2,129,176	2,351,967	2,049,034	1,954,085

Cost of shares	$ 25,158	$ 21,326	$ 23,582	$ 20,496	$ 19,454

The accompanying notes are an integral part of these financial statements. 8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET	Portfolio - Service	Funds Growth	Income	International
	Fund - Series V	Class	Portfolio	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 30,719	$ 577	$ 31,971	$ 30,746	$ 30,980
Total assets	30,719	577	31,971	30,746	30,980

Liabilities
Payable to related parties	3	-	2	2	2

Total liabilities	3	-	2	2	2

Net assets	$ 30,716	$ 577	$ 31,969	$ 30,744	$ 30,978

Net assets
Accumulation units	$ 30,716	$ 577	$ 30,348	$ 28,614	$ 30,127
Contracts in payout (annuitization)
period	-	-	1,621	2,130	851

Total net assets	$ 30,716	$ 577	$ 31,969	$ 30,744	$ 30,978

Total number of shares	3,050,507	34,037	497,298	700,369	1,373,247

Cost of shares	$ 30,480	$ 633	$ 27,754	$ 26,596	$ 25,574

The accompanying notes are an integral part of these financial statements. 9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING BlackRock		ING Evergreen	ING FMRSM
	Large Cap	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Growth	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Service Class	Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,626	$ 562	$ 14,400	$ 28,945	$ 1,644
Total assets	1,626	562	14,400	28,945	1,644

Liabilities
Payable to related parties	-	-	1	2	-

Total liabilities	-	-	1	2	-

Net assets	$ 1,626	$ 562	$ 14,399	$ 28,943	$ 1,644

Net assets
Accumulation units	$ 1,626	$ 562	$ 13,405	$ 27,153	$ 1,644
Contracts in payout (annuitization)
period	-	-	994	1,790	-

Total net assets	$ 1,626	$ 562	$ 14,399	$ 28,943	$ 1,644

Total number of shares	140,795	46,158	1,237,136	2,153,679	122,872

Cost of shares	$ 1,561	$ 526	$ 13,249	$ 31,428	$ 1,746

The accompanying notes are an integral part of these financial statements. 10

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Global	ING Global
	Portfolio -	Growth	Income	Real Estate	Resources
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 78,222	$ 109	$ 4,316	$ 2,017	$ 1,610
Total assets	78,222	109	4,316	2,017	1,610

Liabilities
Payable to related parties	6	-	-	-	-

Total liabilities	6	-	-	-	-

Net assets	$ 78,216	$ 109	$ 4,316	$ 2,017	$ 1,610

Net assets
Accumulation units	$ 77,163	$ 109	$ 4,316	$ 2,017	$ 1,610
Contracts in payout (annuitization)
period	1,053	-	-	-	-

Total net assets	$ 78,216	$ 109	$ 4,316	$ 2,017	$ 1,610

Total number of shares	7,182,961	8,731	391,285	150,375	74,060

Cost of shares	$ 77,706	$ 104	$ 4,091	$ 1,808	$ 1,531

The accompanying notes are an integral part of these financial statements. 11

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan		ING JPMorgan
	Emerging	Emerging	Small Cap Core ING JPMorgan		Value
	Markets Equity	Markets	Equity	Small Cap	Opportunities
	Portfolio -	Equity	Portfolio -	Core Equity	Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,316
Total assets	4,487	6,325	6,901	358	41,316

Liabilities
Payable to related parties	-	-	-	-	3

Total liabilities	-	-	-	-	3

Net assets	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,313

Net assets
Accumulation units	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,313
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,313

Total number of shares	228,824	323,015	481,552	25,162	3,250,691

Cost of shares	$ 3,739	$ 5,288	$ 6,209	$ 352	$ 34,279

The accompanying notes are an integral part of these financial statements. 12

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING JPMorgan		ING Legg		ING LifeStyle
	Value	ING Julius	Mason Value	ING Legg	Aggressive
	Opportunities	Baer Foreign	Portfolio -	Mason Value	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 3,543	$ 13,882	$ 31,998	$ 571	$ 1,239
Total assets	3,543	13,882	31,998	571	1,239

Liabilities
Payable to related parties	-	1	2	-	-

Total liabilities	-	1	2	-	-

Net assets	$ 3,543	$ 13,881	$ 31,996	$ 571	$ 1,239

Net assets
Accumulation units	$ 3,543	$ 13,881	$ 29,788	$ 571	$ 1,239
Contracts in payout (annuitization)
period	-	-	2,208	-	-

Total net assets	$ 3,543	$ 13,881	$ 31,996	$ 571	$ 1,239

Total number of shares	279,164	822,871	2,829,206	50,675	88,028

Cost of shares	$ 2,983	$ 12,102	$ 27,953	$ 532	$ 1,125

The accompanying notes are an integral part of these financial statements. 13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Lord
		ING LifeStyle		Abbett	ING Lord
	ING LifeStyle	Moderate	ING LifeStyle	Affiliated	Abbett
	Growth	Growth	Moderate	Portfolio -	Affiliated
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 8,786	$ 13,816	$ 10,418	$ 45	$ 1,071
Total assets	8,786	13,816	10,418	45	1,071

Liabilities
Payable to related parties	1	1	1	-	-

Total liabilities	1	1	1	-	-

Net assets	$ 8,785	$ 13,815	$ 10,417	$ 45	$ 1,071

Net assets
Accumulation units	$ 8,785	$ 13,815	$ 10,417	$ 45	$ 1,071
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 8,785	$ 13,815	$ 10,417	$ 45	$ 1,071

Total number of shares	653,254	1,079,400	842,902	3,543	84,526

Cost of shares	$ 8,121	$ 12,882	$ 9,761	$ 44	$ 1,025

The accompanying notes are an integral part of these financial statements. 14

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING Marsico	ING MFS Total
	ING	ING Marsico	International	Return	ING MFS
	MarketPro	Growth	Opportunities	Portfolio -	Total Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 20	$ 918	$ 13,619	$ 123,614	$ 1,658
Total assets	20	918	13,619	123,614	1,658

Liabilities
Payable to related parties	-	-	1	9	-

Total liabilities	-	-	1	9	-

Net assets	$ 20	$ 918	$ 13,618	$ 123,605	$ 1,658

Net assets
Accumulation units	$ 20	$ 918	$ 13,618	$ 123,605	$ 1,658
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 20	$ 918	$ 13,618	$ 123,605	$ 1,658

Total number of shares	1,808	55,346	891,270	6,495,756	87,240

Cost of shares	$ 19	$ 869	$ 11,411	$ 116,803	$ 1,602

The accompanying notes are an integral part of these financial statements. 15

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING
		Oppenheimer	ING
	ING MFS	Main Street	Oppenheimer	ING PIMCO	ING Pioneer
	Utilities	Portfolio® -	Main Street	High Yield	Fund Portfolio
	Portfolio -	Institutional	Portfolio® -	Portfolio -	- Institutional
	Service Class	Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,201	$ 3,092	$ 168	$ 3,918	$ 26,318
Total assets	1,201	3,092	168	3,918	26,318

Liabilities
Payable to related parties	-	-	-	-	2

Total liabilities	-	-	-	-	2

Net assets	$ 1,201	$ 3,092	$ 168	$ 3,918	$ 26,316

Net assets
Accumulation units	$ 1,201	$ 3,053	$ 168	$ 3,918	$ 21,924
Contracts in payout (annuitization)
period	-	39	-	-	4,392

Total net assets	$ 1,201	$ 3,092	$ 168	$ 3,918	$ 26,316

Total number of shares	82,489	155,934	8,451	379,689	2,036,988

Cost of shares	$ 1,036	$ 2,809	$ 161	$ 3,880	$ 21,989

The accompanying notes are an integral part of these financial statements. 16

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Pioneer		ING T. Rowe	ING T. Rowe
	Mid Cap Value	ING Pioneer	Price Capital	Price Equity	ING Templeton
	Portfolio -	Mid Cap Value	Appreciation	Income	Global Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 36	$ 344	$ 5,804	$ 6,350	$ 692
Total assets	36	344	5,804	6,350	692

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 36	$ 344	$ 5,804	$ 6,350	$ 692

Net assets
Accumulation units	$ 36	$ 344	$ 5,804	$ 6,350	$ 692
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 36	$ 344	$ 5,804	$ 6,350	$ 692

Total number of shares	2,942	27,968	218,112	409,973	47,724

Cost of shares	$ 36	$ 327	$ 5,568	$ 5,694	$ 652

The accompanying notes are an integral part of these financial statements. 17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Van
		Kampen		ING VP Index	ING Wells
	ING UBS U.S.	Growth and	ING Van	Plus	Fargo Mid Cap
	Allocation	Income	Kampen Real	International	Disciplined
	Portfolio -	Portfolio -	Estate Portfolio	Equity Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,160	$ 1,476	$ 1,079	$ 9,677	$ 225
Total assets	7,160	1,476	1,079	9,677	225

Liabilities
Payable to related parties	1	-	-	1	-

Total liabilities	1	-	-	1	-

Net assets	$ 7,159	$ 1,476	$ 1,079	$ 9,676	$ 225

Net assets
Accumulation units	$ 7,159	$ 1,476	$ 1,079	$ 9,676	$ 225
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 7,159	$ 1,476	$ 1,079	$ 9,676	$ 225

Total number of shares	652,696	52,217	27,756	739,261	12,667

Cost of shares	$ 6,384	$ 1,416	$ 1,023	$ 9,068	$ 213

The accompanying notes are an integral part of these financial statements. 18

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Wells	ING American		ING American
	Fargo Small	Century Large	ING American	Century Small-
	Cap Disciplined	Company	Century Select	Mid Cap Value	ING Baron
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Asset Portfolio
	Service Class	- Service Class	Initial Class	Service Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 374	$ 187	$ 50,569	$ 1,650	$ 7
Total assets	374	187	50,569	1,650	7

Liabilities
Payable to related parties	-	-	3	-	-

Total liabilities	-	-	3	-	-

Net assets	$ 374	$ 187	$ 50,566	$ 1,650	$ 7

Net assets
Accumulation units	$ 374	$ 187	$ 46,953	$ 1,650	$ 7
Contracts in payout (annuitization)
period	-	-	3,613	-	-

Total net assets	$ 374	$ 187	$ 50,566	$ 1,650	$ 7

Total number of shares	32,830	11,677	5,520,681	122,168	601

Cost of shares	$ 366	$ 170	$ 47,764	$ 1,485	$ 7

The accompanying notes are an integral part of these financial statements. 19

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Baron	ING Columbia		ING	ING Goldman
	Small Cap	Small Cap	ING Davis	Fundamental	Sachs® Capital
	Growth	Value II	Venture Value	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282
Total assets	7,061	3,294	2,083	24	282

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282

Net assets
Accumulation units	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282

Total number of shares	385,220	324,535	105,729	2,439	22,721

Cost of shares	$ 6,321	$ 3,037	$ 1,936	$ 22	$ 261

The accompanying notes are an integral part of these financial statements. 20

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Legg
			Mason	ING Lord
			Partners	Abbett U.S.	ING Neuberger
	ING JPMorgan ING JPMorgan		Aggressive	Government	Berman
	International	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 45,364	$ 2,766	$ 42,512	$ 11,550	$ 49,257
Total assets	45,364	2,766	42,512	11,550	49,257

Liabilities
Payable to related parties	3	-	3	1	4

Total liabilities	3	-	3	1	4

Net assets	$ 45,361	$ 2,766	$ 42,509	$ 11,549	$ 49,253

Net assets
Accumulation units	$ 42,620	$ 2,766	$ 41,005	$ 11,549	$ 41,761
Contracts in payout (annuitization)
period	2,741	-	1,504	-	7,492

Total net assets	$ 45,361	$ 2,766	$ 42,509	$ 11,549	$ 49,253

Total number of shares	2,789,888	171,029	865,824	1,163,117	4,506,604

Cost of shares	$ 34,364	$ 2,495	$ 28,395	$ 11,558	$ 46,858

The accompanying notes are an integral part of these financial statements. 21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

				ING	ING
	ING Neuberger			Oppenheimer	Oppenheimer
	Berman	ING OpCap	ING	Strategic	Strategic
	Regency	Balanced	Oppenheimer	Income	Income
	Portfolio -	Value Portfolio	Global Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 370	$ 1,186	$ 190,293	$ 70,291	$ 1
Total assets	370	1,186	190,293	70,291	1

Liabilities
Payable to related parties	-	-	13	5	-

Total liabilities	-	-	13	5	-

Net assets	$ 370	$ 1,186	$ 190,280	$ 70,286	$ 1

Net assets
Accumulation units	$ 370	$ 1,186	$ 184,671	$ 67,384	$ -
Contracts in payout (annuitization)
period	-	-	5,609	2,902	1

Total net assets	$ 370	$ 1,186	$ 190,280	$ 70,286	$ 1

Total number of shares	34,763	78,884	11,408,472	6,508,451	92

Cost of shares	$ 341	$ 1,011	$ 139,742	$ 65,589	$ 1

The accompanying notes are an integral part of these financial statements. 22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,721	$ 21	$ 959	$ 853	$ 453
Total assets	6,721	21	959	853	453

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 6,721	$ 21	$ 959	$ 853	$ 453

Net assets
Accumulation units	$ 6,721	$ 21	$ 959	$ 853	$ 453
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 6,721	$ 21	$ 959	$ 853	$ 453

Total number of shares	604,963	2,089	80,623	69,096	35,638

Cost of shares	$ 6,579	$ 21	$ 884	$ 792	$ 415

The accompanying notes are an integral part of these financial statements. 23

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 272	$ 408	$ 78,297	$ 60,244	$ 715
Total assets	272	408	78,297	60,244	715

Liabilities
Payable to related parties	-	-	5	4	-

Total liabilities	-	-	5	4	-

Net assets	$ 272	$ 408	$ 78,292	$ 60,240	$ 715

Net assets
Accumulation units	$ 272	$ 408	$ 78,292	$ 53,333	$ 715
Contracts in payout (annuitization)
period	-	-	-	6,907	-

Total net assets	$ 272	$ 408	$ 78,292	$ 60,240	$ 715

Total number of shares	20,847	36,657	8,492,096	1,014,891	59,534

Cost of shares	$ 251	$ 382	$ 64,357	$ 43,980	$ 680

The accompanying notes are an integral part of these financial statements. 24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	ING	Large Cap	Small Cap	Kampen	Kampen Equity
	Thornburg	Equity	Growth	Comstock	and Income
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 28,921	$ 36,985	$ 29	$ 3,248	$ 142,385
Total assets	28,921	36,985	29	3,248	142,385

Liabilities
Payable to related parties	2	3	-	-	10

Total liabilities	2	3	-	-	10

Net assets	$ 28,919	$ 36,982	$ 29	$ 3,248	$ 142,375

Net assets
Accumulation units	$ 25,644	$ 36,982	$ 29	$ 3,248	$ 142,375
Contracts in payout (annuitization)
period	3,275	-	-	-	-

Total net assets	$ 28,919	$ 36,982	$ 29	$ 3,248	$ 142,375

Total number of shares	908,051	3,502,337	3,026	244,245	3,701,204

Cost of shares	$ 20,513	$ 28,101	$ 28	$ 2,930	$ 124,210

The accompanying notes are an integral part of these financial statements. 25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio - Class	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	I	Class I	Class I	Class I	Series 1

Assets
Investments in mutual funds
at fair value	$ 14,116	$ 15,120	$ 20,259	$ 372,613	$ 16,580
Total assets	14,116	15,120	20,259	372,613	16,580

Liabilities
Payable to related parties	1	1	1	22	2
Total liabilities	1	1	1	22	2
Net assets	$ 14,115	$ 15,119	$ 20,258	$ 372,591	$ 16,578

Net assets
Accumulation units	$ 11,171	$ 12,341	$ 15,146	$ 283,939	$ 16,578
Contracts in payout (annuitization)
period	2,944	2,778	5,112	88,652	-

Total net assets	$ 14,115	$ 15,119	$ 20,258	$ 372,591	$ 16,578

Total number of shares	1,041,798	886,297	1,322,371	15,937,237	1,594,226

Cost of shares	$ 12,757	$ 11,990	$ 17,425	$ 307,330	$ 15,926

The accompanying notes are an integral part of these financial statements. 26

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 4	Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 9,020	$ 28,245	$ 5,116	$ 3,282	$ 42,527
Total assets	9,020	28,245	5,116	3,282	42,527

Liabilities
Payable to related parties	1	3	1	-	4

Total liabilities	1	3	1	-	4

Net assets	$ 9,019	$ 28,242	$ 5,115	$ 3,282	$ 42,523

Net assets
Accumulation units	$ 9,019	$ 28,242	$ 5,115	$ 3,282	$ 42,523
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 9,019	$ 28,242	$ 5,115	$ 3,282	$ 42,523

Total number of shares	878,263	2,731,583	476,786	298,065	3,838,158

Cost of shares	$ 8,764	$ 27,261	$ 4,776	$ 2,991	$ 38,419

The accompanying notes are an integral part of these financial statements. 27

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11

Assets
Investments in mutual funds
at fair value	$ 29,021	$ 28,059	$ 20,037	$ 18,003	$ 18,899
Total assets	29,021	28,059	20,037	18,003	18,899

Liabilities
Payable to related parties	3	3	2	2	2
Total liabilities	3	3	2	2	2
Net assets	$ 29,018	$ 28,056	$ 20,035	$ 18,001	$ 18,897

Net assets
Accumulation units	$ 29,018	$ 28,056	$ 20,035	$ 18,001	$ 18,897
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 29,018	$ 28,056	$ 20,035	$ 18,001	$ 18,897

Total number of shares	2,635,875	2,537,018	1,833,196	1,650,093	1,751,550

Cost of shares	$ 26,380	$ 25,393	$ 18,336	$ 16,520	$ 17,537

The accompanying notes are an integral part of these financial statements. 28

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

				ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio - Class	Portfolio -
	Series 12	Series 13	Series 14	I	Class I

Assets
Investments in mutual funds
at fair value	$ 48,948	$ 44,510	$ 85	$ 8,140	$ 18,755
Total assets	48,948	44,510	85	8,140	18,755

Liabilities
Payable to related parties	5	5	-	1	1

Total liabilities	5	5	-	1	1

Net assets	$ 48,943	$ 44,505	$ 85	$ 8,139	$ 18,754

Net assets
Accumulation units	$ 48,943	$ 44,505	$ 85	$ 8,139	$ 16,568
Contracts in payout (annuitization)
period	-	-	-	-	2,186

Total net assets	$ 48,943	$ 44,505	$ 85	$ 8,139	$ 18,754

Total number of shares	4,308,830	4,380,866	8,524	1,777,340	1,760,987

Cost of shares	$ 43,481	$ 44,442	$ 85	$ 7,118	$ 14,889

The accompanying notes are an integral part of these financial statements. 29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	International	Company
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Class I	Class I	Class I	- Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 152,370	$ 16,715	$ 8,727	$ 18,196	$ 68,011
Total assets	152,370	16,715	8,727	18,196	68,011

Liabilities
Payable to related parties	10	1	-	1	5

Total liabilities	10	1	-	1	5

Net assets	$ 152,360	$ 16,714	$ 8,727	$ 18,195	$ 68,006

Net assets
Accumulation units	$ 112,175	$ 16,714	$ 8,727	$ 15,417	$ 61,164
Contracts in payout (annuitization)
period	40,185	-	-	2,778	6,842

Total net assets	$ 152,360	$ 16,714	$ 8,727	$ 18,195	$ 68,006

Total number of shares	8,716,804	884,842	485,120	1,480,582	3,134,131

Cost of shares	$ 111,387	$ 14,095	$ 7,444	$ 13,106	$ 57,157

The accompanying notes are an integral part of these financial statements. 30

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING VP
	ING VP Value	ING VP Value	Financial	ING VP High	ING VP
	Opportunity	Opportunity	Services	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class I	Class S	Class I	Class I	- Class I

Assets
Investments in mutual funds
at fair value	$ 11,522	$ 1,192	$ 426	$ 32,957	$ 6,725

Total assets	11,522	1,192	426	32,957	6,725

Liabilities
Payable to related parties	1	-	-	2	-

Total liabilities	1	-	-	2	-

Net assets	$ 11,521	$ 1,192	$ 426	$ 32,955	$ 6,725

Net assets
Accumulation units	$ 11,521	$ 1,192	$ 426	$ 30,644	$ 6,725
Contracts in payout (annuitization)
period	-	-	-	2,311	-

Total net assets	$ 11,521	$ 1,192	$ 426	$ 32,955	$ 6,725

Total number of shares	727,377	75,803	31,859	10,605,367	440,694

Cost of shares	$ 8,824	$ 1,050	$ 402	$ 31,773	$ 5,867

The accompanying notes are an integral part of these financial statements. 31

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	MidCap	MidCap	ING VP Real	SmallCap	SmallCap
	Opportunities	Opportunities	Estate	Opportunities	Opportunities
	Portfolio - Class	Portfolio - Class	Portfolio -	Portfolio - Class	Portfolio - Class
	I	S	Class I	I	S

Assets
Investments in mutual funds
at fair value	$ 411	$ 7,823	$ 5,083	$ 241	$ 5,223
Total assets	411	7,823	5,083	241	5,223

Liabilities
Payable to related parties	-	1	-	-	-

Total liabilities	-	1	-	-	-

Net assets	$ 411	$ 7,822	$ 5,083	$ 241	$ 5,223

Net assets
Accumulation units	$ 411	$ 7,822	$ 5,083	$ 241	$ 5,223
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 411	$ 7,822	$ 5,083	$ 241	$ 5,223

Total number of shares	50,397	971,759	259,082	12,089	264,588

Cost of shares	$ 374	$ 6,103	$ 4,427	$ 221	$ 4,255

The accompanying notes are an integral part of these financial statements. 32

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

					Janus Aspen
	ING VP	ING VP	ING VP	ING VP	Series Balanced
	Balanced	Intermediate	Money Market	Natural	Portfolio -
	Portfolio -	Bond Portfolio	Portfolio -	Resources	Institutional
	Class I	- Class I	Class I	Trust	Shares

Assets
Investments in mutual funds
at fair value	$ 166,000	$ 115,711	$ 224,983	$ 5,532	$ 21
Total assets	166,000	115,711	224,983	5,532	21

Liabilities
Payable to related parties	11	8	16	-	-

Total liabilities	11	8	16	-	-

Net assets	$ 165,989	$ 115,703	$ 224,967	$ 5,532	$ 21

Net assets
Accumulation units	$ 126,141	$ 105,295	$ 220,460	$ 5,532	$ 21
Contracts in payout (annuitization)
period	39,848	10,408	4,507	-	-

Total net assets	$ 165,989	$ 115,703	$ 224,967	$ 5,532	$ 21

Total number of shares	11,331,071	8,928,327	16,793,652	205,951	754

Cost of shares	$ 139,248	$ 120,708	$ 218,533	$ 5,358	$ 20

The accompanying notes are an integral part of these financial statements. 33

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Janus Aspen
		Janus Aspen	Janus Aspen	Series	Lord Abbett
	Janus Aspen	Series Large	Series Mid Cap	Worldwide	Series Fund -
	Series Flexible	Cap Growth	Growth	Growth	Growth and
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -	Income
	- Institutional	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Class VC

Assets
Investments in mutual funds
at fair value	$ 12	$ 8	$ 7	$ 7	$ 7,931
Total assets	12	8	7	7	7,931

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 12	$ 8	$ 7	$ 7	$ 7,931

Net assets
Accumulation units	$ 12	$ 8	$ 7	$ 7	$ 7,931
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 12	$ 8	$ 7	$ 7	$ 7,931

Total number of shares	1,023	350	209	215	270,321

Cost of shares	$ 12	$ 7	$ 6	$ 6	$ 7,132

The accompanying notes are an integral part of these financial statements. 34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Lord Abbett
Series Fund -
	Mid-Cap	Oppenheimer	Oppenheimer		Oppenheimer
	Value	Aggressive	Global	Oppenheimer	Main Street
	Portfolio -	Growth	Securities	Main Street	Small Cap
	Class VC	Fund/VA	Fund/VA	Fund®/VA	Fund®/VA

Assets
Investments in mutual funds
at fair value	$ 4,642	$ 74	$ 83	$ 381	$ 723
Total assets	4,642	74	83	381	723

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 4,642	$ 74	$ 83	$ 381	$ 723

Net assets
Accumulation units	$ 4,642	$ -	$ 83	$ -	$ 723
Contracts in payout (annuitization)
period	-	74	-	381	-

Total net assets	$ 4,642	$ 74	$ 83	$ 381	$ 723

Total number of shares	213,134	1,454	2,245	15,364	37,748

Cost of shares	$ 4,468	$ 73	$ 75	$ 348	$ 698

The accompanying notes are an integral part of these financial statements. 35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	PIMCO Real	Pioneer Equity		Pioneer High	Pioneer Mid
	Return Portfolio	Income VCT	Pioneer Fund	Yield VCT	Cap Value
	- Administrative	Portfolio -	VCT Portfolio -	Portfolio -	VCT Portfolio -
	Class	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687
Total assets	2,452	6,178	118	480	3,687

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687

Net assets
Accumulation units	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687

Total number of shares	205,322	247,807	4,748	43,630	181,456

Cost of shares	$ 2,596	$ 5,478	$ 107	$ 474	$ 4,038

The accompanying notes are an integral part of these financial statements. 36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Wanger U.S.
Smaller
	Wanger Select	Companies

Assets
Investments in mutual funds
at fair value	$ 2,085	$ 569
Total assets	2,085	569

Liabilities
Payable to related parties	-	-

Total liabilities	-	-

Net assets	$ 2,085	$ 569

Net assets
Accumulation units	$ 2,085	$ 569
Contracts in payout (annuitization)
period	-	-

Total net assets	$ 2,085	$ 569

Total number of shares	79,735	15,652

Cost of shares	$ 1,920	$ 558

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	AIM V.I.		AIM V.I.
	Capital		Government		AIM V.I.
	Appreciation	AIM V.I. Core	Securities Fund	AIM V.I.	Premier Equity
	Fund - Series I	Equity Fund -	- Series I	Growth Fund -	Fund - Series I
	Shares	Series I Shares	Shares	Series I Shares	Shares

Net investment income (loss)
Income:
Dividends	$ 1	$ 9	$ -	$ -	$ 5

Total investment income	1	9	-	-	5
Expenses:
Mortality and expense risk and
other charges	7	12	51	1	1
Total expenses	7	12	51	1	1
Net investment income (loss)	(6)	(3)	(51)	(1)	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	41	(529)	85	57
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	32	41	(529)	85	57
Net unrealized appreciation
(depreciation) of investments	-	147	509	(54)	(34)

Net increase (decrease) in net assets
resulting from operations	$ 26	$ 185	$ (71)	$ 30	$ 27

The accompanying notes are an integral part of these financial statements. 38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		American		Federated
	American	Century VP	Calvert Social	American	Federated
	Century VP	International	Balanced	Leaders Fund	Capital Income
	Balanced Fund	Fund	Portfolio	II	Fund II

Net investment income (loss)
Income:
Dividends	$ 14	$ 20	$ 43	$ 409	$ 191
Total investment income	14	20	43	409	191
Expenses:
Mortality and expense risk and
other charges	4	6	24	362	44
Total expenses	4	6	24	362	44
Net investment income (loss)	10	14	19	47	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	92	395	62	180	(60)
Capital gains distributions	47	-	33	3,380	-

Total realized gain (loss) on investments
and capital gains distributions	139	395	95	3,560	(60)
Net unrealized appreciation
(depreciation) of investments	(131)	(250)	26	(109)	318
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 159	$ 140	$ 3,498	$ 405

The accompanying notes are an integral part of these financial statements. 39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		Federated Fund			Federated Mid
	Federated	for U.S.	Federated	Federated	Cap Growth
	Equity Income	Government	High Income	International	Strategies Fund
	Fund II	Securities II	Bond Fund II	Equity Fund II	II

Net investment income (loss)
Income:
Dividends	$ 145	$ 159	$ 603	$ 9	$ -

Total investment income	145	159	603	9	-
Expenses:
Mortality and expense risk and
other charges	88	42	97	58	105
Total expenses	88	42	97	58	105
Net investment income (loss)	57	117	506	(49)	(105)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(294)	(132)	66	(632)	(793)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(294)	(132)	66	(632)	(793)
Net unrealized appreciation
(depreciation) of investments	1,444	67	23	1,325	1,366
Net increase (decrease) in net assets
resulting from operations	$ 1,207	$ 52	$ 595	$ 644	$ 468

The accompanying notes are an integral part of these financial statements. 40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 100	$ 6,193	$ 339	$ 48	$ 149
Total investment income	100	6,193	339	48	149
Expenses:
Mortality and expense risk and
other charges	32	2,349	451	167	117
Total expenses	32	2,349	451	167	117
Net investment income (loss)	68	3,844	(112)	(119)	32

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	5,653	9,458	(990)	3,682
Capital gains distributions	-	22,246	-	-	104

Total realized gain (loss) on investments
and capital gains distributions	-	27,899	9,458	(990)	3,786
Net unrealized appreciation
(depreciation) of investments	-	133	(5,400)	2,187	(1,661)

Net increase (decrease) in net assets
resulting from operations	$ 68	$ 31,876	$ 3,946	$ 1,078	$ 2,157

The accompanying notes are an integral part of these financial statements. 41

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Fidelity® VIP			Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	ManagerSM	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Securities Fund
	Initial Class	Initial Class	Initial Class	Initial Class	- Class 2

Net investment income (loss)
Income:
Dividends	$ 238	$ 3,529	$ 965	$ 69	$ 31
Total investment income	238	3,529	965	69	31
Expenses:
Mortality and expense risk and
other charges	40	3,409	721	22	43
Total expenses	40	3,409	721	22	43
Net investment income (loss)	198	120	244	47	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	964	20,632	2,160	(5)	199
Capital gains distributions	-	21,720	-	4	172

Total realized gain (loss) on investments
and capital gains distributions	964	42,352	2,160	(1)	371
Net unrealized appreciation
(depreciation) of investments	(842)	(15,437)	4,344	(5)	342
Net increase (decrease) in net assets
resulting from operations	$ 320	$ 27,035	$ 6,748	$ 41	$ 701

The accompanying notes are an integral part of these financial statements. 42

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Mutual Shares
	Securities Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Class 2	- Series L	- Series M	- Series N	- Series P

Net investment income (loss)
Income:
Dividends	$ 3	$ 1,779	$ 2,587	$ 2,873	$ 2,171
Total investment income	3	1,779	2,587	2,873	2,171
Expenses:
Mortality and expense risk and
other charges	15	153	508	650	607
Total expenses	15	153	508	650	607
Net investment income (loss)	(12)	1,626	2,079	2,223	1,564

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(2,531)	(3,109)	(2,539)	(1,423)
Capital gains distributions	9	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	7	(2,531)	(3,109)	(2,539)	(1,423)
Net unrealized appreciation
(depreciation) of investments	267	1,041	1,504	1,261	580
Net increase (decrease) in net assets
resulting from operations	$ 262	$ 136	$ 474	$ 945	$ 721

The accompanying notes are an integral part of these financial statements. 43

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET Fund	ING GET Fund
	Fund - Series Q	Fund - Series R	Fund - Series S	- Series T	- Series U

Net investment income (loss)
Income:
Dividends	$ 1,149	$ 809	$ 851	$ 672	$ 554
Total investment income	1,149	809	851	672	554
Expenses:
Mortality and expense risk and
other charges	565	461	547	445	424
Total expenses	565	461	547	445	424
Net investment income (loss)	584	348	304	227	130

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	65	72	(25)	(107)
Capital gains distributions	38	570	318	466	320
Total realized gain (loss) on investments
and capital gains distributions	131	635	390	441	213
Net unrealized appreciation
(depreciation) of investments	228	68	638	285	713
Net increase (decrease) in net assets
resulting from operations	$ 943	$ 1,051	$ 1,332	$ 953	$ 1,056

The accompanying notes are an integral part of these financial statements. 44

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET Fund	Portfolio - Service	Funds Growth	Income	International
	- Series V	Class	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 843	$ -	$ 44	$ 193	$ 252

Total investment income	843	-	44	193	252
Expenses:
Mortality and expense risk and
other charges	725	6	341	341	404
Total expenses	725	6	341	341	404
Net investment income (loss)	118	(6)	(297)	(148)	(152)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(200)	(187)	562	359	3,221
Capital gains distributions	-	131	30	97	73

Total realized gain (loss) on investments
and capital gains distributions	(200)	(56)	592	456	3,294
Net unrealized appreciation
(depreciation) of investments	799	(52)	1,963	3,042	1,369
Net increase (decrease) in net assets
resulting from operations	$ 717	$ (114)	$ 2,258	$ 3,350	$ 4,511

The accompanying notes are an integral part of these financial statements. 45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING BlackRock		ING Evergreen	ING FMRSM
	Large Cap	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Growth	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Service Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	22	4	211	261	13
Total expenses	22	4	211	261	13
Net investment income (loss)	(22)	(4)	(211)	(261)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	16	179	(696)	(15)
Capital gains distributions	114	-	-	2,900	177

Total realized gain (loss) on investments
and capital gains distributions	153	16	179	2,204	162
Net unrealized appreciation
(depreciation) of investments	(45)	35	664	(2,483)	(124)
Net increase (decrease) in net assets
resulting from operations	$ 86	$ 47	$ 632	$ (540)	$ 25

The accompanying notes are an integral part of these financial statements. 46

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Global	ING Global
	Portfolio -	Growth	Income	Real Estate	Resources
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ 35	$ 1

Total investment income	2	-	-	35	1
Expenses:
Mortality and expense risk and
other charges	821	1	20	7	7
Total expenses	821	1	20	7	7
Net investment income (loss)	(819)	(1)	(20)	28	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(200)	(1)	22	19	(59)
Capital gains distributions	62	-	-	14	46

Total realized gain (loss) on investments
and capital gains distributions	(138)	(1)	22	33	(13)
Net unrealized appreciation
(depreciation) of investments	(91)	5	225	209	79
Net increase (decrease) in net assets
resulting from operations	$ (1,048)	$ 3	$ 227	$ 270	$ 60

The accompanying notes are an integral part of these financial statements. 47

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING
	JPMorgan
	Emerging		ING JPMorgan		ING JPMorgan
	Markets	ING JPMorgan	Small Cap Core	ING JPMorgan	Value
	Equity	Emerging	Equity	Small Cap Core Opportunities
	Portfolio -	Markets Equity	Portfolio -	Equity	Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 18	$ 25	$ 7	$ -	$ 312

Total investment income	18	25	7	-	312
Expenses:
Mortality and expense risk and
other charges	39	40	105	3	535
Total expenses	39	40	105	3	535
Net investment income (loss)	(21)	(15)	(98)	(3)	(223)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	94	414	241	13	1,041
Capital gains distributions	32	56	243	13	495
Total realized gain (loss) on investments
and capital gains distributions	126	470	484	26	1,536
Net unrealized appreciation
(depreciation) of investments	722	830	706	5	5,950
Net increase (decrease) in net assets
resulting from operations	$ 827	$ 1,285	$ 1,092	$ 28	$ 7,263

The accompanying notes are an integral part of these financial statements. 48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING
	JPMorgan		ING Legg		ING LifeStyle
	Value	ING Julius	Mason Value	ING Legg	Aggressive
	Opportunities	Baer Foreign	Portfolio -	Mason Value	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 12	$ -	$ -	$ -	$ 1

Total investment income	12	-	-	-	1
Expenses:
Mortality and expense risk and
other charges	46	75	430	5	12
Total expenses	46	75	430	5	12
Net investment income (loss)	(34)	(75)	(430)	(5)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	60	362	535	26	33
Capital gains distributions	38	1	114	2	14
Total realized gain (loss) on investments
and capital gains distributions	98	363	649	28	47
Net unrealized appreciation
(depreciation) of investments	487	1,725	1,214	12	107
Net increase (decrease) in net assets
resulting from operations	$ 551	$ 2,013	$ 1,433	$ 35	$ 143

The accompanying notes are an integral part of these financial statements. 49

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING Lord
		ING LifeStyle		Abbett		ING Lord
	ING LifeStyle	Moderate	ING LifeStyle	Affiliated		Abbett
	Growth	Growth	Moderate	Portfolio -		Affiliated
	Portfolio -	Portfolio -	Portfolio -	Institutional		Portfolio -
	Service Class	Service Class	Service Class	Class		Service Class

Net investment income (loss)
Income:
Dividends	$ 32	$ 88	$ 90	$ -		$ 2

Total investment income	32	88	90		-	2
Expenses:
Mortality and expense risk and
other charges	82	126	113		-	4

Total expenses	82	126	113		-	4

Net investment income (loss)	(50)	(38)	(23)		-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	72	98	81		(6)	(6)
Capital gains distributions	125	165	141		-	18

Total realized gain (loss) on investments
and capital gains distributions	197	263	222		(6)	12
Net unrealized appreciation
(depreciation) of investments	610	862	579		1	46
Net increase (decrease) in net assets
resulting from operations	$ 757	$ 1,087	$ 778	$ (5)		$ 56

The accompanying notes are an integral part of these financial statements. 50

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING Marsico	ING MFS
	ING		ING Marsico	International	Total Return	ING MFS
	MarketPro		Growth	Opportunities	Portfolio -	Total Return
	Portfolio -		Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class		Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -		$ -	$ 3	$ 3,517	$ 48

Total investment income		-	-	3	3,517	48
Expenses:
Mortality and expense risk and
other charges		-	5	145	1,737	18

Total expenses		-	5	145	1,737	18

Net investment income (loss)		-	(5)	(142)	1,780	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	3	729	523	2
Capital gains distributions		-	-	37	6,067	91

Total realized gain (loss) on investments
and capital gains distributions		-	3	766	6,590	93
Net unrealized appreciation
(depreciation) of investments		1	45	1,505	4,996	63
Net increase (decrease) in net assets
resulting from operations	$ 1		$ 43	$ 2,129	$ 13,366	$ 186

The accompanying notes are an integral part of these financial statements. 51

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING
		Oppenheimer	ING
	ING MFS	Main Street	Oppenheimer	ING PIMCO	ING Pioneer
	Utilities	Portfolio® -	Main Street	High Yield	Fund Portfolio -
	Portfolio -	Institutional	Portfolio® -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 34	$ -	$ 223	$ -

Total investment income	1	34	-	223	-
Expenses:
Mortality and expense risk and
other charges	6	33	-	41	348

Total expenses	6	33	-	41	348

Net investment income (loss)	(5)	1	-	182	(348)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	33	81	1	(17)	641
Capital gains distributions	3	-	-	30	-

Total realized gain (loss) on investments
and capital gains distributions	36	81	1	13	641
Net unrealized appreciation
(depreciation) of investments	170	236	6	59	3,545
Net increase (decrease) in net assets
resulting from operations	$ 201	$ 318	$ 7	$ 254	$ 3,838

The accompanying notes are an integral part of these financial statements. 52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Pioneer			ING T. Rowe	ING T. Rowe
	Mid Cap Value		ING Pioneer	Price Capital	Price Equity	ING Templeton
	Portfolio -		Mid Cap Value	Appreciation	Income	Global Growth
	Institutional		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class		Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -		$ -	$ 43	$ 69	$ 1

Total investment income		-	-	43	69	1
Expenses:
Mortality and expense risk and
other charges		-	1	30	47	2

Total expenses		-	1	30	47	2

Net investment income (loss)		-	(1)	13	22	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	(1)	19	126	(6)
Capital gains distributions		-	-	219	214	8

Total realized gain (loss) on investments
and capital gains distributions		-	(1)	238	340	2
Net unrealized appreciation
(depreciation) of investments		-	17	214	530	40

Net increase (decrease) in net assets
resulting from operations	$ -		$ 15	$ 465	$ 892	$ 41

The accompanying notes are an integral part of these financial statements. 53

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING Van		ING VP Index
		Kampen		Plus	ING Wells
	ING UBS U.S.	Growth and	ING Van	International	Fargo Mid Cap
	Allocation	Income	Kampen Real	Equity	Disciplined
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 106	$ 19	$ 1	$ 93	$ -

Total investment income	106	19	1	93	-
Expenses:
Mortality and expense risk and
other charges	100	13	2	84	1
Total expenses	100	13	2	84	1
Net investment income (loss)	6	6	(1)	9	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	160	16	8	(76)	-
Capital gains distributions	-	141	5	207	-

Total realized gain (loss) on investments
and capital gains distributions	160	157	13	131	-
Net unrealized appreciation
(depreciation) of investments	518	33	56	609	12
Net increase (decrease) in net assets
resulting from operations	$ 684	$ 196	$ 68	$ 749	$ 11

The accompanying notes are an integral part of these financial statements. 54

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Wells
	Fargo Small	ING American		ING American
	Cap	Century Large	ING American	Century Small-
	Disciplined	Company Value	Century Select	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio
	Service Class	Service Class	Initial Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 730	$ -	$ -

Total investment income	1	-	730	-	-
Expenses:
Mortality and expense risk and
other charges	1	2	721	13	-

Total expenses	1	2	721	13	-

Net investment income (loss)	-	(2)	9	(13)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	11	571	31	-
Capital gains distributions	7	8	-	4	-

Total realized gain (loss) on investments
and capital gains distributions	13	19	571	35	-
Net unrealized appreciation
(depreciation) of investments	8	10	(2,957)	187	-

Net increase (decrease) in net assets
resulting from operations	$ 21	$ 27	$ (2,377)	$ 209	$ -

The accompanying notes are an integral part of these financial statements. 55

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Baron	ING Columbia		ING	ING Goldman
	Small Cap	Small Cap	ING Davis	Fundamental	Sachs® Capital
	Growth	Value II	Venture Value	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	49	20	13	-	2

Total expenses	49	20	13	-	2

Net investment income (loss)	(49)	(20)	(13)	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	250	45	49	-	43
Capital gains distributions	59	-	92	-	-

Total realized gain (loss) on investments
and capital gains distributions	309	45	141	-	43
Net unrealized appreciation
(depreciation) of investments	492	257	67	2	(16)
Net increase (decrease) in net assets
resulting from operations	$ 752	$ 282	$ 195	$ 2	$ 25

The accompanying notes are an integral part of these financial statements. 56

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING Legg	ING Lord
	ING		Mason Partners	Abbett U.S.	ING Neuberger
	JPMorgan	ING JPMorgan	Aggressive	Government	Berman
	International	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 408	$ -	$ -	$ 517	$ -

Total investment income	408	-	-	517	-
Expenses:
Mortality and expense risk and
other charges	539	22	586	109	454
Total expenses	539	22	586	109	454
Net investment income (loss)	(131)	(22)	(586)	408	(454)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,989	77	2,183	81	(392)
Capital gains distributions	-	18	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	4,989	95	2,183	81	(392)
Net unrealized appreciation
(depreciation) of investments	3,422	288	2,274	(8)	2,399
Net increase (decrease) in net assets
resulting from operations	$ 8,280	$ 361	$ 3,871	$ 481	$ 1,553

The accompanying notes are an integral part of these financial statements. 57

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

					ING
	ING Neuberger ING Neuberger			ING	Oppenheimer
	Berman	Berman	ING OpCap	Oppenheimer	Strategic
	Partners	Regency	Balanced Value	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 12	$ 130	$ 278

Total investment income	-	1	12	130	278
Expenses:
Mortality and expense risk and
other charges	-	1	13	2,340	926

Total expenses	-	1	13	2,340	926

Net investment income (loss)	-	-	(1)	(2,210)	(648)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	4	42	7,901	498
Capital gains distributions	-	1	-	271	-

Total realized gain (loss) on investments
and capital gains distributions	2	5	42	8,172	498
Net unrealized appreciation
(depreciation) of investments	-	29	70	22,931	5,038

Net increase (decrease) in net assets
resulting from operations	$ 2	$ 34	$ 111	$ 28,893	$ 4,888

The accompanying notes are an integral part of these financial statements. 58

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING
	Oppenheimer
	Strategic		ING PIMCO	ING Pioneer
	Income		Total Return	High Yield	ING Solution	ING Solution
	Portfolio -		Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class		Service Class	Initial Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -		$ 101	$ -	$ 1	$ 1

Total investment income		-	101	-	1	1
Expenses:
Mortality and expense risk and
other charges		-	54	-	7	4

Total expenses		-	54	-	7	4

Net investment income (loss)		-	47	-	(6)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	4	-	2	3
Capital gains distributions		-	-	-	1	1

Total realized gain (loss) on investments
and capital gains distributions		-	4	-	3	4
Net unrealized appreciation
(depreciation) of investments		-	133	-	73	61

Net increase (decrease) in net assets
resulting from operations	$ -		$ 184	$ -	$ 70	$ 62

The accompanying notes are an integral part of these financial statements. 59

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING T. Rowe
				Price	ING T. Rowe
			ING Solution	Diversified Mid	Price Growth
	ING Solution	ING Solution	Income	Cap Growth	Equity
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ 146

Total investment income	-	-	1	-	146
Expenses:
Mortality and expense risk and
other charges	3	1	3	1,033	776
Total expenses	3	1	3	1,033	776
Net investment income (loss)	(3)	(1)	(2)	(1,033)	(630)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	3,227	2,614
Capital gains distributions	-	-	-	1,785	98

Total realized gain (loss) on investments
and capital gains distributions	-	-	-	5,012	2,712
Net unrealized appreciation
(depreciation) of investments	38	21	23	1,987	4,582
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 20	$ 21	$ 5,966	$ 6,664

The accompanying notes are an integral part of these financial statements. 60

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.	ING Van
	ING Templeton	ING	Large Cap	Small Cap	Kampen
	Foreign Equity	Thornburg	Equity	Growth	Comstock
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	Service Class	- Initial Class	Initial Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 5	$ 140	$ 306	$ -	$ 21

Total investment income	5	140	306	-	21
Expenses:
Mortality and expense risk and
other charges	1	355	484	-	27

Total expenses	1	355	484	-	27

Net investment income (loss)	4	(215)	(178)	-	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	2,427	1,632	-	42
Capital gains distributions	-	-	-	-	146

Total realized gain (loss) on investments
and capital gains distributions	(3)	2,427	1,632	-	188
Net unrealized appreciation
(depreciation) of investments	35	1,876	3,113	1	251
Net increase (decrease) in net assets
resulting from operations	$ 36	$ 4,088	$ 4,567	$ 1	$ 433

The accompanying notes are an integral part of these financial statements. 61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING VP	ING VP	ING VP
	ING Van	ING Van		Strategic	Strategic	Strategic
	Kampen Equity Kampen Equity			Allocation	Allocation	Allocation
	and Income	and Income		Conservative	Growth	Moderate
	Portfolio -	Portfolio -		Portfolio - Class	Portfolio -	Portfolio -
	Initial Class	Service Class		I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 2,756	$ -		$ 411	$ 202	$ 402

Total investment income	2,756		-	411	202	402
Expenses:
Mortality and expense risk and
other charges	1,776		-	199	183	277

Total expenses	1,776		-	199	183	277

Net investment income (loss)	980		-	212	19	125

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,910		-	323	549	699
Capital gains distributions	4,898		-	502	194	475

Total realized gain (loss) on investments
and capital gains distributions	7,808		-	825	743	1,174
Net unrealized appreciation
(depreciation) of investments	6,558		-	(41)	870	615

Net increase (decrease) in net assets
resulting from operations	$ 15,346	$ -		$ 996	$ 1,632	$ 1,914

The accompanying notes are an integral part of these financial statements. 62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	I	Series 1	Series 2	Series 3	Series 4

Net investment income (loss)
Income:
Dividends	$ 4,316	$ 442	$ 338	$ 871	$ 149
Total investment income	4,316	442	338	871	149
Expenses:
Mortality and expense risk and
other charges	4,102	353	224	631	105
Total expenses	4,102	353	224	631	105
Net investment income (loss)	214	89	114	240	44

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,005)	59	4	126	44
Capital gains distributions	-	339	114	18	97

Total realized gain (loss) on investments
and capital gains distributions	(4,005)	398	118	144	141
Net unrealized appreciation
(depreciation) of investments	49,182	489	241	1,009	113
Net increase (decrease) in net assets
resulting from operations	$ 45,391	$ 976	$ 473	$ 1,393	$ 298

The accompanying notes are an integral part of these financial statements. 63

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Net investment income (loss)
Income:
Dividends	$ 70	$ 1,456	$ 905	$ 543	$ 281
Total investment income	70	1,456	905	543	281
Expenses:
Mortality and expense risk and
other charges	62	988	667	497	366
Total expenses	62	988	667	497	366
Net investment income (loss)	8	468	238	46	(85)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	1,362	976	289	164
Capital gains distributions	146	421	-	116	-

Total realized gain (loss) on investments
and capital gains distributions	205	1,783	976	405	164
Net unrealized appreciation
(depreciation) of investments	93	1,791	1,691	1,957	1,570
Net increase (decrease) in net assets
resulting from operations	$ 306	$ 4,042	$ 2,905	$ 2,408	$ 1,649

The accompanying notes are an integral part of these financial statements. 64

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio
	Series 10	Series 11	Series 12	Series 13	- Series 14

Net investment income (loss)
Income:
Dividends	$ 148	$ 24	$ -	$ -	$ -

Total investment income	148	24	-	-	-
Expenses:
Mortality and expense risk and
other charges	336	361	618	135	-

Total expenses	336	361	618	135	-

Net investment income (loss)	(188)	(337)	(618)	(135)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	126	88	644	26	-
Capital gains distributions	15	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	141	88	644	26	-
Net unrealized appreciation
(depreciation) of investments	1,459	1,320	5,467	68	-

Net increase (decrease) in net assets
resulting from operations	$ 1,412	$ 1,071	$ 5,493	$ (41)	$ -

The accompanying notes are an integral part of these financial statements. 65

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 12	$ 1,707	$ 109	$ 38

Total investment income	-	12	1,707	109	38
Expenses:
Mortality and expense risk and
other charges	112	244	1,865	146	79
Total expenses	112	244	1,865	146	79
Net investment income (loss)	(112)	(232)	(158)	(37)	(41)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	862	621	5,193	1,499	1,075
Capital gains distributions	-	-	-	1,327	497

Total realized gain (loss) on investments
and capital gains distributions	862	621	5,193	2,826	1,572
Net unrealized appreciation
(depreciation) of investments	(191)	(166)	13,770	(1,340)	(393)
Net increase (decrease) in net assets
resulting from operations	$ 559	$ 223	$ 18,805	$ 1,449	$ 1,138

The accompanying notes are an integral part of these financial statements. 66

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP				ING VP
	International	ING VP Small	ING VP Value	ING VP Value	Financial
	Equity	Company	Opportunity	Opportunity	Services
	Portfolio -	Portfolio - Class	Portfolio -	Portfolio -	Portfolio -
	Class I	I	Class I	Class S	Class I

Net investment income (loss)
Income:
Dividends	$ 285	$ 286	$ 173	$ 20	$ 3
Total investment income	285	286	173	20	3
Expenses:
Mortality and expense risk and
other charges	220	884	146	16	2
Total expenses	220	884	146	16	2
Net investment income (loss)	65	(598)	27	4	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,784	5,462	289	18	14
Capital gains distributions	-	10,853	-	-	1

Total realized gain (loss) on investments
and capital gains distributions	1,784	16,315	289	18	15
Net unrealized appreciation
(depreciation) of investments	1,580	(5,581)	1,261	149	19
Net increase (decrease) in net assets
resulting from operations	$ 3,429	$ 10,136	$ 1,577	$ 171	$ 35

The accompanying notes are an integral part of these financial statements. 67

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING VP	ING VP
	ING VP High	ING VP	MidCap	MidCap
	Yield Bond	International	Opportunities	Opportunities	ING VP Real
	Portfolio - Class	Value Portfolio	Portfolio - Class	Portfolio - Class	Estate Portfolio
	I	- Class I	I	S	- Class I

Net investment income (loss)
Income:
Dividends	$ 1,700	$ 117	$ -	$ -	$ 87

Total investment income	1,700	117	-	-	87
Expenses:
Mortality and expense risk and
other charges	308	40	4	126	29
Total expenses	308	40	4	126	29
Net investment income (loss)	1,392	77	(4)	(126)	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(90)	296	54	954	468
Capital gains distributions	-	329	-	-	75

Total realized gain (loss) on investments
and capital gains distributions	(90)	625	54	954	543
Net unrealized appreciation
(depreciation) of investments	573	576	(27)	(280)	479
Net increase (decrease) in net assets
resulting from operations	$ 1,875	$ 1,278	$ 23	$ 548	$ 1,080

The accompanying notes are an integral part of these financial statements. 68

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP	ING VP Money
	Opportunities	Opportunities	Balanced	Intermediate	Market
	Portfolio - Class	Portfolio - Class	Portfolio -	Bond Portfolio	Portfolio -
	I	S	Class I	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 4,074	$ 4,631	$ 6,302

Total investment income	-	-	4,074	4,631	6,302
Expenses:
Mortality and expense risk and
other charges	3	77	2,047	1,456	2,827
Total expenses	3	77	2,047	1,456	2,827
Net investment income (loss)	(3)	(77)	2,027	3,175	3,475

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	554	4,345	39	2,074
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	25	554	4,345	39	2,074
Net unrealized appreciation
(depreciation) of investments	11	101	7,516	47	2,304
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 578	$ 13,888	$ 3,261	$ 7,853

The accompanying notes are an integral part of these financial statements. 69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				Janus Aspen	Janus Aspen
		Janus Aspen	Janus Aspen	Series Large	Series Mid Cap
	ING VP	Series Balanced	Series Flexible	Cap Growth	Growth
	Natural	Portfolio -	Bond Portfolio	Portfolio -	Portfolio -
	Resources	Institutional	- Institutional	Institutional	Institutional
	Trust	Shares	Shares	Shares	Shares

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ -

Total investment income	-	-	1	-	-
Expenses:
Mortality and expense risk and
other charges	56	-	-	-	-

Total expenses	56	-	-	-	-

Net investment income (loss)	(56)	-	1	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,157	-	-	-	-
Capital gains distributions	430	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	1,587	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	(749)	2	-	1	1

Net increase (decrease) in net assets
resulting from operations	$ 782	$ 2	$ 1	$ 1	$ 1

The accompanying notes are an integral part of these financial statements. 70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Janus Aspen
	Series		Lord Abbett
	Worldwide		Series Fund -	Lord Abbett
	Growth		Growth and	Series Fund -		Oppenheimer
	Portfolio -		Income	Mid-Cap Value	MFS®	Aggressive
	Institutional		Portfolio -	Portfolio - Class	Strategic	Growth
	Shares		Class VC	VC	Income Series	Fund/VA

Net investment income (loss)
Income:
Dividends	$ -		$ 94	$ 22	$ 104	$ -

Total investment income		-	94	22	104	-
Expenses:
Mortality and expense risk and
other charges		-	63	46	9	141

Total expenses		-	63	46	9	141

Net investment income (loss)		-	31	(24)	95	(141)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	175	231	(104)	10,590
Capital gains distributions		-	252	346	14	-

Total realized gain (loss) on investments
and capital gains distributions		-	427	577	(90)	10,590
Net unrealized appreciation
(depreciation) of investments		1	694	(21)	8	(8,495)
Net increase (decrease) in net assets
resulting from operations	$ 1		$ 1,152	$ 532	$ 13	$ 1,954

The accompanying notes are an integral part of these financial statements. 71

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

					PIMCO Real
	Oppenheimer		Oppenheimer		Return
	Global	Oppenheimer	Main Street	Oppenheimer	Portfolio -
	Securities	Main Street	Small Cap	Strategic Bond	Administrative
	Fund/VA	Fund®/VA	Fund®/VA	Fund/VA	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 650	$ -	$ -	$ 85

Total investment income	1	650	-	-	85
Expenses:
Mortality and expense risk and
other charges	1	252	4	-	14

Total expenses	1	252	4	-	14

Net investment income (loss)	-	398	(4)	-	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	11,962	(3)	-	(18)
Capital gains distributions	4	-	7	-	64

Total realized gain (loss) on investments
and capital gains distributions	4	11,962	4	-	46
Net unrealized appreciation
(depreciation) of investments	8	(9,009)	23	-	(119)

Net increase (decrease) in net assets
resulting from operations	$ 12	$ 3,351	$ 23	$ -	$ (2)

The accompanying notes are an integral part of these financial statements. 72

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

	Pioneer Equity		Pioneer High	Pioneer Mid
	Income VCT	Pioneer Fund	Yield VCT	Cap Value VCT
	Portfolio -	VCT Portfolio -	Portfolio - Class	Portfolio - Class
	Class I	Class I	I	I	Wanger Select

Net investment income (loss)
Income:
Dividends	$ 125	$ 2	$ 13	$ 39	$ 4
Total investment income	125	2	13	39	4
Expenses:
Mortality and expense risk and
other charges	43	1	2	33	11
Total expenses	43	1	2	33	11
Net investment income (loss)	82	1	11	6	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	221	9	(6)	33	91
Capital gains distributions	71	-	3	967	32

Total realized gain (loss) on investments
and capital gains distributions	292	9	(3)	1,000	123
Net unrealized appreciation
(depreciation) of investments	558	8	10	(585)	125
Net increase (decrease) in net assets
resulting from operations	$ 932	$ 18	$ 18	$ 421	$ 241

The accompanying notes are an integral part of these financial statements. 73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

Wanger U.S.
Smaller
Companies

Net investment income (loss)
Income:
Dividends	$ 2
Total investment income	2
Expenses:
Mortality and expense risk and
other charges	6
Total expenses	6
Net investment income (loss)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22
Capital gains distributions	31
Total realized gain (loss) on investments
and capital gains distributions	53
Net unrealized appreciation
(depreciation) of investments	(5)
Net increase (decrease) in net assets
resulting from operations	$ 44

The accompanying notes are an integral part of these financial statements.

74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	AIM V.I. Capital		AIM V.I.
	Appreciation	AIM V.I. Core	Government	AIM V.I.
	Fund - Series I	Equity Fund -	Securities Fund -	Growth Fund -
	Shares	Series I Shares	Series I Shares	Series I Shares

Net assets at January 1, 2005	$ 15,172	$ 31,830	$ 14,556	$ 16,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(264)	240	(142)
Total realized gain (loss) on investments
and capital gains distributions	1,939	4,004	(66)	1,461
Net unrealized appreciation (depreciation) of investments	(1,468)	(3,448)	(121)	(1,098)

Net increase (decrease) in net assets from operations	341	292	53	221
Changes from principal transactions:
Total unit transactions	(15,065)	(31,229)	(1,932)	(16,747)

Increase (decrease) in assets derived from principal
transactions	(15,065)	(31,229)	(1,932)	(16,747)

Total increase (decrease)	(14,724)	(30,937)	(1,879)	(16,526)

Net assets at December 31, 2005	448	893	12,677	433

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	(51)	(1)
Total realized gain (loss) on investments
and capital gains distributions	32	41	(529)	85
Net unrealized appreciation (depreciation) of investments	-	147	509	(54)

Net increase (decrease) in net assets from operations	26	185	(71)	30
Changes from principal transactions:
Total unit transactions	603	545	(12,606)	(463)

Increase (decrease) in assets derived from principal
transactions	603	545	(12,606)	(463)

Total increase (decrease)	629	730	(12,677)	(433)

Net assets at December 31, 2006	$ 1,077	$ 1,623	$ -	$ -

The accompanying notes are an integral part of these financial statements. 75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	AIM V.I.		American
	Premier Equity	American	Century VP	Calvert Social
	Fund - Series I	Century VP	International	Balanced
	Shares	Balanced Fund	Fund	Portfolio

Net assets at January 1, 2005	$ 36,351	$ 1,096	$ 1,196	$ 2,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	5	(3)	12
Total realized gain (loss) on investments
and capital gains distributions	200	35	21	39
Net unrealized appreciation (depreciation) of investments	298	(9)	104	43

Net increase (decrease) in net assets from operations	199	31	122	94
Changes from principal transactions:
Total unit transactions	(36,028)	(240)	(150)	(133)

Increase (decrease) in assets derived from principal
transactions	(36,028)	(240)	(150)	(133)

Total increase (decrease)	(35,829)	(209)	(28)	(39)

Net assets at December 31, 2005	522	887	1,168	2,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	10	14	19
Total realized gain (loss) on investments
and capital gains distributions	57	139	395	95
Net unrealized appreciation (depreciation) of investments	(34)	(131)	(250)	26

Net increase (decrease) in net assets from operations	27	18	159	140
Changes from principal transactions:
Total unit transactions	(549)	(905)	(1,327)	(229)

Increase (decrease) in assets derived from principal
transactions	(549)	(905)	(1,327)	(229)

Total increase (decrease)	(522)	(887)	(1,168)	(89)

Net assets at December 31, 2006	$ -	$ -	$ -	$ 2,101

The accompanying notes are an integral part of these financial statements. 76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Federated Fund
	Federated	Federated		for U.S.
	American	Capital Income Federated Equity		Government
	Leaders Fund II	Fund II	Income Fund II	Securities II

Net assets at January 1, 2005	$ 42,192	$ 5,170	$ 9,093	$ 6,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	186	71	163
Total realized gain (loss) on investments
and capital gains distributions	354	(783)	(223)	12
Net unrealized appreciation (depreciation) of investments	600	789	259	(145)

Net increase (decrease) in net assets from operations	1,041	192	107	30
Changes from principal transactions:
Total unit transactions	(14,262)	(1,995)	(2,492)	(2,350)

Increase (decrease) in assets derived from principal
transactions	(14,262)	(1,995)	(2,492)	(2,350)

Total increase (decrease)	(13,221)	(1,803)	(2,385)	(2,320)

Net assets at December 31, 2005	28,971	3,367	6,708	4,124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	147	57	117
Total realized gain (loss) on investments
and capital gains distributions	3,560	(60)	(294)	(132)
Net unrealized appreciation (depreciation) of investments	(109)	318	1,444	67

Net increase (decrease) in net assets from operations	3,498	405	1,207	52
Changes from principal transactions:
Total unit transactions	(7,686)	(733)	(1,719)	(1,791)

Increase (decrease) in assets derived from principal
transactions	(7,686)	(733)	(1,719)	(1,791)

Total increase (decrease)	(4,188)	(328)	(512)	(1,739)

Net assets at December 31, 2006	$ 24,783	$ 3,039	$ 6,196	$ 2,385

The accompanying notes are an integral part of these financial statements. 77

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			Federated Mid
	Federated High	Federated	Cap Growth
	Income Bond	International	Strategies Fund	Federated Prime
	Fund II	Equity Fund II	II	Money Fund II

Net assets at January 1, 2005	$ 11,845	$ 5,865	$ 10,473	$ 3,326

Increase (decrease) in net assets
Operations:
Net investment income (loss)	752	(68)	(131)	32
Total realized gain (loss) on investments
and capital gains distributions	273	(2,291)	(1,600)	-
Net unrealized appreciation (depreciation) of investments	(942)	2,639	2,668	-

Net increase (decrease) in net assets from operations	83	280	937	32
Changes from principal transactions:
Total unit transactions	(4,491)	(1,827)	(2,892)	(858)

Increase (decrease) in assets derived from principal
transactions	(4,491)	(1,827)	(2,892)	(858)

Total increase (decrease)	(4,408)	(1,547)	(1,955)	(826)

Net assets at December 31, 2005	7,437	4,318	8,518	2,500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	506	(49)	(105)	68
Total realized gain (loss) on investments
and capital gains distributions	66	(632)	(793)	-
Net unrealized appreciation (depreciation) of investments	23	1,325	1,366	-

Net increase (decrease) in net assets from operations	595	644	468	68
Changes from principal transactions:
Total unit transactions	(1,509)	(1,117)	(2,553)	(466)

Increase (decrease) in assets derived from principal
transactions	(1,509)	(1,117)	(2,553)	(466)

Total increase (decrease)	(914)	(473)	(2,085)	(398)

Net assets at December 31, 2006	$ 6,523	$ 3,845	$ 6,433	$ 2,102

The accompanying notes are an integral part of these financial statements. 78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Equity-Income	Fidelity® VIP	High Income	Overseas
	Portfolio - Initial	Growth Portfolio	Portfolio - Initial	Portfolio - Initial
	Class	- Initial Class	Class	Class

Net assets at January 1, 2005	$ 218,459	$ 109,798	$ 47,964	$ 15,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	904	(692)	5,872	(71)
Total realized gain (loss) on investments
and capital gains distributions	10,794	(492)	1,573	1,073
Net unrealized appreciation (depreciation) of investments	(3,347)	4,763	(7,010)	1,281

Net increase (decrease) in net assets from operations	8,351	3,579	435	2,283
Changes from principal transactions:
Total unit transactions	(35,010)	(23,336)	(8,618)	(2,893)

Increase (decrease) in assets derived from principal
transactions	(35,010)	(23,336)	(8,618)	(2,893)

Total increase (decrease)	(26,659)	(19,757)	(8,183)	(610)

Net assets at December 31, 2005	191,800	90,041	39,781	15,059

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,844	(112)	(119)	32
Total realized gain (loss) on investments
and capital gains distributions	27,899	9,458	(990)	3,786
Net unrealized appreciation (depreciation) of investments	133	(5,400)	2,187	(1,661)

Net increase (decrease) in net assets from operations	31,876	3,946	1,078	2,157
Changes from principal transactions:
Total unit transactions	(35,930)	(79,773)	(40,636)	(8,693)

Increase (decrease) in assets derived from principal
transactions	(35,930)	(79,773)	(40,636)	(8,693)

Total increase (decrease)	(4,054)	(75,827)	(39,558)	(6,536)

Net assets at December 31, 2006	$ 187,746	$ 14,214	$ 223	$ 8,523

The accompanying notes are an integral part of these financial statements. 79

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Asset ManagerSM	Contrafund®	Index 500	Grade Bond
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial
	Class	Class	Class	Class

Net assets at January 1, 2005	$ 11,587	$ 243,399	$ 70,298	$ 1,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	(2,434)	329	45
Total realized gain (loss) on investments
and capital gains distributions	168	6,136	1,251	44
Net unrealized appreciation (depreciation) of investments	(107)	34,607	216	(74)

Net increase (decrease) in net assets from operations	213	38,309	1,796	15
Changes from principal transactions:
Total unit transactions	(2,682)	4,488	(15,649)	(214)

Increase (decrease) in assets derived from principal
transactions	(2,682)	4,488	(15,649)	(214)

Total increase (decrease)	(2,469)	42,797	(13,853)	(199)

Net assets at December 31, 2005	9,118	286,196	56,445	1,759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	198	120	244	47
Total realized gain (loss) on investments
and capital gains distributions	964	42,352	2,160	(1)
Net unrealized appreciation (depreciation) of investments	(842)	(15,437)	4,344	(5)

Net increase (decrease) in net assets from operations	320	27,035	6,748	41
Changes from principal transactions:
Total unit transactions	(9,438)	(45,788)	(13,550)	(590)

Increase (decrease) in assets derived from principal
transactions	(9,438)	(45,788)	(13,550)	(590)

Total increase (decrease)	(9,118)	(18,753)	(6,802)	(549)

Net assets at December 31, 2006	$ -	$ 267,443	$ 49,643	$ 1,210

The accompanying notes are an integral part of these financial statements. 80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

Franklin Small
	Cap Value	Mutual Shares
	Securities Fund -	Securities Fund -	ING GET Fund -	ING GET Fund -
	Class 2	Class 2	Series L	Series M

Net assets at January 1, 2005	$ 4,384	$ -	$ 51,909	$ 76,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	-	834	1,817
Total realized gain (loss) on investments
and capital gains distributions	241	-	(252)	(302)
Net unrealized appreciation (depreciation) of investments	18	-	(424)	(1,385)

Net increase (decrease) in net assets from operations	249	-	158	130
Changes from principal transactions:
Total unit transactions	(172)	-	(12,006)	(16,275)

Increase (decrease) in assets derived from principal
transactions	(172)	-	(12,006)	(16,275)

Total increase (decrease)	77	-	(11,848)	(16,145)

Net assets at December 31, 2005	4,461	-	40,061	60,670

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(12)	1,626	2,079
Total realized gain (loss) on investments
and capital gains distributions	371	7	(2,531)	(3,109)
Net unrealized appreciation (depreciation) of investments	342	267	1,041	1,504
Net increase (decrease) in net assets from operations	701	262	136	474
Changes from principal transactions:
Total unit transactions	(193)	3,492	(40,197)	(61,144)

Increase (decrease) in assets derived from principal
transactions	(193)	3,492	(40,197)	(61,144)

Total increase (decrease)	508	3,754	(40,061)	(60,670)

Net assets at December 31, 2006	$ 4,969	$ 3,754	$ -	$ -

The accompanying notes are an integral part of these financial statements. 81

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET Fund -	ING GET Fund -	ING GET Fund -	ING GET Fund -
	Series N	Series P	Series Q	Series R

Net assets at January 1, 2005	$ 63,310	$ 47,889	$ 37,872	$ 33,352

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,027	743	682	430
Total realized gain (loss) on investments
and capital gains distributions	(389)	(112)	140	965
Net unrealized appreciation (depreciation) of investments	(650)	(968)	(990)	(1,525)

Net increase (decrease) in net assets from operations	(12)	(337)	(168)	(130)
Changes from principal transactions:
Total unit transactions	(13,579)	(11,709)	(5,756)	(7,643)

Increase (decrease) in assets derived from principal
transactions	(13,579)	(11,709)	(5,756)	(7,643)

Total increase (decrease)	(13,591)	(12,046)	(5,924)	(7,773)

Net assets at December 31, 2005	49,719	35,843	31,948	25,579

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,223	1,564	584	348
Total realized gain (loss) on investments
and capital gains distributions	(2,539)	(1,423)	131	635
Net unrealized appreciation (depreciation) of investments	1,261	580	228	68
Net increase (decrease) in net assets from operations	945	721	943	1,051
Changes from principal transactions:
Total unit transactions	(50,664)	(36,564)	(7,152)	(4,829)

Increase (decrease) in assets derived from principal
transactions	(50,664)	(36,564)	(7,152)	(4,829)

Total increase (decrease)	(49,719)	(35,843)	(6,206)	(3,778)

Net assets at December 31, 2006	$ -	$ -	$ 25,742	$ 21,801

The accompanying notes are an integral part of these financial statements. 82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET Fund -	ING GET Fund -	ING GET Fund -	ING GET Fund -
	Series S	Series T	Series U	Series V

Net assets at January 1, 2005	$ 36,434	$ 28,261	$ 27,273	$ 55,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	189	167	54	(36)
Total realized gain (loss) on investments
and capital gains distributions	1,074	933	1,332	(158)
Net unrealized appreciation (depreciation) of investments	(1,331)	(1,242)	(1,570)	(445)

Net increase (decrease) in net assets from operations	(68)	(142)	(184)	(639)
Changes from principal transactions:
Total unit transactions	(4,990)	(4,057)	(3,581)	(10,791)

Increase (decrease) in assets derived from principal
transactions	(4,990)	(4,057)	(3,581)	(10,791)

Total increase (decrease)	(5,058)	(4,199)	(3,765)	(11,430)

Net assets at December 31, 2005	31,376	24,062	23,508	44,051

Increase (decrease) in net assets
Operations:
Net investment income (loss)	304	227	130	118
Total realized gain (loss) on investments
and capital gains distributions	390	441	213	(200)
Net unrealized appreciation (depreciation) of investments	638	285	713	799
Net increase (decrease) in net assets from operations	1,332	953	1,056	717
Changes from principal transactions:
Total unit transactions	(8,321)	(4,281)	(4,927)	(14,052)

Increase (decrease) in assets derived from principal
transactions	(8,321)	(4,281)	(4,927)	(14,052)

Total increase (decrease)	(6,989)	(3,328)	(3,871)	(13,335)

Net assets at December 31, 2006	$ 24,387	$ 20,734	$ 19,637	$ 30,716

The accompanying notes are an integral part of these financial statements. 83

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

ING
	AllianceBernstein			ING American
	Mid Cap Growth	ING American	ING American	Funds
	Portfolio - Service	Funds Growth	Funds Growth-	International
	Class	Portfolio	Income Portfolio	Portfolio

Net assets at January 1, 2005	$ -	$ 1,774	$ 2,347	$ 9,074

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(147)	(122)	(127)
Total realized gain (loss) on investments
and capital gains distributions	1	35	21	266
Net unrealized appreciation (depreciation) of investments	(4)	2,206	1,081	3,874
Net increase (decrease) in net assets from operations	(3)	2,094	980	4,013
Changes from principal transactions:
Total unit transactions	204	16,567	18,823	14,662
Increase (decrease) in assets derived from principal
transactions	204	16,567	18,823	14,662
Total increase (decrease)	201	18,661	19,803	18,675
Net assets at December 31, 2005	201	20,435	22,150	27,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(297)	(148)	(152)
Total realized gain (loss) on investments
and capital gains distributions	(56)	592	456	3,294
Net unrealized appreciation (depreciation) of investments	(52)	1,963	3,042	1,369
Net increase (decrease) in net assets from operations	(114)	2,258	3,350	4,511
Changes from principal transactions:
Total unit transactions	490	9,276	5,244	(1,282)

Increase (decrease) in assets derived from principal
transactions	490	9,276	5,244	(1,282)

Total increase (decrease)	376	11,534	8,594	3,229
Net assets at December 31, 2006	$ 577	$ 31,969	$ 30,744	$ 30,978

The accompanying notes are an integral part of these financial statements. 84

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING FMRSM
	ING BlackRock	ING Evergreen	ING Evergreen	Diversified Mid
	Large Cap	Health Sciences	Omega Portfolio	Cap Portfolio -
	Growth Portfolio	Portfolio -	- Institutional	Institutional
	- Service Class	Service Class	Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(1)	(59)	-
Total realized gain (loss) on investments
and capital gains distributions	-	19	16	-
Net unrealized appreciation (depreciation) of investments	110	1	487	-

Net increase (decrease) in net assets from operations	104	19	444	-
Changes from principal transactions:
Total unit transactions	1,596	486	17,010	-

Increase (decrease) in assets derived from principal
transactions	1,596	486	17,010	-

Total increase (decrease)	1,700	505	17,454	-

Net assets at December 31, 2005	1,700	505	17,454	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(4)	(211)	(261)
Total realized gain (loss) on investments
and capital gains distributions	153	16	179	2,204
Net unrealized appreciation (depreciation) of investments	(45)	35	664	(2,483)

Net increase (decrease) in net assets from operations	86	47	632	(540)
Changes from principal transactions:
Total unit transactions	(160)	10	(3,687)	29,483

Increase (decrease) in assets derived from principal
transactions	(160)	10	(3,687)	29,483

Total increase (decrease)	(74)	57	(3,055)	28,943

Net assets at December 31, 2006	$ 1,626	$ 562	$ 14,399	$ 28,943

The accompanying notes are an integral part of these financial statements. 85

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING FMRSM
	ING FMRSM	Large Cap	ING FMRSM Mid
	Diversified Mid	Growth Portfolio	Cap Growth	ING Franklin
	Cap Portfolio -	- Institutional	Portfolio -	Income Portfolio
	Service Class	Class	Service Class	- Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(47)	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	74	-	-
Net unrealized appreciation (depreciation) of investments	22	607	-	-

Net increase (decrease) in net assets from operations	25	634	-	-
Changes from principal transactions:
Total unit transactions	331	24,440	-	-

Increase (decrease) in assets derived from principal
transactions	331	24,440	-	-

Total increase (decrease)	356	25,074	-	-

Net assets at December 31, 2005	356	25,074	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(819)	(1)	(20)
Total realized gain (loss) on investments
and capital gains distributions	162	(138)	(1)	22
Net unrealized appreciation (depreciation) of investments	(124)	(91)	5	225

Net increase (decrease) in net assets from operations	25	(1,048)	3	227
Changes from principal transactions:
Total unit transactions	1,263	54,190	106	4,089
Increase (decrease) in assets derived from principal
transactions	1,263	54,190	106	4,089
Total increase (decrease)	1,288	53,142	109	4,316
Net assets at December 31, 2006	$ 1,644	$ 78,216	$ 109	$ 4,316

The accompanying notes are an integral part of these financial statements. 86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING JPMorgan
			Emerging	ING JPMorgan
		ING Global	Markets Equity	Emerging
	ING Global Real	Resources	Portfolio -	Markets Equity
	Estate Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(5)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	48
Net unrealized appreciation (depreciation) of investments	-	-	26	207

Net increase (decrease) in net assets from operations	-	-	25	250
Changes from principal transactions:
Total unit transactions	-	-	1,185	2,370

Increase (decrease) in assets derived from principal
transactions	-	-	1,185	2,370

Total increase (decrease)	-	-	1,210	2,620

Net assets at December 31, 2005	-	-	1,210	2,620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(6)	(21)	(15)
Total realized gain (loss) on investments
and capital gains distributions	33	(13)	126	470
Net unrealized appreciation (depreciation) of investments	209	79	722	830
Net increase (decrease) in net assets from operations	270	60	827	1,285
Changes from principal transactions:
Total unit transactions	1,747	1,550	2,450	2,420
Increase (decrease) in assets derived from principal
transactions	1,747	1,550	2,450	2,420
Total increase (decrease)	2,017	1,610	3,277	3,705
Net assets at December 31, 2006	$ 2,017	$ 1,610	$ 4,487	$ 6,325

The accompanying notes are an integral part of these financial statements. 87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING JPMorgan
	ING JPMorgan		Value	ING JPMorgan
	Small Cap Core	ING JPMorgan	Opportunities	Value
	Equity Portfolio	Small Cap Core	Portfolio -	Opportunities
	- Institutional	Equity Portfolio	Institutional	Portfolio -
	Class	- Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	-	(176)	(13)
Total realized gain (loss) on investments
and capital gains distributions	387	-	38	-
Net unrealized appreciation (depreciation) of investments	(14)	1	1,087	73

Net increase (decrease) in net assets from operations	328	1	949	60
Changes from principal transactions:
Total unit transactions	8,843	15	44,108	3,137
Increase (decrease) in assets derived from principal
transactions	8,843	15	44,108	3,137
Total increase (decrease)	9,171	16	45,057	3,197
Net assets at December 31, 2005	9,171	16	45,057	3,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	(3)	(223)	(34)
Total realized gain (loss) on investments
and capital gains distributions	484	26	1,536	98
Net unrealized appreciation (depreciation) of investments	706	5	5,950	487
Net increase (decrease) in net assets from operations	1,092	28	7,263	551
Changes from principal transactions:
Total unit transactions	(3,362)	314	(11,007)	(205)

Increase (decrease) in assets derived from principal
transactions	(3,362)	314	(11,007)	(205)

Total increase (decrease)	(2,270)	342	(3,744)	346

Net assets at December 31, 2006	$ 6,901	$ 358	$ 41,313	$ 3,543

The accompanying notes are an integral part of these financial statements. 88

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Legg Mason		ING LifeStyle
	ING Julius Baer	Value Portfolio -	ING Legg Mason	Aggressive
	Foreign Portfolio	Institutional	Value Portfolio -	Growth Portfolio
	- Service Class	Class	Service Class	- Service Class

Net assets at January 1, 2005	$ 242	$ 882	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(160)	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	193	86	-	4
Net unrealized appreciation (depreciation) of investments	40	2,809	27	7
Net increase (decrease) in net assets from operations	225	2,735	26	10
Changes from principal transactions:
Total unit transactions	1,724	34,188	705	522
Increase (decrease) in assets derived from principal
transactions	1,724	34,188	705	522
Total increase (decrease)	1,949	36,923	731	532
Net assets at December 31, 2005	2,191	37,805	731	532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	(430)	(5)	(11)
Total realized gain (loss) on investments
and capital gains distributions	363	649	28	47
Net unrealized appreciation (depreciation) of investments	1,725	1,214	12	107
Net increase (decrease) in net assets from operations	2,013	1,433	35	143
Changes from principal transactions:
Total unit transactions	9,677	(7,242)	(195)	564

Increase (decrease) in assets derived from principal
transactions	9,677	(7,242)	(195)	564

Total increase (decrease)	11,690	(5,809)	(160)	707

Net assets at December 31, 2006	$ 13,881	$ 31,996	$ 571	$ 1,239

The accompanying notes are an integral part of these financial statements. 89

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING Lord Abbett
		ING LifeStyle	ING LifeStyle	Affiliated
	ING LifeStyle	Moderate	Moderate	Portfolio -
	Growth Portfolio	Growth Portfolio	Portfolio -	Institutional
	- Service Class	- Service Class	Service Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(6)	(10)	-
Total realized gain (loss) on investments
and capital gains distributions	4	2	3	-
Net unrealized appreciation (depreciation) of investments	55	72	78	-

Net increase (decrease) in net assets from operations	53	68	71	-
Changes from principal transactions:
Total unit transactions	2,249	3,369	3,861	-

Increase (decrease) in assets derived from principal
transactions	2,249	3,369	3,861	-

Total increase (decrease)	2,302	3,437	3,932	-

Net assets at December 31, 2005	2,302	3,437	3,932	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(38)	(23)	-
Total realized gain (loss) on investments
and capital gains distributions	197	263	222	(6)
Net unrealized appreciation (depreciation) of investments	610	862	579	1
Net increase (decrease) in net assets from operations	757	1,087	778	(5)
Changes from principal transactions:
Total unit transactions	5,726	9,291	5,707	50
Increase (decrease) in assets derived from principal
transactions	5,726	9,291	5,707	50
Total increase (decrease)	6,483	10,378	6,485	45
Net assets at December 31, 2006	$ 8,785	$ 13,815	$ 10,417	$ 45

The accompanying notes are an integral part of these financial statements. 90

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING Marsico
	ING Lord			International
	Abbett Affiliated	ING MarketPro	ING Marsico	Opportunities
	Portfolio -	Portfolio -	Growth Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(17)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(3)	129
Net unrealized appreciation (depreciation) of investments	-	-	4	703

Net increase (decrease) in net assets from operations	-	-	-	815
Changes from principal transactions:
Total unit transactions	-	-	210	7,595

Increase (decrease) in assets derived from principal
transactions	-	-	210	7,595

Total increase (decrease)	-	-	210	8,410

Net assets at December 31, 2005	-	-	210	8,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(5)	(142)
Total realized gain (loss) on investments
and capital gains distributions	12	-	3	766
Net unrealized appreciation (depreciation) of investments	46	1	45	1,505
Net increase (decrease) in net assets from operations	56	1	43	2,129
Changes from principal transactions:
Total unit transactions	1,015	19	665	3,079
Increase (decrease) in assets derived from principal
transactions	1,015	19	665	3,079
Total increase (decrease)	1,071	20	708	5,208
Net assets at December 31, 2006	$ 1,071	$ 20	$ 918	$ 13,618

The accompanying notes are an integral part of these financial statements. 91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING
				Oppenheimer
	ING MFS Total			Main Street
	Return Portfolio	ING MFS Total	ING MFS	Portfolio® -
	- Institutional	Return Portfolio	Utilities Portfolio	Institutional
	Class	- Service Class	- Service Class	Class

Net assets at January 1, 2005	$ -	$ 1,922	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(407)	34	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(29)	116	27	17
Net unrealized appreciation (depreciation) of investments	1,815	(101)	(5)	47

Net increase (decrease) in net assets from operations	1,379	49	24	63
Changes from principal transactions:
Total unit transactions	143,703	403	445	1,526
Increase (decrease) in assets derived from principal
transactions	143,703	403	445	1,526
Total increase (decrease)	145,082	452	469	1,589
Net assets at December 31, 2005	145,082	2,374	469	1,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,780	30	(5)	1
Total realized gain (loss) on investments
and capital gains distributions	6,590	93	36	81
Net unrealized appreciation (depreciation) of investments	4,996	63	170	236
Net increase (decrease) in net assets from operations	13,366	186	201	318
Changes from principal transactions:
Total unit transactions	(34,843)	(902)	531	1,185

Increase (decrease) in assets derived from principal
transactions	(34,843)	(902)	531	1,185

Total increase (decrease)	(21,477)	(716)	732	1,503

Net assets at December 31, 2006	$ 123,605	$ 1,658	$ 1,201	$ 3,092

The accompanying notes are an integral part of these financial statements. 92

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING			ING Pioneer
	Oppenheimer	ING PIMCO	ING Pioneer	Mid Cap Value
	Main Street	High Yield	Fund Portfolio -	Portfolio -
	Portfolio® -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	54	26	-
Total realized gain (loss) on investments
and capital gains distributions	-	(3)	15	-
Net unrealized appreciation (depreciation) of investments	1	(21)	784	-

Net increase (decrease) in net assets from operations	1	30	825	-
Changes from principal transactions:
Total unit transactions	26	2,957	26,430	-

Increase (decrease) in assets derived from principal
transactions	26	2,957	26,430	-

Total increase (decrease)	27	2,987	27,255	-

Net assets at December 31, 2005	27	2,987	27,255	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	182	(348)	-
Total realized gain (loss) on investments
and capital gains distributions	1	13	641	-
Net unrealized appreciation (depreciation) of investments	6	59	3,545	-

Net increase (decrease) in net assets from operations	7	254	3,838	-
Changes from principal transactions:
Total unit transactions	134	677	(4,777)	36
Increase (decrease) in assets derived from principal
transactions	134	677	(4,777)	36

Total increase (decrease)	141	931	(939)	36
Net assets at December 31, 2006	$ 168	$ 3,918	$ 26,316	$ 36

The accompanying notes are an integral part of these financial statements. 93

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Equity	ING Templeton
	Mid Cap Value	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ 2,335	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	18	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	293	-
Net unrealized appreciation (depreciation) of investments	-	22	(133)	-

Net increase (decrease) in net assets from operations	-	22	178	-
Changes from principal transactions:
Total unit transactions	-	856	2,262	-

Increase (decrease) in assets derived from principal
transactions	-	856	2,262	-

Total increase (decrease)	-	878	2,440	-

Net assets at December 31, 2005	-	878	4,775	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	13	22	(1)
Total realized gain (loss) on investments
and capital gains distributions	(1)	238	340	2
Net unrealized appreciation (depreciation) of investments	17	214	530	40
Net increase (decrease) in net assets from operations	15	465	892	41
Changes from principal transactions:
Total unit transactions	329	4,461	683	651
Increase (decrease) in assets derived from principal
transactions	329	4,461	683	651
Total increase (decrease)	344	4,926	1,575	692
Net assets at December 31, 2006	$ 344	$ 5,804	$ 6,350	$ 692

The accompanying notes are an integral part of these financial statements. 94

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Van		ING VP Index
		Kampen		Plus
	ING UBS U.S.	Growth and	ING Van	International
	Allocation	Income	Kampen Real	Equity
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	9	1	-	-
Net unrealized appreciation (depreciation) of investments	258	27	-	-

Net increase (decrease) in net assets from operations	238	26	-	-
Changes from principal transactions:
Total unit transactions	7,425	1,315	-	-

Increase (decrease) in assets derived from principal
transactions	7,425	1,315	-	-

Total increase (decrease)	7,663	1,341	-	-

Net assets at December 31, 2005	7,663	1,341	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	6	(1)	9
Total realized gain (loss) on investments
and capital gains distributions	160	157	13	131
Net unrealized appreciation (depreciation) of investments	518	33	56	609
Net increase (decrease) in net assets from operations	684	196	68	749
Changes from principal transactions:
Total unit transactions	(1,188)	(61)	1,011	8,927
Increase (decrease) in assets derived from principal
transactions	(1,188)	(61)	1,011	8,927
Total increase (decrease)	(504)	135	1,079	9,676
Net assets at December 31, 2006	$ 7,159	$ 1,476	$ 1,079	$ 9,676

The accompanying notes are an integral part of these financial statements. 95

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Wells
	ING Wells	Fargo Small	ING American
	Fargo Mid Cap	Cap	Century Large	ING American
	Disciplined	Disciplined	Company Value Century Select
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ 387	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(611)
Total realized gain (loss) on investments
and capital gains distributions	-	-	8	513
Net unrealized appreciation (depreciation) of investments	-	-	(13)	5,762

Net increase (decrease) in net assets from operations	-	-	(5)	5,664
Changes from principal transactions:
Total unit transactions	-	-	(252)	63,459

Increase (decrease) in assets derived from principal
transactions	-	-	(252)	63,459

Total increase (decrease)	-	-	(257)	69,123

Net assets at December 31, 2005	-	-	130	69,123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(2)	9
Total realized gain (loss) on investments
and capital gains distributions	-	13	19	571
Net unrealized appreciation (depreciation) of investments	12	8	10	(2,957)
Net increase (decrease) in net assets from operations	11	21	27	(2,377)
Changes from principal transactions:
Total unit transactions	214	353	30	(16,180)
Increase (decrease) in assets derived from principal
transactions	214	353	30	(16,180)
Total increase (decrease)	225	374	57	(18,557)
Net assets at December 31, 2006	$ 225	$ 374	$ 187	$ 50,566

The accompanying notes are an integral part of these financial statements. 96

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING American		ING Baron	ING Columbia
	Century Small-		Small Cap	Small Cap
	Mid Cap Value	ING Baron	Growth	Value II
	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 1,034	$ -	$ 2,941	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	-	(36)	-
Total realized gain (loss) on investments
and capital gains distributions	241	-	435	-
Net unrealized appreciation (depreciation) of investments	(130)	-	(155)	-

Net increase (decrease) in net assets from operations	102	-	244	-
Changes from principal transactions:
Total unit transactions	375	-	698	-

Increase (decrease) in assets derived from principal
transactions	375	-	698	-

Total increase (decrease)	477	-	942	-

Net assets at December 31, 2005	1,511	-	3,883	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	-	(49)	(20)
Total realized gain (loss) on investments
and capital gains distributions	35	-	309	45
Net unrealized appreciation (depreciation) of investments	187	-	492	257

Net increase (decrease) in net assets from operations	209	-	752	282
Changes from principal transactions:
Total unit transactions	(70)	7	2,426	3,012
Increase (decrease) in assets derived from principal
transactions	(70)	7	2,426	3,012
Total increase (decrease)	139	7	3,178	3,294
Net assets at December 31, 2006	$ 1,650	$ 7	$ 7,061	$ 3,294

The accompanying notes are an integral part of these financial statements. 97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING	ING Goldman
	ING Davis	Fundamental	Sachs® Capital	ING JPMorgan
	Venture Value	Research	Growth	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ 1,483	$ 79	$ 315	$ 44,030

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	-	(2)	(185)
Total realized gain (loss) on investments
and capital gains distributions	56	6	4	2,934
Net unrealized appreciation (depreciation) of investments	(32)	(4)	3	945

Net increase (decrease) in net assets from operations	14	2	5	3,694
Changes from principal transactions:
Total unit transactions	(515)	(62)	59	(3,918)

Increase (decrease) in assets derived from principal
transactions	(515)	(62)	59	(3,918)

Total increase (decrease)	(501)	(60)	64	(224)

Net assets at December 31, 2005	982	19	379	43,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	-	(2)	(131)
Total realized gain (loss) on investments
and capital gains distributions	141	-	43	4,989
Net unrealized appreciation (depreciation) of investments	67	2	(16)	3,422

Net increase (decrease) in net assets from operations	195	2	25	8,280
Changes from principal transactions:
Total unit transactions	906	3	(122)	(6,725)

Increase (decrease) in assets derived from principal
transactions	906	3	(122)	(6,725)

Total increase (decrease)	1,101	5	(97)	1,555

Net assets at December 31, 2006	$ 2,083	$ 24	$ 282	$ 45,361

The accompanying notes are an integral part of these financial statements. 98

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Legg	ING Lord
		Mason Partners	Abbett U.S.	ING Neuberger
	ING JPMorgan	Aggressive	Government	Berman
	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ 2,215	$ 53,255	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(625)	-	-
Total realized gain (loss) on investments
and capital gains distributions	365	780	-	-
Net unrealized appreciation (depreciation) of investments	(253)	4,222	-	-

Net increase (decrease) in net assets from operations	102	4,377	-	-
Changes from principal transactions:
Total unit transactions	(216)	(9,275)	-	-

Increase (decrease) in assets derived from principal
transactions	(216)	(9,275)	-	-

Total increase (decrease)	(114)	(4,898)	-	-

Net assets at December 31, 2005	2,101	48,357	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(586)	408	(454)
Total realized gain (loss) on investments
and capital gains distributions	95	2,183	81	(392)
Net unrealized appreciation (depreciation) of investments	288	2,274	(8)	2,399

Net increase (decrease) in net assets from operations	361	3,871	481	1,553
Changes from principal transactions:
Total unit transactions	304	(9,719)	11,068	47,700

Increase (decrease) in assets derived from principal
transactions	304	(9,719)	11,068	47,700

Total increase (decrease)	665	(5,848)	11,549	49,253

Net assets at December 31, 2006	$ 2,766	$ 42,509	$ 11,549	$ 49,253

The accompanying notes are an integral part of these financial statements. 99

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING
	ING Neuberger	Neuberger		ING
	Berman	Berman	ING OpCap	Oppenheimer
	Partners	Regency	Balanced Value	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ 2,126	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(11)	32
Total realized gain (loss) on investments
and capital gains distributions	-	-	100	5,423
Net unrealized appreciation (depreciation) of investments	-	-	(75)	27,620

Net increase (decrease) in net assets from operations	-	-	14	33,075
Changes from principal transactions:
Total unit transactions	-	-	(696)	160,487

Increase (decrease) in assets derived from principal
transactions	-	-	(696)	160,487

Total increase (decrease)	-	-	(682)	193,562

Net assets at December 31, 2005	-	-	1,444	193,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(2,210)
Total realized gain (loss) on investments
and capital gains distributions	2	5	42	8,172
Net unrealized appreciation (depreciation) of investments	-	29	70	22,931

Net increase (decrease) in net assets from operations	2	34	111	28,893
Changes from principal transactions:
Total unit transactions	(2)	336	(369)	(32,175)
Increase (decrease) in assets derived from principal
transactions	(2)	336	(369)	(32,175)
Total increase (decrease)	-	370	(258)	(3,282)

Net assets at December 31, 2006	$ -	$ 370	$ 1,186	$ 190,280

The accompanying notes are an integral part of these financial statements. 100

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Strategic	Strategic		ING PIMCO	ING Pioneer
	Income	Income		Total Return	High Yield
	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Initial Class	Service Class		Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -		$ 3,885	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,055		-	32	-
Total realized gain (loss) on investments
and capital gains distributions	70		-	62	-
Net unrealized appreciation (depreciation) of investments	(336)		-	(41)	-

Net increase (decrease) in net assets from operations	789		-	53	-
Changes from principal transactions:
Total unit transactions	74,727		-	1,755	-

Increase (decrease) in assets derived from principal
transactions	74,727		-	1,755	-

Total increase (decrease)	75,516		-	1,808	-

Net assets at December 31, 2005	75,516		-	5,693	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(648)		-	47	-
Total realized gain (loss) on investments
and capital gains distributions	498		-	4	-
Net unrealized appreciation (depreciation) of investments	5,038		-	133	-

Net increase (decrease) in net assets from operations	4,888		-	184	-
Changes from principal transactions:
Total unit transactions	(10,118)		1	844	21
Increase (decrease) in assets derived from principal
transactions	(10,118)		1	844	21
Total increase (decrease)	(5,230)		1	1,028	21
Net assets at December 31, 2006	$ 70,286	$ 1		$ 6,721	$ 21

The accompanying notes are an integral part of these financial statements. 101

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	2	-	-	-

Net increase (decrease) in net assets from operations	2	-	-	-
Changes from principal transactions:
Total unit transactions	66	125	3	3
Increase (decrease) in assets derived from principal
transactions	66	125	3	3
Total increase (decrease)	68	125	3	3
Net assets at December 31, 2005	68	125	3	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	4	-	-
Net unrealized appreciation (depreciation) of investments	73	61	38	21
Net increase (decrease) in net assets from operations	70	62	35	20
Changes from principal transactions:
Total unit transactions	821	666	415	249
Increase (decrease) in assets derived from principal
transactions	821	666	415	249
Total increase (decrease)	891	728	450	269
Net assets at December 31, 2006	$ 959	$ 853	$ 453	$ 272

The accompanying notes are an integral part of these financial statements. 102

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING T. Rowe
		Price
	ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	Income	Cap Growth	Price Growth	Foreign Equity
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Service Class	Initial Class	- Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ 73,921	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(719)	(533)	-
Total realized gain (loss) on investments
and capital gains distributions	-	2,184	1,806	-
Net unrealized appreciation (depreciation) of investments	3	11,953	1,604	-

Net increase (decrease) in net assets from operations	3	13,418	2,877	-
Changes from principal transactions:
Total unit transactions	135	77,412	(12,488)	-

Increase (decrease) in assets derived from principal
transactions	135	77,412	(12,488)	-

Total increase (decrease)	138	90,830	(9,611)	-

Net assets at December 31, 2005	138	90,830	64,310	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1,033)	(630)	4
Total realized gain (loss) on investments
and capital gains distributions	-	5,012	2,712	(3)
Net unrealized appreciation (depreciation) of investments	23	1,987	4,582	35
Net increase (decrease) in net assets from operations	21	5,966	6,664	36
Changes from principal transactions:
Total unit transactions	249	(18,504)	(10,734)	679

Increase (decrease) in assets derived from principal
transactions	249	(18,504)	(10,734)	679

Total increase (decrease)	270	(12,538)	(4,070)	715

Net assets at December 31, 2006	$ 408	$ 78,292	$ 60,240	$ 715

The accompanying notes are an integral part of these financial statements. 103

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van
	ING	Large Cap	Small Cap	Kampen
	Thornburg	Equity	Growth	Comstock
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ 38,224	$ 43,678	$ -	$ 3,726

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(145)	(160)	-	(12)
Total realized gain (loss) on investments
and capital gains distributions	1,230	698	-	367
Net unrealized appreciation (depreciation) of investments	(1,171)	2,535	-	(284)

Net increase (decrease) in net assets from operations	(86)	3,073	-	71
Changes from principal transactions:
Total unit transactions	(7,536)	(6,483)	-	(573)

Increase (decrease) in assets derived from principal
transactions	(7,536)	(6,483)	-	(573)

Total increase (decrease)	(7,622)	(3,410)	-	(502)

Net assets at December 31, 2005	30,602	40,268	-	3,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(215)	(178)	-	(6)
Total realized gain (loss) on investments
and capital gains distributions	2,427	1,632	-	188
Net unrealized appreciation (depreciation) of investments	1,876	3,113	1	251
Net increase (decrease) in net assets from operations	4,088	4,567	1	433
Changes from principal transactions:
Total unit transactions	(5,771)	(7,853)	28	(409)
Increase (decrease) in assets derived from principal
transactions	(5,771)	(7,853)	28	(409)
Total increase (decrease)	(1,683)	(3,286)	29	24
Net assets at December 31, 2006	$ 28,919	$ 36,982	$ 29	$ 3,248

The accompanying notes are an integral part of these financial statements. 104

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic
	Kampen Equity Kampen Equity		Allocation	Allocation
	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio - Class	Portfolio - Class
	Initial Class	Service Class	I	I

Net assets at January 1, 2005	$ -	$ 137	$ 18,730	$ 15,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,076)	-	113	(3)
Total realized gain (loss) on investments
and capital gains distributions	868	8	260	489
Net unrealized appreciation (depreciation) of investments	11,617	(11)	40	218

Net increase (decrease) in net assets from operations	11,409	(3)	413	704
Changes from principal transactions:
Total unit transactions	134,886	(132)	(2,660)	(1,520)

Increase (decrease) in assets derived from principal
transactions	134,886	(132)	(2,660)	(1,520)

Total increase (decrease)	146,295	(135)	(2,247)	(816)

Net assets at December 31, 2005	146,295	2	16,483	14,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	980	-	212	19
Total realized gain (loss) on investments
and capital gains distributions	7,808	-	825	743
Net unrealized appreciation (depreciation) of investments	6,558	-	(41)	870

Net increase (decrease) in net assets from operations	15,346	-	996	1,632
Changes from principal transactions:
Total unit transactions	(19,266)	(2)	(3,364)	(1,328)

Increase (decrease) in assets derived from principal
transactions	(19,266)	(2)	(3,364)	(1,328)

Total increase (decrease)	(3,920)	(2)	(2,368)	304

Net assets at December 31, 2006	$ 142,375	$ -	$ 14,115	$ 15,119

The accompanying notes are an integral part of these financial statements. 105

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP
	Strategic	ING VP
	Allocation	Growth and
	Moderate	Income	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Portfolio - Class	Core Portfolio -	Core Portfolio -
	I	I	Series 1	Series 2

Net assets at January 1, 2005	$ 20,822	$ 423,357	$ 23,042	$ 19,803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	(309)	106	135
Net realized gain (loss) on investments
and capital gains distributions	443	(28,515)	954	479
Net unrealized appreciation (depreciation) of investments	232	54,414	(1,161)	(810)

Net increase (decrease) in net assets from operations	727	25,590	(101)	(196)
Changes from principal transactions:
Total unit transactions	(230)	(65,165)	(3,610)	(5,136)

Increase (decrease) in assets derived from principal
transactions	(230)	(65,165)	(3,610)	(5,136)

Total increase (decrease)	497	(39,575)	(3,711)	(5,332)

Net assets at December 31, 2005	21,319	383,782	19,331	14,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	125	214	89	114
Net realized gain (loss) on investments
and capital gains distributions	1,174	(4,005)	398	118
Net unrealized appreciation (depreciation) of investments	615	49,182	489	241
Net increase (decrease) in net assets from operations	1,914	45,391	976	473
Changes from principal transactions:
Total unit transactions	(2,975)	(56,582)	(3,729)	(5,925)

Increase (decrease) in assets derived from principal
transactions	(2,975)	(56,582)	(3,729)	(5,925)

Total increase (decrease)	(1,061)	(11,191)	(2,753)	(5,452)

Net assets at December 31, 2006	$ 20,258	$ 372,591	$ 16,578	$ 9,019

The accompanying notes are an integral part of these financial statements. 106

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6

Net assets at January 1, 2005	$ 54,614	$ 8,173	$ 4,428	$ 88,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	(12)	(30)	(1,036)
Net realized gain (loss) on investments
and capital gains distributions	50	128	92	302
Net unrealized appreciation (depreciation) of investments	(720)	(170)	(32)	1,282

Net increase (decrease) in net assets from operations	(607)	(54)	30	548
Changes from principal transactions:
Total unit transactions	(12,869)	(2,251)	(501)	(19,654)

Increase (decrease) in assets derived from principal
transactions	(12,869)	(2,251)	(501)	(19,654)

Total increase (decrease)	(13,476)	(2,305)	(471)	(19,106)

Net assets at December 31, 2005	41,138	5,868	3,957	68,984

Increase (decrease) in net assets
Operations:
Net investment income (loss)	240	44	8	468
Net realized gain (loss) on investments
and capital gains distributions	144	141	205	1,783
Net unrealized appreciation (depreciation) of investments	1,009	113	93	1,791
Net increase (decrease) in net assets from operations	1,393	298	306	4,042
Changes from principal transactions:
Total unit transactions	(14,289)	(1,051)	(981)	(30,503)

Increase (decrease) in assets derived from principal
transactions	(14,289)	(1,051)	(981)	(30,503)

Total increase (decrease)	(12,896)	(753)	(675)	(26,461)

Net assets at December 31, 2006	$ 28,242	$ 5,115	$ 3,282	$ 42,523

The accompanying notes are an integral part of these financial statements. 107

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10

Net assets at January 1, 2005	$ 57,015	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(769)	(452)	(215)	(93)
Net realized gain (loss) on investments
and capital gains distributions	(19)	91	(2)	9
Net unrealized appreciation (depreciation) of investments	904	709	131	24
Net increase (decrease) in net assets from operations	116	348	(86)	(60)
Changes from principal transactions:
Total unit transactions	(13,909)	31,939	23,388	21,758

Increase (decrease) in assets derived from principal
transactions	(13,909)	31,939	23,388	21,758

Total increase (decrease)	(13,793)	32,287	23,302	21,698

Net assets at December 31, 2005	43,222	32,287	23,302	21,698

Increase (decrease) in net assets
Operations:
Net investment income (loss)	238	46	(85)	(188)
Net realized gain (loss) on investments
and capital gains distributions	976	405	164	141
Net unrealized appreciation (depreciation) of investments	1,691	1,957	1,570	1,459
Net increase (decrease) in net assets from operations	2,905	2,408	1,649	1,412
Changes from principal transactions:
Total unit transactions	(17,109)	(6,639)	(4,916)	(5,109)

Increase (decrease) in assets derived from principal
transactions	(17,109)	(6,639)	(4,916)	(5,109)

Total increase (decrease)	(14,204)	(4,231)	(3,267)	(3,697)

Net assets at December 31, 2006	$ 29,018	$ 28,056	$ 20,035	$ 18,001

The accompanying notes are an integral part of these financial statements. 108

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio
	Series 11	Series 12	Series 13	- Series 14

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	1	-	-	-
Net unrealized appreciation (depreciation) of investments	42	-	-	-

Net increase (decrease) in net assets from operations	26	-	-	-
Changes from principal transactions:
Total unit transactions	24,253	-	-	-

Increase (decrease) in assets derived from principal
transactions	24,253	-	-	-

Total increase (decrease)	24,279	-	-	-

Net assets at December 31, 2005	24,279	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(337)	(618)	(135)	-
Net realized gain (loss) on investments
and capital gains distributions	88	644	26	-
Net unrealized appreciation (depreciation) of investments	1,320	5,467	68	-

Net increase (decrease) in net assets from operations	1,071	5,493	(41)	-
Changes from principal transactions:
Total unit transactions	(6,453)	43,450	44,546	85
Increase (decrease) in assets derived from principal
transactions	(6,453)	43,450	44,546	85
Total increase (decrease)	(5,382)	48,943	44,505	85
Net assets at December 31, 2006	$ 18,897	$ 48,943	$ 44,505	$ 85

The accompanying notes are an integral part of these financial statements. 109

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus MidCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I

Net assets at January 1, 2005	$ 10,373	$ 28,081	$ 182,362	$ 18,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	(111)	51	(67)
Net realized gain (loss) on investments
and capital gains distributions	(281)	168	2,990	2,331
Net unrealized appreciation (depreciation) of investments	1,179	1,670	3,442	(578)

Net increase (decrease) in net assets from operations	791	1,727	6,483	1,686
Changes from principal transactions:
Total unit transactions	(657)	(6,097)	(27,531)	(1,617)

Increase (decrease) in assets derived from principal
transactions	(657)	(6,097)	(27,531)	(1,617)

Total increase (decrease)	134	(4,370)	(21,048)	69

Net assets at December 31, 2005	10,507	23,711	161,314	18,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	(232)	(158)	(37)
Net realized gain (loss) on investments
and capital gains distributions	862	621	5,193	2,826
Net unrealized appreciation (depreciation) of investments	(191)	(166)	13,770	(1,340)

Net increase (decrease) in net assets from operations	559	223	18,805	1,449
Changes from principal transactions:
Total unit transactions	(2,927)	(5,180)	(27,759)	(3,037)

Increase (decrease) in assets derived from principal
transactions	(2,927)	(5,180)	(27,759)	(3,037)

Total increase (decrease)	(2,368)	(4,957)	(8,954)	(1,588)

Net assets at December 31, 2006	$ 8,139	$ 18,754	$ 152,360	$ 16,714

The accompanying notes are an integral part of these financial statements. 110

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP Index	ING VP	ING VP Small	ING VP Value
	Plus SmallCap	International	Company	Opportunity
	Portfolio - Class	Equity Portfolio	Portfolio - Class	Portfolio - Class
	I	- Class I	I	I

Net assets at January 1, 2005	$ 8,963	$ 13,340	$ 82,870	$ 16,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(40)	(795)	97
Net realized gain (loss) on investments
and capital gains distributions	1,054	784	8,435	17
Net unrealized appreciation (depreciation) of investments	(410)	1,432	(1,912)	613

Net increase (decrease) in net assets from operations	595	2,176	5,728	727
Changes from principal transactions:
Total unit transactions	359	1,570	(16,261)	(4,106)

Increase (decrease) in assets derived from principal
transactions	359	1,570	(16,261)	(4,106)

Total increase (decrease)	954	3,746	(10,533)	(3,379)

Net assets at December 31, 2005	9,917	17,086	72,337	12,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	65	(598)	27
Net realized gain (loss) on investments
and capital gains distributions	1,572	1,784	16,315	289
Net unrealized appreciation (depreciation) of investments	(393)	1,580	(5,581)	1,261

Net increase (decrease) in net assets from operations	1,138	3,429	10,136	1,577
Changes from principal transactions:
Total unit transactions	(2,328)	(2,320)	(14,467)	(2,962)

Increase (decrease) in assets derived from principal
transactions	(2,328)	(2,320)	(14,467)	(2,962)

Total increase (decrease)	(1,190)	1,109	(4,331)	(1,385)

Net assets at December 31, 2006	$ 8,727	$ 18,195	$ 68,006	$ 11,521

The accompanying notes are an integral part of these financial statements. 111

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING VP
	ING VP Value	Financial	ING VP High	ING VP
	Opportunity	Services	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class S	Class I	Class I	- Class I

Net assets at January 1, 2005	$ -	$ -	$ -	$ 2,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	-	64
Net realized gain (loss) on investments
and capital gains distributions	-	2	-	486
Net unrealized appreciation (depreciation) of investments	(7)	5	-	(207)

Net increase (decrease) in net assets from operations	(8)	8	-	343
Changes from principal transactions:
Total unit transactions	1,444	118	-	644

Increase (decrease) in assets derived from principal
transactions	1,444	118	-	644

Total increase (decrease)	1,436	126	-	987

Net assets at December 31, 2005	1,436	126	-	3,967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	1,392	77
Net realized gain (loss) on investments
and capital gains distributions	18	15	(90)	625
Net unrealized appreciation (depreciation) of investments	149	19	573	576
Net increase (decrease) in net assets from operations	171	35	1,875	1,278
Changes from principal transactions:
Total unit transactions	(415)	265	31,080	1,480
Increase (decrease) in assets derived from principal
transactions	(415)	265	31,080	1,480
Total increase (decrease)	(244)	300	32,955	2,758
Net assets at December 31, 2006	$ 1,192	$ 426	$ 32,955	$ 6,725

The accompanying notes are an integral part of these financial statements. 112

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP	ING VP		ING VP
	MidCap	MidCap	ING VP Real	SmallCap
	Opportunities	Opportunities	Estate	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I

Net assets at January 1, 2005	$ 340	$ 10,784	$ 1,193	$ 970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(141)	38	(2)
Net realized gain (loss) on investments
and capital gains distributions	9	566	149	(19)
Net unrealized appreciation (depreciation) of investments	24	479	79	(30)
Net increase (decrease) in net assets from operations	30	904	266	(51)
Changes from principal transactions:
Total unit transactions	9	(1,014)	901	(831)
Increase (decrease) in assets derived from principal
transactions	9	(1,014)	901	(831)
Total increase (decrease)	39	(110)	1,167	(882)
Net assets at December 31, 2005	379	10,674	2,360	88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(126)	58	(3)
Net realized gain (loss) on investments
and capital gains distributions	54	954	543	25
Net unrealized appreciation (depreciation) of investments	(27)	(280)	479	11
Net increase (decrease) in net assets from operations	23	548	1,080	33
Changes from principal transactions:
Total unit transactions	9	(3,400)	1,643	120
Increase (decrease) in assets derived from principal
transactions	9	(3,400)	1,643	120
Total increase (decrease)	32	(2,852)	2,723	153
Net assets at December 31, 2006	$ 411	$ 7,822	$ 5,083	$ 241

The accompanying notes are an integral part of these financial statements. 113

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

ING VP
	SmallCap	ING VP	ING VP	ING VP Money
	Opportunities	Balanced	Intermediate	Market
	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Portfolio - Class
	S	I	Class I	I

Net assets at January 1, 2005	$ 5,342	$ 189,559	$ 137,880	$ 192,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72)	2,082	3,369	(283)
Net realized gain (loss) on investments
and capital gains distributions	267	279	1,109	360
Net unrealized appreciation (depreciation) of investments	207	2,840	(1,961)	3,405

Net increase (decrease) in net assets from operations	402	5,201	2,517	3,482
Changes from principal transactions:
Total unit transactions	321	(20,295)	(9,814)	17,954

Increase (decrease) in assets derived from principal
transactions	321	(20,295)	(9,814)	17,954

Total increase (decrease)	723	(15,094)	(7,297)	21,436

Net assets at December 31, 2005	6,065	174,465	130,583	214,217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77)	2,027	3,175	3,475
Net realized gain (loss) on investments
and capital gains distributions	554	4,345	39	2,074
Net unrealized appreciation (depreciation) of investments	101	7,516	47	2,304
Net increase (decrease) in net assets from operations	578	13,888	3,261	7,853
Changes from principal transactions:
Total unit transactions	(1,420)	(22,364)	(18,141)	2,897

Increase (decrease) in assets derived from principal
transactions	(1,420)	(22,364)	(18,141)	2,897

Total increase (decrease)	(842)	(8,476)	(14,880)	10,750

Net assets at December 31, 2006	$ 5,223	$ 165,989	$ 115,703	$ 224,967

The accompanying notes are an integral part of these financial statements. 114

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series Large
		Series Balanced	Series Flexible	Cap Growth
	ING VP	Portfolio -	Bond Portfolio -	Portfolio -
	Natural	Institutional	Institutional	Institutional
	Resources Trust	Shares	Shares	Shares

Net assets at January 1, 2005	$ 1,861	$ 156,790	$ 15,748	$ 84,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(586)	(60)	(312)
Net realized gain (loss) on investments
and capital gains distributions	476	6,871	(293)	(1,108)
Net unrealized appreciation (depreciation) of investments	549	(10,977)	321	(3,903)

Net increase (decrease) in net assets from operations	995	(4,692)	(32)	(5,323)
Changes from principal transactions:
Total unit transactions	1,947	(152,079)	(15,705)	(79,151)

Increase (decrease) in assets derived from principal
transactions	1,947	(152,079)	(15,705)	(79,151)

Total increase (decrease)	2,942	(156,771)	(15,737)	(84,474)

Net assets at December 31, 2005	4,803	19	11	7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	-	1	-
Net realized gain (loss) on investments
and capital gains distributions	1,587	-	-	-
Net unrealized appreciation (depreciation) of investments	(749)	2	-	1

Net increase (decrease) in net assets from operations	782	2	1	1
Changes from principal transactions:
Total unit transactions	(53)	-	-	-

Increase (decrease) in assets derived from principal
transactions	(53)	-	-	-

Total increase (decrease)	729	2	1	1
Net assets at December 31, 2006	$ 5,532	$ 21	$ 12	$ 8

The accompanying notes are an integral part of these financial statements. 115

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series	Lord Abbett
	Series Mid Cap	Worldwide	Series Fund -	Lord Abbett
	Growth	Growth	Growth and	Series Fund -
	Portfolio -	Portfolio -	Income	Mid-Cap Value
	Institutional	Institutional	Portfolio - Class	Portfolio - Class
	Shares	Shares	VC	VC

Net assets at January 1, 2005	$ 94,264	$ 154,245	$ 6,773	$ 3,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(343)	(579)	10	(24)
Net realized gain (loss) on investments
and capital gains distributions	22,115	657	691	792
Net unrealized appreciation (depreciation) of investments	(28,486)	(6,234)	(462)	(358)

Net increase (decrease) in net assets from operations	(6,714)	(6,156)	239	410
Changes from principal transactions:
Total unit transactions	(87,544)	(148,083)	847	1,782

Increase (decrease) in assets derived from principal
transactions	(87,544)	(148,083)	847	1,782

Total increase (decrease)	(94,258)	(154,239)	1,086	2,192

Net assets at December 31, 2005	6	6	7,859	5,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	31	(24)
Net realized gain (loss) on investments
and capital gains distributions	-	-	427	577
Net unrealized appreciation (depreciation) of investments	1	1	694	(21)

Net increase (decrease) in net assets from operations	1	1	1,152	532
Changes from principal transactions:
Total unit transactions	-	-	(1,080)	(1,814)

Increase (decrease) in assets derived from principal
transactions	-	-	(1,080)	(1,814)

Total increase (decrease)	1	1	72	(1,282)

Net assets at December 31, 2006	$ 7	$ 7	$ 7,931	$ 4,642

The accompanying notes are an integral part of these financial statements. 116

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		Oppenheimer	Oppenheimer
	MFS®	Aggressive	Global	Oppenheimer
	Strategic	Growth	Securities	Main Street
	Income Series	Fund/VA	Fund/VA	Fund®/VA

Net assets at January 1, 2005	$ 2,503	$ 32,874	$ 43,720	$ 68,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	128	(416)	304	51
Net realized gain (loss) on investments
and capital gains distributions	36	1,071	6,276	1,102
Net unrealized appreciation (depreciation) of investments	(155)	2,640	(9,265)	1,441

Net increase (decrease) in net assets from operations	9	3,295	(2,685)	2,594
Changes from principal transactions:
Total unit transactions	(455)	(3,578)	(40,963)	(12,528)

Increase (decrease) in assets derived from principal
transactions	(455)	(3,578)	(40,963)	(12,528)

Total increase (decrease)	(446)	(283)	(43,648)	(9,934)

Net assets at December 31, 2005	2,057	32,591	72	58,462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	(141)	-	398
Net realized gain (loss) on investments
and capital gains distributions	(90)	10,590	4	11,962
Net unrealized appreciation (depreciation) of investments	8	(8,495)	8	(9,009)

Net increase (decrease) in net assets from operations	13	1,954	12	3,351
Changes from principal transactions:
Total unit transactions	(2,070)	(34,471)	(1)	(61,432)

Increase (decrease) in assets derived from principal
transactions	(2,070)	(34,471)	(1)	(61,432)

Total increase (decrease)	(2,057)	(32,517)	11	(58,081)

Net assets at December 31, 2006	$ -	$ 74	$ 83	$ 381

The accompanying notes are an integral part of these financial statements. 117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			PIMCO Real
	Oppenheimer		Return	Pioneer Equity
	Main Street	Oppenheimer	Portfolio -	Income VCT
	Small Cap	Strategic Bond	Administrative	Portfolio -
	Fund®/VA	Fund/VA	Class	Class I

Net assets at January 1, 2005	$ -	$ 58,634	$ 522	$ 1,581

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2,496	26	50
Net realized gain (loss) on investments
and capital gains distributions	-	2,471	15	81
Net unrealized appreciation (depreciation) of investments	2	(5,602)	(22)	3
Net increase (decrease) in net assets from operations	2	(635)	19	134
Changes from principal transactions:
Total unit transactions	39	(57,998)	985	2,550
Increase (decrease) in assets derived from principal
transactions	39	(57,998)	985	2,550
Total increase (decrease)	41	(58,633)	1,004	2,684
Net assets at December 31, 2005	41	1	1,526	4,265

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	71	82
Net realized gain (loss) on investments
and capital gains distributions	4	-	46	292
Net unrealized appreciation (depreciation) of investments	23	-	(119)	558

Net increase (decrease) in net assets from operations	23	-	(2)	932
Changes from principal transactions:
Total unit transactions	659	(1)	928	981
Increase (decrease) in assets derived from principal
transactions	659	(1)	928	981
Total increase (decrease)	682	(1)	926	1,913
Net assets at December 31, 2006	$ 723	$ -	$ 2,452	$ 6,178

The accompanying notes are an integral part of these financial statements. 118

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Pioneer High	Pioneer Mid
	Pioneer Fund	Yield VCT	Cap Value VCT
	VCT Portfolio	Portfolio -	Portfolio -
	- Class I	Class I	Class I	Wanger Select

Net assets at January 1, 2005	$ 52	$ 216	$ 3,193	$ 249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	9	(21)	(2)
Net realized gain (loss) on investments
and capital gains distributions	2	(4)	450	19
Net unrealized appreciation (depreciation) of investments	1	(6)	(164)	29
Net increase (decrease) in net assets from operations	4	(1)	265	46
Changes from principal transactions:
Total unit transactions	25	(82)	776	259
Increase (decrease) in assets derived from principal
transactions	25	(82)	776	259
Total increase (decrease)	29	(83)	1,041	305
Net assets at December 31, 2005	81	133	4,234	554

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	11	6	(7)
Net realized gain (loss) on investments
and capital gains distributions	9	(3)	1,000	123
Net unrealized appreciation (depreciation) of investments	8	10	(585)	125
Net increase (decrease) in net assets from operations	18	18	421	241
Changes from principal transactions:
Total unit transactions	19	329	(968)	1,290
Increase (decrease) in assets derived from principal
transactions	19	329	(968)	1,290
Total increase (decrease)	37	347	(547)	1,531
Net assets at December 31, 2006	$ 118	$ 480	$ 3,687	$ 2,085

The accompanying notes are an integral part of these financial statements. 119

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

Wanger U.S.
Smaller
Companies

Net assets at January 1, 2005	$ 97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)
Net realized gain (loss) on investments
and capital gains distributions	32
Net unrealized appreciation (depreciation) of investments	4
Net increase (decrease) in net assets from operations	34
Changes from principal transactions:
Total unit transactions	421
Increase (decrease) in assets derived from principal
transactions	421
Total increase (decrease)	455
Net assets at December 31, 2005	552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)
Net realized gain (loss) on investments
and capital gains distributions	53
Net unrealized appreciation (depreciation) of investments	(5)
Net increase (decrease) in net assets from operations	44
Changes from principal transactions:
Total unit transactions	(27)
Increase (decrease) in assets derived from principal
transactions	(27)
Total increase (decrease)	17
Net assets at December 31, 2006	$ 569

The accompanying notes are an integral part of these financial statements.

120

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2006, the Account had 167 investment divisions (the “Divisions”), 38 of which invest in independently managed mutual funds and 129 of which invest in mutual funds managed by affiliates, either Directed Services, LLC or ING Investments,
LLC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at
December 31, 2006 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity Variable Insurance Products Fund II:
AIM V.I. Capital Appreciation Fund - Series I Shares	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM V.I. Core Equity Fund - Series I Shares	Fidelity® VIP Index 500 Portfolio - Initial Class
Calvert Variable Series, Inc.:	Fidelity® VIP Investment Grade Bond
Calvert Social Balanced Portfolio	Portfolio - Initial Class
Federated Insurance Series:	Franklin Templeton Variable Insurance Products Trust:
Federated American Leaders Fund II	Franklin Small Cap Value Securities Fund - Class 2
Federated Capital Income Fund II	Mutual Shares Securities Fund - Class 2**
Federated Equity Income Fund II	ING GET Fund:
Federated Fund for U.S. Government Securities II	ING GET Fund - Series Q
Federated High Income Bond Fund II	ING GET Fund - Series R
Federated International Equity Fund II	ING GET Fund - Series S
Federated Mid Cap Growth Strategies Fund II	ING GET Fund - Series T
Federated Prime Money Fund II	ING GET Fund - Series U
Fidelity Variable Insurance Products Fund:	ING GET Fund - Series V
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Investors Trust:
Fidelity® VIP Growth Portfolio - Initial Class	ING AllianceBernstein Mid Cap Growth
Fidelity® VIP High Income Portfolio - Initial Class	Portfolio - Service Class*
Fidelity® VIP Overseas Portfolio - Initial Class	ING American Funds Growth Portfolio

121

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING American Funds Growth-Income Portfolio	ING Pioneer Mid Cap Value
ING American Funds International Portfolio	Portfolio - Institutional Class**
ING BlackRock Large Cap Growth	ING Pioneer Mid Cap Value
Portfolio - Service Class*	Portfolio - Service Class**
ING Evergreen Health Sciences	ING T. Rowe Price Capital Appreciation
Portfolio - Service Class*	Portfolio - Service Class*
ING Evergreen Omega Portfolio - Institutional Class*	ING T. Rowe Price Equity Income
ING FMRSM Diversified Mid Cap	Portfolio - Service Class
Portfolio - Institutional Class**	ING Templeton Global Growth
ING FMRSM Diversified Mid Cap	Portfolio - Service Class**
Portfolio - Service Class*	ING UBS U.S. Allocation Portfolio - Service Class*
ING FMRSM Large Cap Growth	ING Van Kampen Growth and Income
Portfolio - Institutional Class*	Portfolio - Service Class*
ING FMRSM Mid Cap Growth	ING Van Kampen Real Estate
Portfolio - Service Class**	Portfolio - Service Class**
ING Franklin Income Portfolio - Service Class**	ING VP Index Plus International Equity
ING Global Real Estate Portfolio - Service Class**	Portfolio - Service Class**
ING Global Resources Portfolio - Service Class**	ING Wells Fargo Mid Cap Disciplined
ING JPMorgan Emerging Markets Equity	Portfolio - Service Class**
Portfolio - Institutional Class*	ING Wells Fargo Small Cap Disciplined
ING JPMorgan Emerging Markets Equity	Portfolio - Service Class**
Portfolio - Service Class*	ING Partners, Inc.:
ING JPMorgan Small Cap Core Equity	ING American Century Large Company Value
Portfolio - Institutional Class*	Portfolio - Service Class
ING JPMorgan Small Cap Core Equity	ING American Century Select
Portfolio - Service Class*	Portfolio - Initial Class*
ING JPMorgan Value Opportunities	ING American Century Small-Mid Cap Value
Portfolio - Institutional Class*	Portfolio - Service Class
ING JPMorgan Value Opportunities	ING Baron Asset Portfolio - Service Class**
Portfolio - Service Class*	ING Baron Small Cap Growth
ING Julius Baer Foreign Portfolio - Service Class	Portfolio - Service Class
ING Legg Mason Value Portfolio - Institutional Class	ING Columbia Small Cap Value II
ING Legg Mason Value Portfolio - Service Class*	Portfolio - Service Class**
ING LifeStyle Aggressive Growth	ING Davis Venture Value Portfolio - Service Class
Portfolio - Service Class*	ING Fundamental Research Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class*	ING Goldman Sachs® Capital Growth
ING LifeStyle Moderate Growth	Portfolio - Service Class
Portfolio - Service Class*	ING JPMorgan International Portfolio - Initial Class
ING LifeStyle Moderate Portfolio - Service Class*	ING JPMorgan Mid Cap Value
ING Lord Abbett Affiliated	Portfolio - Service Class
Portfolio - Institutional Class**	ING Legg Mason Partners Aggressive Growth
ING Lord Abbett Affiliated	Portfolio - Initial Class
Portfolio - Service Class**	ING Lord Abbett U.S. Government Securities
ING MarketPro Portfolio - Service Class**	Portfolio - Initial Class**
ING Marsico Growth Portfolio - Service Class*	ING Neuberger Berman Partners
ING Marsico International Opportunities	Portfolio - Initial Class**
Portfolio - Service Class*	ING Neuberger Berman Regency
ING MFS Total Return Portfolio - Institutional Class*	Portfolio - Service Class**
ING MFS Total Return Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class*	ING Oppenheimer Global Portfolio - Initial Class*
ING Oppenheimer Main Street	ING Oppenheimer Strategic Income
Portfolio® - Institutional Class*	Portfolio - Initial Class*
ING Oppenheimer Main Street	ING Oppenheimer Strategic Income
Portfolio® - Service Class*	Portfolio - Service Class**
ING PIMCO High Yield Portfolio - Service Class*	ING PIMCO Total Return Portfolio - Service Class
ING Pioneer Fund Portfolio - Institutional Class	ING Pioneer High Yield Portfolio - Initial Class**

122

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Solution 2015 Portfolio - Service Class*	ING VP Value Opportunity Portfolio - Class I
ING Solution 2025 Portfolio - Service Class*	ING VP Value Opportunity Portfolio - Class S*
ING Solution 2035 Portfolio - Service Class*	ING Variable Products Trust:
ING Solution 2045 Portfolio - Service Class*	ING VP Financial Services Portfolio - Class I*
ING Solution Income Portfolio - Service Class*	ING VP High Yield Bond Portfolio - Class I**
ING T. Rowe Price Diversified Mid Cap Growth	ING VP International Value Portfolio - Class I
Portfolio - Initial Class*	ING VP MidCap Opportunities Portfolio - Class I
ING T. Rowe Price Growth Equity	ING VP MidCap Opportunities Portfolio - Class S
Portfolio - Initial Class	ING VP Real Estate Portfolio - Class I
ING Templeton Foreign Equity	ING VP SmallCap Opportunities Portfolio - Class I
Portfolio - Service Class**	ING VP SmallCap Opportunities Portfolio - Class S
ING Thornburg Value Portfolio - Initial Class	ING VP Balanced Portfolio, Inc.:
ING UBS U.S. Large Cap Equity	ING VP Balanced Portfolio - Class I
Portfolio - Initial Class	ING VP Intermediate Bond Portfolio:
ING UBS U.S. Small Cap Growth	ING VP Intermediate Bond Portfolio - Class I
Portfolio - Service Class**	ING VP Money Market Portfolio:
ING Van Kampen Comstock	ING VP Money Market Portfolio - Class I
Portfolio - Service Class*	ING VP Natural Resources Trust:
ING Van Kampen Equity and Income	ING VP Natural Resources Trust
Portfolio - Initial Class	Janus Aspen Series:
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Balanced
ING VP Strategic Allocation Conservative	Portfolio - Institutional Shares
Portfolio - Class I	Janus Aspen Series Flexible Bond
ING VP Strategic Allocation Growth	Portfolio - Institutional Shares
Portfolio - Class I	Janus Aspen Series Large Cap Growth
ING VP Strategic Allocation Moderate	Portfolio - Institutional Shares
Portfolio - Class I	Janus Aspen Series Mid Cap Growth
ING Variable Funds:	Portfolio - Institutional Shares
ING VP Growth and Income Portfolio - Class I	Janus Aspen Series Worldwide Growth
ING Variable Insurance Trust:	Portfolio - Institutional Shares
ING GET U.S. Core Portfolio - Series 1	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 2	Lord Abbett Series Fund - Growth and Income
ING GET U.S. Core Portfolio - Series 3	Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 4	Lord Abbett Series Fund - Mid-Cap Value
ING GET U.S. Core Portfolio - Series 5	Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 6	Oppenheimer Variable Account Funds:
ING GET U.S. Core Portfolio - Series 7	Oppenheimer Aggressive Growth Fund/VA
ING GET U.S. Core Portfolio - Series 8*	Oppenheimer Global Securities Fund/VA
ING GET U.S. Core Portfolio - Series 9*	Oppenheimer Main Street Fund®/VA
ING GET U.S. Core Portfolio - Series 10*	Oppenheimer Main Street Small Cap Fund®/VA*
ING GET U.S. Core Portfolio - Series 11*	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 12**	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 13**	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 14**	Pioneer Equity Income VCT Portfolio - Class I
ING Variable Portfolios, Inc.:	Pioneer Fund VCT Portfolio - Class I
ING VP Global Science and Technology	Pioneer High Yield VCT Portfolio - Class I
Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I
ING VP Growth Portfolio - Class I	Wanger Advisors Trust:
ING VP Index Plus LargeCap Portfolio - Class I	Wanger Select
ING VP Index Plus MidCap Portfolio - Class I	Wanger U.S. Smaller Companies
ING VP Index Plus SmallCap Portfolio - Class I
ING VP International Equity Portfolio - Class I	* Division added in 2005
ING VP Small Company Portfolio - Class I	** Division added in 2006

123

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

The names of certain Divisions were changed during 2006. The following is a summary of current and former names for those Divisions:

Current Name                                                                                                                                                        Former Name

ING Investors Trust:	ING Investors Trust:
ING BlackRock Large Cap Growth	ING Mercury Large Cap Growth
Portfolio - Service Class	Portfolio - Service Class
ING FMRSM Large Cap Growth	ING FMRSM Earnings Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING FMRSM Mid Cap Growth	ING MFS Mid Cap Growth Portfolio - Service Class
Portfolio - Service Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Institutional Class	Portfolio - Institutional Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Service Class	Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Service Class	Portfolio - Service Class
ING JPMorgan International Portfolio - Initial Class	ING JPMorgan Fleming International
Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Thornburg Value Portfolio - Initial Class	ING MFS Capital Opportunities
Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative	ING VP Strategic Allocation Income Portfolio - Class I
Portfolio - Class I
ING VP Strategic Allocation Moderate	ING VP Strategic Allocation Balanced
Portfolio - Class I	Portfolio - Class I

During 2006, the following Divisions were closed to contractowners:

AIM Variable Insurance Funds:	ING Partners, Inc.:
AIM V.I. Government Securities	ING Van Kampen Equity and Income
Fund - Series I Shares	Portfolio - Service Class
AIM V.I. Growth Fund - Series I Shares	MFS® Variable Insurance TrustSM:
AIM V.I. Premier Equity Fund - Series I Shares	MFS® Strategic Income Series
American Century Variable Portfolios, Inc.:	Oppenheimer Variable Account Funds:
American Century VP Balanced Fund	Oppenheimer Strategic Bond Fund/VA
American Century VP International Fund
Fidelity Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM
Portfolio - Initial Class
ING GET Fund:
ING GET Fund - Series L
ING GET Fund - Series M
ING GET Fund - Series N
ING GET Fund - Series P

124

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were available to contractowners during 2006 but did not have any activity as of December 31, 2006:

ING Investors Trust:
ING FMRSM Equity Income Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING PIMCO High Yield Portfolio - Institutional Class
ING Pioneer Equity Income Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class
ING Variable Portfolios, Inc.
ING VP Growth Portfolio - Class S
ING Variable Products Trust
ING VP Growth Opportunities Portfolio - Class I
ING VP Growth Opportunities Portfolio - Class S

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

125

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

126

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

127

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

4. Related Party Transactions

During the year ended December 31, 2006, management fees were paid indirectly to ING
Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the
ING GET Fund, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios,
Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc.,
ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING VP Money
Market Portfolio and ING VP Natural Resources Trust. The annual fee rate ranged from
0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ILIAC in its capacity as investment adviser to
ING Partners, Inc. The annual fee rate ranged from 0.10% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The
Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.00% to
1.25% of the average net assets of each respective Portfolio excluding ING American
Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING
American Funds International Portfolio.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors
Trust approved a consolidation of the Advisory functions for all of the Portfolios.
Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into
DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized
DSL, and ILIAC’s advisory contracts will be assumed by DSL.

128

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 822	$ 225	$ 266	$ 15,461
AIM V.I. Core Equity Fund - Series I Shares	768	227	229	31,722
AIM V.I. Government Securities Fund - Series I Shares	31	12,688	1,556	3,248
AIM V.I. Growth Fund - Series I Shares	10	474	134	17,022
AIM V.I. Premier Equity Fund - Series I Shares	6	551	158	36,485
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund	70	918	39	273
American Century VP International Fund	20	1,332	22	175
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	308	485	290	410
Federated Insurance Series:
Federated American Leaders Fund II	4,086	8,345	1,036	15,209
Federated Capital Income Fund II	411	997	299	2,109
Federated Equity Income Fund II	286	1,949	440	2,861
Federated Fund for U.S. Government Securities II	392	2,067	527	2,714
Federated High Income Bond Fund II	681	1,683	1,076	4,816
Federated International Equity Fund II	317	1,482	131	2,025
Federated Mid Cap Growth Strategies Fund II	134	2,792	258	3,281
Federated Prime Money Fund II	1,531	1,929	2,913	3,738
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	33,724	43,558	15,331	41,869
Fidelity® VIP Growth Portfolio - Initial Class	1,209	81,096	2,763	26,787
Fidelity® VIP High Income Portfolio - Initial Class	657	41,413	11,540	14,285
Fidelity® VIP Overseas Portfolio - Initial Class	3,977	12,533	2,424	5,313
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	248	9,487	708	3,234
Fidelity® VIP Contrafund® Portfolio - Initial Class	34,631	58,572	25,300	23,190
Fidelity® VIP Index 500 Portfolio - Initial Class	2,034	15,338	2,118	17,437
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	77	617	113	240
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,137	1,171	1,957	2,115
Mutual Shares Securities Fund - Class 2	3,589	100	-	-

129

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING GET Fund:
ING GET Fund - Series L	$ 1,793	$ 40,366	$ 1,824	$ 12,994
ING GET Fund - Series M	2,618	61,686	3,440	17,895
ING GET Fund - Series N	3,131	51,576	2,226	14,776
ING GET Fund - Series P	2,543	37,545	1,676	12,640
ING GET Fund - Series Q	1,556	8,082	1,559	6,631
ING GET Fund - Series R	1,421	5,332	1,960	8,419
ING GET Fund - Series S	1,215	8,913	2,075	5,904
ING GET Fund - Series T	1,154	4,741	1,581	4,611
ING GET Fund - Series U	882	5,358	1,908	4,098
ING GET Fund - Series V	914	14,847	986	11,810
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class	1,813	1,199	237	33
ING American Funds Growth Portfolio	12,094	3,084	16,786	362
ING American Funds Growth-Income Portfolio	8,449	3,255	19,182	470
ING American Funds International Portfolio	13,642	15,000	17,040	2,468
ING BlackRock Large Cap Growth Portfolio - Service Class	591	658	1,631	41
ING Evergreen Health Sciences Portfolio - Service Class	425	419	584	82
ING Evergreen Omega Portfolio - Institutional Class	650	4,547	17,797	846
ING FMRSM Diversified Mid Cap
Portfolio - Institutional Class	37,379	5,256	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,137	710	388	56
ING FMRSM Large Cap Growth
Portfolio - Institutional Class	71,921	18,483	25,748	1,298
ING FMRSM Mid Cap Growth Portfolio - Service Class	142	36	-	-
ING Franklin Income Portfolio - Service Class	4,395	326	-	-
ING Global Real Estate Portfolio - Service Class	1,943	154	-	-
ING Global Resources Portfolio - Service Class	1,909	319	-	-
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class	3,075	613	1,184	1
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class	4,728	2,268	2,788	423
ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class	2,766	5,984	9,846	638
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class	745	421	15	-
ING JPMorgan Value Opportunities
Portfolio - Institutional Class	2,102	12,836	49,507	5,573
ING JPMorgan Value Opportunities Portfolio - Service Class	604	805	3,431	307
ING Julius Baer Foreign Portfolio - Service Class	12,467	2,863	2,610	736
ING Legg Mason Value Portfolio - Institutional Class	1,220	8,776	35,633	1,584
ING Legg Mason Value Portfolio - Service Class	165	365	727	24
ING LifeStyle Aggressive Growth Portfolio - Service Class	1,077	510	594	72

130

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Investors Trust (continued):
ING LifeStyle Growth Portfolio - Service Class	$ 6,791	$ 989	$ 2,361 $	118
ING LifeStyle Moderate Growth Portfolio - Service Class	10,647	1,227	3,496	133
ING LifeStyle Moderate Portfolio - Service Class	7,271	1,445	4,077	226
ING Lord Abbett Affiliated Portfolio - Institutional Class	255	205	-	-
ING Lord Abbett Affiliated Portfolio - Service Class	1,116	85	-	-
ING MarketPro Portfolio - Service Class	20	-	-	-
ING Marsico Growth Portfolio - Service Class	786	126	307	98
ING Marsico International Opportunities
Portfolio - Service Class	7,720	4,746	7,945	263
ING MFS Total Return Portfolio - Institutional Class	11,054	38,046	150,636	7,137
ING MFS Total Return Portfolio - Service Class	205	988	1,277	751
ING MFS Utilities Portfolio - Service Class	1,043	514	798	342
ING Oppenheimer Main Street
Portfolio® - Institutional Class	2,318	1,130	2,256	731
ING Oppenheimer Main Street Portfolio® - Service Class	145	10	26	-
ING PIMCO High Yield Portfolio - Service Class	1,743	854	3,232	221
ING Pioneer Fund Portfolio - Institutional Class	1,157	6,281	27,628	1,165
ING Pioneer Mid Cap Value Portfolio - Institutional Class	36	-	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	347	19	-	-
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class	5,040	348	944	88
ING T. Rowe Price Equity Income Portfolio - Service Class	2,283	1,364	3,672	1,277
ING Templeton Global Growth Portfolio - Service Class	770	112	-	-
ING UBS U.S. Allocation Portfolio - Service Class	1,285	2,465	9,258	1,863
ING Van Kampen Growth and Income
Portfolio - Service Class	911	825	1,343	30
ING Van Kampen Real Estate Portfolio - Service Class	1,150	136	-	-
ING VP Index Plus International Equity
Portfolio - Service Class	11,980	2,837	-	-
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class	216	4	-	-
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class	426	66	-	-
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class	128	91	33	285
ING American Century Select Portfolio - Initial Class	1,235	17,404	73,411	10,562
ING American Century Small-Mid Cap Value
Portfolio - Service Class	380	459	1,061	532
ING Baron Asset Portfolio - Service Class	6	-	-	-
ING Baron Small Cap Growth Portfolio - Service Class	4,234	1,798	2,989	2,328
ING Columbia Small Cap Value II Portfolio - Service Class	3,874	883	-	-
ING Davis Venture Value Portfolio - Service Class	1,463	478	107	632
ING Fundamental Research Portfolio - Service Class	5	2	15	77

131

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Partners, Inc. (continued):
ING Goldman Sachs® Capital Growth
Portfolio - Service Class	159	282	84	28
ING JPMorgan International Portfolio - Initial Class	10,998	17,853	8,644	12,746
ING JPMorgan Mid Cap Value Portfolio - Service Class	928	629	1,306	1,386
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	764	11,068	1,398	11,296
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class	14,761	3,285	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	57,454	10,203	-	-
ING Neuberger Berman Partners Portfolio - Service Class	32	34	-	-
ING Neuberger Berman Regency Portfolio - Service Class	389	51	-	-
ING OpCap Balanced Value Portfolio - Service Class	61	431	117	823
ING Oppenheimer Global Portfolio - Initial Class	4,381	38,489	187,408	23,573
ING Oppenheimer Strategic Income Portfolio - Initial Class	7,927	18,690	84,226	8,442
ING Oppenheimer Strategic Income Portfolio - Service Class	1	-	-	-
ING PIMCO Total Return Portfolio - Service Class	1,404	513	2,671	829
ING Pioneer High Yield Portfolio - Initial Class	21	-	-	-
ING Solution 2015 Portfolio - Service Class	842	26	66	-
ING Solution 2025 Portfolio - Service Class	779	116	125	-
ING Solution 2035 Portfolio - Service Class	414	2	3	-
ING Solution 2045 Portfolio - Service Class	257	9	3	-
ING Solution Income Portfolio - Service Class	251	3	135	-
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	3,680	21,431	86,742	8,509
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,414	13,679	3,143	16,162
ING Templeton Foreign Equity Portfolio - Service Class	1,223	541	-	-
ING Thornburg Value Portfolio - Initial Class	1,485	7,469	1,515	9,195
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,420	9,449	2,097	8,739
ING UBS U.S. Small Cap Growth Portfolio - Service Class	29	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	374	643	1,711	2,145
ING Van Kampen Equity and Income Portfolio - Initial Class	14,582	27,965	148,217	14,276
ING Van Kampen Equity and Income
Portfolio - Service Class	-	2	83	215
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	2,913	5,562	1,940	4,486
ING VP Strategic Allocation Growth Portfolio - Class I	1,988	3,102	2,838	4,359
ING VP Strategic Allocation Moderate Portfolio - Class I	3,089	5,464	4,560	4,738
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	7,234	63,592	6,935	72,397

132

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	849	4,148	1,330	4,016
ING GET U.S. Core Portfolio - Series 2	452	6,149	816	5,450
ING GET U.S. Core Portfolio - Series 3	985	15,017	1,138	13,881
ING GET U.S. Core Portfolio - Series 4	246	1,155	163	2,388
ING GET U.S. Core Portfolio - Series 5	216	1,043	136	598
ING GET U.S. Core Portfolio - Series 6	2,221	31,834	563	21,242
ING GET U.S. Core Portfolio - Series 7	905	17,775	4,592	19,269
ING GET U.S. Core Portfolio - Series 8	775	7,250	49,464	17,976
ING GET U.S. Core Portfolio - Series 9	317	5,318	33,227	10,052
ING GET U.S. Core Portfolio - Series 10	277	5,558	25,786	4,121
ING GET U.S. Core Portfolio - Series 11	1,354	8,142	26,896	2,660
ING GET U.S. Core Portfolio - Series 12	62,433	19,596	-	-
ING GET U.S. Core Portfolio - Series 13	50,320	5,905	-	-
ING GET U.S. Core Portfolio - Series 14	85	-	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	2,472	5,510	3,206	3,969
ING VP Growth Portfolio - Class I	708	6,119	912	7,119
ING VP Index Plus LargeCap Portfolio - Class I	6,544	34,456	7,508	34,982
ING VP Index Plus MidCap Portfolio - Class I	2,678	4,423	2,760	3,212
ING VP Index Plus SmallCap Portfolio - Class I	1,478	3,350	2,297	1,509
ING VP International Equity Portfolio - Class I	3,100	5,354	4,935	3,404
ING VP Small Company Portfolio - Class I	14,483	18,693	4,343	20,415
ING VP Value Opportunity Portfolio - Class I	662	3,596	1,175	5,184
ING VP Value Opportunity Portfolio - Class S	22	434	1,473	30
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	618	351	122	1
ING VP High Yield Bond Portfolio - Class I	44,546	12,683	-	-
ING VP International Value Portfolio - Class I	3,392	1,506	1,977	1,026
ING VP MidCap Opportunities Portfolio - Class I	243	238	84	77
ING VP MidCap Opportunities Portfolio - Class S	15	3,540	644	1,798
ING VP Real Estate Portfolio - Class I	3,419	1,643	2,005	1,065
ING VP SmallCap Opportunities Portfolio - Class I	517	400	424	1,256
ING VP SmallCap Opportunities Portfolio - Class S	1,148	2,646	1,796	1,547
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	15,374	35,706	10,312	28,520
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	11,667	26,628	16,775	22,531
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	111,544	105,162	101,452	83,773
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	3,922	3,602	3,074	1,041

133

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	663	153,328
Janus Aspen Series Flexible Bond
Portfolio - Institutional Shares	1	-	457	16,221
Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares	-	-	49	79,512
Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares	-	-	712	88,599
Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares	44	44	983	149,645
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC	941	1,738	3,172	1,844
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC	757	2,249	4,486	2,382
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	145	2,106	555	873
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	725	35,338	2,978	6,971
Oppenheimer Global Securities/VA	7	4	4,264	44,923
Oppenheimer Main Street Fund®/VA	1,020	62,056	1,997	14,472
Oppenheimer Main Street Small Cap Fund®/VA	1,015	353	39	-
Oppenheimer Strategic Bond Fund/VA	-	1	10,675	66,179
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,547	484	1,470	442
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	2,774	1,641	3,054	454
Pioneer Fund VCT Portfolio - Class I	163	144	53	26
Pioneer High Yield VCT Portfolio - Class I	466	123	134	202
Pioneer Mid Cap Value VCT Portfolio - Class I	1,364	1,357	2,477	1,481
Wanger Advisors Trust:
Wanger Select	1,994	679	485	210
Wanger U.S. Smaller Companies	675	674	723	304

134

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

6. Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	92,580	46,463	46,117	49,748	1,657,698	(1,607,950)
AIM V.I. Core Equity Fund - Series I Shares	84,914	46,523	38,391	34,668	2,841,990	(2,807,322)
AIM V.I. Government Securities Fund - Series I Shares	14,970	1,043,639	(1,028,669)	111,394	266,580	(155,186)
AIM V.I. Growth Fund - Series I Shares	26,139	94,144	(68,005)	33,399	2,427,643	(2,394,244)
AIM V.I. Premier Equity Fund - Series I Shares	60,389	125,514	(65,125)	39,641	4,036,940	(3,997,299)
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund	438	43,999	(43,561)	940	13,039	(12,099)
American Century VP International Fund	416	64,478	(64,062)	500	9,714	(9,214)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	14,325	37,223	(22,898)	17,046	29,908	(12,862)
Federated Insurance Series:
Federated American Leaders Fund II	18,526	303,213	(284,687)	18,109	579,383	(561,274)
Federated Capital Income Fund II	16,212	64,808	(48,596)	3,910	145,103	(141,193)
Federated Equity Income Fund II	10,626	125,348	(114,722)	19,523	200,782	(181,259)
Federated Fund for U.S. Government Securities II	15,521	128,704	(113,183)	18,334	166,262	(147,928)
Federated High Income Bond Fund II	6,058	87,941	(81,883)	10,837	264,033	(253,196)
Federated International Equity Fund II	18,519	79,329	(60,810)	8,615	124,189	(115,574)
Federated Mid Cap Growth Strategies Fund II	8,541	113,123	(104,582)	12,319	143,240	(130,921)
Federated Prime Money Fund II	120,180	156,608	(36,428)	227,092	295,580	(68,488)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,309,636	3,242,125	(1,932,489)	812,464	2,715,292	(1,902,828)
Fidelity® VIP Growth Portfolio - Initial Class	349,631	6,318,836	(5,969,205)	335,415	2,120,527	(1,785,112)
Fidelity® VIP High Income Portfolio - Initial Class	247,435	4,125,747	(3,878,312)	769,251	1,511,435	(742,184)
Fidelity® VIP Overseas Portfolio - Initial Class	232,320	641,942	(409,622)	169,531	347,015	(177,484)

135

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	3,604	485,811	(482,207)	26,023	174,536	(148,513)
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,878,577	4,107,545	(2,228,968)	2,275,007	1,763,523	511,484
Fidelity® VIP Index 500 Portfolio - Initial Class	152,501	742,599	(590,098)	70,208	802,087	(731,879)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	918	35,843	(34,925)	-	12,868	(12,868)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	58,794	69,498	(10,704)	131,405	147,657	(16,252)
Mutual Shares Securities Fund - Class 2	368,432	23,427	345,005	-	-	-
ING GET Fund:
ING GET Fund - Series L	55,182	4,052,586	(3,997,404)	22,096	1,224,075	(1,201,979)
ING GET Fund - Series M	93,597	6,115,024	(6,021,427)	63,880	1,689,219	(1,625,339)
ING GET Fund - Series N	85,492	4,940,069	(4,854,577)	14,184	1,347,749	(1,333,565)
ING GET Fund - Series P	116,781	3,700,704	(3,583,923)	19,179	1,194,794	(1,175,615)
ING GET Fund - Series Q	64,017	751,278	(687,261)	20,490	581,433	(560,943)
ING GET Fund - Series R	77,905	529,340	(451,435)	25,447	751,470	(726,023)
ING GET Fund - Series S	40,092	819,811	(779,719)	24,936	503,157	(478,221)
ING GET Fund - Series T	60,846	463,767	(402,921)	5,364	393,975	(388,611)
ING GET Fund - Series U	46,087	502,445	(456,358)	3,263	341,837	(338,574)
ING GET Fund - Series V	55,324	1,509,559	(1,454,235)	3,494	1,122,074	(1,118,580)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	130,533	100,902	29,631	18,782	2,674	16,108
ING American Funds Growth Portfolio	1,288,479	528,916	759,563	1,617,062	189,956	1,427,106
ING American Funds Growth-Income Portfolio	1,039,264	572,615	466,649	1,921,039	232,493	1,688,546
ING American Funds International Portfolio	1,415,167	1,511,135	(95,968)	1,716,082	403,359	1,312,723
ING BlackRock Large Cap Growth Portfolio - Service Class	47,654	61,624	(13,970)	149,322	3,292	146,030
ING Evergreen Health Sciences Portfolio - Service Class	39,039	39,777	(738)	52,322	7,335	44,987
ING Evergreen Omega Portfolio - Institutional Class	110,382	530,642	(420,260)	1,671,988	179,863	1,492,125
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,661,269	728,908	2,932,361	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	163,663	68,645	95,018	35,125	5,070	30,055

136

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING FMRSM Large Cap Growth Portfolio - Institutional Class	7,305,134	2,182,792	5,122,342	2,532,679	233,474	2,299,205
ING FMRSM Mid Cap Growth Portfolio - Service Class	15,004	3,835	11,169	-	-	-
ING Franklin Income Portfolio - Service Class	440,424	45,279	395,145	-	-	-
ING Global Real Estate Portfolio - Service Class	170,945	23,108	147,837	-	-	-
ING Global Resources Portfolio - Service Class	211,434	49,408	162,026	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	287,805	79,067	208,738	110,280	-	110,280
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	353,679	199,286	154,393	231,207	36,132	195,075
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	261,091	540,578	(279,487)	874,929	71,882	803,047
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	59,220	33,302	25,918	1,413	-	1,413
ING JPMorgan Value Opportunities Portfolio - Institutional Class	339,351	1,306,883	(967,532)	4,770,224	546,541	4,223,683
ING JPMorgan Value Opportunities Portfolio - Service Class	56,868	(224,458)	281,326	329,401	28,928	300,473
ING Julius Baer Foreign Portfolio - Service Class	1,206,867	286,783	920,084	202,899	60,238	142,661
ING Legg Mason Value Portfolio - Institutional Class	282,264	930,729	(648,465)	3,371,259	372,634	2,998,625
ING Legg Mason Value Portfolio - Service Class	15,605	32,238	(16,633)	65,632	2,124	63,508
ING LifeStyle Aggressive Growth Portfolio - Service Class	95,934	45,711	50,223	57,155	6,797	50,358
ING LifeStyle Growth Portfolio - Service Class	626,958	109,047	517,911	231,510	11,445	220,065
ING LifeStyle Moderate Growth Portfolio - Service Class	1,019,465	157,619	861,846	345,924	13,387	332,537
ING LifeStyle Moderate Portfolio - Service Class	722,826	181,821	541,005	407,876	24,510	383,366
ING Lord Abbett Affiliated Portfolio - Institutional Class	25,319	21,157	4,162	-	-	-
ING Lord Abbett Affiliated Portfolio - Service Class	108,616	9,415	99,201	-	-	-
ING MarketPro Portfolio - Service Class	6,305	4,347	1,958	-	-	-
ING Marsico Growth Portfolio - Service Class	76,537	11,780	64,757	27,551	9,107	18,444
ING Marsico International Opportunities Portfolio - Service Class	719,950	444,269	275,681	703,062	26,427	676,635
ING MFS Total Return Portfolio - Institutional Class	1,149,888	4,358,626	(3,208,738)	14,779,885	870,173	13,909,712
ING MFS Total Return Portfolio - Service Class	7,100	76,483	(69,383)	107,273	74,596	32,677
ING MFS Utilities Portfolio - Service Class	91,812	51,844	39,968	71,129	30,143	40,986
ING Oppenheimer Main Street Portfolio® - Institutional Class	233,877	131,426	102,451	217,358	76,933	140,425
ING Oppenheimer Main Street Portfolio® - Service Class	11,750	834	10,916	2,417	1	2,416

137

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING PIMCO High Yield Portfolio - Service Class	145,941	84,565	61,376	305,296	21,151	284,145
ING Pioneer Fund Portfolio - Institutional Class	184,208	865,091	(680,883)	2,588,080	491,868	2,096,212
ING Pioneer Mid Cap Value Portfolio - Institutional Class	3,418	-	3,418	-	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	34,459	1,865	32,594	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	422,456	36,150	386,306	88,207	8,112	80,095
ING T. Rowe Price Equity Income Portfolio - Service Class	185,270	99,577	85,693	258,854	93,668	165,186
ING Templeton Global Growth Portfolio - Service Class	74,608	12,394	62,214	-	-	-
ING UBS U.S. Allocation Portfolio - Service Class	139,152	243,340	(104,188)	888,465	180,683	707,782
ING Van Kampen Growth and Income Portfolio - Service Class	67,323	72,522	(5,199)	123,758	2,619	121,139
ING Van Kampen Real Estate Portfolio - Service Class	99,413	12,129	87,284	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	1,167,538	280,592	886,946	-	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	21,234	141	21,093	-	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	41,907	6,168	35,739	-	-	-
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	10,132	7,546	2,586	2,967	26,164	(23,197)
ING American Century Select Portfolio - Initial Class	298,883	2,259,209	(1,960,326)	7,515,897	1,461,590	6,054,307
ING American Century Small-Mid Cap Value Portfolio - Service Class	26,456	31,307	(4,851)	72,064	42,372	29,692
ING Baron Asset Portfolio - Service Class	660	-	660	-	-	-
ING Baron Small Cap Growth Portfolio - Service Class	431,471	138,219	293,252	230,842	182,840	48,002
ING Columbia Small Cap Value II Portfolio - Service Class	422,497	95,227	327,270	-	-	-
ING Davis Venture Value Portfolio - Service Class	131,406	41,614	89,792	10,531	56,264	(45,733)
ING Fundamental Research Portfolio - Service Class	433	132	301	1,271	6,748	(5,477)
ING Goldman Sachs® Capital Growth Portfolio - Service Class	14,211	24,990	(10,779)	8,093	2,444	5,649
ING JPMorgan International Portfolio - Initial Class	1,099,915	1,732,653	(632,738)	899,932	1,162,788	(262,856)
ING JPMorgan Mid Cap Value Portfolio - Service Class	58,596	39,225	19,371	78,458	96,228	(17,770)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	33,240	963,168	(929,928)	203,422	1,066,012	(862,590)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	1,486,067	379,201	1,106,866	-	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	5,906,225	1,677,840	4,228,385	-	-	-

138

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Neuberger Berman Partners Portfolio - Service Class	-	-	-	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	41,847	5,154	36,693	-	-	-
ING OpCap Balanced Value Portfolio - Service Class	5,375	35,962	(30,587)	11,290	70,602	(59,312)
ING Oppenheimer Global Portfolio - Initial Class	1,384,062	4,335,873	(2,951,811)	18,556,907	2,783,149	15,773,758
ING Oppenheimer Strategic Income Portfolio - Initial Class	1,653,641	2,892,553	(1,238,912)	8,622,398	1,420,227	7,202,171
ING Oppenheimer Strategic Income Portfolio - Service Class	104	12	92	-	-	-
ING PIMCO Total Return Portfolio - Service Class	116,617	45,385	71,232	223,918	71,567	152,351
ING Pioneer High Yield Portfolio - Initial Class	2,012	-	2,012	-	-	-
ING Solution 2015 Portfolio - Service Class	77,247	1,824	75,423	6,346	1	6,345
ING Solution 2025 Portfolio - Service Class	68,608	10,121	58,487	11,412	-	11,412
ING Solution 2035 Portfolio - Service Class	35,985	16	35,969	292	-	292
ING Solution 2045 Portfolio - Service Class	21,562	694	20,868	274	-	274
ING Solution Income Portfolio - Service Class	23,940	61	23,879	13,351	-	13,351
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	655,299	2,225,282	(1,569,983)	8,805,255	947,908	7,857,347
ING T. Rowe Price Growth Equity Portfolio - Initial Class	181,490	1,030,023	(848,533)	184,654	679,236	(494,582)
ING Templeton Foreign Equity Portfolio - Service Class	121,652	57,782	63,870	-	-	-
ING Thornburg Value Portfolio - Initial Class	186,254	842,067	(655,813)	-	-	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	240,706	826,277	(585,571)	279,925	805,878	(525,953)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	3,025	-	3,025	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	20,906	51,580	(30,674)	131,778	178,255	(46,477)
ING Van Kampen Equity and Income Portfolio - Initial Class	1,765,245	3,455,165	(1,689,920)	15,080,989	1,618,680	13,462,309
ING Van Kampen Equity and Income Portfolio - Service Class	-	144	(144)	7,493	19,672	(12,179)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	106,992	305,936	(198,944)	103,804	233,957	(130,153)
ING VP Strategic Allocation Growth Portfolio - Class I	97,344	378,089	(280,745)	198,978	336,818	(137,840)
ING VP Strategic Allocation Moderate Portfolio - Class I	113,822	650,543	(536,721)	310,178	422,143	(111,965)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	486,888	4,596,670	(4,109,782)	342,285	3,086,693	(2,744,408)

139

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	66,112	415,971	(349,859)	2,087	351,939	(349,852)
ING GET U.S. Core Portfolio - Series 2	29,066	606,864	(577,798)	3	506,908	(506,905)
ING GET U.S. Core Portfolio - Series 3	72,260	1,501,908	(1,429,648)	29,043	1,338,384	(1,309,341)
ING GET U.S. Core Portfolio - Series 4	21,689	121,919	(100,230)	1,470	219,874	(218,404)
ING GET U.S. Core Portfolio - Series 5	30,562	120,688	(90,126)	2,623	50,850	(48,227)
ING GET U.S. Core Portfolio - Series 6	346,626	3,276,039	(2,929,413)	44,663	2,003,966	(1,959,303)
ING GET U.S. Core Portfolio - Series 7	73,803	1,708,042	(1,634,239)	4,139	1,407,909	(1,403,770)
ING GET U.S. Core Portfolio - Series 8	72,599	717,373	(644,774)	3,785,943	589,195	3,196,748
ING GET U.S. Core Portfolio - Series 9	12,821	493,908	(481,087)	2,604,393	267,292	2,337,101
ING GET U.S. Core Portfolio - Series 10	63,543	566,967	(503,424)	2,201,782	26,163	2,175,619
ING GET U.S. Core Portfolio - Series 11	215,836	858,074	(642,238)	2,718,871	293,740	2,425,131
ING GET U.S. Core Portfolio - Series 12	6,491,180	2,117,985	4,373,195	-	-	-
ING GET U.S. Core Portfolio - Series 13	5,119,991	703,790	4,416,201	-	-	-
ING GET U.S. Core Portfolio - Series 14	8,524	-	8,524	-	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	816,102	1,521,547	(705,445)	968,886	1,209,074	(240,188)
ING VP Growth Portfolio - Class I	167,101	711,986	(544,885)	101,929	624,125	(522,196)
ING VP Index Plus LargeCap Portfolio - Class I	759,224	5,172,853	(4,413,629)	627,171	2,385,012	(1,757,841)
ING VP Index Plus MidCap Portfolio - Class I	83,080	220,170	(137,090)	88,345	173,630	(85,285)
ING VP Index Plus SmallCap Portfolio - Class I	74,547	210,429	(135,882)	127,318	105,604	21,714
ING VP International Equity Portfolio - Class I	220,418	611,643	(391,225)	603,639	493,272	110,367
ING VP Small Company Portfolio - Class I	449,407	1,391,310	(941,903)	382,466	1,231,241	(848,775)
ING VP Value Opportunity Portfolio - Class I	39,508	193,534	(154,026)	57,072	282,867	(225,795)
ING VP Value Opportunity Portfolio - Class S	512	40,156	(39,644)	147,449	2,903	144,546
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	48,880	28,893	19,987	10,628	79	10,549
ING VP High Yield Bond Portfolio - Class I	4,551,841	1,661,738	2,890,103	-	-	-
ING VP International Value Portfolio - Class I	207,675	110,561	97,114	166,870	110,767	56,103

140

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Products Trust (continued):
ING VP MidCap Opportunities Portfolio - Class I	20,756	20,246	510	7,978	6,931	1,047
ING VP MidCap Opportunities Portfolio - Class S	35,984	367,426	(331,442)	96,196	202,042	(105,846)
ING VP Real Estate Portfolio - Class I	193,902	103,547	90,355	140,119	73,986	66,133
ING VP SmallCap Opportunities Portfolio - Class I	59,563	44,780	14,783	60,199	177,852	(117,653)
ING VP SmallCap Opportunities Portfolio - Class S	193,735	374,814	(181,079)	299,323	254,247	45,076
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	772,060	3,381,954	(2,609,894)	657,701	1,329,855	(672,154)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	1,126,889	2,599,443	(1,472,554)	1,060,596	1,517,043	(456,447)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	17,777,519	17,763,395	14,124	10,871,993	8,899,937	1,972,056
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	154,048	162,723	(8,675)	140,558	52,676	87,882
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	74,590	74,590	-	89,907	9,253,448	(9,163,541)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	5,562	5,562	-	26,415	819,619	(793,204)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	3	-	3	26,815	6,692,994	(6,666,179)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	57,004	57,003	1	169,141	7,399,699	(7,230,558)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	91,729	91,729	-	146,619	11,080,434	(10,933,815)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	68,004	156,273	(88,269)	246,411	168,534	77,877
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	40,441	169,160	(128,719)	345,492	203,706	141,786
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	2,064	150,320	(148,256)	28,424	61,471	(33,047)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Fund/VA Total	68,088	3,088,992	(3,020,904)	548,354	923,299	(374,945)
Oppenheimer Global Securities/VA	1,989	2,030	(41)	206,156	2,275,588	(2,069,432)
Oppenheimer Main Street Fund®/VA	113,387	5,519,682	(5,406,295)	230,573	1,335,796	(1,105,223)

141

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Oppenheimer Variable Account Funds (continued):
Oppenheimer Main Street Small Cap Fund®/VA	83,589	33,133	50,456	3,460	-	3,460
Oppenheimer Strategic Bond Fund/VA	56,977	57,032	(55)	675,728	4,613,488	(3,937,760)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	146,416	62,050	84,366	130,830	39,747	91,083
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	215,251	145,135	70,116	269,584	48,415	221,169
Pioneer Fund VCT Portfolio - Class I	14,364	12,425	1,939	4,943	2,546	2,397
Pioneer High Yield VCT Portfolio - Class I	40,384	11,223	29,161	11,091	18,953	(7,862)
Pioneer Mid Cap Value VCT Portfolio - Class I	37,510	97,389	(59,879)	156,425	103,640	52,785
Wanger Advisors Trust:
Wanger Select	157,776	61,767	96,009	40,727	18,344	22,383
Wanger U.S. Smaller Companies	53,528	55,033	(1,505)	59,152	24,513	34,639

142

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

7. Unit Summary

A summary of units outstanding at December 31, 2006 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Annuity contracts in payout	9,647.547	$11.49 to $12.95	$ 119,984
Contracts in accumulation period:
Non-Qualified V	9,922.940	10.41	103,298
Non-Qualified V (0.75)	72,694.221	10.82	786,551
Non-Qualified IX	1,299.361	10.21	13,266
Non-Qualified XII	4,994.502	10.78	53,841
	98,558.571		$ 1,076,940

AIM V.I. Core Equity Fund - Series I Shares
Annuity contracts in payout	14,949.461	$12.57 to $13.27	$ 197,850
Contracts in accumulation period:
Non-Qualified V	34,848.251	9.96	347,089
Non-Qualified V (0.75)	103,106.080	10.35	1,067,148
Non-Qualified IX	853.713	9.77	8,341
Non-Qualified XII	221.432	10.31	2,283
	153,978.937		$ 1,622,711

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	5,431.625	$ 24.37	$ 132,369
Non-Qualified V (0.75)	22,681.639	25.73	583,599
Non-Qualified VII	46,852.849	13.48	631,576
Non-Qualified VIII	55,126.116	13.67	753,574
	130,092.229		$ 2,101,118

Federated American Leaders Fund II
Annuity contracts in payout	1,546.188	$ 30.69	$ 47,453
Contracts in accumulation period:
Non-Qualified VII	819,868.861	30.17	24,735,444
Non-Qualified VIII	107.597	21.90	2,356
	821,522.646		$ 24,785,253

Federated Capital Income Fund II
Contracts in accumulation period:
Annuity contracts in payout	579.943	$ 16.80	$ 9,743
Non-Qualified VII	183,289.679	16.52	3,027,945
Non-Qualified VIII	60.873	13.86	844
	183,930.495		$ 3,038,532

Federated Equity Income Fund II
Contracts in accumulation period:
Annuity contracts in payout	7,479.160	$ 14.60	$ 109,196
Non-Qualified VII	358,466.073	16.98	6,086,754
	365,945.233		$ 6,195,950

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	145,843.897	$ 16.35	$ 2,384,548
	145,843.897		$ 2,384,548

143

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated High Income Bond Fund II
Annuity contracts in payout	2,139.725	$ 19.91	$ 42,602
Contracts in accumulation period:
Non-Qualified VII	331,184.884	19.57	6,481,288
	333,324.609		$ 6,523,890

Federated International Equity Fund II
Annuity contracts in payout	1,139.089	$ 20.35	$ 23,180
Contracts in accumulation period:
Non-Qualified VII	191,000.144	20.00	3,820,003
Non-Qualified VIII	118.672	18.60	2,207
	192,257.905		$ 3,845,390

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	253,185.314	$ 25.41	$ 6,433,439
	253,185.314		$ 6,433,439

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	160,927.410	$ 13.06	$ 2,101,712
	160,927.410		$ 2,101,712

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	390,752.662	$ 26.50	$ 10,354,946
Non-Qualified V (0.75)	747,829.803	27.98	20,924,278
Non-Qualified VII	1,992,501.966	31.39	62,544,637
Non-Qualified VIII	495,273.367	22.74	11,262,516
Non-Qualified IX	16,563.181	25.86	428,324
Non-Qualified X	35,908.869	26.50	951,585
Non-Qualified XII	6,090.701	15.94	97,086
Non-Qualified XIII	1,684,052.691	15.46	26,035,455
Non-Qualified XIV	1,930,750.460	15.06	29,077,102
Non-Qualified XV	537,979.042	14.87	7,999,748
Non-Qualified XVI	632,444.967	14.25	9,012,341
Non-Qualified XVIII	131,926.101	13.85	1,827,176
Non-Qualified XIX	503,930.956	13.98	7,044,955
Non-Qualified XX	11,870.773	16.73	198,598
	9,117,875.539		$ 187,758,747

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	248,284.753	$ 18.95	$ 4,704,996
Non-Qualified V (0.75)	455,287.989	20.01	9,110,313
Non-Qualified IX	8,618.849	18.49	159,363
Non-Qualified X	6,351.947	18.95	120,369
Non-Qualified XII	7,415.057	12.05	89,351
Non-Qualified XX	2,235.383	13.85	30,960
	728,193.978		$ 14,215,352

144

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout	19,860.998	$10.55 to $12.08	$ 222,823
	19,860.998		$ 222,823

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	129,186.268	$ 20.71	$ 2,675,448
Non-Qualified V (0.75)	243,288.579	21.87	5,320,721
Non-Qualified IX	1,541.825	20.22	31,176
Non-Qualified X	17,028.895	20.71	352,668
Non-Qualified XII	720.571	15.20	10,953
Non-Qualified XX	7,070.145	18.70	132,212
	398,836.283		$ 8,523,178

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	603,500.339	$ 31.94	$ 19,275,801
Non-Qualified V (0.75)	1,070,930.979	33.72	36,111,793
Non-Qualified VII	2,031,366.793	34.95	70,996,269
Non-Qualified VIII	414,221.958	28.30	11,722,481
Non-Qualified IX	22,815.134	31.18	711,376
Non-Qualified X	24,115.080	31.94	770,236
Non-Qualified XII	96,425.939	18.77	1,809,915
Non-Qualified XIII	2,563,000.455	17.46	44,749,988
Non-Qualified XIV	2,663,915.219	17.02	45,339,837
Non-Qualified XV	807,318.868	16.80	13,562,957
Non-Qualified XVI	754,711.393	13.33	10,060,303
Non-Qualified XVIII	217,382.329	12.95	2,815,101
Non-Qualified XIX	651,276.109	13.08	8,518,692
Non-Qualified XX	55,171.453	17.95	990,328
Non-Qualified XXII	2,363.960	10.91	25,791
	11,978,516.008		$ 267,460,868

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	1,644,684.669	$ 26.13	$ 42,975,610
Non-Qualified VIII	302,826.561	22.03	6,671,269
	1,947,511.230		$ 49,646,879

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	70,533.788	$ 17.16	$ 1,210,360
	70,533.788		$ 1,210,360

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	76,451.538	$ 18.25	$ 1,395,241
Non-Qualified V (0.75)	182,313.257	18.76	3,420,197
Non-Qualified IX	2,890.014	18.01	52,049
Non-Qualified XII	828.254	18.71	15,497
Non-Qualified XX	4,657.871	18.39	85,658
	267,140.934		$ 4,968,642

145

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Mutual Shares Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified XIII	47,950.005	$ 10.91	$ 523,135
Non-Qualified XIV	148,630.443	10.89	1,618,586
Non-Qualified XV	17,738.983	10.88	193,000
Non-Qualified XVI	13,640.322	10.88	148,407
Non-Qualified XVIII	15,279.108	10.84	165,626
Non-Qualified XIX	101,765.838	10.86	1,105,177
	345,004.699		$ 3,753,931

ING GET Fund - Series Q
Contracts in accumulation period:
Non-Qualified VII	42,449.758	$ 10.69	$ 453,788
Non-Qualified VIII	14,556.577	10.78	156,920
Non-Qualified XIII	428,240.131	10.94	4,684,947
Non-Qualified XIV	298,730.668	10.78	3,220,317
Non-Qualified XV	30,933.253	10.69	330,676
Non-Qualified XVI	742,537.187	10.67	7,922,872
Non-Qualified XVIII	211,196.244	10.42	2,200,665
Non-Qualified XIX	645,229.403	10.50	6,774,909
	2,413,873.221		$ 25,745,094

ING GET Fund - Series R
Contracts in accumulation period:
Non-Qualified VII	60,492.609	$ 11.08	$ 670,258
Non-Qualified VIII	6,184.409	11.16	69,018
Non-Qualified XIII	355,048.216	11.32	4,019,146
Non-Qualified XIV	215,622.514	11.16	2,406,347
Non-Qualified XV	30,249.190	11.08	335,161
Non-Qualified XVI	538,383.052	11.05	5,949,133
Non-Qualified XVIII	185,858.873	10.81	2,009,134
Non-Qualified XIX	582,604.797	10.89	6,344,566
	1,974,443.660		$ 21,802,763

ING GET Fund - Series S
Contracts in accumulation period:
Non-Qualified V	12,978.814	$ 11.25	$ 146,012
Non-Qualified V (0.75)	71,246.944	11.51	820,052
Non-Qualified VII	166,359.573	11.05	1,838,273
Non-Qualified VIII	34,094.581	11.13	379,473
Non-Qualified XIII	226,213.301	11.28	2,551,686
Non-Qualified XIV	207,916.956	11.13	2,314,116
Non-Qualified XV	52,220.227	11.05	577,034
Non-Qualified XVI	551,078.967	11.03	6,078,401
Non-Qualified XVIII	228,986.578	10.80	2,473,055
Non-Qualified XIX	663,458.949	10.87	7,211,799
	2,214,554.890		$ 24,389,901

146

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series T
Contracts in accumulation period:
Non-Qualified VII	79,202.510	$ 10.99	$ 870,436
Non-Qualified VIII	21,591.566	11.06	238,803
Non-Qualified XIII	239,990.500	11.20	2,687,894
Non-Qualified XIV	130,250.259	11.06	1,440,568
Non-Qualified XV	77,541.414	10.99	852,180
Non-Qualified XVI	581,466.093	10.96	6,372,868
Non-Qualified XVIII	155,655.514	10.75	1,673,297
Non-Qualified XIX	609,998.494	10.82	6,600,184
	1,895,696.350		$ 20,736,230

ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	35,151.851	$ 11.21	$ 394,052
Non-Qualified VIII	9,745.832	11.28	109,933
Non-Qualified XIII	234,958.283	11.42	2,683,224
Non-Qualified XIV	106,750.336	11.28	1,204,144
Non-Qualified XV	36,194.202	11.21	405,737
Non-Qualified XVI	715,155.996	11.19	8,002,596
Non-Qualified XVIII	133,816.567	10.98	1,469,306
Non-Qualified XIX	485,933.661	11.05	5,369,567
	1,757,706.728		$ 19,638,559

ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	76,180.077	$ 9.90	$ 754,183
Non-Qualified VIII	17,290.064	9.96	172,209
Non-Qualified XIII	316,324.321	10.07	3,185,386
Non-Qualified XIV	144,310.216	9.96	1,437,330
Non-Qualified XV	77,817.743	9.90	770,396
Non-Qualified XVI	1,134,993.048	9.88	11,213,731
Non-Qualified XVIII	118,734.573	9.71	1,152,913
Non-Qualified XIX	1,231,572.281	9.77	12,032,461
	3,117,222.323		$ 30,718,609

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,140.954	$ 12.53	$ 164,656
Non-Qualified V (0.75)	30,827.347	12.64	389,658
Non-Qualified IX	240.852	12.48	3,006
Non-Qualified XX	1,529.656	12.60	19,274
	45,738.809		$ 576,594

147

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth Portfolio
Annuity contracts in payout	121,636.389	$ 13.33	$ 1,621,413
Contracts in accumulation period:
Non-Qualified XIII	788,860.469	13.06	10,302,518
Non-Qualified XIV	630,881.609	12.98	8,188,843
Non-Qualified XV	257,030.319	12.94	3,325,972
Non-Qualified XVI	311,106.635	12.92	4,019,498
Non-Qualified XVIII	99,587.888	12.80	1,274,725
Non-Qualified XIX	252,206.607	12.84	3,238,333
	2,461,309.916		$ 31,971,302

ING American Funds Growth-Income Portfolio
Annuity contracts in payout	170,013.166	$ 12.53	$ 2,130,265
Contracts in accumulation period:
Non-Qualified XIII	641,966.766	12.28	7,883,352
Non-Qualified XIV	804,970.271	12.20	9,820,637
Non-Qualified XV	346,846.531	12.16	4,217,654
Non-Qualified XVI	195,962.060	12.15	2,380,939
Non-Qualified XVIII	101,812.934	12.03	1,224,810
Non-Qualified XIX	255,885.064	12.07	3,088,533
	2,517,456.792		$ 30,746,190

ING American Funds International Portfolio
Annuity contracts in payout	56,121.935	$ 15.16	$ 850,809
Contracts in accumulation period:
Non-Qualified XIII	531,720.015	14.89	7,917,311
Non-Qualified XIV	701,548.466	14.80	10,382,917
Non-Qualified XV	217,631.102	14.75	3,210,059
Non-Qualified XVI	216,023.566	14.73	3,182,027
Non-Qualified XVIII	97,070.331	14.59	1,416,256
Non-Qualified XIX	274,663.005	14.64	4,021,066
	2,094,778.420		$ 30,980,445

ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	31,115.539	$ 12.38	$ 385,210
Non-Qualified XIV	56,471.743	12.32	695,732
Non-Qualified XV	10,327.755	12.29	126,928
Non-Qualified XVI	21,865.111	12.28	268,504
Non-Qualified XVIII	4,032.937	12.18	49,121
Non-Qualified XIX	8,246.631	12.21	100,691
	132,059.716		$ 1,626,186

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,052.801	$ 12.60	$ 76,265
Non-Qualified V (0.75)	37,990.882	12.71	482,864
Non-Qualified XX	205.986	12.67	2,610
	44,249.669		$ 561,739

148

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Institutional Class
Annuity contracts in payout	87,994.660	$10.79 to $11.30	$ 993,974
Contracts in accumulation period:
Non-Qualified VII	371,565.507	10.62	3,946,026
Non-Qualified VIII	2,884.667	10.64	30,693
Non-Qualified XIII	212,780.775	11.92	2,536,347
Non-Qualified XIV	265,687.895	11.86	3,151,058
Non-Qualified XV	139,308.671	11.83	1,648,022
Non-Qualified XVI	63,144.548	11.82	746,369
Non-Qualified XVIII	48,619.459	11.73	570,306
Non-Qualified XIX	66,110.873	11.76	777,464
	1,258,097.055		$ 14,400,259

ING FMRSM Diversified Mid Cap
Portfolio - Institutional Class
Annuity contracts in payout	180,106.756	$ 9.94	$ 1,790,261
Contracts in accumulation period:
Non-Qualified VII	661,410.873	9.86	6,521,511
Non-Qualified VIII	229,475.589	9.87	2,264,924
Non-Qualified XIII	625,810.447	9.89	6,189,265
Non-Qualified XIV	667,245.719	9.87	6,585,715
Non-Qualified XV	158,234.183	9.86	1,560,189
Non-Qualified XVI	173,663.242	9.85	1,710,583
Non-Qualified XVIII	95,740.526	9.82	940,172
Non-Qualified XIX	140,674.155	9.83	1,382,827
	2,932,361.490		$ 28,945,447

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	21,887.575	$ 13.07	$ 286,071
Non-Qualified V (0.75)	62,389.174	13.18	822,289
Non-Qualified IX	3,956.535	13.01	51,475
Non-Qualified XII	12,399.384	13.17	163,300
Non-Qualified XX	24,439.859	13.13	320,895
	125,072.527		$ 1,644,030

ING FMRSM Large Cap Growth
Portfolio - Institutional Class
Annuity contracts in payout	98,353.139	$ 10.71	$ 1,053,362
Contracts in accumulation period:
Non-Qualified VII	3,186,485.580	10.04	31,992,315
Non-Qualified VIII	418,621.803	10.06	4,211,335
Non-Qualified XIII	1,280,434.039	10.77	13,790,275
Non-Qualified XIV	1,283,910.549	10.71	13,750,682
Non-Qualified XV	387,223.407	10.69	4,139,418
Non-Qualified XVI	388,421.079	10.68	4,148,337
Non-Qualified XVIII	128,758.551	10.60	1,364,841
Non-Qualified XIX	355,167.797	10.62	3,771,882
	7,527,375.944		$ 78,222,447

149

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	313.976	$ 9.83	$ 3,086
Non-Qualified XIV	1,609.541	9.81	15,790
Non-Qualified XV	5,112.663	9.80	50,104
Non-Qualified XVI	537.484	9.80	5,267
Non-Qualified XVIII	984.861	9.77	9,622
Non-Qualified XIX	2,610.615	9.78	25,532
	11,169.140		$ 109,401

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	63,272.718	$ 10.96	$ 693,469
Non-Qualified XIV	80,342.771	10.94	878,950
Non-Qualified XV	33,372.916	10.93	364,766
Non-Qualified XVI	47,431.591	10.92	517,953
Non-Qualified XVIII	16,200.655	10.89	176,425
Non-Qualified XIX	154,523.883	10.90	1,684,310
	395,144.534		$ 4,315,873

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	70,365.760	$ 13.67	$ 961,900
Non-Qualified XIV	12,418.046	13.64	169,382
Non-Qualified XV	18,345.565	13.62	249,867
Non-Qualified XVI	24,380.841	13.62	332,067
Non-Qualified XVIII	11,300.886	13.58	153,466
Non-Qualified XIX	11,025.899	13.59	149,842
	147,836.997		$ 2,016,524

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	58,434.901	$ 9.96	$ 582,012
Non-Qualified XIV	39,399.017	9.94	391,626
Non-Qualified XV	17,201.284	9.93	170,809
Non-Qualified XVI	23,941.586	9.92	237,501
Non-Qualified XVIII	6,435.932	9.89	63,651
Non-Qualified XIX	16,613.138	9.90	164,470
	162,025.858		$ 1,610,069

150

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	231,336.066	$ 14.73	$ 3,407,580
Non-Qualified VIII	23,921.038	14.76	353,075
Non-Qualified XIII	21,252.132	11.42	242,699
Non-Qualified XIV	7,879.966	11.40	89,832
Non-Qualified XV	11,376.769	11.39	129,581
Non-Qualified XVI	17,156.658	11.38	195,243
Non-Qualified XVIII	1,018.450	11.35	11,559
Non-Qualified XIX	5,076.886	11.36	57,673
	319,017.965		$ 4,487,242

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	43,809.750	$ 17.98	$ 787,699
Non-Qualified V (0.75)	280,745.295	18.13	5,089,912
Non-Qualified IX	18,581.799	17.90	332,614
Non-Qualified XX	6,331.079	18.07	114,403
	349,467.923		$ 6,324,628

ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	172,618.227	$ 13.25	$ 2,287,192
Non-Qualified XIV	166,053.898	13.19	2,190,251
Non-Qualified XV	44,227.930	13.15	581,597
Non-Qualified XVI	51,886.048	13.14	681,783
Non-Qualified XVIII	15,431.152	13.04	201,222
Non-Qualified XIX	73,342.674	13.07	958,589
	523,559.929		$ 6,900,634

ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,012.232	$ 13.01	$ 52,199
Non-Qualified V (0.75)	21,119.476	13.12	277,088
Non-Qualified XX	2,199.494	13.08	28,769
	27,331.202		$ 358,056

ING JPMorgan Value Opportunities
Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	1,058,261.067	$ 12.76	$ 13,503,411
Non-Qualified XIV	990,414.949	12.69	12,568,366
Non-Qualified XV	293,319.042	12.66	3,713,419
Non-Qualified XVI	441,031.858	12.65	5,579,053
Non-Qualified XVIII	115,164.974	12.55	1,445,320
Non-Qualified XIX	357,959.476	12.59	4,506,710
	3,256,151.366		$ 41,316,279

151

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	258,379.364	$ 12.59	$ 3,252,996
Non-Qualified VIII	22,946.966	12.62	289,591
	281,326.330		$ 3,542,587

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,949.079	$ 16.98	$ 287,795
Non-Qualified V (0.75)	316,711.252	17.21	5,450,601
Non-Qualified IX	26.507	16.87	447
Non-Qualified XIII	336,503.780	10.86	3,654,431
Non-Qualified XIV	119,793.389	10.84	1,298,560
Non-Qualified XV	82,997.629	10.83	898,864
Non-Qualified XVI	123,278.652	10.83	1,335,108
Non-Qualified XVIII	64,719.472	10.79	698,323
Non-Qualified XIX	19,852.762	10.80	214,410
Non-Qualified XX	2,528.974	17.12	43,296
	1,083,361.496		$ 13,881,835

ING Legg Mason Value Portfolio - Institutional Class
Annuity contracts in payout	177,177.619	$ 12.46	$ 2,207,633
Contracts in accumulation period:
Non-Qualified XIII	644,824.455	12.20	7,866,858
Non-Qualified XIV	973,370.733	12.12	11,797,253
Non-Qualified XV	401,590.851	12.08	4,851,217
Non-Qualified XVI	176,588.862	12.06	2,129,662
Non-Qualified XVIII	56,437.897	11.95	674,433
Non-Qualified XIX	206,110.781	11.99	2,471,268
	2,636,101.198		$ 31,998,324

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,092.031	$ 12.08	$ 37,352
Non-Qualified V (0.75)	43,045.148	12.18	524,290
Non-Qualified XX	737.619	12.14	8,955
	46,874.798		$ 570,597

ING LifeStyle Aggressive Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	21,109.267	$ 12.38	261,333
Non-Qualified XIV	42,860.165	12.33	528,466
Non-Qualified XV	11,252.975	12.31	138,524
Non-Qualified XVI	9,432.957	12.30	116,025
Non-Qualified XIX	15,925.580	12.25	195,088
	100,580.944		1,239,436

152

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	171,376.488	$ 11.98	$ 2,053,090
Non-Qualified XIV	146,098.622	11.93	1,742,957
Non-Qualified XV	80,756.868	11.91	961,814
Non-Qualified XVI	93,833.542	11.90	1,116,619
Non-Qualified XVIII	113,360.549	11.83	1,341,055
Non-Qualified XIX	132,550.685	11.85	1,570,726
	737,976.754		$ 8,786,261

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	290,252.412	$ 11.63	$ 3,375,636
Non-Qualified XIV	338,282.434	11.58	3,917,311
Non-Qualified XV	76,688.928	11.56	886,524
Non-Qualified XVI	261,810.648	11.55	3,023,913
Non-Qualified XVIII	78,665.963	11.48	903,085
Non-Qualified XIX	148,682.445	11.50	1,709,848
	1,194,382.830		$ 13,816,317

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	119,485.635	$ 11.34	$ 1,354,967
Non-Qualified XIV	316,791.532	11.29	3,576,576
Non-Qualified XV	113,922.676	11.27	1,283,909
Non-Qualified XVI	148,401.342	11.26	1,670,999
Non-Qualified XVIII	44,156.046	11.19	494,106
Non-Qualified XIX	181,613.705	11.22	2,037,706
	924,370.936		$ 10,418,263

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	3,699.408	$ 10.79	$ 39,917
Non-Qualified V (0.75)	462.567	10.83	5,010
	4,161.975		$ 44,927

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	6,195.030	$ 10.82	$ 67,030
Non-Qualified XIV	49,788.656	10.80	537,717
Non-Qualified XV	22,621.021	10.79	244,081
Non-Qualified XVI	15,519.209	10.79	167,452
Non-Qualified XVIII	497.190	10.75	5,345
Non-Qualified XIX	4,579.797	10.77	49,324
	99,200.903		$ 1,070,949

153

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MarketPro Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XV	1,958.410	$ 10.45	$ 20,465
	1,958.410		$ 20,465

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,390.432	$ 11.80	$ 158,007
Non-Qualified V (0.75)	30,456.902	11.90	362,437
Non-Qualified XIII	18,994.343	10.11	192,033
Non-Qualified XIV	7,359.747	10.09	74,260
Non-Qualified XV	3,747.411	10.08	37,774
Non-Qualified XVI	4,273.523	10.08	43,077
Non-Qualified XVIII	2,804.419	10.05	28,184
Non-Qualified XIX	2,173.750	10.06	21,868
	83,200.527		$ 917,640

ING Marsico International Opportunities
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	15,977.665	$ 15.22	$ 243,180
Non-Qualified V (0.75)	82,641.042	15.35	1,268,540
Non-Qualified VII	182,540.129	10.69	1,951,354
Non-Qualified VIII	13,425.135	10.70	143,649
Non-Qualified IX	3,703.912	15.16	56,151
Non-Qualified XII	1,619.387	15.34	24,841
Non-Qualified XIII	243,015.839	15.30	3,718,142
Non-Qualified XIV	184,872.819	15.22	2,813,764
Non-Qualified XV	53,515.060	15.18	812,359
Non-Qualified XVI	84,239.773	15.17	1,277,917
Non-Qualified XVIII	19,715.559	15.06	296,916
Non-Qualified XIX	66,928.619	15.09	1,009,953
Non-Qualified XX	120.479	15.30	1,843
	952,315.418		$ 13,618,609

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	2,103,047.402	$ 11.53	$ 24,248,137
Non-Qualified VIII	584,339.014	11.56	6,754,959
Non-Qualified XIII	2,289,414.558	11.62	26,602,997
Non-Qualified XIV	2,874,990.044	11.56	33,234,885
Non-Qualified XV	882,542.133	11.53	10,175,711
Non-Qualified XVI	1,085,679.131	11.52	12,507,024
Non-Qualified XVIII	176,475.024	11.43	2,017,110
Non-Qualified XIX	704,486.808	11.46	8,073,419
	10,700,974.114		$ 123,614,242

154

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,328.310	$ 13.92	$ 380,410
Non-Qualified V (0.75)	81,054.788	14.17	1,148,546
Non-Qualified IX	681.190	14.37	9,789
Non-Qualified X	947.930	13.92	13,195
Non-Qualified XII	2,064.733	14.15	29,216
Non-Qualified XX	5,429.750	14.07	76,397
	117,506.701		$ 1,657,553

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,745.560	$ 14.74	$ 187,870
Non-Qualified V (0.75)	65,923.600	14.86	979,625
Non-Qualified IX	2,285.450	14.68	33,550
	80,954.610		$ 1,201,045

ING Oppenheimer Main Street Portfolio® - Institutional Class
Annuity contracts in payout	3,238.148	$ 12.19	$ 39,473
Contracts in accumulation period:
Non-Qualified VII	53,331.457	12.55	669,310
Non-Qualified VIII	12,734.913	12.58	160,205
Non-Qualified XIII	38,762.635	12.64	489,960
Non-Qualified XIV	57,034.401	12.58	717,493
Non-Qualified XV	15,518.421	12.55	194,756
Non-Qualified XVI	26,216.833	12.54	328,759
Non-Qualified XVIII	11,617.979	12.44	144,528
Non-Qualified XIX	27,882.049	12.47	347,689
	246,336.836		$ 3,092,173

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	13,332.004	$ 12.57	$ 167,583
	13,332.004		$ 167,583

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,216.862	$ 11.28	$ 205,486
Non-Qualified V (0.75)	113,284.002	11.37	1,288,039
Non-Qualified VII	201,989.681	11.29	2,280,463
Non-Qualified VIII	5,994.184	11.32	67,854
Non-Qualified IX	5,216.875	11.23	58,586
Non-Qualified XX	819.494	11.33	9,285
Non-Qualified XXII	822.354	10.55	8,676
	346,343.452		$ 3,918,389

155

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Fund Portfolio - Institutional Class
Annuity contracts in payout	351,040.264	$11.79 to $12.71	$ 4,392,039
Contracts in accumulation period:
Non-Qualified V	4,375.309	10.79	47,210
Non-Qualified V (0.75)	3,380.655	10.83	36,612
Non-Qualified IX	234.297	10.78	2,526
Non-Qualified XIII	459,403.103	12.77	5,866,578
Non-Qualified XIV	702,556.564	12.71	8,929,494
Non-Qualified XV	264,561.976	12.68	3,354,646
Non-Qualified XVI	92,003.110	12.67	1,165,679
Non-Qualified XVIII	44,031.235	12.57	553,473
Non-Qualified XIX	156,319.648	12.60	1,969,628
	2,077,906.161		$ 26,317,885

ING Pioneer Mid Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V (0.75)	3,417.666	$ 10.63	$ 36,330
	3,417.666		$ 36,330

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	10,637.263	$ 10.58	$ 112,542
Non-Qualified XIV	7,067.654	10.55	74,564
Non-Qualified XV	3,071.882	10.54	32,378
Non-Qualified XVI	10,567.589	10.54	111,382
Non-Qualified XIX	1,249.558	10.52	13,145
	32,593.946		$ 344,011

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	137,634.102	$ 12.38	$ 1,703,910
Non-Qualified V (0.75)	285,151.316	12.48	3,558,688
Non-Qualified IX	11,284.425	12.33	139,137
Non-Qualified XII	796.014	12.47	9,926
Non-Qualified XX	31,534.575	12.44	392,290
	466,400.432		$ 5,803,951

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	71,222.485	$ 16.68	$ 1,187,991
Non-Qualified V (0.75)	210,381.993	16.98	3,572,286
Non-Qualified IX	245.711	17.57	4,317
Non-Qualified XIII	37,896.425	11.08	419,892
Non-Qualified XIV	19,203.293	11.05	212,196
Non-Qualified XV	6,126.274	11.04	67,634
Non-Qualified XVI	31,478.958	11.04	347,528
Non-Qualified XVIII	3,936.894	11.01	43,345
Non-Qualified XIX	26,114.149	11.02	287,778
Non-Qualified XX	12,308.019	16.86	207,513
	418,914.201		$ 6,350,480

156

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	15,467.436	$ 11.15	$ 172,462
Non-Qualified XIV	11,917.913	11.12	132,527
Non-Qualified XV	10,396.003	11.11	115,500
Non-Qualified XVI	8,273.869	11.11	91,923
Non-Qualified XVIII	9,715.958	11.08	107,653
Non-Qualified XIX	6,442.696	11.09	71,449
	62,213.875		$ 691,514

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	119,509.967	$ 11.94	$ 1,426,949
Non-Qualified XIV	279,585.175	11.87	3,318,676
Non-Qualified XV	36,731.638	11.84	434,903
Non-Qualified XVI	88,211.167	11.83	1,043,538
Non-Qualified XVIII	12,541.216	11.74	147,234
Non-Qualified XIX	67,015.426	11.77	788,772
	603,594.589		$ 7,160,072

ING Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,501.022	$ 12.65	$ 347,888
Non-Qualified V (0.75)	85,163.001	12.76	1,086,680
Non-Qualified IX	661.095	12.60	8,330
Non-Qualified XII	935.278	12.75	11,925
Non-Qualified XX	1,680.242	12.71	21,356
	115,940.638		$ 1,476,179

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	19,761.658	$ 12.30	$ 243,068
Non-Qualified V (0.75)	63,152.013	12.34	779,296
Non-Qualified IX	2,567.721	12.28	31,532
Non-Qualified XII	233.496	12.34	2,881
Non-Qualified XX	1,569.233	12.32	19,333
Non-Qualified XXII	280.204	11.88	3,329
	87,564.325		$ 1,079,439

157

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,148.431	$ 10.86	$ 45,052
Non-Qualified V (0.75)	16,921.517	10.90	184,445
Non-Qualified VII	745,956.188	10.91	8,138,382
Non-Qualified VIII	86,957.084	10.92	949,571
Non-Qualified XIII	2,891.707	10.94	31,635
Non-Qualified XIV	12,411.597	10.92	135,535
Non-Qualified XV	2,752.226	10.91	30,027
Non-Qualified XVI	5,532.426	10.90	60,303
Non-Qualified XVIII	2,431.204	10.87	26,427
Non-Qualified XIX	6,944.047	10.88	75,551
	886,946.427		$ 9,676,928

ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5.663	$ 10.75	$ 61
Non-Qualified V (0.75)	725.416	10.79	7,827
Non-Qualified XII	933.104	10.79	10,068
Non-Qualified XIII	2,131.969	10.69	22,791
Non-Qualified XIV	2,406.500	10.67	25,677
Non-Qualified XV	1,549.638	10.66	16,519
Non-Qualified XVI	10,446.607	10.65	111,256
Non-Qualified XIX	2,894.499	10.63	30,769
	21,093.396		$ 224,968

ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,563.669	$ 10.51	$ 47,964
Non-Qualified V (0.75)	4,619.984	10.55	48,741
Non-Qualified XII	21.538	10.54	227
Non-Qualified XIII	990.269	10.47	10,368
Non-Qualified XIV	10,535.887	10.45	110,100
Non-Qualified XV	4,396.132	10.44	45,896
Non-Qualified XVI	3,562.076	10.44	37,188
Non-Qualified XIX	7,049.178	10.42	73,452
	35,738.733		$ 373,936

ING American Century Large Company Value
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,045.634	$ 12.99	$ 52,553
Non-Qualified V (0.75)	10,140.287	13.30	134,866
	14,185.921		$ 187,419

158

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select Portfolio - Initial Class
Annuity contracts in payout	354,894.636	$10.18 to $10.26	$ 3,613,034
Contracts in accumulation period:
Non-Qualified V	242,952.899	9.87	2,397,945
Non-Qualified V (0.75)	258,505.928	9.96	2,574,719
Non-Qualified VII	1,188,975.979	10.40	12,365,350
Non-Qualified VIII	152,149.004	10.43	1,586,914
Non-Qualified IX	4,861.648	9.82	47,741
Non-Qualified X	10,550.687	9.87	104,135
Non-Qualified XII	2,453.793	9.96	24,440
Non-Qualified XIII	872,524.052	10.48	9,144,052
Non-Qualified XIV	1,168,100.022	10.43	12,183,283
Non-Qualified XV	385,818.964	10.40	4,012,517
Non-Qualified XVI	97,741.907	10.39	1,015,538
Non-Qualified XVIII	45,238.582	10.31	466,410
Non-Qualified XIX	99,090.463	10.34	1,024,595
Non-Qualified XX	882.271	9.93	8,761
	4,884,740.835		$ 50,569,434

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	19,668.923	$ 15.74	$ 309,589
Non-Qualified V (0.75)	74,089.209	16.11	1,193,577
Non-Qualified IX	618.821	15.55	9,623
Non-Qualified XII	679.500	16.07	10,920
Non-Qualified XX	6,920.311	18.32	126,780
	101,976.764		$ 1,650,489

ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	243.622	$ 10.09	$ 2,458
Non-Qualified V (0.75)	416.461	10.12	4,215
	660.083		$ 6,673

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	44,010.928	$ 17.46	$ 768,431
Non-Qualified V (0.75)	153,595.184	17.87	2,744,746
Non-Qualified IX	2,534.384	17.25	43,718
Non-Qualified XII	758.580	17.83	13,525
Non-Qualified XIII	137,397.271	10.11	1,389,086
Non-Qualified XIV	71,496.734	10.09	721,402
Non-Qualified XV	48,654.522	10.08	490,438
Non-Qualified XVI	65,239.095	10.08	657,610
Non-Qualified XVIII	2,977.529	10.05	29,924
Non-Qualified XIX	9,302.055	10.06	93,579
Non-Qualified XX	5,516.812	19.69	108,626
	541,483.094		$ 7,061,085

159

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	2,599.144	$ 10.10	$ 26,251
Non-Qualified XIII	145,330.367	10.08	1,464,930
Non-Qualified XIV	63,674.125	10.06	640,562
Non-Qualified XV	44,497.102	10.05	447,196
Non-Qualified XVI	63,968.916	10.05	642,888
Non-Qualified XVIII	2,376.417	10.02	23,812
Non-Qualified XIX	4,824.302	10.03	48,388
	327,270.373		$ 3,294,027

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,413.957	$ 13.15	$ 242,144
Non-Qualified V (0.75)	59,333.296	13.46	798,626
Non-Qualified IX	65.523	12.68	831
Non-Qualified XIII	12,159.693	10.98	133,513
Non-Qualified XIV	19,536.693	10.96	214,122
Non-Qualified XV	14,731.503	10.95	161,310
Non-Qualified XVI	22,077.772	10.95	241,752
Non-Qualified XVIII	9,975.350	10.91	108,831
Non-Qualified XIX	16,558.933	10.92	180,824
Non-Qualified XX	56.920	15.96	908
	172,909.640		$ 2,082,861

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	820.802	$ 12.70	$ 10,424
Non-Qualified V (0.75)	1,079.695	13.00	14,036
	1,900.497		$ 24,460

ING Goldman Sachs® Capital Growth
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,464.296	$ 11.38	$ 84,944
Non-Qualified V (0.75)	14,964.068	11.65	174,331
Non-Qualified XII	873.069	11.62	10,145
Non-Qualified XX	933.732	13.68	12,773
	24,235.165		$ 282,193

160

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan International Portfolio - Initial Class
Annuity contracts in payout	158,390.615	$14.70 to $17.47	$ 2,741,290
Contracts in accumulation period:
Non-Qualified V	182,613.307	30.07	5,491,182
Non-Qualified V (0.75)	165,940.248	31.74	5,266,943
Non-Qualified VII	246,552.995	16.41	4,045,935
Non-Qualified VIII	59,182.877	16.64	984,803
Non-Qualified IX	4,547.845	29.34	133,434
Non-Qualified X	3,422.342	30.07	102,910
Non-Qualified XII	4,094.064	14.64	59,937
Non-Qualified XIII	710,270.209	13.52	9,602,853
Non-Qualified XIV	685,770.777	13.18	9,038,459
Non-Qualified XV	207,477.786	13.01	2,699,286
Non-Qualified XVI	217,826.170	11.09	2,415,692
Non-Qualified XVIII	109,797.611	10.78	1,183,618
Non-Qualified XIX	144,649.570	10.88	1,573,787
Non-Qualified XX	1,339.097	17.51	23,448
	2,901,875.513		$ 45,363,577

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	36,505.168	$ 17.29	$ 631,174
Non-Qualified V (0.75)	101,688.605	17.70	1,799,888
Non-Qualified IX	5,495.686	17.09	93,921
Non-Qualified XX	12,185.780	19.74	240,547
	155,875.239		$ 2,765,530

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Annuity contracts in payout	129,831.953	$11.58 to $12.39	$ 1,504,393
Contracts in accumulation period:
Non-Qualified V	246,322.817	17.08	4,207,194
Non-Qualified V (0.75)	199,069.051	18.04	3,591,206
Non-Qualified VII	1,248,173.664	16.27	20,307,786
Non-Qualified VIII	215,783.487	11.18	2,412,459
Non-Qualified IX	6,923.168	16.67	115,409
Non-Qualified X	8,232.181	17.08	140,606
Non-Qualified XII	944.743	9.84	9,296
Non-Qualified XIII	361,845.914	9.31	3,368,785
Non-Qualified XIV	441,322.994	9.07	4,002,800
Non-Qualified XV	143,266.366	8.96	1,283,667
Non-Qualified XVI	127,055.273	6.29	799,178
Non-Qualified XVIII	43,973.033	6.11	268,675
Non-Qualified XIX	78,244.078	6.17	482,766
Non-Qualified XX	1,078.769	16.44	17,735
	3,252,067.491		$ 42,511,955

161

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	100,954.709	$ 10.43	$ 1,052,958
Non-Qualified VIII	54.642	10.44	570
Non-Qualified XIII	252,691.933	10.46	2,643,158
Non-Qualified XIV	339,649.698	10.44	3,545,943
Non-Qualified XV	123,302.548	10.43	1,286,046
Non-Qualified XVI	162,046.552	10.42	1,688,525
Non-Qualified XVIII	36,933.989	10.39	383,744
Non-Qualified XIX	91,231.623	10.40	948,809
	1,106,865.694		$ 11,549,753

ING Neuberger Berman Partners Portfolio - Initial Class
Annuity contracts in payout	715,447.123	$10.42 to $10.49	$ 7,491,875
Contracts in accumulation period:
Non-Qualified VII	1,119,615.996	10.33	11,565,633
Non-Qualified VIII	376,866.713	10.34	3,896,802
Non-Qualified XIII	680,597.864	10.36	7,050,994
Non-Qualified XIV	1,060,155.845	10.34	10,962,011
Non-Qualified XV	344,571.717	10.33	3,559,426
Non-Qualified XVI	194,663.190	10.33	2,010,871
Non-Qualified XVIII	65,450.770	10.30	674,143
Non-Qualified XIX	198,391.970	10.31	2,045,421
	4,755,761.188		$ 49,257,176

ING Neuberger Berman Regency Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	5,719.736	$ 10.11	$ 57,827
Non-Qualified XIV	26,566.271	10.09	268,054
Non-Qualified XVI	905.449	10.08	9,127
Non-Qualified XVIII	871.968	10.05	8,763
Non-Qualified XIX	2,629.446	10.06	26,452
	36,692.870		$ 370,223

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,865.650	$ 12.94	$ 412,342
Non-Qualified V (0.75)	56,064.751	13.24	742,297
Non-Qualified IX	1,610.086	12.26	19,740
Non-Qualified XX	728.786	15.43	11,245
	90,269.273		$ 1,185,624

162

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	413,666.120	$13.56 to $13.59	$ 5,609,334
Contracts in accumulation period:
Non-Qualified V	875,159.987	13.57	11,871,285
Non-Qualified V (0.75)	2,114,069.216	13.70	28,962,748
Non-Qualified VII	5,058,379.697	13.97	70,665,564
Non-Qualified VIII	801,709.301	14.00	11,223,930
Non-Qualified IX	49,930.248	13.51	674,558
Non-Qualified X	28,854.774	13.57	391,559
Non-Qualified XII	38,273.558	13.69	523,965
Non-Qualified XIII	1,644,706.071	14.07	23,141,014
Non-Qualified XIV	1,527,189.034	14.00	21,380,646
Non-Qualified XV	435,475.016	13.97	6,083,586
Non-Qualified XVI	285,593.385	13.95	3,984,028
Non-Qualified XVIII	97,726.201	13.85	1,353,508
Non-Qualified XIX	283,041.423	13.88	3,928,615
Non-Qualified XX	36,554.213	13.65	498,965
	13,690,328.244		$ 190,293,305

ING Oppenheimer Strategic Income Portfolio - Initial Class
Annuity contracts in payout	268,389.184	$10.66 to $10.93	$ 2,901,909
Contracts in accumulation period:
Non-Qualified V	212,295.960	10.72	2,275,813
Non-Qualified V (0.75)	438,534.064	10.82	4,744,939
Non-Qualified VII	1,448,500.231	10.80	15,643,802
Non-Qualified VIII	313,935.827	10.83	3,399,925
Non-Qualified IX	3,574.943	10.67	38,145
Non-Qualified X	10,508.498	10.72	112,651
Non-Qualified XII	134.300	10.81	1,452
Non-Qualified XIII	1,038,725.454	10.88	11,301,333
Non-Qualified XIV	1,340,318.499	10.83	14,515,649
Non-Qualified XV	439,967.718	10.80	4,751,651
Non-Qualified XVI	533,738.357	10.79	5,759,037
Non-Qualified XVIII	128,633.811	10.70	1,376,382
Non-Qualified XIX	311,105.006	10.73	3,338,157
Non-Qualified XX	11,291.349	10.78	121,721
Non-Qualified XXII	825.989	10.54	8,706
	6,500,479.190		$ 70,291,272

ING Oppenheimer Strategic Income Portfolio - Service Class
Annuity contracts in payout	92.481	$ 10.73	$ 992
	92.481		$ 992

163

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	137,249.694	$ 11.75	$ 1,612,684
Non-Qualified V (0.75)	390,618.080	12.03	4,699,136
Non-Qualified IX	23,071.446	11.61	267,859
Non-Qualified XX	12,142.788	11.65	141,463
	563,082.008		$ 6,721,142

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	81.129	$ 10.58	$ 858
Non-Qualified V (0.75)	1,931.006	10.61	20,488
	2,012.135		$ 21,346

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	36,675.276	$ 11.68	$ 428,367
Non-Qualified V (0.75)	44,081.256	11.78	519,277
Non-Qualified IX	1,011.518	11.64	11,774
	81,768.050		$ 959,418

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	22,232.675	$ 12.13	$ 269,682
Non-Qualified V (0.75)	47,666.677	12.23	582,963
	69,899.352		$ 852,645

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	29,207.835	$ 12.47	$ 364,222
Non-Qualified V (0.75)	7,053.582	12.58	88,734
	36,261.417		$ 452,956

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	8,107.764	$ 12.81	$ 103,860
Non-Qualified V (0.75)	12,893.974	12.92	166,590
Non-Qualified XX	140.416	12.88	1,809
	21,142.154		$ 272,259

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	22,775.624	$ 10.92	$ 248,710
Non-Qualified V (0.75)	14,453.533	11.02	159,278
	37,229.157		$ 407,988

164

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	691,089.972	$ 11.95	$ 8,258,525
Non-Qualified V (0.75)	837,703.214	12.07	10,111,078
Non-Qualified VII	1,362,629.301	12.57	17,128,250
Non-Qualified VIII	233,358.359	12.61	2,942,649
Non-Qualified IX	32,008.893	11.90	380,906
Non-Qualified X	20,517.274	11.95	245,181
Non-Qualified XII	5,552.315	12.06	66,961
Non-Qualified XIII	1,229,214.817	12.67	15,574,152
Non-Qualified XIV	1,040,223.687	12.61	13,117,221
Non-Qualified XV	365,462.123	12.57	4,593,859
Non-Qualified XVI	229,757.213	12.56	2,885,751
Non-Qualified XVIII	111,842.743	12.47	1,394,679
Non-Qualified XIX	123,532.112	12.50	1,544,151
Non-Qualified XX	4,472.875	12.02	53,764
	6,287,364.898		$ 78,297,127

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Annuity contracts in payout	434,105.839	$12.35 to $15.97	$ 6,907,056
Contracts in accumulation period:
Non-Qualified V	164,311.156	23.96	3,936,895
Non-Qualified V (0.75)	325,715.271	25.30	8,240,596
Non-Qualified VII	1,231,358.394	30.09	37,051,574
Non-Qualified VIII	159,580.965	22.01	3,512,377
Non-Qualified IX	10,772.245	23.39	251,963
Non-Qualified X	7,951.143	23.96	190,509
Non-Qualified XII	2,167.567	14.94	32,383
Non-Qualified XX	7,392.768	16.31	120,576
	2,343,355.348		$ 60,243,929

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,197.024	$ 11.18	$ 35,743
Non-Qualified V (0.75)	29,979.836	11.21	336,074
Non-Qualified XII	99.848	11.21	1,119
Non-Qualified XIII	3,102.144	11.22	34,806
Non-Qualified XIV	1,558.615	11.19	17,441
Non-Qualified XV	14,264.419	11.18	159,476
Non-Qualified XVI	7,271.133	11.18	81,291
Non-Qualified XVIII	1,757.251	11.15	19,593
Non-Qualified XIX	2,639.515	11.16	29,457
	63,869.785		$ 715,000

165

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class
Annuity contracts in payout	176,618.079	$12.44 to $18.63	$ 3,274,621
Contracts in accumulation period:
Non-Qualified V	117,112.335	30.57	3,580,124
Non-Qualified V (0.75)	99,659.783	32.27	3,216,021
Non-Qualified VII	326,455.641	14.33	4,678,109
Non-Qualified VIII	87,607.745	14.53	1,272,941
Non-Qualified IX	3,626.021	29.83	108,164
Non-Qualified X	3,729.119	30.57	113,999
Non-Qualified XIII	366,594.389	11.94	4,377,137
Non-Qualified XIV	402,459.818	11.64	4,684,632
Non-Qualified XV	85,906.950	11.49	987,071
Non-Qualified XVI	213,820.210	7.27	1,554,473
Non-Qualified XVIII	63,635.830	7.06	449,269
Non-Qualified XIX	87,016.119	7.13	620,425
Non-Qualified XX	287.274	15.44	4,436
	2,034,529.313		$ 28,921,422

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	215,490.765	$ 17.71	$ 3,816,341
Non-Qualified V (0.75)	199,310.558	18.70	3,727,107
Non-Qualified VI	16,887.341	15.04	253,986
Non-Qualified VII	889,065.339	17.32	15,398,612
Non-Qualified VIII	131,679.375	12.04	1,585,420
Non-Qualified IX	6,990.618	17.29	120,868
Non-Qualified X	96,025.218	17.71	1,700,607
Non-Qualified XI	9,149.913	15.04	137,615
Non-Qualified XIII	234,469.792	11.85	2,778,467
Non-Qualified XIV	345,709.810	11.55	3,992,948
Non-Qualified XV	104,267.704	11.40	1,188,652
Non-Qualified XVI	167,366.047	8.53	1,427,632
Non-Qualified XVIII	35,716.637	8.29	296,091
Non-Qualified XIX	66,945.906	8.37	560,337
	2,519,075.023		$ 36,984,683

ING UBS U.S. Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	1,568.883	$ 9.72	$ 15,250
Non-Qualified XV	1,160.327	9.69	11,244
Non-Qualified XIX	295.804	9.67	2,860
	3,025.014		$ 29,354

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	38,300.246	$ 14.34	$ 549,226
Non-Qualified V (0.75)	170,749.917	14.68	2,506,609
Non-Qualified IX	1,953.741	14.17	27,685
Non-Qualified XII	1,127.704	14.65	16,521
Non-Qualified XX	8,807.957	16.85	148,414
	220,939.565		$ 3,248,455

166

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	608,590.819	$ 11.89	$ 7,236,145
Non-Qualified V (0.75)	856,791.002	12.00	10,281,492
Non-Qualified VII	2,650,462.543	12.09	32,044,092
Non-Qualified VIII	670,896.871	12.12	8,131,270
Non-Qualified IX	6,307.282	11.84	74,678
Non-Qualified X	18,613.387	11.89	221,313
Non-Qualified XII	2,975.181	11.99	35,672
Non-Qualified XIII	2,450,441.771	12.18	29,846,381
Non-Qualified XIV	2,565,652.538	12.12	31,095,709
Non-Qualified XV	800,173.768	12.09	9,674,101
Non-Qualified XVI	656,379.885	12.07	7,922,505
Non-Qualified XVIII	124,371.834	11.98	1,489,975
Non-Qualified XIX	352,341.533	12.01	4,231,622
Non-Qualified XX	8,390.447	11.96	100,350
	11,772,388.861		$ 142,385,305

ING VP Strategic Allocation Conservative Portfolio - Class I
Annuity contracts in payout	180,805.537	$ 16.28	$ 2,943,514
Contracts in accumulation period:
Non-Qualified V	54,761.098	18.42	1,008,699
Non-Qualified V (0.75)	42,630.266	19.45	829,159
Non-Qualified VII	382,892.910	18.09	6,926,533
Non-Qualified VIII	134,201.301	17.07	2,290,816
Non-Qualified IX	885.457	17.98	15,921
Non-Qualified X	5,339.698	19.05	101,721
	801,516.267		$ 14,116,363

ING VP Strategic Allocation Growth Portfolio - Class I
Annuity contracts in payout	201,159.329	$10.68 to $14.30	$ 2,778,370
Contracts in accumulation period:
Non-Qualified V	75,156.803	20.81	1,564,013
Non-Qualified V (0.75)	128,556.477	21.97	2,824,386
Non-Qualified VII	316,639.819	20.44	6,472,118
Non-Qualified VIII	65,251.011	18.38	1,199,314
Non-Qualified IX	2,861.310	20.31	58,113
Non-Qualified X	10,404.640	21.52	223,908
	800,029.389		$ 15,120,222

ING VP Strategic Allocation Moderate Portfolio - Class I
Annuity contracts in payout	370,945.415	$10.87 to $13.89	$ 5,111,798
Contracts in accumulation period:
Non-Qualified V	58,716.786	19.50	1,144,977
Non-Qualified V (0.75)	59,958.310	20.58	1,233,942
Non-Qualified VII	579,526.916	19.15	11,097,940
Non-Qualified VIII	88,923.863	17.54	1,559,725
Non-Qualified IX	500.418	19.03	9,523
Non-Qualified X	2,679.405	20.16	54,017
Non-Qualified XX	3,281.684	14.26	46,797
	1,164,532.797		$ 20,258,719

167

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout	1,656,235.562	$8.06 to $305.35	$ 88,652,063
Contracts in accumulation period:
Non-Qualified 1964	958.663	261.22	250,422
Non-Qualified V	2,298,688.612	24.34	55,950,081
Non-Qualified V (0.75)	4,131,304.909	25.69	106,133,223
Non-Qualified VI	770,657.053	22.90	17,648,047
Non-Qualified VII	2,055,253.206	23.96	49,243,867
Non-Qualified VIII	440,708.639	16.21	7,143,887
Non-Qualified IX	46,438.209	23.75	1,102,907
Non-Qualified X	950,496.130	24.93	23,695,869
Non-Qualified XI	5,829.313	23.45	136,697
Non-Qualified XII	38,133.826	10.33	393,922
Non-Qualified XIII	822,465.242	9.89	8,134,181
Non-Qualified XIV	775,591.685	9.64	7,476,704
Non-Qualified XV	294,206.140	9.52	2,800,842
Non-Qualified XVI	213,943.459	8.49	1,816,380
Non-Qualified XVIII	55,589.103	8.25	458,610
Non-Qualified XIX	114,565.938	8.33	954,334
Non-Qualified XX	40,044.182	14.81	593,054
Non-Qualified XXII	2,486.416	11.06	27,500
	14,713,596.287		$ 372,612,590

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Non-Qualified VII	32,096.086	$ 10.96	$ 351,773
Non-Qualified VIII	16,734.149	11.02	184,410
Non-Qualified XIII	306,752.339	11.14	3,417,221
Non-Qualified XIV	130,598.918	11.02	1,439,200
Non-Qualified XV	8,364.882	10.96	91,679
Non-Qualified XVI	491,987.031	10.94	5,382,338
Non-Qualified XVIII	33,375.942	10.76	359,125
Non-Qualified XIX	494,843.242	10.82	5,354,204
	1,514,752.589		$ 16,579,950

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Non-Qualified VII	29,172.699	$ 10.57	$ 308,355
Non-Qualified VIII	23,456.993	10.62	249,113
Non-Qualified XIII	146,248.423	10.73	1,569,246
Non-Qualified XIV	90,935.289	10.62	965,733
Non-Qualified XV	28,035.603	10.57	296,336
Non-Qualified XVI	300,349.366	10.55	3,168,686
Non-Qualified XVIII	45,510.506	10.39	472,854
Non-Qualified XIX	190,377.292	10.45	1,989,443
	854,086.171		$ 9,019,766

168

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	690,402.276	$ 10.25	$ 7,076,623
Non-Qualified VIII	366,031.083	10.30	3,770,120
Non-Qualified XIII	466,219.102	10.40	4,848,679
Non-Qualified XIV	229,421.911	10.30	2,363,046
Non-Qualified XV	111,514.740	10.25	1,143,026
Non-Qualified XVI	362,242.601	10.24	3,709,364
Non-Qualified XVIII	38,142.556	10.10	385,240
Non-Qualified XIX	488,014.383	10.14	4,948,466
	2,751,988.652		$ 28,244,564

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	39,815.687	$ 10.91	$ 434,389
Non-Qualified VIII	670.345	10.96	7,347
Non-Qualified XIII	73,793.219	11.05	815,415
Non-Qualified XIV	87,906.168	10.96	963,452
Non-Qualified XV	22,816.917	10.91	248,933
Non-Qualified XVI	135,497.241	10.89	1,475,565
Non-Qualified XVIII	10,072.400	10.75	108,278
Non-Qualified XIX	98,382.894	10.80	1,062,535
	468,954.871		$ 5,115,914

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	20,578.918	$ 11.51	$ 236,863
Non-Qualified VIII	7,406.713	11.55	85,548
Non-Qualified XIII	119,458.019	11.64	1,390,491
Non-Qualified XIV	22,635.874	11.55	261,444
Non-Qualified XV	26,011.085	11.51	299,388
Non-Qualified XVI	50,428.618	11.49	579,425
Non-Qualified XVIII	6,655.441	11.36	75,606
Non-Qualified XIX	30,932.033	11.41	352,934
	284,106.701		$ 3,281,699

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	480,466.398	$ 11.00	$ 5,285,130
Non-Qualified VIII	96,866.611	11.04	1,069,407
Non-Qualified XIII	1,106,044.647	11.11	12,288,156
Non-Qualified XIV	1,286,359.112	11.04	14,201,405
Non-Qualified XV	710,300.153	11.00	7,813,302
Non-Qualified XVI	80,941.035	10.98	888,733
Non-Qualified XVIII	103.285	10.87	1,123
Non-Qualified XIX	89,783.660	10.91	979,540
	3,850,864.901		$ 42,526,796

169

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	396,228.637	$ 10.86	$ 4,303,043
Non-Qualified VIII	14,408.120	10.90	157,049
Non-Qualified XIII	637,651.670	10.97	6,995,039
Non-Qualified XIV	833,462.527	10.90	9,084,742
Non-Qualified XV	632,558.132	10.86	6,869,581
Non-Qualified XVI	44,524.706	10.85	483,093
Non-Qualified XVIII	362.977	10.75	3,902
Non-Qualified XIX	104,317.176	10.78	1,124,539
	2,663,513.945		$ 29,020,988

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	250,935.050	$ 10.97	$ 2,752,757
Non-Qualified VIII	28,202.519	11.01	310,510
Non-Qualified XIII	941,617.279	11.04	10,395,455
Non-Qualified XIV	846,242.984	10.98	9,291,748
Non-Qualified XV	440,335.700	10.95	4,821,676
Non-Qualified XVI	26,627.604	10.94	291,306
Non-Qualified XVIII	264.072	10.86	2,868
Non-Qualified XIX	17,747.957	10.88	193,098
	2,551,973.165		$ 28,059,418

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	45,773.222	$ 10.78	$ 493,435
Non-Qualified XIII	658,143.975	10.83	7,127,699
Non-Qualified XIV	692,030.276	10.79	7,467,007
Non-Qualified XV	384,767.978	10.76	4,140,103
Non-Qualified XVI	53,345.996	10.75	573,469
Non-Qualified XIX	21,952.736	10.71	235,114
	1,856,014.183		$ 20,036,827

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	15,506.887	$ 10.75	$ 166,699
Non-Qualified VIII	19,406.161	10.79	209,392
Non-Qualified XIII	478,786.250	10.80	5,170,892
Non-Qualified XIV	727,352.023	10.76	7,826,308
Non-Qualified XV	397,171.780	10.74	4,265,625
Non-Qualified XVI	11,098.341	10.73	119,085
Non-Qualified XIX	22,873.391	10.69	244,517
	1,672,194.833		$ 18,002,518

170

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	18,005.470	$ 10.60	$ 190,858
Non-Qualified VIII	3,392.685	10.62	36,030
Non-Qualified XIII	331,780.037	10.65	3,533,457
Non-Qualified XIV	348,566.832	10.62	3,701,780
Non-Qualified XV	220,781.513	10.60	2,340,284
Non-Qualified XVI	445,001.890	10.59	4,712,570
Non-Qualified XVIII	100,277.479	10.54	1,056,925
Non-Qualified XIX	315,086.833	10.56	3,327,317
	1,782,892.739		$ 18,899,221

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	106,799.438	$ 11.20	$ 1,196,154
Non-Qualified VIII	5,809.336	11.21	65,123
Non-Qualified XIII	723,632.028	11.24	8,133,624
Non-Qualified XIV	524,333.501	11.21	5,877,779
Non-Qualified XV	434,669.916	11.20	4,868,303
Non-Qualified XVI	1,195,717.446	11.19	13,380,078
Non-Qualified XVIII	614,944.346	11.15	6,856,629
Non-Qualified XIX	767,289.070	11.17	8,570,619
	4,373,195.081		$ 48,948,309

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	142,061.466	$ 10.08	$ 1,431,980
Non-Qualified VIII	10,635.686	10.09	107,314
Non-Qualified XIII	619,490.662	10.11	6,263,051
Non-Qualified XIV	397,510.232	10.09	4,010,878
Non-Qualified XV	282,212.510	10.08	2,844,702
Non-Qualified XVI	1,545,804.846	10.08	15,581,713
Non-Qualified XVIII	498,023.704	10.06	5,010,118
Non-Qualified XIX	920,461.408	10.06	9,259,842
	4,416,200.514		$ 44,509,598

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified XIII	7,194.360	$ 10.00	$ 71,944
Non-Qualified XIV	1,329.503	10.00	13,295
	8,523.863		$ 85,239

171

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	131,384.147	$ 4.21	$ 553,127
Non-Qualified V (0.75)	374,553.576	4.36	1,633,054
Non-Qualified VII	420,854.074	4.17	1,754,961
Non-Qualified VIII	39,712.088	4.21	167,188
Non-Qualified IX	11,216.807	4.14	46,438
Non-Qualified X	3,642.023	4.28	15,588
Non-Qualified XII	4,406.945	4.34	19,126
Non-Qualified XIII	333,574.400	4.30	1,434,370
Non-Qualified XIV	338,658.380	4.21	1,425,752
Non-Qualified XV	50,793.863	4.17	211,810
Non-Qualified XVI	139,826.018	4.34	606,845
Non-Qualified XVIII	19,588.796	4.22	82,665
Non-Qualified XIX	42,524.284	4.26	181,153
Non-Qualified XX	578.458	14.07	8,139
	1,911,313.859		$ 8,140,216

ING VP Growth Portfolio - Class I
Annuity contracts in payout	139,018.248	$11.33 to $16.00	$ 2,186,125
Contracts in accumulation period:
Non-Qualified V	39,839.508	15.66	623,887
Non-Qualified V (0.75)	180,008.588	16.44	2,959,341
Non-Qualified VII	216,056.910	15.42	3,331,598
Non-Qualified VIII	97,336.436	15.65	1,523,315
Non-Qualified IX	1,530.669	15.29	23,404
Non-Qualified XII	74.586	10.22	762
Non-Qualified XIII	384,088.708	9.39	3,606,593
Non-Qualified XIV	308,909.431	9.15	2,826,521
Non-Qualified XV	68,268.775	9.04	617,150
Non-Qualified XVI	97,304.493	5.98	581,881
Non-Qualified XVIII	10,391.100	5.81	60,372
Non-Qualified XIX	70,453.225	5.87	413,560
	1,613,280.677		$ 18,754,509

ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout	2,329,716.831	$9.62 to $19.20	$ 40,184,588
Contracts in accumulation period:
Non-Qualified V	181,789.365	21.84	3,970,280
Non-Qualified V (0.75)	1,000,569.448	22.99	23,003,092
Non-Qualified VII	837,661.670	21.48	17,992,973
Non-Qualified VIII	296,024.528	21.45	6,349,726
Non-Qualified IX	8,673.904	21.31	184,841
Non-Qualified XII	8,420.904	13.37	112,587
Non-Qualified XIII	1,906,033.736	12.76	24,320,990
Non-Qualified XIV	1,519,687.157	12.44	18,904,908
Non-Qualified XV	720,006.321	12.28	8,841,678
Non-Qualified XVI	467,969.193	9.41	4,403,590
Non-Qualified XVIII	107,306.034	9.15	981,850
Non-Qualified XIX	192,725.637	9.24	1,780,785
Non-Qualified XX	86,929.023	15.39	1,337,838
	9,663,513.751		$ 152,369,726

172

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	92,920.603	$ 22.30	$ 2,072,129
Non-Qualified V (0.75)	578,989.136	23.29	13,484,657
Non-Qualified IX	8,794.047	21.82	191,886
Non-Qualified XII	32,877.673	24.21	795,968
Non-Qualified XX	8,449.926	17.41	147,113
Non-Qualified XXII	2,093.487	10.94	22,903
	724,124.872		$ 16,714,656

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	77,992.237	$ 17.56	$ 1,369,544
Non-Qualified V (0.75)	379,834.932	18.34	6,966,173
Non-Qualified IX	7,294.543	17.18	125,320
Non-Qualified XII	9,971.823	19.70	196,445
Non-Qualified XX	2,857.751	18.40	52,583
Non-Qualified XXII	1,551.626	11.11	17,239
	479,502.912		$ 8,727,304

ING VP International Equity Portfolio - Class I
Annuity contracts in payout	183,538.021	$15.11 to $15.97	$ 2,777,554
Contracts in accumulation period:
Non-Qualified V	21,794.468	13.28	289,431
Non-Qualified V (0.75)	80,792.730	13.87	1,120,595
Non-Qualified VII	176,371.316	13.09	2,308,701
Non-Qualified VIII	48,523.830	13.27	643,911
Non-Qualified XIII	279,288.488	12.74	3,558,135
Non-Qualified XIV	274,032.661	12.42	3,403,486
Non-Qualified XV	129,488.046	12.26	1,587,523
Non-Qualified XVI	171,155.981	9.98	1,708,137
Non-Qualified XVIII	20,062.988	9.70	194,611
Non-Qualified XIX	61,722.646	9.79	604,265
	1,446,771.175		$ 18,196,349

ING VP Small Company Portfolio - Class I
Annuity contracts in payout	247,614.207	$13.57 to $28.08	$ 6,842,242
Contracts in accumulation period:
Non-Qualified V	30,663.141	27.86	854,275
Non-Qualified V (0.75)	249,131.539	29.24	7,284,606
Non-Qualified VII	543,957.717	27.43	14,920,760
Non-Qualified VIII	161,031.720	27.83	4,481,513
Non-Qualified IX	2,727.984	27.19	74,174
Non-Qualified XII	30,888.211	20.16	622,706
Non-Qualified XIII	684,406.613	19.58	13,400,681
Non-Qualified XIV	523,572.747	19.08	9,989,768
Non-Qualified XV	131,196.739	18.84	2,471,747
Non-Qualified XVI	256,477.305	13.68	3,508,610
Non-Qualified XVIII	64,130.898	13.29	852,300
Non-Qualified XIX	201,180.585	13.42	2,699,843
Non-Qualified XX	416.116	17.82	7,415
	3,127,395.522		$ 68,010,640

173

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	31,622.026	$ 21.80	$ 689,360
Non-Qualified V (0.75)	106,434.515	22.88	2,435,222
Non-Qualified VII	318,470.336	21.46	6,834,373
Non-Qualified VIII	64,897.803	21.78	1,413,474
Non-Qualified IX	1,544.172	21.27	32,845
Non-Qualified XII	5,679.103	15.46	87,799
Non-Qualified XX	841.474	14.90	12,538
Non-Qualified XXII	1,452.300	11.05	16,048
	530,941.729		$ 11,521,659

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	38,701.679	$ 11.40	$ 441,199
Non-Qualified XIV	31,801.068	11.36	361,260
Non-Qualified XV	5,154.184	11.34	58,448
Non-Qualified XVI	10,527.345	11.33	119,275
Non-Qualified XVIII	3,233.246	11.28	36,471
Non-Qualified XIX	15,484.391	11.30	174,974
	104,901.913		$ 1,191,627

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,883.603	$ 13.73	$ 135,702
Non-Qualified V (0.75)	18,315.915	13.91	254,774
Non-Qualified IX	2,336.183	13.63	31,842
Non-Qualified XXII	292.129	11.36	3,319
	30,827.830		$ 425,637

ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period:
Annuity contracts in payout	218,273.707	$10.52 to $10.59	$ 2,311,270
Non-Qualified VII	822,836.401	10.61	8,730,294
Non-Qualified VIII	181,694.450	10.62	1,929,595
Non-Qualified XIII	559,355.672	10.64	5,951,544
Non-Qualified XIV	663,066.332	10.62	7,041,764
Non-Qualified XV	194,116.865	10.61	2,059,580
Non-Qualified XVI	216,009.965	10.61	2,291,866
Non-Qualified XVIII	75,475.163	10.58	798,527
Non-Qualified XIX	173,994.934	10.59	1,842,606
	3,104,823.489		$ 32,957,046

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	48,899.575	$ 16.39	$ 801,464
Non-Qualified V (0.75)	302,402.414	16.85	5,095,481
Non-Qualified IX	7,998.920	16.17	129,343
Non-Qualified XII	39,108.937	16.80	657,030
Non-Qualified XX	2,267.293	18.38	41,673
	400,677.139		$ 6,724,991

174

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	8,498.678	$ 11.93	$ 101,389
Non-Qualified V (0.75)	24,745.602	12.26	303,381
Non-Qualified XII	528.853	12.23	6,468
	33,773.133		$ 411,238

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	182,940.521	$ 10.77	$ 1,970,269
Non-Qualified XIV	201,731.838	10.59	2,136,340
Non-Qualified XV	66,759.222	10.50	700,972
Non-Qualified XVI	128,370.758	10.47	1,344,042
Non-Qualified XVIII	32,260.759	10.20	329,060
Non-Qualified XIX	130,415.755	10.29	1,341,978
	742,478.853		$ 7,822,661

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	19,204.888	$ 20.74	$ 398,309
Non-Qualified V (0.75)	200,853.391	21.02	4,221,938
Non-Qualified IX	2,913.923	20.61	60,056
Non-Qualified XII	19,184.597	21.00	402,877
	242,156.799		$ 5,083,180

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,093.211	$ 8.89	$ 18,609
Non-Qualified V (0.75)	21,694.977	9.13	198,075
Non-Qualified XII	317.306	9.11	2,891
Non-Qualified XX	1,418.503	15.40	21,845
	25,523.997		$ 241,420

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	172,833.798	$ 8.48	$ 1,465,631
Non-Qualified XIV	192,021.766	8.33	1,599,541
Non-Qualified XV	41,922.499	8.26	346,280
Non-Qualified XVI	97,738.267	8.24	805,363
Non-Qualified XVIII	41,407.149	8.03	332,499
Non-Qualified XIX	83,166.567	8.10	673,649
	629,090.046		$ 5,222,963

175

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Annuity contracts in payout	1,463,976.191	$10.64 to $38.70	$ 39,848,025
Contracts in accumulation period:
Non-Qualified V	1,060,626.898	28.72	30,461,205
Non-Qualified V (0.75)	683,158.428	30.32	20,713,364
Non-Qualified VI	36,073.252	24.27	875,498
Non-Qualified VII	1,057,043.381	27.81	29,396,376
Non-Qualified VIII	303,633.377	19.91	6,045,341
Non-Qualified IX	9,161.411	28.03	256,794
Non-Qualified X	135,747.734	29.42	3,993,698
Non-Qualified XI	1,222.514	24.86	30,392
Non-Qualified XII	13,781.844	14.34	197,632
Non-Qualified XIII	932,999.545	13.86	12,931,374
Non-Qualified XIV	750,983.237	13.51	10,145,784
Non-Qualified XV	328,104.201	13.34	4,376,910
Non-Qualified XVI	271,647.491	11.19	3,039,735
Non-Qualified XVIII	46,677.461	10.87	507,384
Non-Qualified XIX	165,562.206	10.98	1,817,873
Non-Qualified XX	93,249.191	14.07	1,312,016
Non-Qualified XXII	4,733.140	10.73	50,787
	7,358,381.502		$ 166,000,188

ING VP Intermediate Bond Portfolio - Class I
Annuity contracts in payout	424,971.826	$10.76 to $79.47	$ 10,407,859
Contracts in accumulation period:
Non-Qualified V	769,350.794	19.81	15,240,839
Non-Qualified V (0.75)	955,126.627	20.91	19,971,698
Non-Qualified VI	10,211.772	18.19	185,752
Non-Qualified VII	929,669.903	19.19	17,840,365
Non-Qualified VIII	274,574.472	16.52	4,535,970
Non-Qualified IX	5,556.007	19.33	107,398
Non-Qualified X	145,608.054	20.10	2,926,722
Non-Qualified XII	738.287	14.94	11,030
Non-Qualified XIII	919,428.277	14.67	13,488,013
Non-Qualified XIV	1,076,685.160	14.30	15,396,598
Non-Qualified XV	360,941.572	14.11	5,092,886
Non-Qualified XVI	468,016.272	13.52	6,327,580
Non-Qualified XVIII	63,076.117	13.14	828,820
Non-Qualified XIX	246,478.125	13.27	3,270,765
Non-Qualified XX	4,482.821	11.97	53,659
Non-Qualified XXII	2,454.378	10.25	25,157
	6,657,370.464		$ 115,711,111

176

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I
Annuity contracts in payout	367,009.059	$10.28 to $12.32	$ 4,506,768
Contracts in accumulation period:
Non-Qualified V	457,898.934	14.62	6,694,482
Non-Qualified V (0.75)	1,377,937.624	15.44	21,275,357
Non-Qualified VI	6,394.164	14.35	91,756
Non-Qualified VII	2,561,195.440	14.32	36,676,319
Non-Qualified VIII	527,584.707	13.10	6,911,360
Non-Qualified IX	2,330.093	14.27	33,250
Non-Qualified X	168,142.014	14.62	2,458,236
Non-Qualified XII	9,399.106	12.49	117,395
Non-Qualified XIII	3,097,408.582	12.29	38,067,151
Non-Qualified XIV	3,939,178.159	11.98	47,191,354
Non-Qualified XV	1,797,824.250	11.83	21,268,261
Non-Qualified XVI	1,320,442.165	10.81	14,273,980
Non-Qualified XVIII	806,409.865	10.51	8,475,368
Non-Qualified XIX	1,528,301.913	10.61	16,215,283
Non-Qualified XX	68,142.703	10.63	724,357
Non-Qualified XXII	216.284	10.17	2,200
	18,035,815.062		$ 224,982,877

ING VP Natural Resources Trust
Contracts in accumulation period:
Non-Qualified V	47,246.316	$ 28.37	$ 1,340,378
Non-Qualified V (0.75)	109,047.025	29.95	3,265,958
Non-Qualified VII	27,510.417	27.76	763,689
Non-Qualified IX	3,826.133	27.69	105,946
Non-Qualified X	882.068	28.37	25,024
Non-Qualified XII	1,385.052	22.27	30,845
	189,897.011		$ 5,531,840

Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	677.153	$ 31.04	$ 21,019
	677.153		$ 21,019

Janus Aspen Series Flexible Bond
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	513.661	$ 22.39	$ 11,501
	513.661		$ 11,501

Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	285.053	$ 21.47	$ 6,120
Non-Qualified IX	98.805	19.85	1,961
	383.858		$ 8,081

177

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	179.434	$ 27.25	$ 4,890
Non-Qualified IX	79.372	25.19	1,999
	258.806		$ 6,889

Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	263.314	$ 26.53	$ 6,986
	263.314		$ 6,986

Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	102,722.446	$ 13.35	$ 1,371,345
Non-Qualified V (0.75)	470,422.928	13.72	6,454,203
Non-Qualified IX	1,553.323	13.17	20,457
Non-Qualified XII	1,380.899	13.68	18,891
Non-Qualified XX	4,076.049	16.27	66,317
	580,155.645		$ 7,931,213

Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	89,757.882	$ 14.88	$ 1,335,597
Non-Qualified V (0.75)	199,990.902	15.29	3,057,861
Non-Qualified IX	10,962.783	14.68	160,934
Non-Qualified XII	971.487	15.25	14,815
Non-Qualified XX	3,511.670	17.86	62,718
Non-Qualified XXII	884.278	11.47	10,143
	306,079.002		$ 4,642,068

Oppenheimer Aggressive Growth Fund/VA
Annuity contracts in payout	5,892.821	$10.41 to $12.91	$ 73,959
	5,892.821		$ 73,959

Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,335.769	$ 24.76	$ 82,594
	3,335.769		$ 82,594

Oppenheimer Main Street Fund®/VA
Annuity contracts in payout	32,318.078	$10.78 to $12.56	$ 380,711
	32,318.078		$ 380,711

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	5,888.476	$ 13.32	$ 78,435
Non-Qualified V (0.75)	42,907.313	13.43	576,245
Non-Qualified IX	2,659.167	13.26	35,261
Non-Qualified XX	2,461.067	13.38	32,929
	53,916.023		$ 722,869

178

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V (0.75)	207,500.546	$ 10.97	$ 2,276,281
Non-Qualified V	13,840.868	10.83	149,897
Non-Qualified IX	2,359.601	10.75	25,366
	223,701.015		$ 2,451,544

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	151,276.156	$ 14.04	$ 2,123,917
Non-Qualified V (0.75)	243,690.737	14.43	3,516,457
Non-Qualified IX	3,461.524	13.85	47,942
Non-Qualified XII	24,250.982	14.39	348,972
Non-Qualified XX	8,305.664	16.92	140,532
	430,985.063		$ 6,177,820

Pioneer Fund VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	1,997.556	$ 12.22	$ 24,410
Non-Qualified V (0.75)	7,164.680	12.55	89,917
Non-Qualified IX	209.872	12.05	2,529
Non-Qualified XX	58.734	15.41	905
	9,430.842		$ 117,761

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	17,336.811	$ 11.48	$ 199,027
Non-Qualified V (0.75)	24,169.744	11.64	281,336
	41,506.555		$ 480,363

Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	33,141.360	$ 16.94	$ 561,415
Non-Qualified V (0.75)	153,951.511	17.41	2,680,296
Non-Qualified IX	8,807.020	16.71	147,165
Non-Qualified XII	14,827.861	17.36	257,412
Non-Qualified XX	2,153.298	18.99	40,891
	212,881.050		$ 3,687,179

Wanger Select
Contracts in accumulation period:
Non-Qualified V	20,522.932	$ 14.72	$ 302,098
Non-Qualified V (0.75)	116,468.879	14.91	1,736,551
Non-Qualified IX	2,756.637	14.62	40,302
Non-Qualified XX	412.170	14.83	6,112
	140,160.618		$ 2,085,063

Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V	5,887.173	$ 13.55	$ 79,771
Non-Qualified V (0.75)	35,413.611	13.73	486,229
Non-Qualified IX	229.978	13.46	3,096
	41,530.762		$ 569,096

179

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

180

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90% .

181

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, follows:
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2006	99	$10.21 to $12.95	$ 1,077	0.08%	0.75% to 1.50%	4.94% to 5.56%
2005	44	$9.92 to $10.25	448	-	0.75% to 1.25%	7.59% to 8.01%
2004	1,652	$5.69 to $9.99	15,172	-	0.75% to 1.90%	4.60% to 5.80%
2003	2,018	$5.44 to $9.46	17,500	-	0.75% to 1.90%	27.10% to 28.59%
2002	2,233	$4.28 to $7.37	14,832	-	0.45% to 1.90%	-25.80% to -0.04%
AIM V.I. Core Equity Fund - Series I Shares
2006	154	$9.77 to $13.27	1,623	0.72%	0.75% to 1.50%	15.08% to 15.90%
2005	101	$8.49 to $8.93	893	0.08%	0.75% to 1.50%	3.66% to 4.46%
2004	2,909	$6.71 to $12.80	31,830	0.91%	0.75% to 2.25%	6.85% to 8.23%
2003	3,366	$6.28 to $11.86	34,908	0.97%	0.75% to 2.25%	22.18% to 23.44%
2002	3,742	$5.14 to $7.67	29,940	0.30%	0.75% to 2.25%	-17.19% to -16.21%
Calvert Social Balanced Portfolio
2006	130	$13.48 to $25.73	2,101	2.00%	0.75% to 1.40%	7.24% to 7.97%
2005	153	$12.57 to $23.83	2,190	1.77%	0.75% to 1.40%	4.14% to 4.84%
2004	166	$12.07 to $22.73	2,229	1.66%	0.75% to 1.40%	6.81% to 7.47%
2003	178	$11.30 to $21.15	2,228	1.98%	0.75% to 1.40%	17.59% to 18.42%
2002	167	$9.61 to $17.86	1,775	2.79%	0.75% to 1.40%	-13.38% to -12.81%
Federated American Leaders Fund II
2006	822	$21.90 to $30.69	24,783	1.52%	1.25% to 1.40%	15.20% to 15.38%
2005	1,104	$18.98 to $26.19	28,971	1.66%	1.25% to 1.40%	3.56% to 3.72%
2004	1,665	$18.30 to $25.29	42,192	1.46%	1.25% to 1.40%	8.22% to 8.41%
2003	2,211	$16.88 to $23.37	51,717	1.51%	1.25% to 1.40%	25.92% to 26.06%
2002	2,720	$13.39 to $18.56	50,539	1.17%	1.25% to 1.40%	-21.33% to -21.21%

182

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated Capital Income Fund II
2006	184	$13.86 to $16.80	$ 3,039	5.95%	1.25% to 1.40%	14.09% to 14.21%
2005	232	$12.14 to $14.48	3,367	5.79%	1.25% to 1.40%	4.78% to 5.02%
2004	373	$11.56 to $13.82	5,170	4.59%	1.25% to 1.40%	8.39% to 8.54%
2003	505	$10.65 to $12.75	6,460	6.55%	1.25% to 1.40%	18.94% to 19.13%
2002	653	$8.94 to $10.72	7,021	5.71%	1.25% to 1.40%	-25.01% to -24.90%
Federated Equity Income Fund II
2006	366	$14.60 to $16.98	6,196	2.25%	1.25% to 1.40%	21.37% to 21.67%
2005	473	$13.99	6,708	2.27%	1.40%	1.89%
2004	654	$13.73	9,093	2.05%	1.25% to 1.40%	11.26%
2003	884	$12.34	11,005	1.89%	1.25% to 1.40%	25.53%
2002	1,035	$9.83	10,264	2.11%	1.25% to 1.40%	-21.85%
Federated Fund for U.S. Government Securities II
2006	146	$16.35	2,385	4.88%	1.40%	2.70%
2005	259	$15.92	4,124	4.54%	1.40%	0.57%
2004	407	$15.83	6,444	5.03%	1.25% to 1.40%	2.19%
2003	635	$15.49	9,833	3.85%	1.25% to 1.40%	0.91%
2002	826	$15.35	12,674	3.65%	1.40%	7.52%
Federated High Income Bond Fund II
2006	333	$19.57 to $19.91	6,523	8.64%	1.25% to 1.40%	9.27% to 9.46%
2005	413	$17.91	7,437	9.23%	1.40%	1.19%
2004	666	$15.13 to $17.70	11,845	7.82%	1.25% to 1.40%	8.92% to 9.08%
2003	970	$13.87 to $16.25	15,774	7.68%	1.25% to 1.40%	20.55% to 20.71%
2002	1,236	$11.49 to $13.48	16,683	10.52%	1.25% to 1.40%	-0.03% to 0.12%
Federated International Equity Fund II
2006	192	$18.60 to $20.35	3,845	0.21%	1.25% to 1.40%	17.23% to 17.43%
2005	252	$15.85 to $17.06	4,318	-	1.25% to 1.40%	7.50% to 7.75%
2004	367	$14.71 to $15.87	5,865	-	1.25% to 1.40%	12.47% to 12.63%
2003	462	$13.06 to $14.11	6,565	-	1.25% to 1.40%	30.05% to 30.21%
2002	551	$10.03 to $10.85	6,024	-	1.25% to 1.40%	-23.84% to -23.73%

183

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2006	253	$25.41	$ 6,433	-	1.40%	6.72%
2005	358	$23.81	8,518	-	1.40%	11.11%
2004	489	$21.43	10,473	-	1.40%	13.81%
2003	627	$18.83	11,813	-	1.40%	38.15%
2002	764	$13.63	10,415	-	1.40%	-27.38%
Federated Prime Money Fund II
2006	161	$13.06	2,102	4.36%	1.40%	3.08%
2005	197	$12.67	2,500	2.40%	1.40%	1.28%
2004	266	$12.51	3,326	0.78%	1.40%	-0.64%
2003	392	$12.59	4,930	0.71%	1.40%	-0.71%
2002	583	$12.68	7,387	1.37%	1.40%	-
Fidelity® VIP Equity-Income Portfolio - Initial Class
2006	9,118	$13.85 to $31.39	187,746	3.26%	0.75% to 1.90%	17.97% to 19.32%
2005	11,050	$11.74 to $26.48	191,800	1.68%	0.75% to 1.90%	3.80% to 5.06%
2004	12,953	$11.31 to $25.37	218,459	1.49%	0.75% to 1.90%	9.49% to 10.71%
2003	12,003	$10.33 to $23.07	192,149	1.64%	0.75% to 1.90%	27.85% to 29.33%
2002	11,480	$8.08 to $17.95	146,420	1.78%	0.75% to 1.90%	-18.53% to -17.57%
Fidelity® VIP Growth Portfolio - Initial Class
2006	728	$12.05 to $20.01	14,214	0.65%	0.75% to 1.50%	5.24% to 6.10%
2005	6,697	$6.49 to $24.43	90,041	0.51%	0.75% to 1.90%	3.84% to 5.01%
2004	8,483	$6.25 to $23.41	109,798	0.28%	0.75% to 1.90%	1.30% to 2.57%
2003	9,688	$6.17 to $22.97	125,864	0.26%	0.75% to 1.90%	30.44% to 31.85%
2002	9,473	$4.73 to $17.54	98,180	0.26%	0.45% to 1.90%	-31.44% to -30.42%
Fidelity® VIP High Income Portfolio - Initial Class
2006	20	$10.55 to $12.08	223	0.24%	0.80% to 1.25%	9.78% to 10.42%
2005	3,628	$8.87 to $13.08	39,781	14.63%	0.95% to 1.90%	0.70% to 1.77%
2004	4,370	$8.76 to $12.92	47,964	8.75%	0.80% to 2.25%	7.54% to 8.54%
2003	5,612	$8.11 to $11.96	56,970	6.32%	0.95% to 2.25%	24.90% to 26.10%
2002	4,489	$6.46 to $9.53	36,456	10.78%	0.95% to 2.25%	1.48% to 2.46%

184

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Overseas Portfolio - Initial Class
2006	399	$15.20 to $21.87	$ 8,523	1.26%	0.75%	to	1.50%	16.34% to 17.20%
2005	808	$12.98 to $19.38	15,059	0.62%	0.75%	to	1.50%	17.27% to 18.18%
2004	986	$10.99 to $16.51	15,669	1.18%	0.75%	to	1.50%	11.93% to 12.79%
2003	979	$9.75 to $14.74	13,904	0.58%	0.75%	to	1.50%	41.30% to 42.34%
2002	654	$6.85 to $10.42	6,617	0.85%	0.75%	to	1.50%	-21.47% to -20.88%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	11,979	$10.91 to $34.95	267,443	1.27%	0.75%	to	1.90%	9.56% to 10.88%
2005	14,205	$11.82 to $31.73	286,196	0.28%	0.75%	to	1.90%	14.76% to 16.07%
2004	13,694	$10.30 to $27.52	243,399	0.31%	0.75%	to	1.90%	13.19% to 14.61%
2003	11,483	$9.10 to $24.17	188,055	0.43%	0.75%	to	1.90%	-29.37% to 27.50%
2002	10,912	$7.22 to $19.81	145,571	0.86%	0.45%	to	1.90%	-11.07% to 78.65%
Fidelity® VIP Index 500 Portfolio - Initial Class
2006	1,948	$22.03 to $26.13	49,643	1.82%	1.25%	to	1.40%	14.10% to 14.32%
2005	2,538	$19.27 to $22.90	56,445	1.88%	1.25%	to	1.40%	3.34% to 3.49%
2004	3,269	$18.62 to $22.16	70,298	1.34%	1.25%	to	1.40%	9.11% to 9.21%
2003	3,762	$17.05 to $20.31	74,266	1.44%	1.25%	to	1.40%	26.62% to 26.86%
2002	4,125	$13.44 to $16.04	64,190	1.38%	1.25%	to	1.40%	-23.34% to -23.22%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2006	71	$17.16	1,210	4.63%	1.40%			2.88%
2005	105	$16.40 to $16.68	1,759	3.82%	1.25%	to	1.40%	0.79% to 0.92%
2004	118	$16.25 to $16.55	1,958	4.38%	1.25%	to	1.40%	2.99% to 3.11%
2003	140	$15.76 to $16.07	2,244	4.39%	1.25%	to	1.40%	3.74% to 3.89%
2002	187	$15.17 to $15.49	2,890	4.05%	1.25%	to	1.40%	8.80% to 8.96%
Franklin Small Cap Value Securities Fund - Class 2
2006	267	$18.01 to $18.76	4,969	0.65%	0.75%	to	1.50%	15.30% to 16.09%
2005	278	$15.62 to $16.16	4,461	0.61%	0.75%	to	1.50%	7.13% to 8.02%
2004	294	$14.58 to $14.96	4,384	0.04%	0.75%	to	1.50%	22.18% to 22.82%
2003	55	$12.02 to $12.18	662	0.19%	0.75%	to	1.25%	30.59% to 31.11%
2002	39	$9.22 to $9.29	365	(a)	0.75%	to	1.25%	(a)

185

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Mutual Shares Securities Fund - Class 2
2006	345	$10.84 to $10.91	$ 3,754	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET Fund - Series Q
2006	2,414	$10.42 to $10.94	25,742	3.98%	1.45% to 2.40%	2.96% to 3.99%
2005	3,101	$10.12 to $10.52	31,948	3.93%	1.45% to 2.40%	-0.88% to 0.10%
2004	3,662	$10.21 to $10.51	37,872	3.57%	1.45% to 2.40%	-0.49% to 0.38%
2003	4,282	$10.26 to $10.47	44,336	-	1.45% to 2.40%	2.60% to 3.66%
2002	5,460	$10.00 to $10.10	54,826	3.81%	1.45% to 2.40%	0.00% to 0.97%
ING GET Fund - Series R
2006	1,974	$10.81 to $11.32	21,801	3.41%	1.45% to 2.40%	4.24% to 5.20%
2005	2,426	$10.37 to $10.76	25,579	3.44%	1.45% to 2.40%	-0.77% to 0.28%
2004	3,152	$10.45 to $10.73	33,352	3.22%	1.45% to 2.40%	0.29% to 1.23%
2003	3,634	$10.42 to $10.60	38,175	0.01%	1.45% to 2.40%	3.58% to 4.54%
2002	4,312	$10.06 to $10.14	43,556	(a)	1.45% to 2.40%	(a)
ING GET Fund - Series S
2006	2,215	$10.80 to $11.51	24,387	3.05%	1.00% to 2.40%	4.75% to 6.18%
2005	2,994	$10.31 to $10.84	31,376	2.52%	1.00% to 2.40%	-0.58% to 0.84%
2004	3,472	$10.37 to $10.75	36,434	2.65%	1.00% to 2.40%	0.19% to 1.70%
2003	4,236	$10.35 to $10.57	44,140	0.10%	1.00% to 2.40%	3.40% to 4.86%
2002	5,334	$10.01 to $10.08	53,553	(a)	1.00% to 2.40%	(a)
ING GET Fund - Series T
2006	1,896	$10.75 to $11.20	20,734	3.00%	1.45% to 2.40%	4.07% to 5.07%
2005	2,299	$10.33 to $10.66	24,062	2.62%	1.45% to 2.40%	-0.86% to 0.09%
2004	2,687	$10.42 to $10.65	28,261	2.80%	1.45% to 2.40%	0.19% to 1.14%
2003	3,062	$10.40 to $10.53	32,020	0.14%	1.45% to 2.40%	3.38% to 4.36%
2002	3,908	$10.06 to $10.09	39,378	(a)	1.45% to 2.40%	(a)

186

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET Fund - Series U
2006	1,758	$10.98 to $11.42	$ 19,637	2.57%	1.45% to 2.40%	4.77% to 5.74%
2005	2,214	$10.48 to $10.80	23,508	2.19%	1.45% to 2.40%	-1.04% to 0.00%
2004	2,553	$10.59 to $10.80	27,273	1.91%	1.45% to 2.40%	0.95% to 1.89%
2003	2,854	$10.49 to $10.60	30,078	-	1.45% to 2.40%	5.21% to 6.00%
2002	50	$9.99 to $10.00	503	(a)	0.95% to 1.75%	(a)
ING GET Fund - Series V
2006	3,117	$9.71 to $10.07	30,716	2.25%	1.45% to 2.40%	1.89% to 2.86%
2005	4,571	$9.53 to $9.79	44,051	1.94%	1.45% to 2.40%	-1.55% to -0.61%
2004	5,690	$9.68 to $9.85	55,481	1.00%	1.45% to 2.40%	-0.10% to 0.82%
2003	7,680	$9.69 to $9.77	74,677	(b)	1.45% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2006	46	$12.48 to $12.64	577	-	0.75% to 1.50%	0.24% to 1.04%
2005	16	$12.45 to $12.51	201	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Funds Growth Portfolio
2006	2,461	$12.80 to $13.33	31,969	0.17%	0.95% to 1.90%	7.65% to 8.56%
2005	1,596	$11.89 to $12.03	20,435	-	0.95% to 1.90%	13.35% to 14.57%
2004	169	$10.49 to $10.50	1,774	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING American Funds Growth-Income Portfolio
2006	2,517	$12.03 to $12.53	30,744	0.73%	0.95% to 1.90%	12.43% to 13.49%
2005	1,896	$10.70 to $10.82	22,150	0.42%	0.95% to 1.90%	3.28% to 4.34%
2004	208	$10.36 to $10.37	2,347	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

187

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Funds International Portfolio
2006	2,095	$14.59 to $15.16	$ 30,978	0.86%	0.95% to 1.90%	16.07% to 17.15%
2005	2,168	$12.57 to $12.71	27,749	0.53%	0.95% to 1.90%	18.70% to 19.79%
2004	856	$10.59 to $10.61	9,074	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Large Cap Growth Portfolio - Service Class
2006	132	$12.18 to $12.38	1,626	-	0.95% to 1.90%	5.09% to 6.08%
2005	146	$11.59 to $11.67	1,700	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Health Sciences Portfolio - Service Class
2006	44	$12.60 to $12.71	562	-	0.75% to 1.25%	12.40% to 13.08%
2005	45	$11.21 to $11.24	505	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Omega Portfolio - Institutional Class
2006	1,258	$10.62 to $11.92	14,399	-	0.95% to 1.90%	3.90% to 4.93%
2005	1,492	$10.17 to $11.36	17,454	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2006	2,932	$9.82 to $9.94	28,943	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

188

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Diversified Mid Cap Portfolio - Service Class
2006	125	$13.01 to $13.18	$ 1,644	-	0.75% to 1.50%	10.58% to 11.13%
2005	30	$11.82 to $11.86	356	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio - Institutional Class
2006	7,527	$10.04 to $10.77	78,216	-	0.95% to 1.90%	0.95% to 1.89%
2005	2,299	$9.90 to $10.57	25,074	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2006	11	$9.77 to $9.83	109	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Income Portfolio - Service Class
2006	395	$10.89 to $10.96	4,316	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Real Estate Portfolio - Service Class
2006	148	$13.58 to $13.67	2,017	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

189

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Resources Portfolio - Service Class
2006	162	$9.89 to $9.96	$ 1,610	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2006	319	$11.35 to $14.76	4,487	0.62%	0.95% to 1.90%	34.28% to 34.55%
2005	110	$10.97	1,210	(d)	1.25% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2006	349	$17.90 to $18.13	6,325	0.56%	0.75% to 1.50%	33.78% to 34.80%
2005	195	$13.38 to $13.45	2,620	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2006	524	$13.04 to $13.25	6,901	0.08%	0.95% to 1.90%	14.79% to 15.82%
2005	803	$11.36 to $11.44	9,171	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2006	27	$13.01 to $13.12	358	-	0.75% to 1.25%	15.80%
2005	1	$11.33 to $11.33	16	(d)	0.75% to 0.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

190

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Value Opportunities Portfolio - Institutional Class
2006	3,256	$12.55 to $12.76	$ 41,313	0.72%	0.95% to 1.90%	18.17% to 19.36%
2005	4,224	$10.62 to $10.69	45,057	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Value Opportunities Portfolio - Service Class
2006	281	$12.59 to $12.62	3,543	0.35%	1.25% to 1.40%	18.33% to 18.50%
2005	300	$10.64 to $10.65	3,197	(d)	1.25% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Julius Baer Foreign Portfolio - Service Class
2006	1,083	$10.79 to $17.21	13,881	-	0.75% to 1.90%	27.57% to 28.24%
2005	163	$13.31 to $13.42	2,191	0.08%	0.75% to 1.25%	14.51%
2004	21	$11.72	242	(c)	0.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Value Portfolio - Institutional Class
2006	2,636	$11.95 to $12.46	31,996	-	0.95% to 1.90%	4.73% to 5.81%
2005	3,079	$11.41 to $11.53	37,805	-	0.95% to 1.90%	4.20% to 5.20%
2004	80	$10.95 to $10.96	882	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Value Portfolio - Service Class
2006	47	$12.08 to $12.18	571	-	0.75% to 1.25%	5.23% to 5.73%
2005	64	$11.46 to $11.52	731	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

191

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Aggressive Growth Portfolio - Service Class
2006	101	$12.25 to $12.38	$ 1,239	0.10%	0.95% to 1.75%	16.11% to 17.01%
2005	50	$10.55 to $10.58	532	(d)	0.95% to 1.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Growth Portfolio - Service Class
2006	738	$11.83 to $11.98	8,785	0.58%	0.95% to 1.90%	13.31% to 14.31%
2005	220	$10.44 to $10.48	2,302	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Growth Portfolio - Service Class
2006	1,194	$11.48 to $11.63	13,815	1.02%	0.95% to 1.90%	11.24% to 12.37%
2005	333	$10.32 to $10.35	3,437	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Portfolio - Service Class
2006	924	$11.19 to $11.34	10,417	1.26%	0.95% to 1.90%	9.28% to 10.42%
2005	383	$10.24 to $10.27	3,932	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2006	4	$10.79 to $10.83	45	(e)	0.75% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

192

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Lord Abbett Affiliated Portfolio - Service Class
2006	99	$10.75 to $10.82	$ 1,071	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING MarketPro Portfolio - Service Class
2006	2	$10.45	20	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2006	83	$10.05 to $11.90	918	-	0.75% to 1.90%	3.60% to 4.20%
2005	18	$11.39 to $11.42	210	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico International Opportunities Portfolio - Service Class
2006	952	$10.69 to $15.35	13,618	0.03%	0.75% to 1.90%	21.75% to 23.10%
2005	677	$12.37 to $12.47	8,410	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Institutional Class
2006	10,701	$11.43 to $11.62	123,605	2.62%	0.95% to 1.90%	10.01% to 11.09%
2005	13,910	$10.39 to $10.46	145,082	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

193

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Total Return Portfolio - Service Class
2006	118	$13.92 to $14.37	$ 1,658	2.36%	0.75% to 1.50%	10.28% to 11.07%
2005	187	$12.59 to $13.03	2,374	2.65%	0.75% to 1.50%	1.40% to 2.16%
2004	154	$12.39 to $12.85	1,922	2.76%	0.75% to 1.50%	9.74% to 10.24%
2003	35	$11.29 to $11.33	401	(b)	0.75% to 1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Utilities Portfolio - Service Class
2006	81	$14.68 to $14.86	1,201	0.06%	0.75% to 1.50%	28.88% to 29.78%
2005	41	$11.39 to $11.45	469	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2006	246	$12.19 to $12.64	3,092	1.44%	0.95% to 1.90%	13.09% to 14.08%
2005	140	$11.00 to $11.08	1,589	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Main Street Portfolio® - Service Class
2006	13	$12.57	168	0.38%	0.75%	14.07%
2005	2	$11.02	27	(d)	0.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO High Yield Portfolio - Service Class
2006	346	$10.55 to $11.37	3,918	6.45%	0.75% to 1.50%	7.42% to 8.08%
2005	284	$10.48 to $10.54	2,987	(d)	0.75% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

194

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer Fund Portfolio - Institutional Class
2006	2,078	$10.78 to $12.77	$ 26,316	-	0.75% to 2.25%	14.47% to 15.88%
2005	2,096	$10.95 to $11.02	27,255	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2006	3	$10.63	36	(e)	0.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Service Class
2006	33	$10.52 to $10.58	344	(e)	0.95% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2006	466	$12.33 to $12.48	5,804	1.29%	0.75% to 1.50%	13.27% to 13.76%
2005	80	$10.93 to $10.97	878	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Equity Income Portfolio - Service Class
2006	419	$11.01 to $17.57	6,350	1.24%	0.75% to 1.90%	17.29% to 18.16%
2005	333	$14.18 to $14.98	4,775	1.58%	0.75% to 1.50%	2.39% to 3.16%
2004	168	$13.81 to $14.63	2,335	1.25%	0.75% to 1.50%	13.48% to 13.99%
2003	58	$12.17 to $12.22	704	(b)	0.75% to 1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

195

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Global Growth Portfolio - Service Class
2006	62	$11.08 to $11.15	$ 692	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Allocation Portfolio - Service Class
2006	604	$11.74 to $11.94	7,159	1.43%	0.95% to 1.90%	8.91% to 10.05%
2005	708	$10.78 to $10.85	7,663	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Growth and Income Portfolio - Service Class
2006	116	$12.60 to $12.76	1,476	1.35%	0.75% to 1.50%	14.34% to 15.16%
2005	121	$11.02 to $11.08	1,341	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Real Estate Portfolio - Service Class
2006	88	$11.88 to $12.34	1,079	(e)	0.75% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity Portfolio - Service Class
2006	887	$10.86 to $10.94	9,676	(e)	0.75% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

196

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2006	21	$10.63 to $10.79	$ 225	(e)	0.75% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
2006	36	$10.42 to $10.55	374	(e)	0.75% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Service Class
2006	14	$12.99 to $13.30	187	0.28%	0.75% to 1.25%	17.88% to 18.43%
2005	12	$11.02 to $13.27	130	1.16%	0.75% to 1.25%	0.00% to 0.54%
2004	35	$11.02 to $13.23	387	1.06%	0.75% to 1.25%	8.68% to 9.19%
2003	17	$10.14 to $12.14	179	0.65%	0.75% to 1.25%	29.67%
2002	2	$7.82	14	(a)	1.25%	(a)
ING American Century Select Portfolio - Initial Class
2006	4,885	$9.82 to $10.48	50,566	1.22%	0.75% to 1.90%	-3.46% to -2.35%
2005	6,054	$10.14 to $10.75	69,123	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2006	102	$15.55 to $18.32	1,650	0.01%	0.75% to 1.50%	13.67% to 14.58%
2005	107	$13.68 to $16.02	1,511	0.24%	0.75% to 1.50%	6.29% to 7.08%
2004	77	$12.87 to $15.00	1,034	-	0.75% to 1.50%	19.89% to 20.35%
2003	50	$10.81 to $12.48	561	0.16%	0.75% to 1.25%	16.24% to 34.53%
2002	20	$8.11 to $9.30	173	(a)	0.75% to 1.25%	(a)

197

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Baron Asset Portfolio - Service Class
2006	1	$10.09 to $10.12	$ 7	(e)	0.75% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Baron Small Cap Growth Portfolio - Service Class
2006	541	$10.05 to $19.69	7,061	-	0.75% to 1.90%	13.49% to 14.40%
2005	248	$15.20 to $17.25	3,883	-	0.75% to 1.50%	5.78% to 6.55%
2004	200	$14.37 to $16.22	2,941	-	0.75% to 1.50%	26.05% to 27.04%
2003	119	$11.40 to $12.79	1,381	-	0.75% to 1.50%	18.29% to 32.34%
2002	21	$8.72 to $9.68	193	(a)	0.75% to 1.25%	(a)
ING Columbia Small Cap Value II Portfolio - Service Class
2006	327	$10.02 to $10.10	3,294	(e)	0.75% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Davis Venture Value Portfolio - Service Class
2006	173	$10.91 to $15.96	2,083	-	0.75% to 1.90%	12.11% to 13.01%
2005	83	$11.31 to $14.15	982	-	0.75% to 1.50%	2.35% to 3.12%
2004	129	$11.05 to $13.75	1,485	-	0.75% to 1.50%	6.87% to 7.64%
2003	113	$10.34 to $12.80	1,215	0.75%	0.75% to 1.50%	39.53%
2002	1	$7.69	5	(a)	0.75%	(a)
ING Fundamental Research Portfolio - Service Class
2006	2	$12.70 to $13.00	24	0.10%	0.75% to 1.25%	10.82% to 11.30%
2005	2	$11.46 to $11.68	19	2.04%	0.75% to 1.25%	4.37% to 4.94%
2004	7	$10.98 to $11.13	79	-	0.75% to 1.25%	9.12%
2003	1	$10.20	6	(b)	0.75%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

198

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Goldman Sachs® Capital Growth Portfolio - Service Class
2006	24	$11.38 to $13.68	$ 282	-	0.75% to 1.25%	7.26% to 7.77%
2005	35	$10.61 to $12.72	379	0.29%	0.75% to 1.25%	0.57% to 1.12%
2004	29	$10.55 to $12.61	315	-	0.75% to 1.25%	7.43% to 7.98%
2003	2	$9.82 to $11.70	25	-	0.75% to 1.25%	22.68%
2002	2	$8.07	18	(a)	0.75% to 0.80%	(a)
ING JPMorgan International Portfolio - Initial Class
2006	2,902	$10.78 to $31.74	45,361	0.92%	0.75% to 1.90%	19.91% to 21.29%
2005	3,204	$8.99 to $26.17	43,806	0.75%	0.75% to 1.90%	7.92% to 9.22%
2004	3,467	$8.33 to $23.96	44,030	1.15%	0.75% to 1.90%	16.67% to 18.03%
2003	3,196	$7.14 to $20.30	34,019	1.05%	0.75% to 1.90%	27.05% to 28.48%
2002	2,909	$5.62 to $15.80	24,044	0.62%	0.75% to 1.90%	-19.64% to -18.69%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2006	156	$17.09 to $19.74	2,766	-	0.75% to 1.50%	14.78% to 15.69%
2005	137	$14.89 to $17.10	2,101	0.28%	0.75% to 1.50%	6.89% to 7.67%
2004	154	$13.93 to $15.92	2,215	0.21%	0.75% to 1.50%	18.76% to 19.71%
2003	55	$11.73 to $13.32	678	0.48%	0.75% to 1.50%	28.46% to 29.02%
2002	9	$9.17 to $9.20	87	(a)	0.75% to 1.25%	(a)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
2006	3,252	$6.11 to $18.04	42,509	-	0.75% to 1.90%	8.14% to 9.47%
2005	3,880	$5.65 to $16.48	48,357	-	0.75% to 1.90%	9.28% to 10.60%
2004	4,742	$5.17 to $14.90	53,255	-	0.75% to 1.90%	7.71% to 8.92%
2003	5,581	$4.80 to $13.68	58,639	-	0.75% to 1.90%	35.59% to 37.25%
2002	6,053	$3.54 to $9.97	47,008	-	0.45% to 1.90%	-36.54% to -35.60%
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
2006	1,107	$10.39 to $10.46	11,549	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

199

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Partners Portfolio - Initial Class
2006	4,756	$10.30 to $10.49	$ 49,253	(e)	0.95% to 2.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Neuberger Berman Regency Portfolio - Service Class
2006	37	$10.05 to $10.11	370	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING OpCap Balanced Value Portfolio - Service Class
2006	90	$12.26 to $15.43	1,186	0.91%	0.75% to 1.50%	8.88% to 9.60%
2005	121	$11.26 to $14.11	1,444	0.39%	0.75% to 1.50%	1.17% to 1.94%
2004	180	$11.13 to $13.87	2,116	1.01%	0.75% to 1.50%	8.69% to 9.42%
2003	116	$10.24 to $12.69	1,250	1.66%	0.75% to 1.50%	28.66%
2002	2	$8.34 to $8.37	15	(a)	0.80% to 1.25%	(a)
ING Oppenheimer Global Portfolio - Initial Class
2006	13,690	$13.51 to $14.07	190,280	0.07%	0.75% to 1.90%	15.80% to 17.09%
2005	15,774	$11.62 to $12.04	193,562	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2006	6,500	$10.54 to $10.93	70,286	0.38%	0.75% to 2.25%	6.07% to 7.66%
2005	7,202	$9.99 to $10.13	75,516	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

200

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Strategic Income Portfolio - Service Class
2006	-	$10.73	$ 1	(e)	1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2006	563	$11.61 to $12.03	6,721	1.62%	0.75% to 1.50%	2.47% to 3.26%
2005	492	$11.31 to $11.65	5,693	1.55%	0.75% to 1.50%	0.53% to 1.30%
2004	339	$11.18 to $11.50	3,885	-	0.75% to 1.50%	2.73% to 3.60%
2003	237	$10.82 to $11.10	2,613	3.68%	0.75% to 1.50%	0.93% to 3.26%
2002	119	$10.70 to $10.75	1,275	(a)	0.75% to 1.50%	(a)
ING Pioneer High Yield Portfolio - Initial Class
2006	2	$10.58 to $10.61	21	(e)	0.75% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2015 Portfolio - Service Class
2006	82	$11.64 to $11.78	959	0.27%	0.75% to 1.50%	9.36% to 9.89%
2005	6	$10.68 to $10.72	68	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Service Class
2006	70	$12.13 to $12.23	853	0.23%	0.75% to 1.25%	11.18% to 11.79%
2005	11	$10.91 to $10.94	125	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

201

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Solution 2035 Portfolio - Service Class
2006	36	$12.47 to $12.58	$ 453	0.11%	0.75%	to	1.25%	12.65%
2005	-	$11.07	3	(d)	1.25%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Solution 2045 Portfolio - Service Class
2006	21	$12.81 to $12.92	272	0.05%	0.75%	to	1.25%	13.66%
2005	-	$11.27	3	(d)	1.25%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Solution Income Portfolio - Service Class
2006	37	$10.92 to $11.02	408	0.18%	0.75%	to	1.25%	6.02%
2005	13	$10.30	138	(d)	1.25%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2006	6,287	$11.90 to $12.67	78,292	-	0.75%	to	1.90%	7.04% to 8.35%
2005	7,857	$11.07 to $11.73	90,830	(d)	0.75%	to	1.90%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2006	2,343	$12.35 to $30.09	60,240	0.23%	0.75%	to	1.50%	11.65% to 12.44%
2005	2,307	$13.30 to $26.93	64,310	0.49%	0.75%	to	1.50%	4.59% to 5.39%
2004	2,801	$12.62 to $25.72	73,921	0.15%	0.75%	to	1.50%	8.39% to 9.21%
2003	3,123	$11.57 to $23.71	74,887	0.15%	0.75%	to	1.50%	28.96% to 30.00%
2002	3,205	$8.90 to $18.37	58,443	0.19%	0.45%	to	1.50%	-24.44% to -23.64%

202

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Foreign Equity Portfolio - Service Class
2006	64	$11.15 to $11.22	$ 715	(e)	0.75% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Thornburg Value Portfolio - Initial Class
2006	2,035	$7.06 to $32.27	28,919	0.47%	0.75% to 1.90%	14.61% to 15.95%
2005	2,322	$6.16 to $27.83	30,602	0.78%	0.75% to 1.90%	-0.32% to 0.80%
2004	2,955	$6.18 to $27.61	38,224	0.42%	0.75% to 1.90%	10.75% to 12.05%
2003	3,394	$5.58 to $24.64	39,287	0.20%	0.75% to 1.90%	25.68% to 27.14%
2002	3,869	$4.44 to $20.94	35,741	-	0.45% to 1.90%	-31.49% to -30.48%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2006	2,519	$8.29 to $18.70	36,982	0.79%	0.75% to 1.90%	12.33% to 13.68%
2005	3,105	$7.38 to $16.45	40,268	0.88%	0.75% to 1.90%	7.27% to 8.51%
2004	3,631	$6.88 to $15.16	43,678	0.77%	0.75% to 1.90%	12.60% to 13.90%
2003	3,988	$6.11 to $13.31	42,940	0.57%	0.75% to 1.90%	22.69% to 24.04%
2002	4,627	$4.98 to $10.73	40,669	0.20%	0.75% to 1.90%	-26.32% to -25.45%
ING UBS U.S. Small Cap Growth Portfolio - Service Class
2006	3	$9.67 to $9.72	29	(e)	0.95% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Service Class
2006	221	$14.17 to $16.85	3,248	0.66%	0.75% to 1.50%	14.09% to 14.99%
2005	252	$12.42 to $14.68	3,224	0.60%	0.75% to 1.50%	1.97% to 2.74%
2004	298	$12.18 to $14.32	3,726	-	0.75% to 1.50%	15.23% to 15.84%
2003	83	$10.64 to $12.38	899	0.77%	0.75% to 1.25%	28.04% to 28.69%
2002	38	$8.31 to $8.34	319	(a)	0.75% to 1.25%	(a)

203

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial Class
2006	11,772	$11.84 to $12.18	$ 142,375	1.91%	0.75% to 1.90%	10.52% to 11.84%
2005	13,462	$10.66 to $10.91	146,295	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Strategic Allocation Conservative Portfolio - Class I
2006	802	$16.28 to $19.45	14,115	2.69%	0.75% to 1.50%	6.77% to 7.58%
2005	795	$15.95 to $18.08	16,483	1.95%	0.75% to 1.50%	2.31% to 3.08%
2004	926	$15.55 to $17.54	18,730	1.82%	0.75% to 1.50%	6.50% to 7.15%
2003	1,031	$14.58 to $16.37	19,422	2.31%	0.75% to 1.40%	12.05% to 12.82%
2002	1,237	$12.99 to $14.51	20,088	3.32%	0.75% to 1.40%	-5.69% to -0.78%
ING VP Strategic Allocation Growth Portfolio - Class I
2006	800	$10.68 to $21.97	15,119	1.35%	0.75% to 2.25%	10.67% to 12.32%
2005	633	$16.45 to $19.56	14,815	1.22%	0.75% to 1.50%	4.65% to 5.39%
2004	771	$15.68 to $18.56	15,631	1.04%	0.75% to 2.25%	10.33% to 11.20%
2003	813	$14.18 to $16.69	14,808	0.87%	0.75% to 2.25%	22.52% to 23.45%
2002	835	$11.55 to $13.52	11,257	1.75%	0.75% to 2.25%	-15.04% to -14.40%
ING VP Strategic Allocation Moderate Portfolio - Class I
2006	1,165	$10.87 to $20.58	20,258	1.93%	0.75% to 2.25%	8.70% to 10.35%
2005	953	$12.95 to $18.65	21,319	1.57%	0.75% to 1.50%	3.15% to 3.90%
2004	1,065	$15.45 to $17.95	20,822	1.30%	0.75% to 2.25%	8.74% to 9.38%
2003	948	$14.19 to $16.41	16,937	1.41%	0.75% to 2.25%	17.79% to 18.57%
2002	977	$12.03 to $13.84	14,344	2.50%	0.45% to 1.40%	-10.81% to -9.94%
ING VP Growth and Income Portfolio - Class I
2006	14,714	$8.06 to $305.35	372,591	1.14%	0.75% to 2.25%	11.63% to 13.32%
2005	15,346	$7.36 to $231.60	383,782	0.99%	0.75% to 1.90%	6.05% to 7.34%
2004	18,090	$6.94 to $216.86	423,357	2.31%	0.75% to 2.25%	6.28% to 7.59%
2003	20,842	$6.53 to $202.58	455,361	-	0.75% to 2.25%	-24.93% to 25.16%
2002	24,165	$5.28 to $162.71	415,966	0.84%	0.45% to 1.90%	-26.42% to 60.86%

204

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 1
2006	1,515	$10.76 to $11.14	$ 16,578	2.46%	1.45% to 2.40%	5.08% to 6.20%
2005	1,865	$10.24 to $10.49	19,331	2.38%	1.45% to 2.40%	-0.78% to 0.10%
2004	2,214	$10.32 to $10.48	23,042	0.68%	1.45% to 2.40%	0.98% to 1.95%
2003	2,531	$10.22 to $10.28	25,945	(b)	1.45% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 2
2006	854	$10.39 to $10.73	9,019	2.88%	1.45% to 2.40%	4.11% to 5.09%
2005	1,432	$9.98 to $10.21	14,471	2.63%	1.45% to 2.40%	-1.58% to -0.58%
2004	1,939	$10.14 to $10.27	19,803	0.10%	1.45% to 2.40%	1.20% to 2.19%
2003	2,442	$10.02 to $10.05	24,501	(b)	1.45% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 3
2006	2,752	$10.10 to $10.40	28,242	2.51%	1.45% to 2.40%	3.80% to 4.84%
2005	4,182	$9.73 to $9.92	41,138	1.97%	1.45% to 2.40%	-1.62% to -0.70%
2004	5,491	$9.89 to $9.99	54,614	-	1.45% to 2.40%	-1.00% to -0.10%
2003	196	$10.00	1,965	(b)	0.95% to 1.75%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 4
2006	469	$10.75 to $11.05	5,115	2.72%	1.45% to 2.40%	5.29% to 6.35%
2005	569	$10.21 to $10.39	5,868	1.74%	1.45% to 2.40%	-1.16% to -0.19%
2004	788	$10.33 to $10.41	8,173	(c)	1.45% to 2.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 5
2006	284	$11.36 to $11.64	3,282	1.93%	1.45% to 2.40%	8.60% to 9.60%
2005	374	$10.46 to $10.62	3,957	0.98%	1.45% to 2.40%	0.19% to 1.14%
2004	422	$10.44 to $10.50	4,428	(c)	1.45% to 2.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

205

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2006	3,851	$10.87 to $11.11	$ 42,523	2.61%	1.45% to 2.40%	7.84% to 8.81%
2005	6,780	$10.08 to $10.21	68,984	0.38%	1.45% to 2.40%	0.20% to 1.19%
2004	8,740	$10.06 to $10.09	88,090	(c)	1.45% to 2.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 7
2006	2,664	$10.75 to $10.97	29,018	2.50%	1.45% to 2.40%	7.61% to 8.72%
2005	4,298	$9.99 to $10.09	43,222	0.06%	1.45% to 2.40%	-0.10% to 0.90%
2004	5,702	$10.00	57,015	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 8
2006	2,552	$10.86 to $11.04	28,056	1.80%	1.45% to 2.40%	8.06% to 9.09%
2005	3,197	$10.05 to $10.12	32,287	(d)	1.45% to 2.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 9
2006	1,856	$10.71 to $10.83	20,035	1.29%	1.45% to 2.25%	7.64% to 8.52%
2005	2,337	$9.94 to $10.00	23,302	(d)	1.45% to 2.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 10
2006	1,672	$10.69 to $10.80	18,001	0.75%	1.45% to 2.25%	7.33% to 8.22%
2005	2,176	$9.96 to $10.00	21,698	(d)	1.45% to 2.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

206

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2006	1,783	$10.54 to $10.65	$ 18,897	0.11%	1.45% to 2.40%	5.29% to 6.29%
2005	2,425	$10.01 to $10.02	24,279	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 12
2006	4,373	$11.15 to $11.24	48,943	(e)	1.45% to 2.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 13
2006	4,416	$10.06 to $10.11	44,505	(e)	1.45% to 2.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 14
2006	9	$10.00	85	(e)	0.95% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology Portfolio - Class I
2006	1,911	$4.14 to $14.07	8,139	-	0.75% to 1.90%	5.24% to 6.60%
2005	2,617	$3.92 to $13.24	10,507	-	0.75% to 1.90%	9.56% to 10.87%
2004	2,857	$3.56 to $11.96	10,373	-	0.75% to 1.90%	-3.17% to -1.86%
2003	3,595	$3.66 to $12.23	13,372	-	0.75% to 1.90%	42.64% to 44.62%
2002	2,536	$2.55 to $2.67	6,564	-	0.75% to 1.90%	-42.40% to -41.72%

207

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth Portfolio - Class I
2006	1,613	$5.81 to $16.44	$ 18,754	0.06%	0.75% to 1.90%	0.69% to 1.89%
2005	1,858	$5.77 to $16.14	23,711	0.68%	0.75% to 1.90%	7.25% to 8.61%
2004	2,380	$5.38 to $14.86	28,081	0.12%	0.75% to 1.90%	5.25% to 6.37%
2003	2,874	$5.11 to $13.97	32,091	-	0.75% to 1.90%	27.75% to 29.46%
2002	3,203	$4.00 to $10.80	28,286	-	0.75% to 1.90%	-30.30% to -29.47%
ING VP Index Plus LargeCap Portfolio - Class I
2006	9,664	$9.15 to $22.99	152,360	1.09%	0.75% to 2.25%	11.99% to 13.70%
2005	9,069	$8.14 to $20.22	161,314	1.24%	0.75% to 1.90%	3.43% to 4.62%
2004	10,827	$7.87 to $19.33	182,362	1.01%	0.75% to 2.25%	8.40% to 9.77%
2003	12,166	$7.26 to $17.61	186,926	1.03%	0.75% to 2.25%	23.89% to 25.16%
2002	13,185	$5.86 to $14.07	154,417	0.24%	0.45% to 2.25%	-23.02% to -21.88%
ING VP Index Plus MidCap Portfolio - Class I
2006	724	$10.94 to $24.21	16,714	0.62%	0.75% to 1.50%	7.81% to 8.63%
2005	859	$16.06 to $22.30	18,302	0.44%	0.75% to 1.50%	9.52% to 10.34%
2004	944	$14.59 to $20.23	18,233	0.40%	0.75% to 1.50%	14.85% to 15.72%
2003	901	$12.63 to $17.49	15,032	0.44%	0.75% to 1.50%	30.49% to 31.40%
2002	925	$12.33 to $13.31	11,779	0.50%	0.45% to 1.50%	-13.40% to -12.49%
ING VP Index Plus SmallCap Portfolio - Class I
2006	480	$11.11 to $19.70	8,727	0.41%	0.75% to 1.50%	12.07% to 13.00%
2005	614	$15.33 to $17.45	9,917	0.31%	0.75% to 1.50%	6.09% to 6.79%
2004	592	$14.45 to $16.34	8,963	0.14%	0.75% to 1.50%	20.22% to 21.21%
2003	538	$12.02 to $13.49	6,712	0.16%	0.75% to 1.50%	34.15% to 35.13%
2002	464	$8.96 to $9.99	4,275	0.19%	0.75% to 1.50%	-14.50% to -13.86%
ING VP International Equity Portfolio - Class I
2006	1,447	$9.70 to $15.97	18,195	1.61%	0.75% to 1.90%	21.25% to 22.63%
2005	1,463	$8.00 to $11.31	17,086	0.92%	0.75% to 1.90%	14.61% to 16.00%
2004	1,353	$6.98 to $9.75	13,340	1.15%	0.75% to 1.90%	14.99% to 16.21%
2003	993	$6.07 to $8.39	8,924	0.89%	0.75% to 1.90%	29.42% to 31.09%
2002	836	$4.69 to $6.40	5,228	0.22%	0.75% to 1.90%	-28.07% to -27.23%

208

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Small Company Portfolio - Class I
2006	3,127	$13.29 to $29.24	$ 68,006	0.41%	0.75% to 1.90%	14.57% to 15.93%
2005	3,533	$11.60 to $25.23	72,337	0.14%	0.75% to 1.90%	8.21% to 9.46%
2004	4,382	$10.72 to $23.05	82,870	0.28%	0.75% to 1.90%	12.13% to 13.55%
2003	4,826	$9.56 to $20.30	80,458	0.24%	0.75% to 1.90%	34.84% to 36.42%
2002	4,213	$7.09 to $14.88	52,158	0.52%	0.45% to 1.90%	-24.69% to -23.57%
ING VP Value Opportunity Portfolio - Class I
2006	531	$11.05 to $22.88	11,521	1.42%	0.75% to 1.50%	14.29% to 15.15%
2005	684	$12.96 to $19.87	12,906	1.88%	0.75% to 1.50%	5.44% to 6.20%
2004	909	$12.23 to $18.71	16,285	0.82%	0.75% to 1.50%	8.48% to 9.35%
2003	1,131	$11.21 to $17.11	18,645	0.76%	0.75% to 1.50%	22.79% to 23.63%
2002	1,272	$9.36 to $13.84	17,001	0.44%	0.45% to 1.50%	-27.07% to -26.30%
ING VP Value Opportunity Portfolio - Class S
2006	105	$11.28 to $11.40	1,192	1.49%	0.95% to 1.90%	13.60% to 14.69%
2005	145	$9.93 to $9.94	1,436	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Financial Services Portfolio - Class I
2006	31	$11.36 to $13.91	426	1.19%	0.75% to 1.50%	16.06% to 16.60%
2005	11	$11.83 to $11.93	126	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP High Yield Bond Portfolio - Class I
2006	3,105	$10.52 to $10.64	32,955	(e)	0.95% to 2.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

209

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Value Portfolio - Class I
2006	401	$16.17 to $18.38	$ 6,725	2.18%	0.75% to 1.50%	27.52% to 28.53%
2005	304	$12.68 to $14.33	3,967	2.79%	0.75% to 1.50%	7.82% to 8.62%
2004	247	$11.76 to $13.22	2,980	1.29%	0.75% to 1.50%	15.63% to 16.51%
2003	115	$10.17 to $11.37	1,199	1.60%	0.75% to 1.50%	15.86% to 29.02%
2002	49	$7.95 to $8.83	404	(a)	0.75% to 1.50%	(a)
ING VP MidCap Opportunities Portfolio - Class I
2006	34	$11.93 to $12.26	411	-	0.75% to 1.25%	6.42% to 7.00%
2005	33	$11.21 to $11.46	379	-	0.75% to 1.25%	9.05% to 9.56%
2004	32	$10.28 to $13.84	340	-	0.75% to 1.25%	10.18% to 10.69%
2003	96	$9.33 to $9.45	905	-	0.75% to 1.25%	34.83% to 35.58%
2002	11	$6.89 to $6.97	76	(a)	0.75% to 1.50%	(a)
ING VP MidCap Opportunities Portfolio - Class S
2006	742	$10.20 to $10.77	7,822	-	0.95% to 1.90%	5.59% to 6.63%
2005	1,074	$9.66 to $10.10	10,674	-	0.95% to 1.90%	8.05% to 9.07%
2004	1,180	$8.94 to $9.26	10,784	-	0.95% to 1.90%	9.02% to 10.11%
2003	818	$8.20 to $8.41	6,818	-	0.95% to 1.90%	34.21% to 35.43%
2002	418	$6.11 to $6.21	2,583	-	0.95% to 1.90%	-27.40% to -26.70%
ING VP Real Estate Portfolio - Class I
2006	242	$20.61 to $21.02	5,083	2.33%	0.75% to 1.50%	34.41% to 35.18%
2005	152	$15.43 to $15.55	2,360	3.04%	0.75% to 1.25%	11.17% to 11.63%
2004	86	$13.88 to $13.93	1,193	(c)	0.75% to 1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING VP SmallCap Opportunities Portfolio - Class I
2006	26	$8.89 to $15.40	241	-	0.75% to 1.25%	11.12% to 11.61%
2005	11	$8.00 to $13.81	88	-	0.75% to 1.25%	7.82% to 8.34%
2004	128	$7.42 to $12.78	970	-	0.75% to 1.25%	8.80% to 9.42%
2003	202	$6.78 to $11.71	1,392	-	0.75% to 1.50%	36.95% to 37.45%
2002	12	$4.98 to $5.02	58	(a)	0.75% to 1.25%	(a)
210

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class S
2006	629	$8.03 to $8.48	$ 5,223	-	0.95% to 1.90%	10.30% to 11.29%
2005	810	$7.28 to $7.62	6,065	-	0.95% to 1.90%	6.74% to 7.78%
2004	765	$6.82 to $7.07	5,342	-	0.95% to 1.90%	7.91% to 8.94%
2003	704	$6.32 to $6.49	4,528	-	0.95% to 1.90%	35.62% to 37.21%
2002	376	$4.66 to $4.73	1,772	-	0.95% to 1.90%	-44.82% to -44.28%
ING VP Balanced Portfolio - Class I
2006	7,358	$10.64 to $38.70	165,989	2.39%	0.75% to 2.25%	7.47% to 9.16%
2005	6,847	$10.08 to $27.78	174,465	2.33%	0.75% to 1.90%	2.34% to 3.50%
2004	7,519	$9.85 to $26.84	189,559	2.00%	0.75% to 2.25%	7.30% to 8.58%
2003	6,962	$9.18 to $24.72	172,818	1.94%	0.75% to 2.25%	16.65% to 18.00%
2002	7,046	$7.87 to $26.80	148,868	1.07%	0.45% to 2.25%	-12.01% to -10.71%
ING VP Intermediate Bond Portfolio - Class I
2006	6,657	$10.25 to $79.47	115,703	3.76%	0.75% to 2.25%	1.75% to 3.26%
2005	7,208	$11.62 to $20.25	130,583	3.70%	0.75% to 1.90%	1.18% to 2.38%
2004	7,665	$11.37 to $19.78	137,880	7.97%	0.75% to 2.25%	2.91% to 4.11%
2003	8,243	$10.94 to $19.00	143,435	1.80%	0.75% to 2.25%	4.22% to 5.51%
2002	9,939	$11.86 to $18.01	164,563	3.25%	0.75% to 2.25%	6.28% to 7.53%
ING VP Money Market Portfolio - Class I
2006	18,036	$10.17 to $15.44	224,967	2.87%	0.75% to 2.25%	2.49% to 4.11%
2005	17,339	$10.21 to $14.83	214,217	1.08%	0.75% to 1.90%	1.09% to 2.21%
2004	15,367	$10.10 to $14.51	192,781	1.13%	0.75% to 2.25%	-0.88% to 0.35%
2003	13,149	$10.02 to $14.46	173,894	1.89%	0.75% to 2.25%	-1.07% to 0.14%
2002	19,939	$10.30 to $14.44	262,556	3.85%	0.75% to 2.25%	-0.31% to 0.86%
ING VP Natural Resources Trust
2006	190	$22.27 to $29.95	5,532	-	0.75% to 1.50%	19.92% to 20.81%
2005	199	$18.44 to $24.79	4,803	0.03%	0.75% to 1.50%	40.71% to 41.82%
2004	111	$16.41 to $17.48	1,861	0.95%	0.75% to 1.50%	11.03% to 11.76%
2003	116	$14.78 to $15.64	1,732	-	0.75% to 1.50%	28.52% to 29.58%
2002	135	$11.48 to $12.07	1,567	0.19%	0.75% to 1.50%	-3.56% to -2.83%

211

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Janus Aspen Series Balanced Portfolio - Institutional Shares
2006	1	$31.04	$ 21	2.16%	0.75%	9.88%
2005	1	$28.25	19	-	0.75%	7.17%
2004	9,164	$9.95 to $27.77	156,790	2.08%	0.75% to 1.90%	6.53% to 7.72%
2003	11,471	$9.34 to $25.95	186,531	2.17%	0.75% to 1.90%	-46.48% to 13.18%
2002	13,695	$8.35 to $23.08	197,825	2.41%	0.45% to 1.90%	-8.22% to 109.99%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2006	1	$22.39	12	4.88%	0.75%	3.47%
2005	1	$21.64	11	-	0.75%	1.22%
2004	794	$11.46 to $21.38	15,748	5.17%	0.75% to 1.50%	2.40% to 3.19%
2003	1,144	$11.13 to $20.72	22,158	4.66%	0.75% to 1.50%	4.82% to 5.61%
2002	1,538	$12.85 to $19.62	28,392	4.45%	0.45% to 1.50%	8.83% to 9.98%
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
2006	-	$19.85 to $21.47	8	0.49%	0.75% to 1.50%	9.73% to 10.56%
2005	-	$18.09 to $19.42	7	-	0.75% to 1.50%	2.73% to 3.52%
2004	6,667	$5.85 to $21.12	84,481	0.13%	0.75% to 1.90%	2.45% to 3.70%
2003	8,493	$5.71 to $20.49	105,326	0.08%	0.75% to 1.90%	29.19% to 30.80%
2002	10,142	$4.42 to $15.78	98,503	-	0.45% to 1.90%	-27.91% to -26.84%
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
2006	-	$25.19 to $27.25	7	-	0.75% to 1.50%	11.96% to 12.79%
2005	-	$22.50 to $24.16	6	-	0.75% to 1.50%	10.62% to 11.44%
2004	7,231	$4.59 to $21.68	94,264	-	0.75% to 1.90%	18.30% to 19.85%
2003	7,749	$3.88 to $18.09	88,717	-	0.75% to 1.90%	32.77% to 34.10%
2002	8,940	$2.92 to $15.64	77,233	-	0.45% to 1.90%	-29.31% to -28.26%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
2006	-	$26.53	7	1.72%	0.75%	17.29%
2005	-	$22.62	6	-	0.75%	5.11%
2004	10,934	$5.95 to $23.00	154,245	0.94%	0.75% to 1.90%	2.76% to 3.96%
2003	13,736	$5.79 to $22.26	190,923	1.05%	0.75% to 1.90%	21.64% to 23.07%
2002	17,171	$4.76 to $18.46	198,280	0.84%	0.45% to 1.90%	-26.92% to -25.84%

212

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2006	580	$13.17 to $16.27	$ 7,931	1.19%	0.75% to 1.50%	15.53% to 16.37%
2005	668	$11.40 to $14.01	7,859	1.05%	0.75% to 1.50%	1.69% to 2.52%
2004	591	$11.21 to $13.69	6,773	1.07%	0.75% to 1.50%	10.99% to 11.78%
2003	303	$10.10 to $12.27	3,110	1.02%	0.75% to 1.50%	29.43% to 30.09%
2002	54	$7.85 to $7.91	422	(a)	0.75% to 1.25%	(a)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2006	306	$11.47 to $17.86	4,642	0.42%	0.75% to 1.50%	10.54% to 11.36%
2005	434	$13.28 to $16.06	5,924	0.52%	0.75% to 1.50%	6.67% to 7.43%
2004	292	$12.45 to $14.98	3,732	0.40%	0.75% to 1.50%	22.18% to 23.12%
2003	117	$10.19 to $12.20	1,217	0.66%	0.75% to 1.50%	3.85% to 23.87%
2002	55	$8.38 to $9.87	474	(a)	0.75% to 1.25%	(a)
Oppenheimer Aggressive Growth Fund/VA
2006	6	$10.41 to $12.91	74	-	0.80% to 1.25%	1.66% to 2.14%
2005	2,781	$5.20 to $16.97	32,591	-	0.95% to 1.90%	10.32% to 11.25%
2004	3,156	$4.71 to $15.29	32,874	-	0.95% to 1.90%	17.46% to 18.63%
2003	3,313	$4.01 to $12.93	29,115	-	0.95% to 1.90%	23.01% to 24.42%
2002	3,447	$3.26 to $10.43	23,930	0.67%	0.95% to 1.90%	-29.17% to -28.48%
Oppenheimer Global Securities/VA
2006	3	$24.76	83	0.98%	0.75%	16.79%
2005	3	$21.20	72	2.12%	0.75%	13.49%
2004	2,073	$15.03 to $23.47	43,720	1.17%	0.75% to 1.50%	17.37% to 18.23%
2003	1,634	$12.73 to $19.94	29,539	0.55%	0.75% to 1.50%	40.97% to 41.96%
2002	1,174	$10.74 to $14.12	15,177	0.57%	0.75% to 1.50%	-23.30% to -22.72%
Oppenheimer Main Street Fund®/VA
2006	32	$10.78 to $12.56	381	2.21%	0.80% to 1.25%	13.59% to 14.08%
2005	4,588	$8.60 to $14.43	58,462	1.38%	0.95% to 1.90%	3.99% to 4.98%
2004	5,694	$8.27 to $13.79	68,396	0.85%	0.80% to 2.25%	7.40% to 8.45%
2003	5,799	$7.70 to $12.76	65,121	0.86%	0.95% to 2.25%	24.19% to 25.42%
2002	5,617	$6.20 to $10.19	48,801	0.77%	0.95% to 2.25%	-20.34% to -19.57%

213

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
Division	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Oppenheimer Main Street Small Cap Fund®/VA
2006	54	$13.26	to	$13.43	$ 723	0.10%	0.75%	to	1.50%	13.65% to 14.20%
2005	3	$11.72	to	$11.76	41	(d)	0.75%	to	1.25%	(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
2002	(d)		(d)		(d)	(d)		(d)		(d)
PIMCO Real Return Portfolio - Administrative Class
2006	224	$10.75	to	$10.97	2,452	4.26%	0.75%	to	1.50%	-0.37% to 0.09%
2005	139	$10.87	to	$10.96	1,526	3.42%	0.75%	to	1.25%	1.29%
2004	48	$10.82			522	(c)	0.75%			(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
2002	(c)		(c)		(c)	(c)		(c)		(c)
Pioneer Equity Income VCT Portfolio - Class I
2006	431	$13.85	to	$16.92	6,178	2.39%	0.75%	to	1.50%	20.64% to 21.57%
2005	361	$11.48	to	$13.95	4,265	2.67%	0.75%	to	1.50%	4.17% to 4.95%
2004	140	$11.02	to	$13.32	1,581	2.07%	0.75%	to	1.50%	14.67% to 15.53%
2003	26	$9.61	to	$11.55	253	2.46%	0.75%	to	1.50%	21.03% to 21.61%
2002	19	$7.99	to	$8.05	153	(a)	0.75%	to	1.25%	(a)
Pioneer Fund VCT Portfolio - Class I
2006	9	$12.05	to	$15.41	118	1.55%	0.75%	to	1.50%	15.17% to 15.67%
2005	7	$10.61	to	$10.85	81	1.02%	0.75%	to	1.25%	4.84% to 5.44%
2004	5	$10.12	to	$10.29	52	-	0.75%	to	1.25%	9.88% to 10.41%
2003	-	$9.21	to	$9.32	4	0.58%	0.75%	to	1.25%	22.79%
2002	-		$7.59		1	(a)	0.75%			(a)
Pioneer High Yield VCT Portfolio - Class I
2006	42	$11.48	to	$11.64	480	4.35%	0.75%	to	1.25%	7.68%
2005	12	$10.81			133	6.30%	0.75%			1.22%
2004	20	$10.68			216	(c)	0.75%			(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
2002	(c)		(c)		(c)	(c)		(c)		(c)

214

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pioneer Mid Cap Value VCT Portfolio - Class I
2006	213	$16.71 to $18.99	3,687	0.98%	0.75% to 1.50%	10.88% to 11.75%
2005	273	$15.07 to $17.02	4,234	0.32%	0.75% to 1.50%	6.28% to 7.08%
2004	220	$14.18 to $15.93	3,193	0.31%	0.75% to 1.50%	20.27% to 21.25%
2003	62	$11.79 to $13.17	739	0.14%	0.75% to 1.50%	35.85% to 36.36%
2002	3	$8.73 to $8.80	30	(a)	0.75% to 1.25%	(a)
Wanger Select
2006	140	$14.62 to $14.91	2,085	0.29%	0.75% to 1.50%	18.23% to 18.80%
2005	44	$12.45 to $12.55	554	-	0.75% to 1.25%	9.61%
2004	22	$11.45	249	(c)	0.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wanger U.S. Smaller Companies
2006	42	$13.46 to $13.73	569	0.39%	0.75% to 1.50%	6.53% to 7.10%
2005	43	$12.72 to $12.82	552	-	0.75% to 1.25%	10.42% to 10.42%
2004	8	$11.61	97	(c)	0.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, and other contract charges as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

215

VARIABLE ANNUITY ACCOUNT B

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits:
(a) Financial Statements:
(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Consolidated Statements of Operations for the years ended December 31, 2006, 2005 and 2004
	-	Consolidated Balance Sheets as of December 31, 2006 and 2005
	-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2006, 2005 and 2004
	-	Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004
	-	Notes to Consolidated Financial Statements
Financial Statements of Variable Annuity Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2006
	-	Statements of Operations for the year ended December 31, 2006
	-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
	-	Notes to Financial Statements

(b)	Exhibits:
	(1)	Resolution establishing Variable Annuity Account B · Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986),
as filed on April 22, 1996.
	(2)	Not applicable.
	(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and
Annuity Company and Aetna Investment Services, LLC · Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
49176), as filed on November 30, 2000.
	(3.3)	Confirmation of Underwriting Agreement · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
	(3.4)	Form of Rule 22c-2 Agreement · Incorporated herein by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File Nos. 333-115515), as
filed on April 12, 2007.
	(4.1)	Variable Annuity Contract (GM-VA-98) · Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
	(4.2)	Variable Annuity Contract Certificate (GMC-VA-98) · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(4.3)	Variable Annuity Contract (GM-VA-98(NY)) · Incorporated by reference to Post-
Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 30, 2000.
(4.4)	Variable Annuity Contract Certificate (GMC-VA-98(NY)) · Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 30, 2000.
(4.5)	Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98 · Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.
(4.6)	Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and Variable Annuity
Contract Certificate GMC-VA-98 · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
(4.7)	Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and Variable
Annuity Contract Certificate GMC-VA-98 · Incorporated by reference to Post-Effective
Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-56297), as filed on May 8, 2000.
(4.8)	Endorsement (EVA-PB-00 (NY)) to Variable Annuity Contract GM-VA-98(NY) and
Variable Annuity Contract Certificate GMC-VA-98(NY) · Incorporated by reference to
Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on December 13, 2000.
(4.9)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 33-75962), as filed on April 8, 2002.
(5)	Variable Annuity Contract Application (9.5.89-6(9/98)) · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297),
as filed on August 4, 1998.
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING
Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity
Company) · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective
January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005
(File No. 033-23376, Accession No. 0001047469-05-014783).
(7)	Not applicable.
(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance
Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(8.2)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds,
Inc.), AIM Distributors, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement
on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.3)	First Amendment dated November 17, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds, (formerly AIM Variable Insurance
Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement
on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.4)	Amendment dated July 12, 2002 to Participation Agreement dated as of June 30, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable
Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance Company and Annuity
Company and Aetna Investment Services, LLC · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988),
as filed on April 13, 2004.
(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity
Company and AIM Advisors, Inc. · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(8.6)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-49176), as filed on November 30, 2000.
(8.7)	Fund Participation Agreement dated March 1, 2000 between Aetna Life Insurance and
Annuity Company and Alliance Capital · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.
(8.8)	Service Agreement dated March 1, 2000 between Aetna Life Insurance and Annuity
Company and Alliance Capital · Incorporated by reference to Post-Effective Amendment
No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26,
2000.
(8.9)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as
filed on June 8, 1998.
(8.10)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1,
1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,
Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December
14, 1998.
(8.11)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios,
Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated
by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 16, 2000.

(8.12)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among
Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.13)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May
1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by
and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.14)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000
and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.15)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000,
May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company,
Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988),
as filed on April 13, 2004.
(8.16)	Service Agreement effective as of May 1, 1998 between Aeltus Investment Management,
Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.17)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and
Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.18)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.19)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.20)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance
and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 13, 2004.
(8.21)	Fund Participation Agreement effective as of May 1, 1999 between Aetna Life Insurance and Annuity Company, Brinson Series Trust (formerly Mitchell Hutchins Series Trust), and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management, Inc.) ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement
on Form N-4 (File No. 333-56297), as filed on June 25, 1999.
(8.22)	Service Agreement effective as of May 1, 1999 between Aetna Life Insurance and Annuity
Company and Brinson Advisors, Inc. (formerly Mitchell Hutchins Asset Management,
Inc.) · Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.
(8.23)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna
Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(8.24)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 33-34370), as filed on September 29, 1997.

(8.25)	Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement
dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and
Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 16 to
Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
(8.26)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity
Distributors Corporation · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.27)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998
between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.28)	Fund Participation Agreement dated February 1, 1994 and amended on December 15,
1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna
Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
(8.29)	Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company,
Variable Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 33-34370), as filed on September 29, 1997.
(8.30)	Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and
Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by Reference to Post-Effective Amendment No. 7 to
Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
(8.31)	Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life
Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity
Distributors Corporation · Incorporated by reference to Registration Statement on Form N-
4 (File No. 333-56297), as filed on June 8, 1998.
(8.32)	Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated
February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between
Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and
Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.33)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated
by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4
(File No. 33-75988), as filed on August 5, 2004.
(8.34)	Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING
Financial Advisers, LLC, and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on August 5, 2004.
(8.35)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1, 2003.
(8.36)	Fund Participation Agreement made and entered into as of April 30, 1996, and amended on
September 3, 1996, March 14, 1997 and November 28, 1997 by and among MFS Variable
Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial
Services Company · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.37)	Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement dated April
30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by
and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company
and Massachusetts Financial Services Company · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297),
as filed on August 4, 1998.
(8.38)	Fifth Amendment dated May 1, 1998 to Fund Participation Agreement dated April 30,
1996 and amended on September 3, 1996, March 14, 1997 and November 28, 1997 by and
among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
Massachusetts Financial Services Company · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
(8.39)	Fifth Amendment dated July 1, 1999 to Fund Participation Agreement dated April 30,
1996 and amended on September 3, 1996, March 14, 1997, November 28, 1997 and May
1, 1998 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
Company and Massachusetts Financial Services Company · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on November 23, 1999.
(8.40)	Sixth Amendment dated November 17, 2000 to the Fund Participation Agreement dated
April 30, 1996 as amended on September 3, 1996, March 14, 1997, November 28, 1997,
May 1, 1998 and July 1, 1999 by and among MFS Variable Insurance Trust, Aetna Life
Insurance and Annuity Company, and Massachusetts Financial Services Company ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on
Form N-4 (File No. 333-49176), as filed on November 30, 2000.
(8.41)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and
Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer
Funds, Inc. · Incorporated by reference to Post-Effective Amendment No. 27 to
Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
(8.42)	First Amendment dated December 1, 1999 to Fund Participation Agreement dated March
11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable
Annuity Account Funds and Oppenheimer Funds, Inc. · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(8.43)	Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
(8.44)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products
Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement
on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.45)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company,
ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and
ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003.
(8.46)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING
Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for
ING Variable Products Trust) · Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10,
2003.
(8.47)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc.,
Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement
on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(8.48)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be
renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna
Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation
Agreement dated November 28, 2001 · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(8.49)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003.
(8.50)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and
May 1, 2003 · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.
(8.51)	Amendment dated April 29, 2005 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and
November 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.52)	Amendment dated August 31, 2005 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated
November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003,
November 1, 2004 and April 29, 2005 · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.53)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May
1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 33-81216), as filed on April 11, 2006.
(8.54)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement
on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
(8.55)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the
Shareholder Servicing Agreement dated November 27, 2001 · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-
75962), as filed on April 8, 2002.
(8.56)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares)
dated November 27, 2001, as amended on March 5, 2002 · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-
75988), as filed on April 10, 2003.
(8.57)	Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1,
2003 · Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on April 17, 2006.
(8.58)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service Class
Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company
dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1,
2004 · Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(8.59)	Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 333-56297), as filed on April 17, 2006.
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not applicable.
(12)	Not applicable.
(13.1)	Powers of Attorney, attached.
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12,
1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Robert W. Crispin[3]	Director
David A. Wheat[2]	Director, Executive Vice President and Chief Financial
Officer
Brian D. Comer[1]	President
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President, Chief Actuary and Appointed
Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Shaun P. Mathews[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Christopher Abreu[1]	Vice President and Actuary
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Jeoffrey A. Block[5]	Vice President
Ira S. Braunstein[2]	Vice President, Investments
Mary A. Broesch[4]	Vice President and Actuary
Kevin P. Brown[1]	Vice President

Name and Principal Business Address	Positions and Offices with Depositor
Robert P. Browne[2]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Bruce Campbell[1]	Vice President and Actuary
Mary K. Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Kevin L. Christensen[5]	Vice President
Andrew C. Chua[6]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
Patricia M. Corbett[5]	Vice President
Kimberly Curley[6]	Vice President and Actuary
Karen Czizik[6]	Vice President
J. Randolph Dobo[6]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Shari A. Enger[4]	Vice President
William A. Evans[1]	Vice President
Ronald E. Falkner[1]	Vice President
Daniel J. Foley	Vice President, Investments
259 N Radnor-Chester Rd., Suite 205
Radnor, PA 19087
John P. Foley[2]	Vice President, Investments
Stephen E. Gallant[2]	Vice President, Investments
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President

Name and Principal Business Address	Positions and Offices with Depositor
Brian K. Haendiges[1]	Vice President
Steven J. Haun[5]	Vice President
June P. Howard[2]	Vice President
William S. Jasien[7]	Vice President
David A. Kelsey[1]	Vice President
Bart D. A. Kollen[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Barbara L. March[1]	Vice President
Richard T. Mason	Vice President
440 S. Warren St., Suite 300/702
Syracuse NY 13202
Gregory G. McGreevey[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Maurice M. Moore[2]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[5]	Vice President
Joseph M. O’Donnell[8]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary

Name and Principal Business Address	Positions and Offices with Depositor
Ethel Pippen[1]	Vice President
Deborah J. Prickett[5]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[5]	Vice President
Alice Su4	Vice President and Actuary
Laurie M. Tillinghast[1]	Vice President
William J. Wagner[6]	Vice President, Investments
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[5]	Vice President
Paul L. Zemsky[3]	Vice President, Investments
Matthew L. Condos[1]	Actuary
William H. Leslie[1]	Actuary
Cheryl A. Poulin[1]	Actuary
Joy M. Benner[9]	Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[9]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary
William H. Hope, III[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary

Name and Principal Business Address	Positions and Offices with Depositor
Rita J. Kummer[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
Randall K. Price[9]	Assistant Secretary
Carol A. Semplice[1]	Assistant Secretary
James A. Shuchart[4]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Edwina P. J. Steffer[9]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[9]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is 151 Farmington Avenue,
Hartford, Connecticut 06156.
2	The principal business address of these directors and these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.
3	The principal business address of this director and this officer is 230 Park Avenue, New York, New
York 10169.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478.
5	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
6	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
7	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia
22033.
8	The principal business address of this officer is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona
85258.
9	The principal business address of these officers is 20 Washington Avenue South, Minneapolis,
Minnesota 55401.
10	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota
55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 12 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed with the Securities and Exchange Commission on April 9, 2007.

Item 27. Number of Contract Owners

As of March 31, 2007, there were 81,292 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC

(separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
Dianne Clous[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason	Vice President
440 S. Warren St., Ste. 702
Syracuse, NY 13202
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Deborah Rubin[3]	Vice President
Todd Smiser	Vice President
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
O. V. Williams	Vice President
444 Seabreeze Blvd.
Daytona Beach, FL 32114
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial				$2,507,216.09
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2006.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390 and at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Item 31. Management Services

Not applicable.

Item 32. Undertakings Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on this 20TH day of April 2007

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By: ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:
Brian D. Comer*
President

By: /s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 to the Registration Statement has been signed by the following persons in the capacities indicated on April [ ], 2007.

Signature	Title

President
Brian D. Comer*	(principal executive officer)

Thomas J. McInerney*	Director and Chairman

Kathleen A. Murphy*	Director

Catherine H. Smith*	Director and Senior Vice President

Robert W. Crispin*	Director

Director, Executive Vice President and Chief
David A. Wheat*	Financial Officer

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

VARIABLE ANNUITY ACCOUNT B

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13)	Powers of Attorney	EX-99.B13